VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.9%
Alabama: 0.8%
	Alabama Federal Aid Highway Finance Authority (RB)
$400,000	5.00%, 09/01/24 (c)	$467,284
345,000	5.00%, 09/01/24 (c)	407,473
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
340,000	5.00%, 09/01/26 (c)	422,035
340,000	5.00%, 09/01/26 (c)	417,163
10,000	5.00%, 09/01/26 (c)	12,364
250,000	5.00%, 09/01/27 (c)	318,490
460,000	5.00%, 09/01/27 (c)	592,020
150,000	5.00%, 09/01/27	195,603
100,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/25	123,012
	Auburn University, Series A (RB)
10,000	5.00%, 06/01/26 (c)	12,386
25,000	5.00%, 06/01/26 (c)	31,058
860,000	Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	943,575
	County of Jefferson (RB)
100,000	5.00%, 03/15/27 (c)	123,166
600,000	5.00%, 03/15/27 (c)	754,626
525,000	5.00%, 03/15/27 (c)	662,629
	Infirmary Health System Special Care Facilities, Financing Authority of Mobile, Series A (RB)
530,000	3.00%, 02/01/26 (c)	568,404
260,000	3.00%, 02/01/26 (c)	280,925
1,250,000	Jefferson County (RB) 4.00%, 03/15/27 (c)	1,430,275
	Lower Alabama Gas District, Series A (RB)
305,000	5.00%, 09/01/29	392,126
375,000	5.00%, 09/01/31	493,819
100,000	5.00%, 09/01/34	135,806
675,000	State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	891,742
	UAB Medicine Finance Authority, Series B (RB)
150,000	5.00%, 09/01/26 (c)	181,454
225,000	5.00%, 09/01/26 (c)	275,398
280,000	UAB Medicine Finance Authority, Series B-1 (RB) 5.00%, 03/01/27 (c)	346,884
	University of Alabama, Board of Trustee, Series A (RB)
415,000	3.00%, 07/01/29 (c)	453,790
820,000	4.00%, 07/01/29 (c)	990,880
	Water Works Board of the City of Birmingham, Series A (RB)
595,000	5.00%, 01/01/27 (c)	738,853
250,000	5.00%, 01/01/27 (c)	311,960
775,000	5.00%, 01/01/27 (c)	982,134
		13,957,334
Alaska: 0.3%
	Alaska Housing Finance Corp., Series A (RB)
900,000	4.00%, 06/01/27 (c)	1,040,508
125,000	4.00%, 06/01/27 (c)	145,286
590,000	5.00%, 06/01/27 (c)	721,906
	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB)
415,000	5.00%, 09/01/25 (c)	481,026
300,000	5.25%, 09/01/25 (c)	357,963
305,000	State of Alaska, International Airports System, Series A (RB) 5.00%, 10/01/25 (c)	359,909
635,000	State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	739,673
130,000	State of Alaska, Series A (GO) 5.00%, 08/01/25 (c)	157,278
	State of Alaska, Series B (GO)
205,000	5.00%, 08/01/25 (c)	248,015
525,000	5.00%, 08/01/25 (c)	639,481
		4,891,045
Arizona: 1.1%
	Arizona Transportation Board, Highway Revenue (RB)
150,000	5.00%, 07/01/24 (c)	174,851
110,000	5.00%, 07/01/24 (c)	128,410
1,050,000	5.00%, 07/01/26 (c)	1,303,480
835,000	5.00%, 07/01/26 (c)	1,038,214
240,000	Board of Regents, Arizona State University, Series B (RB) 5.00%, 07/01/25 (c)	292,200
	Board of Regents, University of Arizona (RB)
215,000	3.00%, 06/01/26 (c)	231,217
165,000	5.00%, 06/01/26 (c)	202,709
	City of Mesa, Utility System Revenue (RB)
1,590,000	4.00%, 07/01/26 (c)	1,843,732
705,000	5.00%, 07/01/26 (c)	883,978
270,000	5.00%, 07/01/26 (c)	337,657
355,000	City of Phoenix (GO) 5.00%, 07/01/26 (c)	446,065
	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
860,000	5.00%, 07/01/26 (c)	1,080,607
120,000	5.00%, 07/01/26 (c)	149,440
620,000	5.00%, 07/01/26 (c)	777,809
150,000	5.00%, 07/01/26 (c)	186,212
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
250,000	5.00%, 07/01/27 (c)	305,938
100,000	5.00%, 07/01/27 (c)	123,296
250,000	5.00%, 07/01/27 (c)	311,730
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB)
550,000	5.00%, 07/01/27 (c)	673,321
120,000	5.00%, 07/01/27 (c)	150,202
260,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series A (RB) 5.00%, 07/01/25 (c)	318,406
320,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series B (RB) 5.00%, 07/01/26	404,637
250,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/27 (c)	315,198
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
20,000	3.13%, 01/01/27 (c)	21,416
215,000	5.00%, 01/01/28	273,959
710,000	5.00%, 01/01/29	926,209
	Maricopa County Special Health Care District, Series C (GO)
190,000	5.00%, 07/01/25	229,387
240,000	5.00%, 07/01/26	297,156
295,000	5.00%, 07/01/27	373,733
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
130,000	5.00%, 01/01/26	162,351
1,150,000	5.00%, 01/01/27 (c)	1,474,254
250,000	5.00%, 01/01/28 (c)	322,405
2,000,000	5.00%, 01/01/28 (c)	2,603,400
100,000	University of Arizona (RB) 5.00%, 06/01/26 (c)	123,430
		18,487,009
Arkansas: 0.1%
280,000	City of Fort Worth, Arkansas Water & Sewer Construction (RB) 5.00%, 10/01/28 (c)	359,402
1,000,000	City of Rogers, Arkansas Sales & Use Tax, Series B (RB) 5.00%, 11/01/26 (c)	1,223,740
		1,583,142
California: 15.9%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM)
125,000	3.00%, 10/01/26 (c)	130,350
705,000	4.00%, 10/01/26 (c)	779,561
815,000	Alameda County Joint Powers Authority (RB) 5.00%, 12/01/26 (c)	1,031,440
270,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	297,211
935,000	Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,099,177
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	885,952
725,000	4.00%, 06/01/26 (c)	862,228
450,000	California Health Facilities Financial Authority, Series A (RB) 5.00%, 11/15/27 (c)	566,554
100,000	California Health Facilities Financing Authority, Adventist Health System West, Series A (RB) 4.00%, 03/01/26 (c)	114,887
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center (RB)
110,000	5.00%, 11/15/25 (c)	134,306
100,000	5.00%, 11/15/25 (c)	122,829
310,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	382,949
400,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series B (RB) 3.00%, 08/15/26 (c)	426,732
175,000	California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	198,972
140,000	California Health Facilities Financing Authority, Kaiser Permanente, Series A-1 (RB) 5.00%, 11/01/27	180,580
160,000	California Health Facilities Financing Authority, Lucile Salter Packard Children Hospital, Series A (RB) 5.00%, 08/15/26 (c)	192,574
880,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 5.00%, 10/01/26 (c)	1,081,177
750,000	California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	953,730
	California Health Facilities Financing Authority, Sutter Health, Series A (RB)
500,000	5.00%, 11/15/27 (c)	622,870
150,000	5.00%, 11/15/27 (c)	187,505
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
100,000	5.00%, 10/01/25	125,131
100,000	5.00%, 10/01/25	125,131
130,000	5.00%, 04/01/26 (c)	160,965
550,000	5.00%, 04/01/26 (c)	693,192
935,000	5.00%, 04/01/26 (c)	1,174,837
55,000	5.00%, 04/01/26 (c)	68,933
150,000	5.00%, 10/01/26	193,401
170,000	5.00%, 04/01/27 (c)	215,512
840,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	1,015,669
925,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.00%, 07/01/27 (c)	1,120,008
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
360,000	3.00%, 09/01/27 (c)	397,174
500,000	3.00%, 09/01/27 (c)	554,890
270,000	5.00%, 09/01/24 (c)	321,643
	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB)
655,000	2.50%, 10/01/26 (c)	716,780
400,000	4.00%, 10/01/26 (c)	475,552
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
270,000	3.00%, 12/01/25 (c)	300,316
520,000	3.25%, 12/01/25 (c)	583,149
345,000	3.38%, 12/01/25 (c)	381,187
110,000	4.00%, 12/01/25 (c)	126,265
100,000	5.00%, 12/01/25 (c)	124,084
	California State Public Works Board, Department of General Services, Series F (RB)
75,000	5.00%, 05/01/25 (c)	90,160
600,000	5.00%, 05/01/25 (c)	725,022
330,000	5.00%, 05/01/25 (c)	400,145
	California State Public Works Board, Various Capital Projects, Series B (RB)
120,000	5.00%, 10/01/27 (c)	155,520
340,000	5.00%, 10/01/27 (c)	442,700
445,000	5.00%, 10/01/27 (c)	581,642
	California State Public Works Board, Various Capital Projects, Series C (RB)
100,000	3.38%, 03/01/27 (c)	112,382
425,000	4.00%, 11/01/26 (c)	501,351
45,000	5.00%, 11/01/26 (c)	56,931
30,000	5.00%, 11/01/26 (c)	37,798
30,000	5.00%, 11/01/26 (c)	38,086
160,000	5.00%, 03/01/27	206,330
400,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	505,728
950,000	California State Public Works Board, Various Correctional Facilities, Series C (RB) 5.00%, 11/01/28 (c)	1,269,209
	California State University, Series A (RB)
910,000	3.00%, 05/01/26 (c)	993,329
400,000	4.00%, 05/01/26 (c)	461,696
35,000	5.00%, 11/01/25 (c)	42,910
450,000	5.00%, 11/01/25 (c)	557,473
110,000	5.00%, 11/01/25	137,309
300,000	5.00%, 11/01/25 (c)	365,031
15,000	5.00%, 11/01/25 (c)	18,469
10,000	5.00%, 05/01/26 (c)	12,391
220,000	5.00%, 05/01/26 (c)	271,350
160,000	5.00%, 05/01/26 (c)	201,334
225,000	5.00%, 05/01/27 (c)	284,096
510,000	5.00%, 05/01/27 (c)	647,945
525,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	574,381
270,000	California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 4.13%, 03/01/26 (c)	304,857
	California Statewide Communities Development Authority, Enloe Medical Center (RB)
750,000	3.00%, 02/15/26 (c)	838,590
450,000	3.25%, 02/15/26 (c)	499,086
725,000	5.00%, 02/15/26 (c)	902,284
735,000	5.00%, 02/15/26 (c)	912,392
100,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26	116,238
1,500,000	California Statewide Communities Development Authority, Kaiser Permanente, Series L (RB) 5.00%, 11/01/29 (p)	2,033,535
1,000,000	California Statewide Communities Development Authority, Kaiser Permanente,, Series C-3 (RB) 5.00%, 11/01/29 (p)	1,355,690
	California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB)
1,000,000	5.00%, 01/01/28 (c)	1,204,430
760,000	5.00%, 01/01/28 (c)	923,582
315,000	5.00%, 01/01/28 (c)	385,157
300,000	Campbell Union High School District, Series B (GO) 5.00%, 08/01/26 (c)	372,639
140,000	Chabot-Las Positas Community College District (GO) 4.00%, 08/01/26 (c)	163,148
255,000	City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	278,776
	City of Bakersfield, Wastewater Revenue, Series A (RB)
240,000	5.00%, 09/15/20 (c)	241,339
520,000	5.00%, 09/15/25 (c)	638,066
15,000	5.00%, 09/15/25 (c)	18,312
405,000	City of Los Angeles, Solid Waste Resources, Series A (RB) 4.00%, 02/01/28 (c)	493,282
250,000	City of Los Angeles, Wastewater System, Series A (RB) 5.00%, 06/01/27 (c)	322,553
200,000	City of San Jose, Refunding, Libraries, Parks and Public Safety Projects, Series C (GO) (AGM) 5.00%, 03/01/29 (c)	268,724
625,000	Coast Community College District (GO) 0.00%, 08/01/25 (c) ^	399,238
20,000	Contra Costa Transportation Authority (RB) 5.00%, 03/01/25 (c)	23,817
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	294,478
	County of Sacramento, Airport System, Series E (RB)
275,000	5.00%, 07/01/27	342,573
150,000	5.00%, 07/01/28 (c)	185,693
	County of Santa Clara, Series C (GO)
245,000	3.00%, 08/01/27 (c)	269,801
125,000	5.00%, 08/01/27 (c)	163,916
525,000	5.00%, 08/01/27 (c)	670,567
145,000	Desert Community College District (GO) 5.00%, 08/01/27 (c)	184,753
	East Bay Municipal Utility District, Water System, Series A (RB)
315,000	5.00%, 06/01/24 (c)	370,582
460,000	5.00%, 06/01/27 (c)	584,338
	East Bay Municipal Utility District, Water System, Series B
220,000	5.00%, 06/01/27 (c)	284,016
145,000	5.00%, 06/01/27 (c)	189,960
2,590,000	East Side Union High School District, Series B (GO) (AGM) 3.00%, 08/01/27 (c)	2,834,781
	Eastern Municipal Water District, Financing Authority, Series B (RB)
560,000	5.00%, 07/01/26 (c)	694,092
145,000	5.00%, 07/01/26 (c)	180,383
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
625,000	5.00%, 07/01/26 (c)	775,062
250,000	5.00%, 07/01/26 (c)	309,375
435,000	5.00%, 07/01/26 (c)	541,431
25,000	5.00%, 07/01/26 (c)	31,463
100,000	5.00%, 07/01/26 (c)	125,058
250,000	El Camino Healthcare District (GO) 4.00%, 02/01/27 (c)	293,943
	El Dorado Irrigation District, Series C (RB)
1,000,000	5.00%, 03/01/26 (c)	1,218,810
250,000	5.00%, 03/01/26 (c)	305,005
520,000	5.00%, 03/01/26 (c)	641,092
	Fontana Redevelopment Agency Successor Agency (TA)
205,000	5.00%, 10/01/26	252,056
760,000	5.00%, 10/01/27 (c)	924,631
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
330,000	3.25%, 06/01/25 (c)	360,697
395,000	3.25%, 06/01/25 (c)	434,472
220,000	5.00%, 06/01/25 (c)	262,878
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
1,420,000	5.00%, 06/01/27 (c)	1,738,151
2,380,000	5.00%, 06/01/28 (c)	2,918,951
1,000,000	5.00%, 06/01/28 (c)	1,242,460
	Imperial Irrigation District, Electric System, Series C (RB)
215,000	5.00%, 05/01/26 (c)	266,684
1,045,000	5.00%, 05/01/26 (c)	1,302,195
135,000	5.00%, 05/01/26 (c)	168,660
105,000	Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	133,875
	Los Angeles Community College District, Series A (GO)
530,000	5.00%, 08/01/24 (c)	626,921
175,000	5.00%, 08/01/24 (c)	206,544
265,000	5.00%, 08/01/24 (c)	313,808
330,000	5.00%, 08/01/24 (c)	392,083
710,000	5.00%, 08/01/24 (c)	842,010
170,000	Los Angeles Community College District, Series G (GO) 5.00%, 08/01/24 (c)	201,982
	Los Angeles Community College District, Series I (GO)
775,000	2.13%, 08/01/26 (c)	831,048
170,000	4.00%, 08/01/26 (c)	199,995
25,000	4.00%, 08/01/26	30,561
135,000	4.00%, 08/01/26 (c)	164,283
	Los Angeles Community College District, Series J (GO)
750,000	4.00%, 08/01/27 (c)	904,980
400,000	4.00%, 08/01/27 (c)	487,412
100,000	5.00%, 08/01/27 (c)	131,687
	Los Angeles County Metropolitan Transportation Authority, Series A (RB)
50,000	4.00%, 07/01/26 (c)	59,703
820,000	5.00%, 07/01/25 (c)	1,009,141
165,000	5.00%, 06/01/26 (c)	205,234
375,000	5.00%, 06/01/26 (c)	468,382
115,000	5.00%, 06/01/26 (c)	145,139
795,000	5.00%, 07/01/27 (c)	1,023,737
	Los Angeles County Public Works Financing Authority, Series B (RB)
15,000	5.00%, 12/01/25 (c)	18,285
435,000	5.00%, 12/01/25 (c)	534,611
320,000	Los Angeles County Public Works Financing Authority, Series D (RB) 5.00%, 12/01/25 (c)	387,722
	Los Angeles Department of Water and Power, Series A (RB)
580,000	5.00%, 01/01/25 (c)	694,649
245,000	5.00%, 01/01/26 (c)	306,566
155,000	5.00%, 01/01/26 (c)	194,517
1,010,000	5.00%, 01/01/27 (c)	1,284,276
500,000	5.00%, 01/01/28 (c)	650,630
500,000	5.00%, 01/01/28 (c)	654,770
115,000	5.00%, 01/01/28 (c)	153,918
1,000,000	5.00%, 07/01/29	1,389,110
	Los Angeles Department of Water and Power, Series B (RB)
180,000	5.00%, 06/01/25 (c)	222,055
225,000	5.00%, 01/01/26 (c)	282,364
35,000	5.00%, 01/01/26 (c)	43,923
1,000,000	5.00%, 01/01/27 (c)	1,267,970
275,000	5.00%, 01/01/27 (c)	347,144
110,000	5.00%, 07/01/27	145,032
110,000	5.00%, 07/01/28 (c)	146,284
	Los Angeles Department of Water and Power, Series C (RB)
250,000	5.00%, 07/01/24 (c)	297,388
100,000	5.00%, 07/01/24 (c)	118,481
1,100,000	5.00%, 07/01/27 (c)	1,439,746
500,000	5.00%, 07/01/27 (c)	641,130
200,000	5.00%, 07/01/27 (c)	255,888
	Los Angeles Department of Water and Power, Series D (RB)
100,000	5.00%, 07/01/24 (c)	116,525
640,000	5.00%, 07/01/24 (c)	755,264
125,000	5.00%, 07/01/28 (c)	163,929
185,000	Los Angeles Department of Water and Power, Series E (RB) 5.00%, 07/01/24 (c)	215,105
	Los Angeles Unified School District, Series A (GO)
1,580,000	4.00%, 07/01/29 (c)	1,938,771
20,000	5.00%, 07/01/21 (c)	20,837
175,000	5.00%, 07/01/21 (c)	182,291
25,000	5.00%, 07/01/25 (c)	30,507
695,000	5.00%, 07/01/25 (c)	847,337
135,000	5.00%, 07/01/25 (c)	166,139
120,000	5.00%, 07/01/26	152,140
550,000	5.00%, 07/01/27	717,293
	Los Angeles Unified School District, Series B (GO)
270,000	2.00%, 07/01/26 (c)	284,918
780,000	3.00%, 07/01/26 (c)	859,248
1,055,000	3.00%, 07/01/26 (c)	1,152,619
885,000	5.00%, 07/01/26 (c)	1,113,188
915,000	5.00%, 07/01/26 (c)	1,150,924
	Los Angeles Unified School District, Series B-1 (GO)
585,000	5.00%, 01/01/28 (c)	756,791
645,000	5.00%, 01/01/28 (c)	843,428
	Metropolitan Water District of Southern California, Series A (RB)
1,005,000	2.50%, 07/01/27	1,120,103
100,000	5.00%, 01/01/26 (c)	123,015
100,000	Metropolitan Water District of Southern California, Series B (RB) 5.00%, 07/01/28 (c)	133,407
	Monterey Peninsula Community College District (GO)
730,000	0.00%, 02/01/26 (c) ^	569,400
865,000	0.00%, 02/01/26 (c) ^	702,882
865,000	0.00%, 02/01/26 (c) ^	727,854
200,000	Municipal Improvement Corp. of Los Angeles, Series A (RB) 5.00%, 11/01/26 (c)	246,684
	Municipal Improvement Corp. of Los Angeles, Series B (RB)
135,000	5.00%, 11/01/26 (c)	169,380
615,000	5.00%, 11/01/26 (c)	768,652
275,000	5.00%, 11/01/26	347,331
265,000	5.00%, 11/01/26 (c)	333,407
	Northern California Transmission Agency Project, Series A (RB)
20,000	5.00%, 05/01/26 (c)	24,372
40,000	5.00%, 05/01/26 (c)	49,189
45,000	5.00%, 05/01/26 (c)	55,645
	Oakland Unified School District (GO)
175,000	5.00%, 08/01/26 (c)	212,674
625,000	5.00%, 08/01/26 (c)	755,119
385,000	5.00%, 08/01/26 (c)	468,349
525,000	5.00%, 08/01/26	642,490
975,000	5.00%, 08/01/26 (c)	1,188,593
	Oakland Unified School District, Series A (GO)
335,000	5.00%, 08/01/25 (c)	392,958
400,000	5.00%, 08/01/25 (c)	470,904
400,000	Oakland Unified School District, Series C 5.00%, 08/01/27 (c)	483,520
325,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	378,027
	Palm Springs Unified School District, Series D (GO)
550,000	2.50%, 08/01/26 (c)	589,501
160,000	3.00%, 08/01/26 (c)	179,525
775,000	Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	942,842
350,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	434,556
260,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	300,594
	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	536,122
475,000	5.00%, 10/01/25 (c)	580,388
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB)
100,000	4.00%, 11/01/26 (c)	120,308
250,000	5.00%, 05/01/25 (c)	304,848
230,000	5.00%, 05/01/25 (c)	280,582
155,000	5.00%, 11/01/25	193,756
1,215,000	5.00%, 11/01/26 (c)	1,516,041
25,000	5.00%, 11/01/26 (c)	31,350
170,000	5.00%, 11/01/26 (c)	218,187
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB)
785,000	5.00%, 11/01/27 (c)	1,011,653
255,000	5.00%, 11/01/27 (c)	337,054
300,000	Rancho Cucamonga Redevelopment Agency (AGM) (TA) 5.00%, 09/01/24 (c)	351,012
650,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	786,188
190,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/25 (c)	227,394
	Regents of the University of California, Series AR (RB)
500,000	5.00%, 05/15/26 (c)	621,805
750,000	5.00%, 05/15/26 (c)	940,447
150,000	Regents of the University of California, Series I (RB) 5.00%, 05/15/25 (c)	180,068
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	569,064
170,000	Riverside Community College District (GO) 5.00%, 08/01/25 (c)	206,229
160,000	Riverside County Public Financing Authority, Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects (TA) 3.00%, 10/01/25 (c)	171,240
730,000	Riverside County Transportation Commission, Series A (RB) 2.00%, 06/01/24 (c)	757,360
125,000	Riverside Redevelopment Agency Successor Agency, Series A (AGM) (TA) 5.00%, 09/01/26	157,560
	Sacramento City Financing Authority, Master Lease Program Facilities (RB)
650,000	3.38%, 12/01/25 (c)	735,143
210,000	5.00%, 12/01/25 (c)	261,830
10,000	5.00%, 12/01/25 (c)	12,408
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
170,000	5.00%, 06/01/24 (c)	201,708
250,000	5.00%, 06/01/24 (c)	294,635
1,000,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/28	1,358,270
	San Diego Association of Governments, South Bay Expressway, Series A (RB)
705,000	5.00%, 07/01/27 (c)	845,196
500,000	5.00%, 07/01/27 (c)	605,565
	San Diego Community College District (GO)
855,000	5.00%, 08/01/26 (c)	1,077,975
65,000	5.00%, 08/01/26 (c)	82,346
	San Diego County Regional Airport Authority, Series B (RB)
1,530,000	5.00%, 07/01/30 (c)	2,028,015
1,630,000	5.00%, 07/01/30 (c)	2,181,021
	San Diego County Regional Transportation Commission, Series A (RB)
700,000	5.00%, 04/01/26 (c)	866,292
105,000	5.00%, 04/01/26 (c)	130,207
	San Diego County Water Authority, Series A (RB)
100,000	5.00%, 05/01/25 (c)	121,676
75,000	5.00%, 05/01/25 (c)	91,454
500,000	5.00%, 05/01/26 (c)	615,445
165,000	5.00%, 05/01/26 (c)	203,722
150,000	5.00%, 05/01/26 (c)	186,153
100,000	San Diego County Water Authority, Series B (RB) 5.00%, 05/01/26 (c)	121,898
150,000	San Diego County, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	178,574
	San Diego Public Facilities Financing Authority (RB)
365,000	5.00%, 10/15/25 (c)	434,189
445,000	5.00%, 10/15/25 (c)	527,507
410,000	5.00%, 10/15/25 (c)	489,134
435,000	5.00%, 10/15/25 (c)	520,852
150,000	5.00%, 10/15/25 (c)	179,385
	San Diego Public Facilities Financing Authority, Series A (RB)
95,000	5.00%, 05/15/26 (c)	119,308
135,000	5.00%, 05/15/26 (c)	170,598
185,000	San Diego Public Facilities Financing Authority, Series B (RB) 5.00%, 08/01/26	235,749
	San Diego Regional Building Authority, Series A (RB)
555,000	5.00%, 10/15/25 (c)	665,961
325,000	5.00%, 10/15/25 (c)	388,603
	San Diego Unified School District, Dedicated Unlimited Valorem Property Tax, Series R-5 (GO)
20,000	4.00%, 07/01/26 (c)	24,117
520,000	5.00%, 07/01/26 (c)	657,186
510,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	620,400
	San Diego Unified School District, Series I (GO)
115,000	0.00%, 07/01/25 (c) ^	71,231
220,000	0.00%, 07/01/25 (c) ^	142,666
650,000	5.00%, 07/01/27 (c)	834,411
575,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	676,137
210,000	San Francisco Bay Area Rapid Transit District, Series D (GO) 5.00%, 08/01/25 (c)	257,651
	San Francisco Bay Area Rapid Transit District, Series F-1 (GO)
140,000	5.00%, 08/01/29 (c)	187,082
110,000	5.00%, 08/01/29 (c)	149,641
	San Francisco Community College District (GO)
120,000	5.00%, 06/15/25 (c)	144,548
140,000	5.00%, 06/15/25	169,911
	San Francisco County Transportation Authority (RB)
135,000	3.00%, 02/01/27 (c)	149,145
500,000	3.00%, 02/01/27 (c)	540,565
105,000	4.00%, 02/01/27	127,634
325,000	4.00%, 02/01/27 (c)	390,000
	San Francisco Unified School District, Proposition A (GO)
500,000	3.00%, 06/15/24 (c)	541,150
445,000	3.25%, 06/15/24 (c)	478,629
165,000	San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	209,502
	San Joaquin County Administration Building Project (CP) (AGM)
520,000	5.00%, 11/15/27 (c)	683,171
500,000	5.00%, 11/15/27 (c)	660,375
25,000	San Joaquin Delta Community College District, Series A (GO) 5.00%, 08/01/25 (c)	30,562
230,000	San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	289,105
	San Marcos Unified School District (GO)
400,000	4.00%, 08/01/27 (c)	482,656
350,000	5.00%, 08/01/27 (c)	443,166
515,000	5.00%, 08/01/27 (c)	671,848
360,000	5.00%, 08/01/27 (c)	466,898
300,000	San Mateo County Transit District, Series A (RB) 5.00%, 06/01/25 (c)	363,165
770,000	San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	911,695
	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
400,000	4.00%, 05/15/25 (c)	457,016
760,000	4.00%, 05/15/25 (c)	871,424
	Santa Clara Unified School District (GO)
1,535,000	3.00%, 07/01/26 (c)	1,659,028
100,000	3.00%, 07/01/26 (c)	108,689
25,000	Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	30,563
500,000	Sequoia Union High School District (GO) 3.00%, 07/01/26 (c)	556,540
100,000	Southern California Public Power Authority, Milford Wind Corridor Phase I Project (RB) 5.00%, 07/01/29	138,492
120,000	State of California (GO) 4.00%, 09/01/26 (c)	143,616
470,000	State of California, Department of Water Resources, Central Valley Project, Series AS (RB) 5.00%, 12/01/24 (c)	567,835
	State of California, Department of Water Resources, Central Valley Project, Series AW (RB)
275,000	5.00%, 12/01/26 (c)	347,556
50,000	5.00%, 12/01/26 (c)	63,725
	State of California, Department of Water Resources, Central Valley Project, Series AX (RB)
100,000	5.00%, 12/01/27 (c)	130,751
915,000	5.00%, 12/01/27 (c)	1,203,079
365,000	State of California, Department of Water Resources, Central Valley Project, Series BA (RB) (AGM) 5.00%, 06/01/29 (c)	493,122
100,000	State of California, Series CL (GO) 3.75%, 12/01/24 (c)	109,252
	State of California, Various Purpose (GO)
400,000	2.00%, 09/01/26 (c)	432,000
645,000	3.00%, 09/01/26 (c)	707,320
150,000	3.00%, 09/01/26 (c)	162,522
350,000	3.00%, 10/01/29 (c)	392,917
1,575,000	3.13%, 04/01/29 (c)	1,789,042
605,000	3.50%, 08/01/27	733,732
700,000	4.00%, 08/01/26 (c)	828,121
130,000	4.00%, 08/01/26 (c)	152,855
950,000	4.00%, 09/01/26 (c)	1,136,960
1,810,000	4.00%, 09/01/26 (c)	2,166,208
545,000	4.00%, 09/01/26	665,063
1,200,000	4.00%, 09/01/26 (c)	1,453,032
645,000	4.00%, 09/01/26 (c)	768,053
250,000	4.00%, 09/01/26 (c)	296,333
650,000	4.00%, 09/01/26 (c)	774,007
100,000	4.00%, 11/01/27 (c)	121,823
600,000	4.00%, 11/01/27	752,940
2,000,000	4.00%, 03/01/29	2,570,600
4,000,000	4.00%, 03/01/30 (c)	4,990,200
2,000,000	4.00%, 03/01/30 (c)	2,485,700
140,000	5.00%, 09/01/21 (c)	146,945
390,000	5.00%, 09/01/21 (c)	409,785
355,000	5.00%, 09/01/21 (c)	373,364
115,000	5.00%, 09/01/21 (c)	120,859
330,000	5.00%, 09/01/21 (c)	346,995
345,000	5.00%, 09/01/23 (c)	393,597
500,000	5.00%, 04/01/24 (c)	576,260
205,000	5.00%, 10/01/24 (c)	244,659
420,000	5.00%, 03/01/25 (c)	509,872
1,195,000	5.00%, 08/01/25 (c)	1,463,505
875,000	5.00%, 08/01/25 (c)	1,054,777
765,000	5.00%, 08/01/25 (c)	926,775
405,000	5.00%, 08/01/25 (c)	498,478
195,000	5.00%, 08/01/25	241,537
340,000	5.00%, 08/01/25 (c)	415,643
30,000	5.00%, 09/01/25 (c)	36,921
115,000	5.00%, 09/01/25	142,838
420,000	5.00%, 09/01/25 (c)	518,318
480,000	5.00%, 09/01/25 (c)	589,646
370,000	5.00%, 09/01/25 (c)	449,332
135,000	5.00%, 10/01/25	168,138
850,000	5.00%, 04/01/26 (c)	1,060,927
995,000	5.00%, 08/01/26	1,270,665
600,000	5.00%, 08/01/26 (c)	749,448
115,000	5.00%, 08/01/26 (c)	142,283
190,000	5.00%, 08/01/26 (c)	235,746
510,000	5.00%, 08/01/26 (c)	641,764
165,000	5.00%, 08/01/26 (c)	205,689
955,000	5.00%, 08/01/26 (c)	1,206,528
1,050,000	5.00%, 08/01/26 (c)	1,335,694
150,000	5.00%, 08/01/26 (c)	190,001
1,165,000	5.00%, 08/01/26 (c)	1,471,838
185,000	5.00%, 08/01/26 (c)	235,337
835,000	5.00%, 09/01/26 (c)	1,049,495
2,000,000	5.00%, 09/01/26 (c)	2,533,100
1,000,000	5.00%, 09/01/26	1,280,380
390,000	5.00%, 09/01/26 (c)	487,406
15,000	5.00%, 09/01/26	19,206
250,000	5.00%, 09/01/26 (c)	315,363
770,000	5.00%, 09/01/26 (c)	977,885
2,640,000	5.00%, 09/01/26 (c)	3,283,447
320,000	5.00%, 09/01/26 (c)	402,202
2,260,000	5.00%, 09/01/26 (c)	2,829,565
475,000	5.00%, 09/01/26	608,180
125,000	5.00%, 09/01/26 (c)	157,681
150,000	5.00%, 09/01/26 (c)	190,497
1,000,000	5.00%, 09/01/26 (c)	1,266,550
1,030,000	5.00%, 04/01/27	1,342,399
950,000	5.00%, 08/01/27 (c)	1,233,290
3,395,000	5.00%, 08/01/27 (c)	4,443,478
1,920,000	5.00%, 08/01/27 (c)	2,503,930
285,000	5.00%, 10/01/27	376,995
1,020,000	5.00%, 11/01/27 (c)	1,333,181
2,645,000	5.00%, 11/01/27 (c)	3,439,690
1,000,000	5.00%, 11/01/27 (c)	1,313,230
2,480,000	5.00%, 11/01/27 (c)	3,269,731
710,000	5.00%, 04/01/28	948,936
1,445,000	5.00%, 08/01/28 (c)	1,880,003
750,000	5.00%, 08/01/28	1,012,005
3,500,000	5.00%, 04/01/29 (c)	4,658,675
150,000	5.00%, 04/01/29 (c)	202,433
1,000,000	5.00%, 10/01/29	1,389,260
3,000,000	5.00%, 10/01/29 (c)	4,121,790
1,390,000	5.00%, 10/01/29 (c)	1,921,425
2,590,000	5.00%, 04/01/30	3,631,750
380,000	5.00%, 04/01/31	543,518
3,500,000	5.00%, 04/01/32	5,089,035
250,000	5.25%, 08/01/25 (c)	307,170
425,000	5.25%, 08/01/25 (c)	520,077
	Stockton Unified School District (GO)
100,000	5.00%, 02/01/26 (c)	120,786
100,000	5.00%, 02/01/26 (c)	122,038
335,000	Successor Agency to the Redevelopment Agency of the City of San Diego, Series A (TA) 5.00%, 09/01/25 (c)	408,120
	Trustees of the California State University, Series A (RB)
250,000	4.00%, 05/01/26 (c)	299,970
410,000	5.00%, 05/01/26 (c)	513,275
750,000	5.00%, 05/01/26 (c)	932,197
830,000	5.00%, 05/01/26 (c)	1,041,210
	Tuolumne Wind Project Authority, Series A (RB)
405,000	5.00%, 01/01/27 (c)	520,664
125,000	5.00%, 01/01/27	161,330
130,000	University of California, Series AO (RB) 5.00%, 05/15/25 (c)	158,661
10,000	University of California, Series AR (RB) 5.00%, 05/15/26 (c)	12,494
385,000	University of California, Series AY (RB) 5.00%, 05/15/27 (c)	497,462
	University of California, Series AZ (RB)
310,000	5.00%, 05/15/28 (c)	405,480
275,000	5.00%, 05/15/28 (c)	368,173
1,170,000	University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,506,340
1,500,000	University of Connecticut, Series A (RB) 5.00%, 05/15/30 (c)	2,044,365
	West Basin Municipal Water District, Series A (RB)
155,000	5.00%, 02/01/26 (c)	193,020
100,000	5.00%, 02/01/26 (c)	124,898
20,000	West Contra Costa Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	23,962
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	611,240
		263,994,719
Colorado: 1.9%
250,000	Adams 12 Five Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	320,058
540,000	Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	681,334
	Adams and Weld Counties School District No. 27J (GO) (SAW)
365,000	4.00%, 12/01/25 (c)	421,845
160,000	5.00%, 12/01/25 (c)	195,885
	Board of Governors of Colorado State University System (RB)
935,000	5.00%, 03/01/28 (c)	1,204,551
510,000	5.00%, 03/01/28 (c)	666,952
1,050,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,282,921
150,000	City and County of Denver, Series A (RB) 5.00%, 08/01/26 (c)	184,058
200,000	City and County of Denver, Series A-2 (RB) 0.00%, 08/01/26 (c) ^	134,202
	City of Aurora, Water Revenue, First Lien (RB)
1,015,000	5.00%, 08/01/26 (c)	1,257,412
500,000	5.00%, 08/01/26 (c)	622,390
	City of Colorado Springs, Utilities System, Series A-1 (RB)
100,000	5.00%, 11/15/27 (c)	129,350
120,000	5.00%, 11/15/27 (c)	156,017
110,000	5.00%, 11/15/27 (c)	143,695
1,000,000	Colorado Health Facilities Authority, AdventHealth Obligated Group, Series B (RB) 5.00%, 11/19/26 (p)	1,253,570
545,000	Colorado Health Facilities Authority, Adventist Health System, Series B (RB) 5.00%, 05/15/26 (c)	652,725
2,255,000	Colorado Health Facilities Authority, Adventist Health System, Series C (RB) 5.00%, 11/15/26 (p)	2,824,387
155,000	Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB) 5.00%, 08/01/29 (c)	193,367
2,000,000	Colorado Health Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 02/01/26 (c) (p)	2,383,780
280,000	Colorado Health Facilities Authority, NCMC, Inc. Project (RB) 3.25%, 05/15/26 (c)	324,685
115,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/26	145,649
295,000	El Paso County School District N0. 20 (GO) (SAW) 5.00%, 12/15/26 (c)	370,101
	Garfield Pitkin and Eagle Counties School District No. Re-1 (GO)
565,000	5.00%, 12/15/25 (c)	696,831
975,000	5.00%, 12/15/25 (c)	1,205,987
1,110,000	Jefferson County School District R-1 (GO) 5.00%, 12/15/28 (c)	1,490,519
	Mesa County Valley School District No. 51 (GO) (SAW)
500,000	5.00%, 12/01/27 (c)	650,830
500,000	5.00%, 12/01/27 (c)	653,945
200,000	5.25%, 12/01/27 (c)	265,026
	Park Creek Metropolitan District, Series A (RB)
105,000	5.00%, 12/01/25 (c)	123,730
560,000	5.00%, 12/01/25 (c)	667,806
250,000	5.00%, 12/01/25 (c)	299,268
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	665,418
1,000,000	4.00%, 06/01/26 (c)	1,164,620
540,000	4.00%, 06/01/26 (c)	630,223
	Regional Transportation District, Series B (RB)
1,995,000	5.00%, 11/01/27 (c)	2,507,276
100,000	5.00%, 11/01/27 (c)	125,982
410,000	State of Colorado, Series K (CP) 5.00%, 03/15/27 (c)	509,347
190,000	State of Colorado, Series M (CP) 5.00%, 03/15/28 (c)	244,697
	University of Colorado, Series A-2 (RB)
800,000	3.00%, 06/01/24 (c)	846,072
500,000	4.00%, 06/01/28 (c)	600,670
250,000	5.00%, 06/01/27	323,140
155,000	5.00%, 06/01/28	206,060
860,000	University of Colorado, Series B-1 (RB) 2.25%, 06/01/26 (c)	937,185
1,480,000	Weld County School District No 6 Greeley (GO) (SAW) 5.00%, 12/01/29 (c)	1,984,813
		32,348,379
Connecticut: 2.2%
160,000	City of Hartford, Series C (GO) (AGM) 4.00%, 07/15/25 (c)	177,581
	Connecticut Housing Finance Authority, Series A-1 (RB)
260,000	2.88%, 05/15/25 (c)	278,853
350,000	3.65%, 11/15/26 (c)	387,524
200,000	3.88%, 11/15/26 (c)	223,488
500,000	Connecticut Housing Finance Authority, Series D-1 (RB) 3.20%, 11/15/26 (c)	549,980
200,000	Connecticut Housing Finance Authority, Series F-1 (RB) 3.05%, 05/15/26 (c)	217,260
335,000	Connecticut State Health and Educational Facilities Authority, Hartford Health Issue, Series A (RB) (SD CRED PROG) 5.00%, 01/01/30 (c)	425,748
250,000	Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	257,153
	Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB)
525,000	4.00%, 07/01/29 (c)	579,894
2,200,000	5.00%, 07/01/29 (c)	2,731,124
140,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 3.13%, 06/01/26 (c)	148,295
225,000	Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	243,428
305,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 09/01/24 (c)	355,636
	South Central Connecticut Regional Water Authority, Series B (RB)
310,000	4.00%, 08/01/26 (c)	352,014
500,000	4.00%, 08/01/26 (c)	569,455
25,000	5.00%, 08/01/26 (c)	31,252
	State of Connecticut, Series A (GO)
100,000	3.25%, 03/15/25 (c)	107,563
230,000	3.25%, 03/15/26 (c)	247,087
110,000	5.00%, 03/15/26 (c)	132,845
780,000	5.00%, 03/15/26 (c)	958,589
680,000	5.00%, 04/15/27 (c)	856,195
350,000	5.00%, 05/01/27 (c)	442,505
1,000,000	5.00%, 04/15/29	1,319,560
	State of Connecticut, Series B (GO)
575,000	5.00%, 06/15/25 (c)	693,553
785,000	5.00%, 04/15/27	995,137
135,000	5.00%, 04/15/27	171,138
1,205,000	State of Connecticut, Series C (GO) 4.00%, 06/15/28 (c)	1,406,789
710,000	State of Connecticut, Series D (GO) 4.00%, 08/15/26 (c)	813,071
	State of Connecticut, Series E (GO)
395,000	3.00%, 10/15/26 (c)	423,436
100,000	5.00%, 08/01/25 (c)	120,676
400,000	5.00%, 09/15/27	512,572
520,000	5.00%, 09/15/28 (c)	674,539
	State of Connecticut, Series F (GO)
335,000	3.25%, 11/15/25 (c)	366,071
420,000	5.00%, 11/15/25 (c)	506,789
290,000	5.00%, 11/15/25 (c)	354,177
400,000	5.00%, 11/15/25 (c)	485,840
100,000	5.00%, 09/15/26	125,165
	State of Connecticut, Special Tax Obligation, Series A (RB)
785,000	4.00%, 09/01/26 (c)	878,580
590,000	5.00%, 08/01/25 (c)	704,200
795,000	5.00%, 08/01/25 (c)	946,312
255,000	5.00%, 08/01/25 (c)	304,768
55,000	5.00%, 08/01/25 (c)	66,360
520,000	5.00%, 08/01/25 (c)	625,144
335,000	5.00%, 08/01/25 (c)	401,829
100,000	5.00%, 09/01/25	121,720
200,000	5.00%, 09/01/26 (c)	242,130
10,000	5.00%, 09/01/26	12,490
475,000	5.00%, 09/01/26 (c)	577,837
190,000	5.00%, 01/01/28 (c)	238,971
	State of Connecticut, Special Tax Obligation, Series B (RB)
335,000	5.00%, 09/01/26 (c)	413,926
100,000	5.00%, 09/01/26 (c)	124,026
470,000	5.00%, 10/01/26	588,360
1,025,000	5.00%, 10/01/28	1,346,409
260,000	State of Connecticut, Special Tax Obligation, Series C (RB) 5.00%, 10/01/26	325,476
	State of Connecticut, State Revolving Fund, Series A (RB)
125,000	3.13%, 03/01/25 (c)	135,959
1,000,000	5.00%, 05/01/27 (c)	1,267,580
275,000	5.00%, 02/01/29 (c)	364,078
	University of Connecticut, Series A (RB)
210,000	3.00%, 03/15/26 (c)	223,045
265,000	5.00%, 03/15/26 (c)	317,009
380,000	5.00%, 03/15/26 (c)	458,276
280,000	5.00%, 03/15/26 (c)	339,783
435,000	5.00%, 03/15/26 (c)	526,411
1,000,000	5.00%, 11/01/26	1,254,670
745,000	5.00%, 01/15/27 (c)	921,036
460,000	5.00%, 01/15/27	578,703
335,000	5.00%, 01/15/27 (c)	416,981
1,000,000	5.00%, 04/15/28 (c)	1,284,390
500,000	5.00%, 11/01/28 (c)	632,045
500,000	5.00%, 11/01/28 (c)	636,175
		36,516,661
Delaware: 0.4%
180,000	Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 3.00%, 07/01/27 (c)	199,220
220,000	Delaware Transportation Authority (RB) 5.00%, 07/01/26 (c)	276,289
	State of Delaware (GO)
505,000	3.13%, 03/01/27 (c)	556,288
500,000	4.00%, 03/01/27 (c)	603,985
	State of Delaware, Series A (GO)
650,000	2.00%, 01/01/30 (c)	667,465
545,000	2.13%, 03/01/26 (c)	581,869
100,000	5.00%, 02/01/27	129,386
500,000	5.00%, 02/01/28 (c)	661,110
500,000	5.00%, 02/01/28	666,335
810,000	5.00%, 10/01/28	1,100,288
1,000,000	5.00%, 01/01/30 (c)	1,388,140
		6,830,375
District of Columbia: 1.8%
1,500,000	District of Columbia (RB) (SAW) 5.00%, 12/01/29 (c)	1,984,230
130,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	153,894
	District of Columbia, Georgetown University Issue (RB)
645,000	5.00%, 04/01/27 (c)	775,825
105,000	5.00%, 04/01/27 (c)	127,586
	District of Columbia, Series A (GO)
420,000	5.00%, 06/01/25 (c)	507,095
250,000	5.00%, 06/01/26 (c)	309,670
290,000	5.00%, 06/01/26 (c)	357,915
210,000	5.00%, 06/01/26 (c)	263,386
30,000	5.00%, 06/01/26 (c)	37,471
2,500,000	5.00%, 06/01/27 (c)	3,171,925
580,000	5.00%, 06/01/27 (c)	737,656
170,000	5.00%, 06/01/27 (c)	217,245
750,000	5.00%, 06/01/28 (c)	975,360
1,000,000	5.00%, 09/01/29 (c)	1,339,130
	District of Columbia, Series C (GO)
280,000	5.00%, 06/01/24 (c)	327,191
225,000	5.00%, 10/01/27	296,514
1,000,000	5.00%, 05/01/30 (c)	1,355,180
	District of Columbia, Series D (GO)
500,000	4.00%, 06/01/27 (c)	596,290
100,000	5.00%, 06/01/24 (c)	117,603
20,000	5.00%, 12/01/26 (c)	25,291
125,000	5.00%, 12/01/26 (c)	160,475
160,000	5.00%, 12/01/26 (c)	204,032
1,500,000	5.00%, 06/01/27 (c)	1,951,020
500,000	5.00%, 06/01/27 (c)	638,955
25,000	District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	31,614
195,000	District of Columbia, Water and Sewer Authority, Public Utility, Subordinated Lien, Series A (RB) 5.00%, 04/01/26 (c)	239,138
	District of Columbia, Water and Sewer Authority, Public Utility, Subordinated Lien, Series B (RB)
400,000	5.00%, 10/01/25 (c)	486,252
410,000	5.00%, 10/01/25 (c)	505,190
430,000	5.00%, 04/01/26 (c)	528,930
100,000	5.00%, 04/01/26 (c)	123,568
	District of Columbia, Water and Sewer Authority, Public Utility, Subordinated Lien, Series C (RB)
100,000	5.00%, 10/01/24 (c)	118,344
200,000	5.00%, 10/01/24 (c)	237,504
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
250,000	4.00%, 10/01/29 (c)	284,073
250,000	4.00%, 10/01/29 (c)	285,213
2,545,000	Washington Convention and Sports Authority, Senior Lien, Series A (RB) 5.00%, 10/01/27 (c)	2,845,259
	Washington Metropolitan Area Transit Authority (RB)
175,000	5.00%, 07/01/27 (c)	225,040
275,000	5.00%, 07/01/27	354,761
	Washington Metropolitan Area Transit Authority, Series A-1 (RB)
140,000	5.00%, 07/01/27 (c)	177,796
330,000	5.00%, 07/01/27	425,713
	Washington Metropolitan Area Transit Authority, Series A-2 (RB)
810,000	5.00%, 07/01/27 (c)	1,015,934
550,000	5.00%, 07/01/27 (c)	691,350
300,000	5.00%, 07/01/27 (c)	378,891
	Washington Metropolitan Area Transit Authority, Series B (RB)
950,000	5.00%, 07/01/27 (c)	1,194,150
880,000	5.00%, 07/01/27 (c)	1,103,731
650,000	5.00%, 07/01/27 (c)	825,480
240,000	5.00%, 07/01/27	309,610
555,000	5.00%, 07/01/27 (c)	708,063
		29,726,543
Florida: 4.3%
490,000	Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series B-1 (RB) 5.00%, 12/01/29 (c)	617,292
120,000	Broward County. Florida Water & Sewer Utility, Series A (RB) 5.00%, 10/01/25 (c)	147,172
520,000	Central Florida Expressway Authority (RB) 3.00%, 07/01/27 (c)	560,024
	Central Florida Expressway Authority, Series A (RB)
815,000	3.00%, 07/01/26 (c)	869,841
395,000	3.25%, 07/01/26 (c)	422,002
115,000	Central Florida Expressway Authority, Series B (RB) 5.00%, 07/01/26	143,817
175,000	City of Cape Coral, Water and Sewer (RB) 5.00%, 10/01/27 (c)	225,549
	City of Gainesville, Utilities System, Series A (RB)
200,000	5.00%, 10/01/26	254,502
500,000	5.00%, 10/01/27 (c)	634,995
195,000	5.00%, 10/01/27 (c)	249,294
585,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/27	746,343
	City of Jacksonville, Transportation Revenue (RB)
600,000	3.00%, 10/01/25 (c)	652,146
310,000	3.00%, 10/01/25 (c)	337,897
450,000	3.25%, 10/01/25 (c)	489,528
210,000	5.00%, 10/01/25 (c)	252,447
295,000	City of Lakeland, Department of Electric Utilities (RB) 5.00%, 04/01/26 (c)	366,004
540,000	City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	653,341
375,000	City of Orlando, Senior Tourist Development Tax, 6th Cent Contract Payments, Series A (RB) (AGM) 5.00%, 11/01/26	455,719
	City of Port St. Lucie, Utility System Revenue (RB)
500,000	4.00%, 09/01/26 (c)	581,485
585,000	5.00%, 09/01/26 (c)	731,835
680,000	City of Tallahassee, Energy System Revenue (RB) 5.00%, 10/01/23 (c)	774,357
100,000	County of Lee, Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	118,434
	County of Miami-Dade (RB)
565,000	0.00%, 10/01/26 (c) ^	422,710
400,000	0.00%, 10/01/26 (c) ^	286,340
640,000	5.00%, 10/01/26	789,043
690,000	5.00%, 10/01/26 (c)	822,301
510,000	5.00%, 10/01/26 (c)	622,302
115,000	5.00%, 10/01/26 (c)	137,532
	County of Miami-Dade, Aviation Revenue, Series A (RB)
750,000	5.00%, 10/01/26 (c)	897,270
460,000	5.00%, 10/01/26 (c)	565,929
100,000	5.00%, 10/01/26 (c)	123,575
	County of Miami-Dade, Building Better Communities Program, Series A (GO) (SAW)
1,600,000	4.00%, 07/01/30 (c)	2,004,320
100,000	5.00%, 07/01/25 (c)	122,245
200,000	5.00%, 07/01/25	245,036
555,000	5.00%, 07/01/26 (c)	685,369
520,000	5.00%, 07/01/26 (c)	652,356
100,000	5.00%, 07/01/26 (c)	126,716
280,000	5.00%, 07/01/26 (c)	346,500
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
125,000	4.00%, 07/01/24 (c)	140,750
555,000	4.00%, 07/01/24 (c)	626,112
275,000	5.00%, 07/01/24 (c)	326,296
520,000	County of Miami-Dade, Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/26 (c)	643,204
400,000	County of Miami-Dade, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	461,620
	County of Miami-Dade, Expressway Authority Toll System, Series A (RB)
25,000	5.00%, 07/01/26 (c)	29,163
105,000	5.00%, 07/01/26 (c)	123,509
250,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	283,098
	County of Miami-Dade, Water and Sewer System (RB)
250,000	5.00%, 10/01/25 (c)	305,468
270,000	5.00%, 10/01/25	333,461
800,000	5.00%, 10/01/27 (c)	1,039,144
	County of Miami-Dade, Water and Sewer System, Series B (RB)
370,000	3.00%, 10/01/27 (c)	412,280
605,000	5.00%, 10/01/25 (c)	727,289
125,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/27	162,135
	Florida Department of Management Services, Series A (CP)
105,000	5.00%, 08/01/25	129,117
425,000	5.00%, 09/01/27 (c)	552,814
175,000	5.00%, 11/01/27	226,721
500,000	Florida Higher Educational Facilities Financial Authority, Nova Southeastern University Project (RB) 5.00%, 04/01/26 (c)	577,145
415,000	Florida Housing Finance Corp., Series 1 (RB) 3.25%, 01/01/27 (c)	458,027
	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
635,000	3.00%, 10/01/26 (c)	695,744
125,000	5.00%, 10/01/26 (c)	154,163
195,000	5.00%, 10/01/26 (c)	242,381
470,000	5.00%, 10/01/27	595,542
145,000	Florida Municipal Power Agency, All-Requirements Power Supply, Series B (RB) 5.00%, 10/01/25 (c)	175,871
400,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	490,072
	Florida State Department of Transportation, Turnpike Enterprise, Series B (RB)
265,000	5.00%, 07/01/25 (c)	323,660
110,000	5.00%, 07/01/25 (c)	134,770
815,000	Halifax Hospital Medical Center (RB) 3.38%, 06/01/26 (c)	889,613
	Hernando County School District, Series A (CP) (AGM)
245,000	3.00%, 07/01/26 (c)	265,854
450,000	3.00%, 07/01/26 (c)	489,541
470,000	3.00%, 07/01/26 (c)	512,934
	JEA Electric System, Series B (RB)
175,000	3.38%, 10/01/22 (c)	180,838
885,000	5.00%, 10/01/27 (c)	1,105,029
	JEA Electric System, Series Three B (RB)
850,000	5.00%, 10/01/27 (c)	1,079,202
610,000	5.00%, 10/01/27 (c)	779,549
650,000	5.00%, 10/01/27	836,524
605,000	Lee Memorial Health System, Series A-1 (RB)
	5.00%, 04/01/29 (c)	772,857
	Manatee County School District (RB) (AGM)
290,000	5.00%, 10/01/26	358,707
160,000	5.00%, 04/01/27 (c)	200,178
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
815,000	5.00%, 02/01/24 (c)	937,005
610,000	5.00%, 02/01/24 (c)	699,036
860,000	5.00%, 02/01/24 (c)	990,995
640,000	5.00%, 02/01/24 (c)	739,168
145,000	5.00%, 02/01/24 (c)	166,978
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA)
320,000	5.00%, 02/01/24 (c)	367,184
425,000	5.00%, 02/01/24 (c)	488,142
420,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	465,801
410,000	Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	507,920
310,000	Orange County School Board, Series D (CP) 5.00%, 08/01/25 (c)	375,556
	Orange County, Tourist Development Tax (RB)
100,000	5.00%, 10/01/25 (c)	115,723
190,000	5.00%, 10/01/26	229,712
360,000	5.00%, 10/01/27	444,715
490,000	5.00%, 10/01/30	636,770
120,000	Orlando Utilities Commission, Series A (RB) 5.00%, 10/01/27 (c)	154,657
10,000	Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc. (RB) 5.00%, 11/15/26 (c)	11,685
	Palm Beach County School Board, Series A (CP)
125,000	5.00%, 08/01/26	158,274
120,000	5.00%, 08/01/27	156,197
695,000	Palm Beach County School Board, Series C (CP) 5.00%, 08/01/28 (c)	924,433
1,000,000	Pasco County School Board, Series C (CP) (AGM) 5.00%, 08/01/30 (c)	1,314,150
	Polk County, School District (RB)
100,000	5.00%, 10/01/29 (c)	133,943
1,000,000	5.00%, 10/01/29 (c)	1,347,580
175,000	Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/27 (c)	224,543
200,000	School Board of Duval County, Series B (CP) 5.00%, 07/01/25 (c)	240,708
125,000	School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	139,304
720,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	872,662
	School Board of Miami-Dade County, Series C (CP)
540,000	3.25%, 02/01/21 (c)	545,006
265,000	3.25%, 02/01/21 (c)	267,581
	School Board of Miami-Dade County, Series D (CP)
140,000	4.00%, 02/01/26 (c)	158,182
165,000	5.00%, 02/01/26	202,955
265,000	5.00%, 02/01/26 (c)	325,958
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	241,856
	South Broward Hospital District (RB)
500,000	4.00%, 05/01/26 (c)	568,800
435,000	5.00%, 05/01/26 (c)	531,379
	South Florida Water Management District (CP)
400,000	3.00%, 04/01/26 (c)	439,624
210,000	5.00%, 04/01/26 (c)	257,273
	South Miami Health Facilities Authority (RB)
800,000	5.00%, 08/15/27 (c)	972,160
710,000	5.00%, 08/15/27 (c)	875,671
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/25	123,121
255,000	5.00%, 07/01/26	323,978
100,000	State of Florida, Board of Education, Lottery Revenue, Series B (RB) 5.00%, 07/01/26	127,050
	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
650,000	4.00%, 06/01/28 (c)	796,594
525,000	5.00%, 06/01/24 (c)	620,492
815,000	5.00%, 06/01/25 (c)	996,615
795,000	5.00%, 06/01/28 (c)	1,055,116
	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO)
125,000	5.00%, 06/01/24 (c)	147,736
400,000	5.00%, 06/01/27 (c)	520,896
	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
250,000	3.00%, 06/01/24 (c)	270,473
510,000	3.00%, 06/01/29 (c)	578,044
500,000	4.00%, 06/01/26 (c)	590,235
725,000	4.00%, 06/01/26 (c)	852,426
780,000	4.00%, 06/01/27 (c)	939,916
585,000	5.00%, 06/01/27	763,887
145,000	5.00%, 06/01/28 (c)	193,427
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
10,000	5.00%, 06/01/26 (c)	12,654
105,000	5.00%, 06/01/28	140,724
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
590,000	2.38%, 06/01/26 (c)	639,401
500,000	3.00%, 06/01/25 (c)	551,440
200,000	4.00%, 06/01/25 (c)	231,086
135,000	State of Florida, Board of Education, Public Education Capital Outlay, Series F (GO) 5.00%, 06/01/26 (c)	170,825
115,000	State of Florida, Department of Transportation Financing Corp., Series B (RB) 5.00%, 07/01/28 (c)	150,561
880,000	State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	1,206,586
	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO)
600,000	3.00%, 07/01/27 (c)	665,526
555,000	3.00%, 07/01/27 (c)	627,844
40,000	5.00%, 07/01/26 (c)	50,793
750,000	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B (GO) 5.00%, 07/01/28 (c)	1,006,380
580,000	State of Florida, Department of Transportation, Turnpike, Series A (RB) 5.00%, 07/01/28 (c)	762,021
555,000	State of Florida, Department of Transportation, Turnpike, Series B (RB) 2.63%, 07/01/25 (c)	605,255
740,000	State of Florida, Department of Transportation, Turnpike, Series C (RB) 5.00%, 07/01/26 (c)	922,995
110,000	Tampa Bay, Water Utility System, Series A (RB) 4.00%, 10/01/25 (c)	128,544
280,000	Volusia County School Board, Master Lease Program, Series B (CP) 5.00%, 08/01/24 (c)	327,197
		72,303,074
Georgia: 1.7%
420,000	Augusta, Water and Sewer Revenue (RB) 3.00%, 10/01/27 (c)	468,472
500,000	City of Atlanta, Airport Passenger Facility Charge (RB) 5.00%, 07/01/29 (c)	648,655
330,000	City of Atlanta, Public Improvement (GO) 5.00%, 12/01/24 (c)	393,182
200,000	City of Atlanta, Water and Wastewater (RB) 4.00%, 11/01/29 (c)	248,236
250,000	Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	303,598
750,000	Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	916,065
3,000,000	County of Fulton, Water & Sewerage, Series A (RB) 3.00%, 01/01/30 (c)	3,377,160
	Forsyth County School District (GO)
1,000,000	5.00%, 02/01/28 (c)	1,315,780
1,000,000	5.00%, 02/01/28 (c)	1,327,970
	Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB)
225,000	5.00%, 02/15/27 (c)	270,455
100,000	5.00%, 02/15/27 (c)	122,959
925,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 2.90%, 12/01/25 (c)	991,517
190,000	Glynn-Brunswick Memorial Hospital Authority (RB) 5.00%, 08/01/25 (c)	217,316
	Metropolitan Atlanta Rapid Transit Authority, Series B (RB)
300,000	5.00%, 07/01/26 (c)	367,821
30,000	5.00%, 07/01/26 (c)	36,959
	Metropolitan Atlanta Rapid Transit Authority, Series C (RB)
495,000	5.00%, 07/01/26 (c)	614,622
235,000	5.00%, 07/01/26 (c)	292,683
420,000	5.00%, 07/01/26	528,293
	Municipal Electric Authority of Georgia, Series A (RB)
200,000	5.00%, 07/01/26 (c)	242,578
1,090,000	5.00%, 07/01/26 (c)	1,323,380
500,000	Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 09/01/29 (c)	673,680
350,000	Private Colleges and Universities Authority, Emory University, Series B (RB) 4.00%, 09/01/30 (c)	434,689
	Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
345,000	3.00%, 07/01/26 (c)	366,024
835,000	5.00%, 07/01/26 (c)	1,014,308
375,000	5.00%, 07/01/26 (c)	451,065
250,000	5.00%, 07/01/26 (c)	302,588
	State of Georgia, Series A (GO)
985,000	2.50%, 02/01/26 (c)	1,039,894
125,000	5.00%, 02/01/26	156,973
1,190,000	5.00%, 02/01/26 (c)	1,487,167
680,000	5.00%, 02/01/26 (c)	845,172
600,000	5.00%, 07/01/26	763,104
1,200,000	5.00%, 02/01/27 (c)	1,519,872
1,000,000	5.00%, 02/01/27	1,294,600
350,000	5.00%, 02/01/27 (c)	449,729
150,000	5.00%, 02/01/27 (c)	192,006
	State of Georgia, Series C (GO)
3,000,000	5.00%, 07/01/27 (c)	3,885,600
130,000	5.00%, 07/01/27	170,365
		29,054,537
Hawaii: 1.3%
1,275,000	City and County of Honolulu, Rail Transit Project, Series B (GO) 5.00%, 03/01/30 (c)	1,749,695
675,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	823,993
1,015,000	City and County of Honolulu, Series B (GO) 5.00%, 09/01/27 (c)	1,294,947
	City and County of Honolulu, Series C (GO)
750,000	4.00%, 08/01/29 (c)	916,260
120,000	4.00%, 08/01/29 (c)	147,211
1,000,000	5.00%, 10/01/29	1,373,250
	City and County of Honolulu, Wastewater System, Series A (RB)
970,000	4.00%, 07/01/26 (c)	1,129,090
1,015,000	5.00%, 07/01/26 (c)	1,254,083
100,000	City and County of Honolulu, Wastewater System, Series B (RB) 4.00%, 07/01/26 (c)	116,174
175,000	State of Hawaii, Department of Budget and Finance, Series A (RB) 5.00%, 07/01/25	207,830
295,000	State of Hawaii, Series B (RB) 5.00%, 07/01/26 (c)	366,021
	State of Hawaii, Series EY (GO)
120,000	5.00%, 10/01/25 (c)	147,310
1,085,000	5.00%, 10/01/25 (c)	1,336,275
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	615,220
	State of Hawaii, Series FB (GO)
150,000	3.00%, 04/01/26 (c)	160,868
200,000	4.00%, 04/01/26 (c)	236,758
130,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/25	160,332
	State of Hawaii, Series FH (GO)
15,000	5.00%, 10/01/26 (c)	18,911
375,000	5.00%, 10/01/26 (c)	474,330
	State of Hawaii, Series FK (GO)
690,000	5.00%, 05/01/27 (c)	869,283
130,000	5.00%, 05/01/27 (c)	164,203
	State of Hawaii, Series FN (GO)
500,000	5.00%, 10/01/27 (c)	648,000
105,000	5.00%, 10/01/27 (c)	137,241
	State of Hawaii, Series FT (GO)
295,000	4.00%, 01/01/28 (c)	356,921
1,020,000	5.00%, 10/01/27 (c)	1,315,443
150,000	5.00%, 01/01/28 (c)	194,006
1,150,000	5.00%, 01/01/28 (c)	1,495,333
	State of Hawaii, Series FW (GO)
1,300,000	5.00%, 01/01/28	1,711,593
1,180,000	5.00%, 01/01/29	1,596,564
160,000	State of Hawaii, Series HI (GO) 5.00%, 10/01/26	203,267
	University of Hawaii, Series E (RB)
285,000	5.00%, 10/01/26 (c)	353,961
240,000	5.00%, 10/01/26 (c)	296,798
		21,871,171
Idaho: 0.1%
500,000	Ada and Boise Counties Independent School District (GO) 5.00%, 02/01/27 (c)	627,115
	Idaho Health Facilities Authority, Trinity Health Group, Series D (RB)
115,000	5.00%, 06/01/22 (c)	124,874
185,000	5.00%, 06/01/22 (c)	200,884
		952,873
Illinois: 3.6%
235,000	Chicago Board of Education (ST) 5.75%, 04/01/27 (c)	272,863
175,000	Chicago O’Hare International Airport, Series A (RB) 5.00%, 01/01/27 (c)	213,369
	Chicago O’Hare International Airport, Series B (RB)
610,000	5.00%, 01/01/25 (c)	707,112
510,000	5.00%, 01/01/25 (c)	587,168
135,000	5.00%, 01/01/25 (c)	154,867
580,000	5.00%, 01/01/25 (c)	663,752
1,590,000	5.00%, 01/01/25 (c)	1,849,059
315,000	5.00%, 01/01/25 (c)	368,096
470,000	5.00%, 01/01/27 (c)	564,912
365,000	5.00%, 01/01/27 (c)	437,266
135,000	Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26 (c)	159,473
500,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/26	602,575
100,000	City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	116,426
750,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	821,992
	City of Chicago, Series A (GO) (SAW)
200,000	5.00%, 01/01/29	226,754
920,000	5.50%, 01/01/25 (c)	1,004,401
390,000	5.50%, 01/01/29 (c)	448,496
845,000	5.63%, 01/01/27 (c)	971,277
340,000	5.63%, 01/01/27 (c)	392,442
510,000	City of Chicago, Series C (GO) 5.00%, 01/01/26 (c)	549,000
100,000	City of Chicago, Series E (GO) 5.50%, 01/01/25 (c)	108,745
	City of Chicago, Water Revenue, Second Lien (RB)
1,010,000	5.00%, 11/01/27 (c)	1,245,683
180,000	5.25%, 11/01/27 (c)	218,221
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
405,000	5.00%, 11/01/26 (c)	482,962
420,000	5.00%, 11/01/26 (c)	503,055
	City of Springfield, Electric Revenue, Senior Lien (RB) (AGM)
15,000	5.00%, 03/01/25 (c)	17,648
540,000	5.00%, 03/01/25 (c)	637,718
425,000	5.00%, 03/01/25 (c)	506,536
1,000,000	Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/27	1,305,140
210,000	Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties (GO) 5.00%, 01/01/25 (c)	250,093
325,000	Cook County, Series A (GO) 5.00%, 11/15/26 (c)	379,837
	Illinois Finance Authority, Advocate Health Care Network (RB)
225,000	5.00%, 08/01/24 (c)	266,535
250,000	5.00%, 08/01/24 (c)	289,783
	Illinois Finance Authority, Clean Water Initiative (RB)
165,000	4.00%, 01/01/26 (c)	192,826
100,000	4.00%, 01/01/26 (c)	118,608
135,000	5.00%, 01/01/26	168,430
685,000	5.00%, 01/01/26 (c)	852,133
175,000	5.00%, 01/01/27 (c)	219,419
140,000	5.00%, 01/01/27 (c)	178,370
400,000	5.00%, 01/01/27 (c)	513,004
1,155,000	5.00%, 07/01/29 (c)	1,527,418
	Illinois Finance Authority, Mercy Health Corp. (RB)
90,000	4.00%, 06/01/26 (c)	99,379
1,000,000	4.00%, 06/01/26 (c)	1,099,150
160,000	4.00%, 06/01/26 (c)	177,430
325,000	5.00%, 12/01/25	384,985
250,000	5.00%, 06/01/26 (c)	290,435
130,000	5.00%, 06/01/26 (c)	154,357
	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB)
1,325,000	3.00%, 01/15/28 (c)	1,460,521
535,000	5.00%, 07/15/27	686,705
260,000	Illinois Finance Authority, Northwestern University (RB) 5.00%, 12/01/28	351,273
100,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.00%, 11/15/25 (c)	116,936
1,010,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	1,157,430
	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB)
100,000	5.00%, 05/15/25 (c)	115,043
125,000	5.00%, 05/15/25 (c)	145,263
195,000	5.00%, 05/15/25 (c)	228,686
190,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	223,698
500,000	Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	553,695
	Illinois Housing Development Authority, Series C (RB)
540,000	2.80%, 10/01/28 (c)	582,007
355,000	3.10%, 02/01/26 (c)	379,222
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	202,630
	Illinois State Toll Highway Authority, Series A (RB)
290,000	4.00%, 01/01/26 (c)	325,438
555,000	5.00%, 01/01/26 (c)	665,084
775,000	5.00%, 01/01/26 (c)	922,459
510,000	5.00%, 01/01/28 (c)	639,407
175,000	5.00%, 01/01/29	228,779
345,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/24 (c)	394,970
	Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO)
215,000	5.00%, 01/01/24 (c)	246,375
120,000	5.00%, 01/01/24 (c)	137,731
	Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
190,000	5.00%, 01/01/24 (c)	218,283
450,000	5.00%, 01/01/24 (c)	516,163
410,000	5.00%, 01/01/24 (c)	472,837
335,000	5.00%, 01/01/24 (c)	385,602
700,000	Kendall, Kane, and Will Counties Community Unit School District No. 308 (GO) 5.00%, 02/01/26 (c)	831,117
	Metropolitan Water Reclamation District of Greater Chicago, Series A (GO)
425,000	5.00%, 12/01/26 (c)	515,729
115,000	5.00%, 12/01/26 (c)	140,562
590,000	5.00%, 12/01/26	740,273
	Northern Illinois Municipal Power Agency, Series A (RB)
1,235,000	4.00%, 12/01/26 (c)	1,405,591
535,000	5.00%, 12/01/26 (c)	666,787
565,000	Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/26 (c)	677,475
	Regional Transportation Authority of Illinois, Series A (RB)
500,000	5.00%, 07/01/27 (c)	617,250
870,000	5.00%, 07/01/27 (c)	1,077,765
	Sales Tax Securitization Corp., Series A (RB)
100,000	5.00%, 01/01/26	117,033
415,000	5.00%, 01/01/27	495,269
250,000	5.00%, 01/01/28 (c)	297,713
570,000	5.00%, 01/01/28 (c)	676,271
250,000	5.00%, 01/01/28 (c)	299,348
585,000	5.00%, 01/01/28 (c)	710,020
1,150,000	5.00%, 01/01/28 (c)	1,393,524
155,000	5.00%, 01/01/30 (c)	189,954
	State of Illinois (RB)
320,000	3.00%, 06/15/26 (c)	305,181
710,000	3.00%, 06/15/26 (c)	696,503
680,000	3.00%, 06/15/26 (c)	659,899
495,000	3.00%, 06/15/26 (c)	475,304
300,000	3.00%, 06/15/26 (c)	286,107
380,000	4.00%, 06/15/26 (c)	412,976
1,000,000	5.00%, 06/01/26 (c)	1,131,050
400,000	5.00%, 06/15/26 (c)	456,464
1,890,000	5.00%, 02/01/27 (c)	2,159,155
1,010,000	5.00%, 02/01/27	1,158,116
	State of Illinois, Series A (RB)
235,000	5.00%, 06/15/26	269,571
100,000	5.00%, 06/15/26 (c)	114,116
1,000,000	5.00%, 05/01/28 (c)	1,126,360
1,200,000	5.25%, 12/01/27 (c)	1,396,560
1,770,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	2,020,986
	State of Illinois, Series D (GO)
275,000	3.25%, 11/01/26	281,540
620,000	5.00%, 06/15/26 (c)	697,829
1,000,000	5.00%, 11/01/27 (c)	1,147,630
		60,302,465
Indiana: 0.9%
585,000	Ball State University, Series R (RB) 5.00%, 07/01/27	751,035
15,000	Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	18,642
	Indiana Finance Authority Highway, Series C (RB)
340,000	5.00%, 12/01/26 (c)	431,225
160,000	5.00%, 12/01/26 (c)	203,787
420,000	5.00%, 06/01/28	555,727
	Indiana Finance Authority, Series A (RB)
200,000	5.00%, 02/01/28 (c)	260,274
220,000	5.00%, 02/01/29 (c)	290,541
175,000	5.00%, 02/01/29 (c)	231,852
130,000	Indiana Finance Authority, Series B (RB) 5.00%, 02/01/26 (c)	162,063
	Indiana Finance Authority, Series C (RB)
610,000	5.00%, 02/01/28 (c)	802,894
1,000,000	5.00%, 02/01/28 (c)	1,321,940
	Indiana Finance Authority, Series E (RB)
150,000	5.00%, 02/01/26	187,532
160,000	5.00%, 08/01/26 (c)	203,006
100,000	5.00%, 08/01/26 (c)	126,064
1,000,000	5.00%, 08/01/26 (c)	1,256,170
105,000	5.00%, 02/01/29 (c)	140,009
750,000	5.00%, 02/01/29 (c)	990,480
935,000	5.00%, 06/01/29	1,264,344
125,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.00%, 08/01/25 (c)	148,613
300,000	Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	319,788
	Indiana Municipal Power Agency, Series A (RB)
1,330,000	5.00%, 07/01/26 (c)	1,616,203
250,000	5.00%, 01/01/28 (c)	316,855
205,000	Indiana Municipal Power Agency, Series C (RB) 5.00%, 07/01/26 (c)	254,838
1,715,000	Indianapolis Local Public Improvement Bond Bank, Series A (RB) 5.00%, 02/01/29 (c)	2,285,135
160,000	Indianapolis Local Public Improvement Bond Bank, Series C (RB) 4.00%, 01/01/28 (c)	190,626
185,000	Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	233,120
140,000	Zionsville Community Schools Building Corp., Series B (RB) 3.00%, 07/15/24 (c)	151,530
		14,714,293
Iowa: 0.2%
	Iowa Finance Authority (RB)
110,000	5.00%, 08/01/26	140,100
1,000,000	5.00%, 08/01/27 (c)	1,288,250
1,000,000	5.00%, 08/01/27 (c)	1,304,830
700,000	PEFA, Inc. (RB) 5.00%, 06/01/26 (c) (p)	855,337
125,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/26 (c)	156,181
130,000	State of Iowa, Prison Infrastructure Fund, Series A (RB) 5.00%, 06/15/26	164,082
		3,908,780
Kansas: 0.5%
	Butler County Unified School District No. 385 (GO)
300,000	4.00%, 09/01/27 (c)	358,683
500,000	4.00%, 09/01/27 (c)	607,560
500,000	5.00%, 09/01/27 (c)	634,630
250,000	5.00%, 09/01/27 (c)	319,345
750,000	County of Johnson, Internal Improvement, Series A (GO) 4.00%, 09/01/27 (c)	902,347
210,000	Johnson and Miami Counties Unified School District No. 230 (GO) 4.00%, 09/01/26 (c)	245,463
225,000	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB) 5.00%, 04/01/23 (c)	251,386
380,000	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB) 5.00%, 05/01/23 (c)	427,827
125,000	Seward County Unified School District No. 480, Series B (GO) 5.00%, 09/01/25 (c)	151,999
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
775,000	5.00%, 09/01/27 (c)	977,647
150,000	5.00%, 09/01/27 (c)	188,819
400,000	5.00%, 09/01/27	518,076
630,000	5.00%, 09/01/27 (c)	798,336
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
120,000	5.00%, 09/01/25 (c)	144,356
720,000	5.00%, 09/01/25 (c)	856,577
280,000	5.00%, 09/01/25 (c)	337,988
555,000	5.00%, 09/01/25 (c)	675,829
295,000	5.00%, 09/01/25 (c)	357,909
250,000	Wyandotte County, Unified School District No. 500, Series A (GO) 4.00%, 09/01/26 (c)	292,058
		9,046,835
Kentucky: 0.6%
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
1,020,000	5.00%, 11/01/26 (c)	1,245,910
1,885,000	5.00%, 11/01/26 (c)	2,310,388
450,000	5.00%, 11/01/26	554,733
20,000	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB) 5.00%, 09/01/25 (c)	23,662
695,000	Kentucky Bond Development Corp., Saint Elizabeth Medical Center, Inc. (RB) 3.00%, 05/01/26 (c)	744,053
200,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/25 (c)	239,776
100,000	Kentucky State Property and Building Commission No. 119 (RB) 5.00%, 05/01/28	127,441
165,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/26 (c)	199,782
	Kentucky Turnpike Authority, Series B (RB)
800,000	5.00%, 07/01/26	978,632
380,000	5.00%, 07/01/27	476,231
	Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB)
975,000	4.00%, 10/01/26 (c)	1,092,458
55,000	5.00%, 10/01/26 (c)	66,675
290,000	5.00%, 10/01/26 (c)	348,647
105,000	Louisville and Jefferson County, Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	114,222
20,000	Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	24,860
125,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	152,911
	University of Kentucky, Series A (RB)
770,000	3.00%, 04/01/26 (c)	826,510
500,000	4.00%, 04/01/26 (c)	577,075
		10,103,966
Louisiana: 0.9%
250,000	City of Shreveport, Water and Sewer Revenue, Series C (RB) 4.00%, 12/01/28 (c)	294,448
	Jefferson Sales Tax District, Series B (RB) (AGM)
500,000	4.00%, 12/01/29 (c)	592,365
280,000	5.00%, 12/01/27 (c)	344,022
620,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	658,707
	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB)
200,000	3.25%, 10/01/27 (c)	218,198
990,000	5.00%, 10/01/27 (c)	1,215,601
295,000	Louisiana Public Facilities Authority Hospital, Franciscan Missionaries of Our Lady Health System, Series A (RB) 5.00%, 07/01/25 (c)	342,575
505,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	517,115
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
700,000	5.00%, 06/01/24 (c)	806,351
535,000	5.00%, 06/01/24 (c)	619,733
1,000,000	Louisiana Public Facilities Authority, Tulane University, Series A (RB) (AGM) 5.00%, 04/01/30 (c)	1,303,830
340,000	Louisiana State Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/26	417,887
350,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB) 5.00%, 05/01/24 (c)	407,071
	State of Louisiana, Series A (GO)
150,000	3.50%, 04/01/27 (c)	169,641
640,000	5.00%, 09/01/26 (c)	793,638
565,000	5.00%, 04/01/27 (c)	717,375
115,000	5.00%, 03/01/29 (c)	152,673
425,000	5.00%, 03/01/30 (c)	566,814
910,000	5.00%, 03/01/30 (c)	1,227,899
930,000	5.00%, 03/01/30 (c)	1,260,038
	State of Louisiana, Series B
200,000	5.00%, 08/01/26 (c)	249,464
205,000	5.00%, 08/01/26 (c)	257,187
875,000	5.00%, 10/01/26	1,108,590
150,000	5.00%, 10/01/27	195,467
	State of Louisiana, Series D (GO)
200,000	3.00%, 09/01/26 (c)	221,284
100,000	5.00%, 09/01/26 (c)	125,026
		14,782,999
Maryland: 3.4%
	City of Baltimore, Consolidated Public Improvement, Series B (GO)
250,000	5.00%, 10/15/26	318,843
250,000	5.00%, 10/15/27 (c)	326,715
280,000	5.00%, 10/15/27	367,573
	County of Baltimore (GO)
1,925,000	4.00%, 03/01/29 (c)	2,380,859
330,000	5.00%, 03/01/26	415,272
1,250,000	5.00%, 03/01/28	1,667,725
	County of Montgomery, Series A (GO)
675,000	5.00%, 11/01/24 (c)	812,099
20,000	5.00%, 12/01/24 (c)	23,916
350,000	County of Montgomery, Series B 5.00%, 11/01/24 (c)	418,502
1,070,000	County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,310,600
15,000	Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	17,615
255,000	Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue (RB) 4.00%, 07/01/25 (c)	282,086
750,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	829,147
	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB)
750,000	5.00%, 05/01/26 (c)	913,965
250,000	5.00%, 05/01/26 (c)	300,855
240,000	5.00%, 05/01/26	298,915
250,000	5.00%, 05/01/26 (c)	305,758
1,000,000	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/28 (c)	1,258,210
655,000	Maryland Water Quality Financing Administration (RB) 3.00%, 03/01/24 (c)	698,931
	Prince George’s County, Series A (GO)
140,000	4.00%, 09/01/24 (c)	160,021
1,000,000	4.00%, 07/15/28 (c)	1,250,290
1,000,000	5.00%, 07/15/28	1,348,550
2,500,000	5.00%, 07/15/28 (c)	3,257,950
1,150,000	5.00%, 07/15/28 (c)	1,545,715
	State of Maryland, Department of Transportation (RB) (SAW)
2,340,000	2.13%, 10/01/27 (c)	2,434,934
520,000	3.00%, 11/01/24 (c)	560,784
500,000	3.00%, 09/01/27 (c)	560,985
855,000	3.13%, 05/01/25 (c)	929,804
780,000	4.00%, 05/01/25 (c)	904,293
750,000	4.00%, 05/01/28 (c)	925,725
295,000	5.00%, 11/01/24 (c)	351,911
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	462,048
5,500,000	State of Maryland, Local Facilities, Series A (GO) 5.00%, 03/15/30 (c)	7,694,830
	State of Maryland, State and Local Facilities Loan, First Series (GO)
350,000	3.00%, 06/01/24 (c)	376,936
485,000	4.00%, 06/01/24 (c)	550,892
2,385,000	5.00%, 03/15/28	3,185,621
1,000,000	5.00%, 03/15/28 (c)	1,331,690
3,000,000	5.00%, 03/15/29 (c)	4,056,510
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
250,000	3.13%, 03/15/28 (c)	286,870
1,185,000	4.00%, 03/15/27 (c)	1,435,165
680,000	5.00%, 03/15/28	908,269
	State of Maryland, State and Local Facilities Loan, Second Series (GO)
530,000	4.00%, 08/01/28 (c)	653,564
125,000	5.00%, 08/01/27	164,005
1,000,000	5.00%, 08/01/28 (c)	1,339,780
	State of Maryland, State and Local Facilities Loan, Second Series A (GO)
1,000,000	3.00%, 08/01/27 (c)	1,137,700
215,000	4.00%, 08/01/23 (c)	236,921
880,000	State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/26	1,121,402
	State of Maryland, Transportation Authority (RB)
300,000	3.00%, 07/01/27 (c)	332,271
510,000	3.00%, 07/01/27 (c)	569,094
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	542,365
115,000	3.00%, 06/01/24 (c)	125,004
560,000	3.00%, 06/01/24 (c)	608,714
	Washington Suburban Sanitary District, Second Series (GO)
750,000	5.00%, 06/01/26 (c)	929,070
550,000	5.00%, 06/01/27 (c)	713,779
		55,941,048
Massachusetts: 3.5%
100,000	City of Boston, Series A (GO) 5.00%, 03/01/29	137,082
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
980,000	5.00%, 06/01/24 (c)	1,132,802
15,000	5.00%, 06/01/25 (c)	18,181
20,000	5.00%, 06/01/25 (c)	24,180
	Commonwealth of Massachusetts, Rail Enhancement Program, Series A (RB)
145,000	3.00%, 06/01/25 (c)	158,120
745,000	5.00%, 06/01/25 (c)	888,636
	Commonwealth of Massachusetts, Series A (GO)
290,000	3.00%, 03/01/24 (c)	307,507
850,000	5.00%, 03/01/24 (c)	984,589
1,445,000	5.00%, 07/01/25 (c)	1,763,536
160,000	5.00%, 07/01/25 (c)	195,067
275,000	5.00%, 07/01/26 (c)	345,760
	Commonwealth of Massachusetts, Series B (GO)
600,000	5.00%, 07/01/26 (c)	748,962
1,860,000	5.00%, 07/01/26 (c)	2,296,672
155,000	5.00%, 07/01/26 (c)	194,699
1,925,000	5.00%, 07/01/28	2,584,274
	Commonwealth of Massachusetts, Series C (GO)
400,000	3.00%, 02/01/24 (c)	427,084
350,000	5.00%, 05/01/23 (c)	393,439
205,000	5.00%, 05/01/23 (c)	230,682
2,665,000	5.00%, 05/01/31	3,811,483
100,000	Commonwealth of Massachusetts, Series D (GO) 3.00%, 09/01/25 (c)	108,689
	Commonwealth of Massachusetts, Series E (GO)
1,275,000	3.00%, 11/01/27 (c)	1,423,614
250,000	5.00%, 11/01/26	320,505
100,000	5.00%, 11/01/27 (c)	129,800
440,000	Commonwealth of Massachusetts, Series F (GO) 5.00%, 05/01/27	572,484
	Commonwealth of Massachusetts, Series I (GO)
500,000	5.00%, 12/01/26 (c)	626,095
10,000	5.00%, 12/01/26 (c)	12,801
	Commonwealth of Massachusetts, Transportation Fund Revenue, Series A (RB)
450,000	4.00%, 12/01/27 (c)	530,761
105,000	5.00%, 06/01/26	131,762
20,000	5.00%, 06/01/26 (c)	24,983
	Massachusetts Bay Transportation Authority, Series A (RB)
810,000	0.00%, 07/01/26 (c) ^	700,180
130,000	0.00%, 07/01/26 (c) ^	108,792
1,160,000	0.00%, 07/01/26 (c) ^	908,187
890,000	0.00%, 07/01/26 (c) ^	792,865
210,000	2.00%, 07/01/26 (c)	225,324
475,000	4.00%, 07/01/25 (c)	537,130
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	617,120
1,100,000	5.00%, 02/01/26 (c)	1,362,702
940,000	5.00%, 02/01/26 (c)	1,171,466
1,000,000	Massachusetts Clean Water Trust, Series 21 (RB) 5.00%, 08/01/28 (c)	1,315,250
1,000,000	Massachusetts Commonwealth, Series C (GO) 5.00%, 05/01/30	1,402,580
365,000	Massachusetts Commonwealth, Series D (GO) 5.00%, 07/01/30 (c)	497,597
	Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) (SAW)
1,000,000	5.00%, 01/01/29 (c)	1,301,400
1,000,000	5.00%, 01/01/29	1,349,140
910,000	Massachusetts Development Finance Agency, Beth Israel Lahey Health Inc., Series I (RB) 3.00%, 07/01/26 (c)	965,983
255,000	Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/29 (c)	319,905
2,905,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 5.00%, 07/01/26 (c)	3,316,464
530,000	Massachusetts Development Finance Agency, Brandeis University, Series S-1 (RB) 5.00%, 10/01/27	665,759
	Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB)
200,000	3.25%, 07/01/26 (c)	213,140
1,860,000	5.00%, 07/01/26 (c)	2,265,164
200,000	5.00%, 07/01/26 (c)	242,768
130,000	Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	160,755
	Massachusetts Development Finance Agency, Harvard University, Series A (RB)
2,065,000	4.00%, 07/15/26 (c)	2,402,504
700,000	5.00%, 07/15/26 (c)	888,762
480,000	5.00%, 07/15/26 (c)	592,430
	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB)
1,000,000	5.00%, 08/15/25 (c)	1,165,240
125,000	5.00%, 08/15/25 (c)	147,708
	Massachusetts Development Finance Agency, Partners Healthcare System, Series Q (RB)
100,000	3.13%, 07/01/26 (c)	107,667
115,000	5.00%, 07/01/26	142,762
300,000	5.00%, 07/01/26 (c)	366,696
750,000	Massachusetts Development Finance Agency, South Shore Hospital Issue, Series I (RB) 4.00%, 07/01/26 (c)	763,950
500,000	Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	580,125
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	117,701
330,000	Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 07/01/27	403,755
450,000	Massachusetts Housing Finance Agency, Series 178 (RB) 3.70%, 06/01/25 (c)	491,071
150,000	Massachusetts Housing Finance Agency, Series B-1 (RB) (FHA) 2.75%, 12/01/28 (c)	160,601
125,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB) 5.00%, 11/15/26 (c)	156,320
880,000	Massachusetts State College Building Authority, Series A (RB) 4.00%, 05/01/25 (c)	1,018,362
560,000	Massachusetts Water Pollution Abatement Trust (RB) 5.00%, 08/01/24 (c)	666,086
	Massachusetts Water Resources Authority, Series C (RB)
685,000	5.00%, 08/01/26 (c)	858,360
2,115,000	5.00%, 08/01/27 (c)	2,724,649
	University of Massachusetts Building Authority, Series 1 (RB)
750,000	5.00%, 11/01/29 (c)	996,570
475,000	5.00%, 11/01/29 (c)	633,047
500,000	5.00%, 11/01/29 (c)	669,785
1,020,000	University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,308,242
		58,326,313
Michigan: 1.3%
285,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	344,941
340,000	Board of Trustees of Michigan State University, Series B (RB) 5.00%, 02/15/29 (c)	443,044
	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB)
250,000	5.00%, 07/01/26 (c)	306,465
250,000	5.00%, 07/01/26 (c)	307,593
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB)
290,000	5.00%, 07/01/26 (c)	357,370
570,000	5.00%, 07/01/26 (c)	703,893
500,000	5.00%, 07/01/26 (c)	619,075
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB)
1,025,000	5.00%, 07/01/26 (c)	1,242,761
30,000	5.00%, 07/01/26 (c)	36,950
130,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series D (RB)
	5.00%, 07/01/26 (c)	159,362
	Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB)
155,000	5.00%, 07/01/26 (c)	191,309
875,000	5.00%, 07/01/26 (c)	1,081,106
365,000	5.00%, 07/01/26	450,268
260,000	Michigan Finance Authority (RB) 5.00%, 12/01/27 (c)	322,382
	Michigan Finance Authority, Clean Water, Series B (RB)
110,000	5.00%, 10/01/25	136,300
100,000	5.00%, 10/01/26	127,739
560,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM) 5.00%, 07/01/24 (c)	650,894
110,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series D-2 (RB) (AGM) 5.00%, 07/01/24 (c)	127,486
140,000	Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	146,542
	Michigan Finance Authority, Local Government Loan Program, Series C (RB)
500,000	5.00%, 07/01/25 (c)	599,900
250,000	5.00%, 07/01/25 (c)	300,618
	Michigan Finance Authority, Local Government Loan Program, Series H-1 (RB)
725,000	5.00%, 10/01/24 (c)	842,131
150,000	5.00%, 11/15/26 (c)	184,032
	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
105,000	5.00%, 06/01/22 (c)	114,116
75,000	5.00%, 06/01/27 (c)	93,176
265,000	5.50%, 06/01/25 (c)	320,568
	Michigan State Building Authority, Series I (RB)
15,000	5.00%, 10/15/25 (c)	18,212
200,000	5.00%, 10/15/25 (c)	243,164
360,000	5.00%, 10/15/25 (c)	439,751
125,000	5.00%, 10/15/26 (c)	153,839
120,000	5.00%, 10/15/26 (c)	147,041
570,000	5.00%, 10/15/26 (c)	703,807
540,000	5.00%, 10/15/26 (c)	672,635
515,000	5.00%, 10/15/26 (c)	638,688
100,000	Michigan State Hospital Finance Authority, Series B (RB) 5.00%, 12/01/26	124,841
100,000	Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/27	128,050
480,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 3.35%, 12/01/25 (c)	522,960
	Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
1,370,000	3.10%, 06/01/26 (c)	1,492,601
170,000	3.35%, 06/01/26 (c)	184,697
770,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	954,761
410,000	State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	455,289
	State of Michigan, Environmental Program, Series A (GO)
500,000	5.00%, 12/01/25 (c)	618,635
10,000	5.00%, 12/01/25 (c)	12,402
	State of Michigan, Grant Anticipation (RB)
300,000	5.00%, 03/15/26	370,998
1,865,000	5.00%, 03/15/27	2,370,173
560,000	Wayne County Airport Authority, Detroit Metropolitan Airport, Series A (RB) 5.00%, 12/01/28 (c)	723,828
		21,186,393
Minnesota: 1.3%
	City of Maple Grove, Minnesota Health Care Facilities (RB)
180,000	3.38%, 05/01/27 (c)	189,938
460,000	3.50%, 05/01/27 (c)	487,660
	City of Minneapolis, Fairview Health Services, Series A (RB)
880,000	5.00%, 11/15/25 (c)	1,017,456
125,000	5.00%, 11/15/28 (c)	154,030
520,000	City of St. Cloud, Health Care, CentraCare Health System, Series A (RB) 3.00%, 05/01/26 (c)	552,458
760,000	County of Hennepin, First Lien, Sales Tax, Series A (RB) 5.00%, 12/15/23 (c)	868,163
200,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 07/01/29 (c)	255,020
	Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB)
135,000	4.00%, 01/01/26	157,814
120,000	5.00%, 01/01/26	146,974
515,000	5.00%, 01/01/27 (c)	637,163
325,000	5.00%, 01/01/27 (c)	400,169
750,000	Minnesota Public Facilities Authority, Series B (GO) 5.00%, 10/01/26	960,142
1,000,000	Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,285,090
450,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/26 (c)	557,073
500,000	Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	629,135
750,000	Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG) 5.00%, 02/01/25 (c)	905,227
	State of Minnesota, State Trunk Highway, Series B (GO)
555,000	2.25%, 08/01/26 (c)	584,243
500,000	3.00%, 08/01/26 (c)	565,800
570,000	3.25%, 08/01/25 (c)	620,314
185,000	4.00%, 08/01/26	224,185
585,000	4.00%, 08/01/26 (c)	702,661
100,000	5.00%, 08/01/28	134,934
120,000	State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 10/01/27 (c)	138,696
	State of Minnesota, Various Purpose, Series A (GO)
1,025,000	5.00%, 08/01/27	1,343,191
400,000	5.00%, 10/01/27 (c)	525,116
1,000,000	5.00%, 08/01/29 (c)	1,335,940
1,000,000	5.00%, 08/01/29 (c)	1,350,360
	State of Minnesota, Various Purpose, Series D (GO)
925,000	2.25%, 08/01/26 (c)	988,825
1,000,000	3.00%, 10/01/27 (c)	1,138,140
1,000,000	3.00%, 10/01/27 (c)	1,151,180
805,000	University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,049,108
1,000,000	Virginia Independent School District No. 706, Series A (GO) (SD CRED PROG) 3.00%, 02/01/28 (c)	1,125,480
		22,181,685
Mississippi: 0.5%
300,000	Mississippi Development Bank, Jackson Public School District, Series A (RB) 5.00%, 04/01/26 (c)	365,424
1,000,000	Missouri State Gaming Tax, Series A (RB) 5.00%, 10/15/28 (c)	1,203,630
	State of Mississippi, Series A (GO)
125,000	5.00%, 10/01/26	159,325
500,000	5.00%, 10/01/27 (c)	641,205
405,000	5.00%, 10/01/27 (c)	517,124
300,000	5.00%, 10/01/27 (c)	382,182
430,000	5.00%, 10/01/27 (c)	559,886
880,000	5.00%, 10/01/27 (c)	1,140,480
650,000	5.00%, 10/01/27 (c)	838,272
550,000	5.00%, 10/15/28 (c)	657,189
	State of Mississippi, Series B (GO)
295,000	4.00%, 10/01/29 (c)	364,189
850,000	5.00%, 12/01/26 (c)	1,078,242
155,000	5.00%, 12/01/26 (c)	195,068
105,000	State of Mississippi, Series E (RB)
	5.00%, 10/15/25	124,304
		8,226,520
Missouri: 0.7%
	City of Kansas City, Downtown Arena Project, Series E (RB)
450,000	3.00%, 04/01/25 (c)	480,177
290,000	5.00%, 04/01/25 (c)	341,020
570,000	City of Kansas City, Sanitary Sewer System Revenue, Series A (RB) 5.00%, 01/01/25 (c)	678,112
350,000	City of Kansas, Series C (RB) 5.00%, 09/01/27 (c)	445,539
100,000	City of Springfield, Public Utility (RB) 4.00%, 08/01/25 (c)	115,527
195,000	County of Jackson, Harry S. Truman Sports Complex Project (RB) 5.00%, 12/01/24 (c)	220,028
180,000	Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 06/01/26	219,636
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
490,000	5.00%, 05/01/25 (c)	591,430
1,165,000	5.00%, 05/01/25 (c)	1,409,732
215,000	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB) 5.00%, 01/01/24 (c)	246,313
100,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25 (c)	118,101
395,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	471,120
15,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	17,158
100,000	Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 07/01/25 (c)	121,750
	Platte County Park Hill School District (GO) (SAW)
225,000	3.00%, 03/01/26 (c)	245,540
105,000	3.00%, 03/01/26 (c)	115,082
1,045,000	Saint Louis County, Series A (RB) 2.00%, 12/01/28 (c)	1,073,299
	Springfield School District No. R-12 (GO) (SAW)
1,035,000	4.00%, 03/01/28 (c)	1,284,652
1,415,000	4.00%, 03/01/29 (c)	1,744,115
650,000	4.00%, 03/01/29 (c)	804,524
450,000	5.00%, 03/01/29 (c)	592,425
400,000	St. Louis Land Clearance for Redevelopment Authority, Series A (RB) 4.25%, 06/01/26	431,996
		11,767,276
Montana: 0.0%
150,000	Montana Facility Finance Authority, SCL Health System, Series A (RB) 5.00%, 01/01/29	195,957
Nebraska: 0.5%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
220,000	5.00%, 09/01/26	269,359
1,000,000	5.00%, 09/01/27	1,244,430
1,280,000	5.00%, 09/01/32	1,703,309
100,000	City of Lincoln, Electric System, Series A (RB) 5.00%, 09/01/25 (c)	120,503
	Douglas County Hospital Authority No. 2 (RB)
500,000	3.00%, 05/15/26 (c)	530,365
115,000	4.00%, 05/15/26 (c)	130,093
260,000	Metropolitan Utilities District of Omaha, Water System (RB) 3.25%, 12/01/25 (c)	286,876
	Omaha Public Power District, Electric System, Series A (RB)
100,000	5.00%, 12/01/27 (c)	128,673
1,125,000	5.00%, 02/01/29 (c)	1,514,227
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,295,000	3.00%, 07/01/26 (c)	1,397,240
560,000	3.13%, 07/01/26 (c)	603,518
315,000	5.00%, 01/01/25 (c)	372,047
		8,300,640
Nevada: 1.5%
	City of Las Vegas, Series C (GO)
125,000	5.00%, 03/01/26 (c)	151,669
500,000	5.00%, 03/01/26 (c)	613,975
	Clark County Limited Tax Bond Bank, Series A (GO)
120,000	5.00%, 11/01/25	148,379
525,000	5.00%, 05/01/26 (c)	653,877
300,000	Clark County Limited Tax Bond Bank, Series B (GO) 5.00%, 11/01/26 (c)	373,302
420,000	Clark County Limited Tax Flood Control (GO) 5.00%, 05/01/25 (c)	503,588
	Clark County School District, Series A (GO) (AGM)
915,000	5.00%, 06/15/30 (c)	1,206,793
1,000,000	5.00%, 06/15/30 (c)	1,331,610
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	292,440
155,000	4.00%, 11/01/26 (c)	182,734
985,000	5.00%, 11/01/26	1,247,512
1,000,000	5.00%, 06/15/29	1,323,430
	Clark County School District, Series C (GO)
905,000	5.00%, 12/15/25 (c)	1,085,937
200,000	5.00%, 12/15/25 (c)	240,564
1,050,000	5.00%, 12/15/27 (c)	1,306,074
	Clark County School District, Series D (GO)
200,000	4.00%, 12/15/25 (c)	225,130
760,000	5.00%, 12/15/25 (c)	907,144
	Clark County Water Reclamation District (GO)
630,000	3.00%, 07/01/26 (c)	706,129
220,000	5.00%, 07/01/26	278,628
1,000,000	Clark County, Limited Tax (GO) 4.00%, 06/01/29 (c)	1,205,150
	Clark County, Limited Tax, Series A (GO)
110,000	5.00%, 05/01/26 (c)	135,259
150,000	5.00%, 06/01/28 (c)	189,801
1,110,000	5.00%, 06/01/28 (c)	1,436,529
	Clark County, Limited Tax, Series C (GO)
270,000	3.00%, 07/01/27 (c)	292,548
500,000	3.00%, 07/01/27 (c)	543,570
305,000	3.00%, 07/01/27 (c)	333,383
200,000	County of Clark, Las Vegas McCarran International Airport Passenger Facility, Series E (RB) 5.00%, 07/01/29 (c)	260,796
275,000	County of Clark, Nevada McCarran International Airport, Series B (RB) 5.00%, 07/01/29 (c)	359,939
	Las Vegas Valley Water District, Series A (GO)
500,000	4.00%, 02/01/27 (c)	589,205
190,000	5.00%, 06/01/26 (c)	238,674
	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
325,000	3.38%, 06/01/28 (c)	367,757
1,000,000	4.00%, 06/01/27 (c)	1,172,900
760,000	4.00%, 06/01/28 (c)	909,667
760,000	4.00%, 06/01/28 (c)	913,573
910,000	5.00%, 06/01/26 (c)	1,140,749
270,000	5.00%, 06/01/26 (c)	337,586
255,000	5.00%, 06/01/26 (c)	320,828
795,000	5.00%, 06/01/27 (c)	1,015,827
	Truckee Meadows Water Authority (RB)
355,000	5.00%, 07/01/26 (c)	437,701
30,000	5.00%, 07/01/26 (c)	37,145
		25,017,502
New Jersey: 3.6%
500,000	Board of Education of the Toms River Regional School District (GO) 3.00%, 07/15/26 (c)	537,640
600,000	County of Union, Technical School Bonds, Series A (GO) 3.00%, 09/01/25 (c)	661,302
335,000	New Brunswick Parking Authority, Series A (RB) 3.00%, 09/01/26 (c)	358,892
275,000	New Jersey Economic Development Authority, Montclair State University Student Housing Project (RB) (AGM) 4.00%, 06/01/27 (c)	314,892
	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
755,000	3.13%, 07/01/27 (c)	785,796
335,000	3.38%, 07/01/27 (c)	342,283
615,000	4.00%, 07/01/27 (c)	654,920
450,000	4.00%, 07/01/27 (c)	490,014
365,000	5.00%, 07/01/27 (c)	415,717
480,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	538,267
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
130,000	4.00%, 11/01/25	143,918
680,000	5.00%, 11/01/25	792,166
1,000,000	New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	1,201,070
380,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	446,017
	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
420,000	4.75%, 12/15/26 (c)	475,537
275,000	5.50%, 12/15/26 (c)	327,225
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
935,000	5.00%, 06/15/27 (c)	1,079,841
615,000	5.00%, 06/15/27 (c)	708,664
340,000	5.00%, 06/15/27 (c)	394,533
245,000	5.00%, 06/15/27	291,817
250,000	5.00%, 06/15/27 (c)	293,028
1,250,000	New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 12/15/29 (c)	1,489,462
1,080,000	New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	1,185,311
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
640,000	5.00%, 06/15/24 (c)	706,701
555,000	5.00%, 06/15/24 (c)	616,477
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
285,000	5.00%, 06/15/25 (c)	315,791
180,000	5.00%, 06/15/25 (c)	199,913
440,000	5.25%, 06/15/25 (c)	502,172
100,000	5.25%, 06/15/25 (c)	112,386
250,000	5.25%, 06/15/25 (c)	281,945
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
830,000	4.25%, 06/15/25 (c)	915,382
565,000	4.38%, 06/15/25 (c)	622,596
	New Jersey Economic Development Authority, State House Project, Series B (RB)
1,290,000	4.00%, 12/15/28 (c)	1,454,049
315,000	5.00%, 06/15/26	369,923
235,000	New Jersey Educational Facilities Authority, College of New Jersey, Series G (RB) 5.00%, 07/01/25 (c)	276,177
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	253,971
400,000	New Jersey Educational Facilities Authority, Montclair State University Issue, Series B (RB) 5.00%, 07/01/26 (c)	483,828
200,000	New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/25 (c)	243,728
1,000,000	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB) 5.00%, 07/01/26 (c)	1,172,240
1,500,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 04/01/26 (c) (p)	1,850,370
1,000,000	New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/27 (c)	1,253,040
200,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp., Series A (RB) (AGM) 5.00%, 07/01/25 (c)	231,260
	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB)
1,585,000	3.00%, 07/01/26 (c)	1,685,235
360,000	3.38%, 07/01/27 (c)	392,281
1,590,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 4.00%, 07/01/26 (c)	1,793,345
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
115,000	3.00%, 07/01/26 (c)	118,686
150,000	3.13%, 07/01/26 (c)	155,175
1,030,000	New Jersey Housing and Mortgage Finance Agency, Series A (RB) 3.75%, 10/01/27 (c)	1,166,053
	New Jersey State Turnpike Authority, Series B (RB)
2,900,000	5.00%, 01/01/28 (c)	3,574,105
1,080,000	5.00%, 01/01/28 (c)	1,336,036
115,000	5.00%, 01/01/28 (c)	143,231
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,330,000	4.00%, 12/15/28 (c)	1,475,994
435,000	5.00%, 06/15/26 (c)	504,931
500,000	5.00%, 12/15/27	600,900
1,100,000	5.00%, 12/15/28 (c)	1,298,077
1,395,000	5.00%, 12/15/28 (c)	1,651,108
500,000	5.00%, 12/15/28	606,330
780,000	New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 4.10%, 06/15/26 (c)	847,681
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
265,000	4.25%, 06/15/25 (c)	292,261
320,000	4.63%, 06/15/25 (c)	352,291
655,000	4.75%, 06/15/25 (c)	714,114
500,000	5.00%, 06/15/25 (c)	572,965
435,000	5.25%, 06/15/25 (c)	496,465
300,000	5.25%, 06/15/25 (c)	344,883
	New Jersey Turnpike Authority, Series A (RB)
135,000	4.00%, 01/01/27 (c)	150,428
285,000	5.00%, 07/01/24 (c)	328,639
375,000	5.00%, 01/01/26 (c)	440,355
105,000	5.00%, 01/01/26 (c)	124,917
30,000	5.00%, 01/01/26 (c)	35,484
1,625,000	5.00%, 01/01/27 (c)	1,999,172
270,000	5.00%, 01/01/27 (c)	325,277
	New Jersey Turnpike Authority, Series E (RB)
340,000	5.00%, 01/01/25 (c)	393,812
150,000	5.00%, 01/01/27	187,455
200,000	5.00%, 01/01/28 (c)	249,098
115,000	5.00%, 01/01/28 (c)	145,848
	New Jersey Turnpike Authority, Series G (RB) (AGM)
2,130,000	4.00%, 01/01/28 (c)	2,424,409
1,000,000	5.00%, 01/01/28 (c)	1,224,890
	State of New Jersey, Various Purposes (GO)
130,000	5.00%, 06/01/25 (c)	153,772
400,000	5.00%, 06/01/27 (c)	495,132
625,000	5.00%, 06/01/27	778,506
225,000	The State University of New Jersey, Rutgers, Series M (RB) 5.00%, 05/01/26 (c)	270,909
	Tobacco Settlement Financing Corp., Series A (RB)
360,000	5.00%, 06/01/27	452,477
250,000	5.00%, 06/01/28 (c)	310,318
225,000	5.00%, 06/01/28 (c)	277,351
2,000,000	5.00%, 06/01/28 (c)	2,496,060
195,000	5.00%, 06/01/28 (c)	246,813
500,000	5.00%, 06/01/28 (c)	628,305
		60,051,835
New Mexico: 0.1%
285,000	Albuquerque Municipal School District No. 12 (GO) (SAW) 5.00%, 08/01/26	358,370
520,000	Regents of the University of New Mexico, Series A (RB) 2.50%, 06/01/26 (c)	566,842
250,000	State of New Mexico, Series A (GO) 5.00%, 03/01/27	320,528
1,125,000	University of New Mexico, Series B (RB) 2.75%, 06/01/26 (c)	1,237,421
		2,483,161
New York: 14.4%
1,555,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 4.00%, 01/15/27 (c)	1,727,714
500,000	City of New York Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	537,000
110,000	City of New York, Series 1 (GO) 5.00%, 08/01/26	138,984
	City of New York, Series A (GO)
485,000	4.00%, 08/01/26 (c)	560,481
770,000	5.00%, 08/01/25 (c)	940,031
380,000	5.00%, 08/01/25 (c)	458,489
130,000	5.00%, 08/01/26	164,254
1,810,000	5.00%, 08/01/26 (c)	2,228,038
540,000	5.00%, 08/01/27 (c)	691,816
225,000	5.00%, 08/01/27	291,976
	City of New York, Series B-1 (GO)
395,000	5.00%, 12/01/26 (c)	490,381
100,000	5.00%, 10/01/27 (c)	124,542
1,125,000	5.00%, 10/01/29 (c)	1,489,556
500,000	5.00%, 10/01/29 (c)	664,080
920,000	5.25%, 10/01/27 (c)	1,184,712
	City of New York, Series C (GO)
735,000	5.00%, 08/01/26	928,665
225,000	5.00%, 02/01/27 (c)	283,856
	City of New York, Series C and D (GO)
625,000	5.00%, 02/01/26 (c)	769,150
500,000	5.00%, 02/01/26 (c)	609,295
110,000	5.00%, 02/01/26 (c)	134,971
500,000	5.00%, 08/01/26	631,745
1,250,000	5.00%, 02/01/28 (c)	1,572,087
820,000	5.00%, 02/01/28 (c)	1,066,500
	City of New York, Series E (GO)
185,000	5.00%, 08/01/26	233,746
540,000	5.00%, 08/01/26 (c)	664,718
680,000	5.00%, 08/01/26	859,173
	City of New York, Series E-1 (GO)
1,015,000	5.00%, 03/01/28 (c)	1,294,034
1,000,000	5.25%, 03/01/28 (c)	1,280,860
1,500,000	5.25%, 03/01/28 (c)	1,949,025
250,000	City of New York, Series F-1 (GO) 5.00%, 04/01/28 (c)	315,318
400,000	City of New York, Series L (GO) 5.00%, 04/01/29 (c)	524,596
	City of New York, Series L-6 (GO)
175,000	5.00%, 04/01/28	228,991
1,000,000	5.00%, 04/01/29 (c)	1,323,340
250,000	City of New York, Subseries B-1 (GO) 4.00%, 12/01/26 (c)	287,825
280,000	City of New York, Subseries J-9 (GO) 5.00%, 08/01/26	353,777
	County of Nassau, Series B (GO)
135,000	5.00%, 04/01/24 (c)	151,632
300,000	5.00%, 04/01/24 (c)	340,401
	County of Nassau, Series C (GO)
1,000,000	5.00%, 04/01/26 (c)	1,182,660
600,000	5.00%, 10/01/27 (c)	745,956
310,000	5.00%, 10/01/27	391,586
105,000	County of Suffolk, Series A (GO) (AGM) 5.00%, 02/01/26	125,957
250,000	County of Suffolk, Series B (GO) (AGM) 5.00%, 10/15/26	304,833
500,000	County of Suffolk, Series C (GO) 5.00%, 05/01/24 (c)	543,450
345,000	County of Westchester, Series A (GO) 4.00%, 12/01/26 (c)	420,893
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
325,000	3.00%, 07/01/26 (c)	349,151
205,000	3.00%, 07/01/26 (c)	213,844
300,000	4.00%, 07/01/26 (c)	333,105
500,000	5.00%, 07/01/26 (c)	580,070
275,000	5.00%, 07/01/26 (c)	327,242
300,000	5.00%, 07/01/26 (c)	353,448
100,000	5.00%, 07/01/26 (c)	117,047
	Erie County Industrial Development Agency, City School District of the City of Buffalo Project, Series A (RB) (SAW)
770,000	5.00%, 11/01/25 (c)	937,798
100,000	5.00%, 11/01/25 (c)	121,965
	Hudson Yards Infrastructure Corp., Series A (RB)
460,000	5.00%, 02/15/27 (c)	565,446
280,000	5.00%, 02/15/27 (c)	348,342
	Long Island Power Authority, Electric System (RB)
750,000	5.00%, 09/01/27 (c)	935,137
500,000	5.00%, 09/01/27 (c)	626,250
305,000	5.00%, 09/01/27 (c)	384,169
450,000	Long Island Power Authority, Electric System, Series A (RB) 3.00%, 09/01/28 (c)	482,544
40,000	Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/26 (c)	49,825
	Metropolitan Transportation Authority, Series A (RB)
340,000	4.00%, 11/15/26 (c)	353,386
160,000	4.00%, 11/15/26	184,672
205,000	5.25%, 11/15/26 (c)	246,170
100,000	5.25%, 11/15/26 (c)	120,850
1,605,000	5.25%, 11/15/26 (c)	1,932,597
125,000	5.25%, 11/15/26 (c)	151,858
290,000	5.25%, 11/15/26 (c)	355,879
845,000	Metropolitan Transportation Authority, Series A-1 (RB)
	5.00%, 05/15/26 (c)	930,362
155,000	Metropolitan Transportation Authority, Series A-2 (RB)
	5.00%, 05/15/27 (c)	176,125
	Metropolitan Transportation Authority, Series B (RB)
215,000	4.00%, 11/15/26 (c)	222,848
310,000	5.00%, 11/15/26 (c)	349,398
250,000	5.00%, 11/15/26	281,813
865,000	5.00%, 11/15/27	990,745
380,000	5.00%, 11/15/28	438,417
380,000	5.00%, 11/15/28	438,417
	Metropolitan Transportation Authority, Series B-1 (RB)
225,000	5.00%, 11/15/26 (c)	263,457
470,000	5.00%, 11/15/26 (c)	551,944
	Metropolitan Transportation Authority, Series B-2 (RB)
1,070,000	4.00%, 11/15/27 (c)	1,201,942
15,000	5.00%, 11/15/26 (c)	18,043
1,185,000	5.00%, 11/15/27 (c)	1,432,203
200,000	5.00%, 11/15/27 (c)	244,172
	Metropolitan Transportation Authority, Series C-1 (RB)
1,240,000	4.00%, 05/15/28 (c)	1,299,086
395,000	4.00%, 05/15/28 (c)	412,443
410,000	4.00%, 05/15/28 (c)	428,106
1,110,000	5.00%, 11/15/25 (c)	1,230,468
90,000	5.00%, 11/15/26 (c)	99,687
155,000	5.00%, 11/15/26 (c)	174,699
900,000	5.00%, 11/15/26 (c)	1,007,892
500,000	5.00%, 11/15/27	572,685
810,000	5.00%, 05/15/28 (c)	909,679
470,000	5.00%, 05/15/28 (c)	534,348
625,000	5.00%, 05/15/28 (c)	715,906
1,445,000	5.00%, 05/15/28 (c)	1,633,442
2,540,000	5.00%, 05/15/28 (c)	2,856,306
1,035,000	Metropolitan Transportation Authority, Series C-2 (RB)
	0.00%, 11/15/33 ^	647,010
	Metropolitan Transportation Authority, Series D (RB)
265,000	3.13%, 11/15/26 (c)	258,232
400,000	4.00%, 11/15/26 (c)	415,748
200,000	5.00%, 11/15/26	225,450
1,115,000	5.00%, 11/15/26 (c)	1,240,917
1,530,000	5.00%, 11/15/26 (c)	1,696,693
535,000	5.00%, 05/15/28 (c)	601,624
1,085,000	5.00%, 05/15/28 (c)	1,228,253
	Metropolitan Transportation Authority, Series D-1 (RB)
145,000	5.00%, 11/15/25 (c)	158,434
800,000	5.00%, 11/15/25 (c)	877,880
280,000	5.00%, 11/15/25 (c)	308,762
	Metropolitan Transportation Authority, Series F (RB)
770,000	5.00%, 11/15/25 (c)	836,720
260,000	5.00%, 11/15/25 (c)	285,311
1,000,000	5.00%, 11/15/25 (c)	1,108,530
110,000	Nassau County, New York General Improvement, Series B (GO) 5.00%, 10/01/26 (c)	134,589
1,100,000	New York City Housing Development Corp., Multi-Family Housing, Series A-1-C (RB) 2.35%, 05/01/28 (c)	1,132,989
310,000	New York City Housing Development Corp., Multi-Family Housing, Series H (RB) 2.95%, 05/01/25 (c) (p)	339,276
955,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,144,864
510,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	621,705
600,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 5.00%, 07/15/21 (c)	625,890
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2 (RB) (SAW)
100,000	3.50%, 07/15/25 (c)	111,598
135,000	5.00%, 07/15/25 (c)	164,280
1,010,000	5.00%, 07/15/28 (c)	1,308,445
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-4 (RB) (SAW)
500,000	5.00%, 07/15/28 (c)	639,420
100,000	5.00%, 07/15/28 (c)	129,549
415,000	5.25%, 07/15/28 (c)	536,387
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
630,000	4.00%, 05/01/26 (c)	729,855
680,000	5.00%, 08/01/25 (c)	822,310
135,000	5.00%, 08/01/25 (c)	163,106
435,000	5.00%, 08/01/25 (c)	522,248
225,000	5.00%, 08/01/25 (c)	269,156
380,000	5.00%, 05/01/26 (c)	465,587
160,000	5.00%, 05/01/26 (c)	194,242
880,000	5.00%, 05/01/26 (c)	1,070,511
450,000	5.00%, 05/01/26 (c)	548,541
260,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 08/01/24 (c)	305,848
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
115,000	4.00%, 08/01/27 (c)	134,286
785,000	5.00%, 11/01/25 (c)	949,324
450,000	5.00%, 11/01/25 (c)	544,198
185,000	5.00%, 11/01/25 (c)	225,210
300,000	5.00%, 08/01/26 (c)	371,847
530,000	5.00%, 08/01/26 (c)	663,253
895,000	5.00%, 08/01/26 (c)	1,098,210
540,000	5.00%, 08/01/26 (c)	665,777
125,000	5.00%, 08/01/27 (c)	160,350
350,000	5.00%, 08/01/27 (c)	438,343
1,000,000	5.00%, 08/01/27 (c)	1,261,600
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
20,000	5.00%, 11/01/25 (c)	24,497
2,280,000	5.00%, 05/01/27 (c)	2,884,633
610,000	5.00%, 05/01/27 (c)	759,779
100,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB) 3.50%, 05/01/27 (c)	111,242
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
100,000	3.00%, 02/01/26 (c)	107,273
155,000	5.00%, 02/01/25 (c)	182,528
500,000	5.00%, 02/01/26 (c)	603,930
720,000	5.00%, 02/01/26 (c)	880,409
565,000	5.00%, 02/01/26 (c)	696,340
525,000	5.00%, 02/01/26 (c)	644,495
915,000	5.00%, 02/01/27 (c)	1,152,635
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
685,000	4.00%, 02/01/26 (c)	783,078
715,000	5.00%, 02/01/26 (c)	877,741
830,000	5.00%, 02/01/26 (c)	1,014,916
250,000	New York City Trust for Cultural Resources Lincoln Center For the Performing Arts, Inc., Series A (RB) 5.00%, 12/01/26	306,933
	New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
415,000	4.00%, 04/01/26	494,676
745,000	4.00%, 10/01/26 (c)	876,031
850,000	4.00%, 10/01/26 (c)	1,009,808
1,000,000	New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	1,369,480
	New York City Water and Sewer System, Series BB (RB)
310,000	5.00%, 06/15/27 (c)	398,207
595,000	5.00%, 06/15/27 (c)	779,492
215,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/27 (c)	274,205
	New York City Water and Sewer System, Series FF (RB)
195,000	5.00%, 06/15/25 (c)	237,186
140,000	5.00%, 06/15/25 (c)	170,513
250,000	New York City Water and Sewer System, Series HH (RB) 3.38%, 06/15/25 (c)	280,218
305,000	New York Convention Center Development Corp. (RB) 5.00%, 11/15/25 (c)	343,207
	New York State Dormitory Authority, Columbia University (RB)
170,000	5.00%, 04/01/26 (c)	213,716
210,000	5.00%, 04/01/26 (c)	264,405
320,000	5.00%, 10/01/26	409,213
	New York State Dormitory Authority, Columbia University, Series A (RB)
105,000	5.00%, 10/01/25	130,286
115,000	5.00%, 10/01/28	155,667
25,000	New York State Dormitory Authority, Columbia University, Series B (RB) 5.00%, 10/01/27	32,905
	New York State Dormitory Authority, Cornell University, Series A (RB)
200,000	4.00%, 07/01/26 (c)	231,358
130,000	5.00%, 07/01/26	165,252
230,000	5.00%, 07/01/26 (c)	288,848
110,000	New York State Dormitory Authority, Cornell University, Series D (RB) 5.00%, 07/01/33	163,274
800,000	New York State Dormitory Authority, Fordham University (RB) 4.00%, 07/01/27 (c)	928,904
770,000	New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 07/01/25 (c)	898,821
105,000	New York State Dormitory Authority, Long Island Jewish Obligated Group, Series A (RB) 5.00%, 05/01/25 (c)	122,076
1,000,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/29 (c)	1,205,090
315,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/27	383,257
250,000	New York State Dormitory Authority, New School University, Series A (RB) 5.00%, 01/01/27 (c)	299,123
265,000	New York State Dormitory Authority, New York NYU Hospitals Center, Series A (RB) 5.00%, 07/01/26	325,364
	New York State Dormitory Authority, New York State University, Series B (RB)
200,000	5.00%, 07/01/25 (c)	233,760
20,000	5.00%, 07/01/25 (c)	23,574
	New York State Dormitory Authority, New York University, Series A (RB)
160,000	5.00%, 07/01/25 (c)	192,566
260,000	5.00%, 07/01/26	327,902
260,000	5.00%, 07/01/26 (c)	320,401
200,000	5.00%, 07/01/27 (c)	250,494
250,000	5.00%, 07/01/27 (c)	314,605
250,000	5.00%, 07/01/27 (c)	319,975
385,000	5.00%, 07/01/28 (c)	497,601
100,000	5.00%, 07/01/29 (c)	134,647
	New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
200,000	5.00%, 10/01/26 (c)	241,278
1,325,000	5.00%, 10/01/26 (c)	1,615,029
370,000	5.00%, 10/01/26 (c)	452,710
635,000	5.00%, 10/01/27 (c)	803,040
100,000	5.00%, 10/01/27 (c)	125,477
	New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) (AGM)
850,000	2.00%, 07/01/29 (c)	881,484
525,000	4.00%, 07/01/27 (c)	617,242
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
475,000	4.00%, 02/15/27 (c)	547,257
195,000	5.00%, 03/15/25 (c)	230,354
150,000	5.00%, 03/15/25 (c)	180,126
1,040,000	5.00%, 08/15/26 (c)	1,303,609
715,000	5.00%, 02/15/27 (c)	898,226
1,375,000	5.00%, 02/15/27 (c)	1,743,569
300,000	5.00%, 02/15/27 (c)	375,042
1,500,000	5.00%, 03/15/29 (c)	1,952,310
100,000	5.00%, 03/15/29	134,359
1,645,000	5.00%, 03/15/29 (c)	2,133,746
3,910,000	5.00%, 03/15/29 (c)	5,051,759
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
545,000	5.00%, 02/15/25 (c)	647,307
160,000	5.00%, 02/15/25 (c)	188,238
420,000	5.00%, 02/15/27	536,991
2,000,000	5.00%, 08/15/27 (c)	2,550,480
640,000	5.00%, 08/15/27 (c)	827,616
385,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	444,390
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
940,000	5.00%, 08/15/26 (c)	1,159,499
315,000	5.00%, 08/15/26 (c)	393,574
540,000	5.00%, 08/15/26 (c)	676,874
2,000,000	5.00%, 02/15/30 (c)	2,675,220
115,000	5.00%, 02/15/30 (c)	154,986
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
320,000	5.00%, 02/15/25 (c)	383,229
955,000	5.00%, 09/15/25 (c)	1,150,909
350,000	5.00%, 09/15/25 (c)	422,968
315,000	5.00%, 09/15/25 (c)	382,608
175,000	5.25%, 09/15/25 (c)	212,690
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
115,000	5.00%, 03/15/24 (c)	132,873
340,000	5.00%, 03/15/24 (c)	393,506
20,000	5.00%, 03/15/25 (c)	23,956
140,000	5.00%, 09/15/26 (c)	173,062
60,000	5.00%, 09/15/26 (c)	73,571
1,010,000	5.00%, 09/15/26 (c)	1,264,853
2,380,000	5.00%, 09/15/26 (c)	2,964,433
1,000,000	5.00%, 03/15/27 (c)	1,244,480
1,405,000	5.00%, 03/15/27 (c)	1,743,479
305,000	5.00%, 03/15/27 (c)	385,002
515,000	5.00%, 03/15/27 (c)	647,247
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
340,000	5.00%, 09/15/25 (c)	409,180
680,000	5.00%, 09/15/25 (c)	816,850
500,000	5.00%, 09/15/25 (c)	602,010
120,000	5.00%, 09/15/25 (c)	146,566
285,000	5.00%, 09/15/25 (c)	346,010
170,000	5.00%, 09/15/25 (c)	205,630
750,000	New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/28 (c)	950,737
2,560,000	New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/27 (c)	3,205,837
	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB)
1,200,000	5.00%, 08/01/26	1,430,940
1,000,000	5.00%, 08/01/28 (c)	1,211,320
	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB)
690,000	5.00%, 03/15/25 (c)	831,726
110,000	5.00%, 03/15/25 (c)	132,706
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
335,000	5.00%, 06/15/25 (c)	399,635
1,415,000	5.00%, 06/15/26 (c)	1,744,469
765,000	5.00%, 06/15/26 (c)	951,033
500,000	5.00%, 06/15/26 (c)	621,915
150,000	5.00%, 06/15/27 (c)	189,926
1,250,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/29 (c)	1,667,537
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
495,000	3.00%, 06/15/27 (c)	546,980
500,000	5.00%, 06/15/27 (c)	635,075
1,000,000	5.00%, 06/15/27 (c)	1,273,070
500,000	5.00%, 06/15/27	652,830
	New York State Thruway Authority, Series A (RB)
600,000	5.00%, 01/01/26 (c)	712,314
650,000	5.00%, 01/01/26 (c)	777,276
800,000	New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/30 (c)	942,736
	New York State Thruway Authority, Series L (RB)
1,500,000	5.00%, 01/01/28 (c)	1,900,710
1,300,000	5.00%, 01/01/28 (c)	1,637,155
	New York State Urban Development Corp., State Personal Income, Series A (RB)
140,000	5.00%, 09/15/25 (c)	170,127
890,000	5.00%, 09/15/25 (c)	1,073,562
170,000	5.00%, 09/15/25 (c)	205,726
1,110,000	5.00%, 03/15/26 (c)	1,371,305
670,000	5.00%, 03/15/26 (c)	823,577
750,000	5.00%, 03/15/27 (c)	950,032
645,000	5.00%, 03/15/27	824,168
380,000	New York State Urban Development Corp., State Personal Income, Series B (RB) 5.00%, 09/15/25 (c)	463,482
	New York State Urban Development Corp., State Personal Income, Series C
1,000,000	4.00%, 09/15/30 (c)	1,232,730
1,000,000	4.00%, 09/15/30 (c)	1,212,190
2,500,000	5.00%, 03/15/27	3,194,450
2,000,000	5.00%, 09/15/27 (c)	2,543,740
350,000	5.00%, 09/15/27 (c)	447,821
250,000	5.00%, 09/15/30 (c)	335,803
100,000	Port Authority of New York and New Jersey, Series 190 (RB) 5.00%, 08/21/20 (c)	100,230
	Port Authority of New York and New Jersey, Series 194 (RB)
130,000	5.00%, 10/15/25 (c)	153,828
100,000	5.00%, 10/15/25 (c)	118,550
785,000	5.00%, 10/15/25 (c)	943,751
300,000	Port Authority of New York and New Jersey, Series 198 (RB) 5.00%, 11/15/26 (c)	358,905
	Port Authority of New York and New Jersey, Series 205 (RB)
2,500,000	5.00%, 11/15/27 (c)	3,128,900
1,000,000	5.00%, 11/15/27 (c)	1,265,240
840,000	5.00%, 11/15/27 (c)	1,073,302
	Port Authority of New York and New Jersey, Series 209 (RB)
500,000	5.00%, 07/15/28 (c)	629,410
255,000	5.00%, 07/15/28	334,155
500,000	Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	636,235
500,000	Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/29 (c)	647,415
	Port Authority of New York and New Jersey, Series 222
2,000,000	4.00%, 07/15/30 (c)	2,413,480
1,000,000	5.00%, 07/15/30 (c)	1,322,830
	Sales Tax Asset Receivable Corp., Series A (RB)
130,000	5.00%, 10/15/24 (c)	153,631
305,000	5.00%, 10/15/24 (c)	361,837
775,000	State of New York Mortgage Agency, Series 197 (RB) 2.60%, 04/01/25 (c)	815,912
285,000	State of New York Mortgage Agency, Series 54 (RB) 3.95%, 10/01/26 (c)	319,707
790,000	State of New York Mortgage Agency, Series 191 (RB) 3.45%, 04/01/24 (c)	846,208
470,000	State of New York Mortgage Agency, Series 192 (RB) 3.80%, 10/01/24 (c)	509,959
615,000	State of New York Mortgage Agency, Series 195 (RB) 3.00%, 04/01/25 (c)	658,511
460,000	State of New York Mortgage Agency, Series 205 (RB) 3.13%, 10/01/26 (c)	501,966
830,000	State of New York Mortgage Agency, Series 208 (RB) 3.60%, 04/01/27 (c)	927,674
10,000	Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	11,447
20,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	24,554
	Triborough Bridge and Tunnel Authority, Series B (RB)
115,000	5.00%, 11/15/25	140,680
1,070,000	5.00%, 05/15/27 (c)	1,332,054
1,255,000	5.00%, 05/15/27 (c)	1,554,594
1,550,000	5.00%, 05/15/27 (c)	1,940,894
1,000,000	5.00%, 05/15/27 (c)	1,274,800
1,035,000	5.00%, 05/15/27 (c)	1,310,372
1,350,000	5.00%, 05/15/27 (c)	1,699,582
1,000,000	5.00%, 11/15/31	1,395,150
	Triborough Bridge and Tunnel Authority, Series C (RB)
1,565,000	5.00%, 11/15/27	2,014,358
500,000	5.00%, 11/15/28	660,095
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
500,000	5.00%, 06/01/27 (c)	596,560
845,000	5.00%, 06/01/27 (c)	1,001,291
1,140,000	5.00%, 06/01/27 (c)	1,367,236
130,000	5.00%, 06/01/27 (c)	159,723
285,000	5.00%, 06/01/27 (c)	348,413
	Utility Debt Securitization Authority (RB)
1,210,000	3.00%, 12/15/25 (c)	1,326,039
200,000	5.00%, 12/15/25 (c)	246,428
1,685,000	5.00%, 12/15/25 (c)	2,051,285
	Utility Debt Securitization Authority, Series A (RB)
140,000	5.00%, 06/15/23 (c)	159,085
360,000	5.00%, 06/15/25 (c)	436,914
310,000	5.00%, 12/15/25 (c)	381,963
425,000	5.00%, 06/15/26 (c)	529,180
610,000	5.00%, 06/15/26 (c)	751,642
500,000	5.00%, 06/15/26 (c)	612,255
1,135,000	Utility Debt Securitization Authority, Series B (RB) 5.00%, 06/15/26 (c)	1,406,594
		239,061,784
North Carolina: 1.5%
450,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	533,119
100,000	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/26 (c)	114,450
590,000	County of Forsyth, Public Improvement, Series B (GO) 3.00%, 03/01/27 (c)	664,369
	County of Guilford (GO)
135,000	4.00%, 03/01/26	162,431
1,000,000	5.00%, 03/01/27	1,297,810
	County of Mecklenburg, Series A (GO)
900,000	4.00%, 04/01/27 (c)	1,095,606
1,000,000	4.00%, 04/01/27 (c)	1,222,400
250,000	County of Mecklenburg, Series B (GO) 2.00%, 12/01/26 (c)	257,998
	County of New Hanover, New Hanover Regional Medical Center (RB)
1,300,000	5.00%, 10/01/27 (c)	1,606,137
590,000	5.00%, 10/01/27	737,919
	County of Wake, Series A (RB)
150,000	3.13%, 08/01/28 (c)	168,746
500,000	5.00%, 12/01/26 (c)	633,375
130,000	North Carolina Capital Facilities Finance Agency, Wake Forest Univeristy (RB) 5.00%, 07/01/26 (c)	162,891
10,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	11,585
365,000	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	464,506
1,000,000	North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/30 (c)	1,309,320
	North Carolina Turnpike Authority, Triangle Expressway System (RB)
500,000	5.00%, 01/01/27 (c)	595,160
945,000	5.00%, 01/01/27 (c)	1,161,225
	North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
800,000	4.00%, 01/01/28 (c)	951,128
360,000	4.00%, 01/01/28 (c)	429,188
890,000	4.00%, 01/01/28 (c)	1,066,531
625,000	State of North Carolina, Department of State Treasurer, Series B (GO) 2.13%, 06/01/29 (c)	642,419
2,500,000	State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/29 (c)	3,360,625
	State of North Carolina, Series A (GO)
380,000	3.00%, 06/01/28 (c)	423,514
1,000,000	3.00%, 06/01/28 (c)	1,127,140
500,000	5.00%, 06/01/26	634,335
1,140,000	5.00%, 06/01/28 (c)	1,521,763
	State of North Carolina, Series B (RB)
800,000	3.00%, 05/01/27 (c)	896,288
420,000	5.00%, 06/01/26 (c)	530,405
215,000	5.00%, 05/01/27	278,247
880,000	5.00%, 05/01/27 (c)	1,131,161
		25,191,791
North Dakota: 0.2%
410,000	County of Ward, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	471,520
375,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 3.55%, 07/01/27 (c)	411,487
450,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D (RB) (SAW) 3.55%, 01/01/28 (c)	497,700
400,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F (RB) 3.35%, 01/01/27 (c)	444,980
	North Dakota Public Finance Authority, Series A (RB)
365,000	5.00%, 10/01/24 (c)	432,616
300,000	5.00%, 10/01/24 (c)	357,351
		2,615,654
Ohio: 2.8%
	Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
3,000,000	5.00%, 06/01/30 (c)	3,911,190
2,000,000	5.00%, 06/01/30 (c)	2,619,840
500,000	City of Cleveland, Bridges and Roadways Improvements, Series B-2 (RB)
	5.00%, 04/01/28 (c)	637,585
	City of Columbus, Series 1 (GO)
250,000	4.00%, 04/01/27	306,823
200,000	4.00%, 10/01/27 (c)	243,534
250,000	5.00%, 10/01/27 (c)	327,715
750,000	5.00%, 10/01/27 (c)	979,725
	City of Columbus, Various Purpose, Series A (GO)
300,000	3.00%, 07/01/25 (c)	331,650
500,000	3.00%, 07/01/25 (c)	555,505
960,000	3.00%, 08/15/25 (c)	1,058,294
750,000	3.10%, 07/01/25 (c)	829,927
1,000,000	3.20%, 07/01/25 (c)	1,107,510
380,000	4.00%, 08/15/25 (c)	444,923
1,245,000	City of Columbus, Various Purpose, Series B (GO)
	5.00%, 04/01/29 (c)	1,683,576
	County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
1,030,000	5.00%, 02/01/28 (c)	1,315,300
115,000	5.00%, 02/01/28 (c)	148,125
1,000,000	5.00%, 06/01/30 (c)	1,348,050
	County of Butler (RB)
400,000	4.00%, 11/15/27 (c)	452,116
1,805,000	5.00%, 11/15/27 (c)	2,210,583
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
100,000	5.00%, 02/15/27 (c)	115,962
250,000	5.00%, 02/15/27 (c)	291,918
	County of Franklin, Nationwide Children’s Hospital Project, Series A (RB)
125,000	5.00%, 11/01/27 (c)	157,728
120,000	5.00%, 11/01/27 (c)	152,182
145,000	County of Franklin, Series A (RB)
	5.00%, 11/01/27 (c)	181,945
340,000	County of Hamilton, Sales Tax, Series A (RB)
	5.00%, 12/01/26 (c)	418,356
165,000	County of Scioto, Southern Ohio Medical Center (RB)
	3.38%, 02/15/26 (c)	172,915
	Cuyahoga Community College District (GO)
500,000	4.00%, 06/01/26 (c)	577,680
350,000	4.00%, 06/01/26 (c)	406,252
20,000	Kent State University (RB)
	5.00%, 05/01/26 (c)	24,317
355,000	Montgomery County, Ohio Hospital Facilities, Premier Health Partners, Series A (RB)
	5.00%, 11/15/27	427,764
1,000,000	Northeast Ohio Regional Sewer District (RB)
	3.00%, 11/15/29 (c)	1,135,690
300,000	Ohio Housing Finance Agency Residential Mortgage, Series A (RB)
	2.50%, 03/01/29 (c)	319,026
	Ohio Turnpike and Infrastructure Commission, Series A (RB)
500,000	5.00%, 02/15/28 (c)	627,830
500,000	5.00%, 02/15/28 (c)	633,350
500,000	5.00%, 02/15/28 (c)	638,515
1,020,000	Ohio Water Development Authority, Fresh Water (RB)
	5.00%, 03/01/28 (c)	1,352,622
125,000	Ohio Water Development Authority, Fresh Water, Series A (RB)
	5.00%, 06/01/26 (c)	157,186
	Ohio Water Development Authority, Fresh Water, Series B (RB)
140,000	5.00%, 06/01/26 (c)	173,957
1,000,000	5.00%, 12/01/26 (c)	1,263,140
200,000	5.00%, 12/01/26 (c)	253,760
960,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB)
	5.00%, 06/01/27 (c)	1,228,003
	Ohio Water Development Authority, Water Pollution Control, Series B (RB)
20,000	5.00%, 12/01/25 (c)	24,864
40,000	5.00%, 12/01/25 (c)	49,825
	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
760,000	4.00%, 01/01/28 (c)	890,234
480,000	5.00%, 03/15/24 (c)	558,158
165,000	5.00%, 01/01/27	208,423
130,000	5.00%, 01/01/28 (c)	163,716
135,000	5.00%, 01/01/28 (c)	172,693
425,000	5.00%, 01/01/28 (c)	546,295
140,000	5.00%, 01/01/28 (c)	178,231
	State of Ohio, Capital Facilities Lease Appropriation Bonds, Series A (RB)
700,000	5.00%, 04/01/25 (c)	841,078
615,000	5.00%, 04/01/28 (c)	791,542
805,000	5.00%, 04/01/28 (c)	1,024,548
640,000	5.00%, 04/01/28 (c)	818,989
	State of Ohio, Common Schools, Series A (GO)
660,000	5.00%, 03/15/23 (c)	738,692
500,000	5.00%, 03/15/24 (c)	583,180
25,000	5.00%, 03/15/24 (c)	29,051
395,000	State of Ohio, Higher Education, Series C (GO)
	5.00%, 08/01/27	516,988
165,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB)
	3.25%, 12/01/25 (c)	175,664
550,000	State of Ohio, Highway Capital Improvement, Series S (GO)
	5.00%, 05/01/26 (c)	684,667
1,000,000	State of Ohio, Highway Capital Improvement, Series T (GO)
	5.00%, 05/01/27 (c)	1,266,830
1,000,000	State of Ohio, Highway Capital Improvement, Series U (GO)
	5.00%, 05/01/28	1,335,270
	State of Ohio, Infrastructure Project, Series 1 (RB)
350,000	5.00%, 06/15/26 (c)	439,684
200,000	5.00%, 12/15/30	274,756
750,000	5.00%, 12/15/31	1,047,667
225,000	State of Ohio, Major New State Infrastructure Improvement Bonds (RB)
	5.00%, 06/15/26 (c)	281,621
100,000	State of Ohio, Major New State Infrastructure Improvement Bonds, Series B (GO)
	4.00%, 03/01/24 (c)	112,675
100,000	State of Ohio, Parks and Recreation Improvement, Series A (RB)
	5.00%, 12/01/27 (c)	128,726
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB)
	5.00%, 12/01/26 (c)	627,700
100,000	Village of Bluffton, Blanchard Valley Health System (RB)
	4.00%, 12/01/27 (c)	113,852
		45,847,688
Oklahoma: 0.3%
	Canadian County Educational Facilities Authority, Mustang Public Schools (RB)
330,000	3.00%, 09/01/26 (c)	365,214
1,405,000	5.00%, 09/01/26 (c)	1,757,641
	Grand River Dam Authority, Series A (RB)
130,000	5.00%, 12/01/26 (c)	162,640
100,000	5.00%, 12/01/26 (c)	125,637
155,000	Oklahoma Capitol Improvement Authority (RB)
	4.00%, 07/01/26 (c)	179,399
565,000	Oklahoma Turnpike Authority, Series C (RB)
	5.00%, 01/01/27 (c)	693,707
100,000	Oklahoma Turnpike Authority, Series D (RB)
	5.00%, 01/01/27	127,972
	Oklahoma Turnpike Authority, Series E (RB)
100,000	5.00%, 01/01/27 (c)	126,402
155,000	5.00%, 01/01/27 (c)	197,470
530,000	Tulsa County Industrial Authority (RB)
	5.00%, 09/01/25 (c)	647,464
250,000	Tulsa Public Facilities Authority, Oklahoma Capital Improvements (RB)
	4.00%, 10/01/26	298,298
30,000	University of Oklahoma, Series C (RB)
	5.00%, 07/01/25 (c)	34,453
		4,716,297
Oregon: 1.0%
410,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	481,123
1,285,000	Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/28 (c)	1,663,702
	Hillsboro School District No. 1J (GO) (SBG)
590,000	5.00%, 06/15/27 (c)	745,695
1,000,000	5.00%, 06/15/27 (c)	1,283,840
	Medford Oregon Hospital Facilities Authority, Asante Health System, Series A (RB) (AGM)
700,000	5.00%, 08/15/30 (c)	916,370
500,000	5.00%, 08/15/30 (c)	658,005
375,000	Medford School District No. 549C (GO) (SBG) 5.00%, 06/15/25 (c)	453,514
1,045,000	Metro Oregon, Series A (GO) 5.00%, 06/01/30 (c)	1,461,736
	Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
1,010,000	0.00%, 06/15/27 (c) ^	717,878
1,215,000	0.00%, 06/15/27 (c) ^	906,609
500,000	Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	594,480
130,000	Multnomah County School District No. 7, Series B (GO) (SBG) 0.00%, 06/15/25 (c) ^	95,414
350,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	427,581
	Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB)
195,000	5.00%, 10/01/26 (c)	230,406
430,000	5.00%, 10/01/26 (c)	510,565
120,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/27 (c)	154,565
115,000	Portland Community College District (GO) 5.00%, 06/15/26 (c)	144,166
	Salem-Keizer School District No. 24J (GO) (SBG)
475,000	4.00%, 06/15/28 (c)	574,099
545,000	5.00%, 06/15/28 (c)	715,694
125,000	Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	158,849
690,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	885,843
690,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB) 5.00%, 04/01/25 (c)	836,142
745,000	State of Oregon, Department of Transportation, Highway User Tax, Senior Lien, Series A (RB) 5.00%, 11/15/24 (c)	885,261
450,000	State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	538,848
145,000	State of Oregon, Seismic Project and Article XI-Q, Series A (GO) 5.00%, 05/01/27 (c)	184,575
10,000	State of Oregon, Seismic Project and Article XI-Q, Series F (GO) 5.00%, 05/01/26 (c)	12,545
	Tri-County Metropolitan Transportation District of Oregon, Series A (RB)
570,000	3.25%, 04/01/28 (c)	630,095
235,000	5.00%, 10/01/26	296,923
		17,164,523
Pennsylvania: 4.5%
	Allegheny County Hospital Development Authority, Series A (RB)
100,000	5.00%, 04/01/27	124,520
120,000	5.00%, 04/01/28 (c)	146,837
1,000,000	5.00%, 04/01/28 (c)	1,252,400
810,000	5.00%, 07/15/29 (c)	1,032,823
	Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM)
100,000	4.00%, 12/01/26 (c)	115,747
290,000	5.00%, 12/01/25 (c)	354,363
250,000	Berks County Industrial Development Authority, Tower Health Project (RB) 5.00%, 11/01/27 (c)	280,980
	City of Philadelphia (GO) (AGM)
380,000	5.00%, 08/01/27 (c)	484,956
320,000	5.00%, 08/01/27	415,507
880,000	City of Philadelphia, Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,074,374
	City of Philadelphia, Series A (GO)
745,000	5.00%, 08/01/25 (c)	901,323
505,000	5.00%, 08/01/25 (c)	615,120
100,000	5.00%, 08/01/27 (c)	124,560
750,000	5.00%, 08/01/27 (c)	942,697
750,000	5.00%, 08/01/27 (c)	946,402
	City of Philadelphia, Series B (GO)
415,000	5.00%, 02/01/28	536,097
1,500,000	5.00%, 08/01/29 (c)	1,913,775
100,000	5.00%, 08/01/29 (c)	129,281
300,000	5.00%, 08/01/29 (c)	400,638
110,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/25	134,031
	Commonwealth Financing Authority, Series A (RB)
200,000	5.00%, 06/01/25 (c)	235,836
800,000	5.00%, 06/01/28	1,045,776
880,000	5.00%, 06/01/29	1,178,478
250,000	5.00%, 06/01/30 (c)	337,343
	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB)
415,000	5.00%, 06/01/28 (c)	518,497
265,000	5.00%, 06/01/28 (c)	335,551
775,000	5.00%, 06/01/28 (c)	987,629
255,000	Commonwealth of Pennsylvania (GO) 5.00%, 07/15/27	328,703
	Commonwealth of Pennsylvania, First Series (GO)
510,000	3.00%, 01/01/27 (c)	565,304
600,000	4.00%, 01/01/27 (c)	717,234
200,000	5.00%, 03/15/25 (c)	240,572
500,000	5.00%, 02/01/26 (c)	616,535
1,245,000	5.00%, 09/15/26	1,571,887
1,300,000	5.00%, 07/15/28	1,717,534
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
395,000	3.00%, 09/15/26 (c)	438,675
1,055,000	3.00%, 09/15/26 (c)	1,144,264
350,000	4.00%, 08/15/25 (c)	398,902
170,000	4.00%, 09/15/26 (c)	198,094
610,000	4.00%, 09/15/26 (c)	721,740
1,225,000	5.00%, 09/15/26	1,546,636
430,000	5.00%, 01/15/27 (c)	544,728
695,000	County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	884,130
750,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	898,470
	Dauphin County General Authority, Pinnacle Health System Project, Series A (RB)
605,000	4.00%, 06/01/26 (c)	676,269
20,000	4.00%, 06/01/26 (c)	22,521
475,000	5.00%, 06/01/26 (c)	561,041
350,000	Lancaster County Hospital Authority, University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/26	432,652
525,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	658,255
	Pennsylvania Economic Development Financing Authority, UPMC (RB)
100,000	4.00%, 09/15/26 (c)	112,060
215,000	4.00%, 09/15/26 (c)	241,645
385,000	5.00%, 09/15/26 (c)	465,811
	Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB)
1,000,000	3.38%, 11/15/27 (c)	1,090,660
205,000	4.00%, 11/15/27 (c)	235,061
125,000	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	148,449
	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB)
775,000	4.00%, 06/15/26 (c)	876,006
785,000	5.00%, 06/15/26 (c)	950,957
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB)
150,000	3.13%, 08/15/27 (c)	166,362
725,000	4.00%, 08/15/26 (c)	854,666
1,000,000	5.00%, 08/15/27 (c)	1,261,450
270,000	5.00%, 08/15/27 (c)	332,816
275,000	5.00%, 08/15/27 (c)	344,069
425,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	457,891
700,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	745,913
590,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	649,631
1,730,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	1,910,006
300,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB) 3.20%, 10/01/26 (c)	328,686
20,000	Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	24,905
	Pennsylvania Turnpike Commission (RB)
720,000	3.00%, 06/01/26 (c)	759,946
550,000	5.00%, 12/01/25 (c)	652,448
430,000	5.00%, 12/01/25 (c)	511,446
1,000,000	5.00%, 12/01/27	1,246,120
300,000	5.00%, 12/01/27 (c)	364,956
250,000	5.00%, 12/01/27 (c)	307,548
450,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate (RB) 5.00%, 12/01/26 (c)	549,877
	Pennsylvania Turnpike Commission, Second Series (RB)
965,000	3.00%, 06/01/26 (c)	1,013,636
690,000	4.00%, 06/01/26 (c)	763,243
	Pennsylvania Turnpike Commission, Series A (RB)
750,000	5.00%, 12/01/26 (c)	917,557
15,000	5.00%, 12/01/26 (c)	17,928
110,000	5.00%, 12/01/26 (c)	137,541
310,000	5.00%, 12/01/26 (c)	382,850
500,000	5.00%, 12/01/29 (c)	642,295
300,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 06/01/25 (c)	356,643
	Pennsylvania Turnpike Commission, Series A-2 (RB)
790,000	5.00%, 06/01/26 (c)	938,978
175,000	5.00%, 12/01/27 (c)	217,219
100,000	5.00%, 12/01/27 (c)	126,815
510,000	Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	635,985
760,000	Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 06/01/27 (c)	925,285
205,000	Pennsylvania Turnpike Commission, Series B-2 (RB) 5.00%, 06/01/27 (c)	248,468
110,000	Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	128,038
330,000	Philadelphia Authority for Industrial Development, Temple University, First Series (RB) 5.00%, 04/01/25 (c)	383,651
10,000	Philadelphia Authority for Industrial Development, Temple University, Second Series (RB) 5.00%, 04/01/25 (c)	11,690
	Philadelphia Gas Works Co., Fourteenth Series (RB)
680,000	5.00%, 10/01/26 (c)	819,461
970,000	5.00%, 10/01/26 (c)	1,172,740
735,000	5.00%, 10/01/26 (c)	892,974
	Pittsburgh Water and Sewer Authority, Series B (RB) (AGM)
1,460,000	5.00%, 09/01/31	2,049,066
2,000,000	5.00%, 09/01/32	2,822,120
2,000,000	5.00%, 09/01/33	2,862,780
170,000	Reading School District of Berks County (GO) (AGM) (SAW) 5.00%, 03/01/27 (c)	207,254
	School District of Philadelphia, Series A (GO) (SAW)
410,000	5.00%, 09/01/28 (c)	517,957
450,000	5.00%, 09/01/28 (c)	575,775
250,000	5.00%, 09/01/28 (c)	321,363
485,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	587,791
220,000	School District of the City of Erie, Series A (GO) (AGM) (SAW) 5.00%, 04/01/29 (c)	283,096
845,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	1,067,522
	State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (AGM) (SAW)
260,000	5.00%, 12/01/26 (c)	314,457
2,750,000	5.00%, 12/01/26 (c)	3,340,782
880,000	5.00%, 12/01/26 (c)	1,088,243
765,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/25 (c)	935,457
		74,745,732
Rhode Island: 0.2%
	Rhode Island Commerce Corp., Department of Transportation, Series B (RB)
380,000	5.00%, 06/15/26 (c)	457,395
230,000	5.00%, 06/15/26 (c)	279,885
125,000	5.00%, 06/15/26	152,985
	Rhode Island Health and Educational Building Corp., Pooled Issue, Series A (RB)
880,000	4.00%, 05/15/26 (c)	1,037,159
110,000	5.00%, 05/15/26 (c)	136,445
385,000	Rhode Island Health and Educational Building Corp., Providence Public Buildings Authority Issue, Series A (RB) (AGM) 5.00%, 05/15/25 (c)	459,370
345,000	State of Rhode Island and Providence Plantations, Series A (GO) 3.00%, 04/01/28 (c)	379,058
250,000	State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	316,613
	State of Rhode Island and Providence Plantations, Series D (GO)
180,000	5.00%, 08/01/24 (c)	212,132
250,000	5.00%, 08/01/24 (c)	294,955
		3,725,997
South Carolina: 0.7%
	Aiken County Consolidated School District, Series A (GO)
535,000	4.00%, 04/01/29 (c)	655,701
1,000,000	4.00%, 04/01/29 (c)	1,230,600
185,000	County of York (GO) (SAW) 5.00%, 04/01/24 (c)	217,098
	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB)
100,000	3.00%, 06/01/26 (c)	106,273
135,000	3.13%, 06/01/26 (c)	143,768
175,000	3.25%, 06/01/26 (c)	186,692
250,000	5.00%, 06/01/26 (c)	297,940
480,000	Kershaw County Public School District (RB) 3.38%, 12/01/25 (c)	528,648
	Lancaster County School District (GO)
325,000	3.25%, 03/01/27 (c)	361,270
1,000,000	4.00%, 03/01/27 (c)	1,216,790
100,000	Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	123,875
250,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	268,473
	South Carolina Public Service Authority, Series A (RB)
140,000	3.13%, 06/01/26 (c)	149,748
235,000	5.00%, 06/01/25 (c)	278,503
200,000	5.00%, 06/01/26 (c)	242,640
185,000	5.00%, 06/01/26 (c)	222,834
205,000	5.00%, 06/01/26 (c)	247,884
1,025,000	5.00%, 06/01/26 (c)	1,229,426
	South Carolina Public Service Authority, Series C (RB)
110,000	5.00%, 12/01/24 (c)	128,073
390,000	5.00%, 12/01/24 (c)	456,745
1,000,000	South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,227,370
	South Carolina Transportation Infrastructure Bank, Series A (RB)
655,000	2.25%, 10/01/25 (c)	672,220
100,000	5.00%, 10/01/28 (c)	129,312
	York County, South Carolina Fort Mill School District No. 4, Series B (GO)
500,000	3.00%, 03/01/27 (c)	545,525
325,000	3.00%, 03/01/27 (c)	357,611
		11,225,019
South Dakota: 0.1%
	South Dakota Health and Educational Facilities Authority (RB)
1,075,000	4.00%, 09/01/27 (c)	1,231,853
255,000	5.00%, 09/01/27 (c)	317,416
100,000	5.00%, 09/01/27 (c)	123,509
		1,672,778
Tennessee: 1.0%
250,000	Chattanooga Health, Educational & Housing Facility Board, Series A-1 (RB) 5.00%, 08/01/28	317,180
	Greeneville Health and Educational Facilities Board, Ballad Health, Series A (RB)
810,000	5.00%, 07/01/23 (c)	881,596
915,000	5.00%, 07/01/23 (c)	998,018
550,000	5.00%, 07/01/23 (c)	600,418
	Knox County Health Educational and Housing Facility Board (RB)
700,000	5.00%, 04/01/27 (c)	821,058
490,000	5.00%, 04/01/27 (c)	577,244
150,000	Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	187,740
	Metropolitan Government of Nashville and Davidson County (GO)
915,000	2.50%, 07/01/26 (c)	989,490
580,000	4.00%, 07/01/26 (c)	681,117
545,000	4.00%, 07/01/26 (c)	642,866
590,000	4.00%, 07/01/27 (c)	720,384
335,000	4.00%, 07/01/27	410,620
275,000	4.00%, 07/01/27 (c)	327,044
25,000	5.00%, 07/01/26 (c)	30,937
235,000	5.00%, 07/01/26 (c)	292,079
	Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Center, Series A (RB)
130,000	5.00%, 07/01/26 (c)	151,369
600,000	5.00%, 07/01/26 (c)	714,678
400,000	Metropolitan Government of Nashville and Davidson County, Series C (GO) 5.00%, 07/01/25 (c)	487,536
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB)
100,000	5.00%, 05/01/26	121,711
200,000	5.00%, 05/01/27 (c)	245,240
	State of Tennessee, Series A (GO)
435,000	5.00%, 08/01/25 (c)	526,750
500,000	5.00%, 08/01/26 (c)	623,300
800,000	5.00%, 08/01/26 (c)	1,014,960
780,000	5.00%, 08/01/26	993,970
495,000	Tennessee Housing Development Agency, Series 2 (RB) 3.50%, 07/01/27 (c)	560,672
200,000	Tennessee Housing Development Agency, Series 2B (RB) 3.70%, 07/01/26 (c)	220,420
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB)
285,000	5.00%, 11/01/27 (c)	364,407
395,000	5.00%, 11/01/27 (c)	501,749
365,000	5.00%, 11/01/27	477,369
750,000	5.00%, 11/01/27 (c)	973,815
		16,455,737
Texas: 9.1%
250,000	Alamo Community College District (GO) 5.00%, 08/15/26	316,745
	Aldine Independent School District, Series A (GO)
910,000	4.00%, 02/15/27 (c)	1,079,997
675,000	4.00%, 02/15/27 (c)	798,619
140,000	5.00%, 02/15/25 (c)	168,708
700,000	5.00%, 02/15/27 (c)	893,263
880,000	5.00%, 02/15/27 (c)	1,126,514
	Allen Independent School District (GO)
185,000	4.00%, 02/15/26 (c)	212,902
135,000	5.00%, 02/15/26	167,968
400,000	5.00%, 02/15/26 (c)	487,432
500,000	Alvin Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	614,020
1,000,000	Arlington Independent School District (GO) 4.00%, 02/15/29 (c)	1,244,040
	Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB)
145,000	5.00%, 01/01/27 (c)	147,419
375,000	5.00%, 01/01/27 (c)	380,719
	Austin Independent School District (GO)
500,000	4.00%, 08/01/26 (c)	580,175
100,000	4.00%, 08/01/26 (c)	116,475
500,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/26 (c)	632,415
100,000	Austin Independent School District, Series C (GO) 5.00%, 08/01/26 (c)	125,476
315,000	Beaumont Independent School District (GO) 3.00%, 02/15/26 (c)	351,165
	Bexar County Hospital District (GO)
385,000	3.00%, 02/15/26 (c)	421,228
115,000	4.00%, 02/15/26 (c)	133,683
350,000	5.00%, 02/15/26	434,395
1,315,000	5.00%, 02/15/26 (c)	1,624,814
305,000	5.00%, 02/15/28	398,775
250,000	Bexar County, Hospital District (GO) 4.00%, 02/15/26 (c)	285,688
250,000	Birdville Independent School District, Series B (GO) 5.00%, 02/15/25 (c)	299,895
545,000	Board of Regents of Texas A&M University System, Series A (RB) 5.50%, 07/01/25 (c)	680,967
250,000	Board of Regents of the University of North Texas System, Series A (RB) 5.00%, 04/15/27	319,728
575,000	Board of Regents of the University of Texas System, Series A (RB) 5.00%, 07/01/25 (c)	688,045
125,000	Board of Regents of the University of Texas System, Series B (RB) 5.00%, 07/01/26 (c)	156,076
200,000	Board of Regents of the University of Texas System, Series D (RB) 5.00%, 08/15/25	247,482
	Board of Regents of the University of Texas System, Series E (RB)
270,000	5.00%, 08/15/26	344,296
520,000	5.00%, 08/15/27	681,382
	Board of Regents of the University of Texas System, Series J (RB)
215,000	5.00%, 08/15/25	266,043
25,000	5.00%, 08/15/26 (c)	31,573
330,000	Burleson Independent School District (GO) 3.50%, 02/01/26 (c)	368,320
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	292,245
625,000	5.00%, 01/01/26 (c)	733,262
60,000	5.00%, 01/01/26 (c)	72,073
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
100,000	5.00%, 07/01/25 (c)	115,301
400,000	5.00%, 07/01/25 (c)	466,220
150,000	City of Arlington, Senior Lien Special Tax (AGM) (ST) 5.00%, 02/15/25 (c)	179,120
100,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	120,282
15,000	City of Austin, Public Improvement (GO) 5.00%, 09/01/25 (c)	18,528
	City of Austin, Water and Wastewater System (RB)
995,000	5.00%, 11/15/26 (c)	1,245,551
360,000	5.00%, 11/15/26 (c)	452,405
235,000	5.00%, 11/15/27 (c)	307,051
	City of Dallas (GO)
420,000	5.00%, 02/15/25 (c)	494,126
420,000	5.00%, 02/15/25 (c)	498,019
500,000	5.00%, 02/15/27 (c)	626,240
	City of Dallas Waterworks & Sewer System, Series C (RB)
1,000,000	5.00%, 10/01/30 (c)	1,370,640
1,000,000	5.00%, 10/01/30 (c)	1,387,210
600,000	City of Dallas, Series A (GO) 3.00%, 02/15/29 (c)	651,912
	City of Dallas, Series B (GO)
415,000	3.00%, 02/15/29 (c)	450,906
500,000	4.00%, 02/15/29 (c)	601,850
	City of Dallas, Waterworks and Sewer System, Series A (RB)
600,000	5.00%, 10/01/26 (c)	751,350
565,000	5.00%, 10/01/26 (c)	710,572
900,000	5.00%, 10/01/26 (c)	1,137,132
965,000	City of Denton, Utility System (RB) 5.00%, 12/01/26 (c)	1,209,434
	City of El Paso (GO)
110,000	4.00%, 08/15/26 (c)	128,632
100,000	4.00%, 08/15/26 (c)	117,449
125,000	5.00%, 08/15/25 (c)	154,253
455,000	City of El Paso, Water and Sewer (RB) 5.00%, 03/01/24 (c)	531,690
130,000	City of Fort Worth (GO) 5.00%, 03/01/26	162,613
545,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	649,286
135,000	City of Houston, Airport System, Series B (RB) 5.00%, 07/01/28 (c)	173,043
	City of Houston, Airport System, Series D (RB)
1,000,000	5.00%, 07/01/28 (c)	1,246,000
125,000	5.00%, 07/01/28 (c)	159,191
	City of Houston, Combined Utility System, First Lien, Series B (RB)
105,000	5.00%, 11/15/26 (c)	131,951
180,000	5.00%, 11/15/26 (c)	222,595
555,000	5.00%, 11/15/26	708,790
220,000	5.00%, 11/15/26 (c)	277,545
285,000	5.00%, 11/15/27	374,333
1,500,000	City of Houston, Combined Utility System, First Lien, Series C (RB) 4.00%, 11/15/30 (c)	1,879,845
	City of Houston, Combined Utility System, First Lien, Series D (RB)
750,000	5.00%, 11/15/28 (c)	979,290
1,000,000	5.00%, 11/15/28 (c)	1,314,410
	City of Houston, Public Improvement, Series A (GO)
520,000	5.00%, 03/01/27 (c)	650,411
500,000	5.00%, 03/01/27 (c)	628,505
1,000,000	5.00%, 03/01/27 (c)	1,267,460
	City of Houston, Series A (GO)
2,000,000	4.00%, 03/01/27 (c)	2,319,400
650,000	5.00%, 03/01/24 (c)	753,753
535,000	5.00%, 03/01/26 (c)	646,323
180,000	5.00%, 03/01/26 (c)	219,301
515,000	5.00%, 03/01/26 (c)	629,809
1,000,000	5.00%, 03/01/29 (c)	1,317,020
105,000	City of Lubbock (GO) 5.00%, 02/15/25 (c)	126,479
205,000	City of San Antonio (GO) 5.00%, 08/01/28 (c)	269,263
	City of San Antonio, Electric and Gas Systems (RB)
500,000	4.00%, 08/01/26 (c)	570,235
1,000,000	4.00%, 02/01/30	1,290,260
100,000	5.00%, 02/01/26 (c)	122,850
110,000	5.00%, 08/01/26 (c)	137,625
935,000	5.00%, 08/01/26 (c)	1,181,896
125,000	5.00%, 08/01/26 (c)	157,245
1,000,000	5.00%, 08/01/27 (c)	1,276,380
100,000	5.00%, 08/01/27 (c)	127,211
125,000	City of San Antonio, Electric and Gas Systems, Series A (RB) 5.00%, 02/01/26	156,045
	City of San Antonio, General Improvement (GO)
350,000	5.00%, 02/01/24 (c)	408,828
325,000	5.00%, 08/01/29 (c)	442,221
535,000	City of San Antonio, Water System, Series A (RB) 5.00%, 05/15/26 (c)	658,510
125,000	Clear Creek Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	152,583
	Collin County Community College District (GO)
500,000	3.25%, 08/15/27 (c)	565,995
925,000	4.00%, 08/15/27 (c)	1,120,434
190,000	Colorado River Municipal Water District (RB) 5.00%, 01/01/28	249,514
	Conroe Independent School District
665,000	5.00%, 02/15/27 (c)	851,173
100,000	5.00%, 02/15/28 (c)	129,162
320,000	Corpus Christi Independent School District (GO) 4.00%, 08/15/28 (c)	393,203
	County of Bexar (GO)
150,000	4.00%, 06/15/25 (c)	175,407
520,000	4.00%, 06/15/25 (c)	609,996
880,000	5.00%, 06/15/26 (c)	1,093,426
260,000	County of Dallas (GO) 5.00%, 08/15/26 (c)	330,122
615,000	County of Denton (GO) 4.00%, 07/15/25 (c)	712,865
750,000	County of Denton, Series A (GO) 4.00%, 07/15/28 (c)	937,972
	County of Fort Bend, Series B (GO)
500,000	4.00%, 03/01/26 (c)	588,570
20,000	5.00%, 03/01/26 (c)	24,855
	County of Harris, Toll Road, Senior Lien, Series A (RB)
670,000	5.00%, 08/15/26 (c)	828,663
160,000	5.00%, 08/15/26 (c)	198,950
120,000	5.00%, 08/15/26 (c)	146,605
675,000	5.00%, 08/15/26 (c)	831,728
195,000	5.00%, 08/15/26 (c)	245,082
115,000	5.00%, 08/15/26	145,001
695,000	5.00%, 08/15/26 (c)	867,436
190,000	5.00%, 08/15/26 (c)	237,521
	County of Harris, Toll Road, Senior Lien, Series B (RB)
160,000	5.00%, 08/15/25 (c)	192,558
335,000	5.00%, 08/15/25 (c)	402,436
190,000	5.00%, 08/15/25 (c)	231,806
600,000	5.00%, 08/15/25 (c)	730,356
	County of Harris, Unlimited Tax Road, Series A (GO)
645,000	5.00%, 10/01/25 (c)	792,524
395,000	5.00%, 10/01/25 (c)	486,478
365,000	5.00%, 10/01/25 (c)	451,213
250,000	County of Montgomery (GO)
	5.00%, 03/01/26 (c)	310,690
	Cypress-Fairbanks Independent School District (GO)
360,000	3.00%, 02/15/26 (c)	400,511
125,000	5.00%, 02/15/26 (c)	154,374
835,000	Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/29 (c)	1,111,494
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
185,000	5.00%, 12/01/24 (c)	220,070
165,000	5.00%, 12/01/25 (c)	200,561
560,000	5.00%, 12/01/25 (c)	668,758
545,000	5.00%, 12/01/25 (c)	668,835
130,000	5.00%, 12/01/25 (c)	158,623
	Dallas County Hospital District (GO)
285,000	5.00%, 08/15/27	366,858
575,000	5.00%, 08/15/28	757,654
540,000	Dallas County Utility and Reclamation District (GO) 5.00%, 02/15/28	700,990
100,000	Dallas Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	114,569
100,000	Dripping Springs Independent School District (GO) 5.00%, 02/15/24 (c)	115,849
	Eagle Mountain and Saginaw Independent School District (GO)
335,000	4.00%, 02/15/26 (c)	395,759
10,000	5.00%, 02/15/26 (c)	12,417
250,000	El Paso County Hospital District (GO) 4.00%, 08/15/27 (c)	265,368
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	137,200
265,000	El Paso Independent School District, Series A (GO) 3.00%, 08/15/25 (c)	291,129
315,000	Forney Independent School District (GO) 5.00%, 08/15/25 (c)	381,002
	Fort Bend Independent School District (GO)
635,000	4.00%, 08/15/27 (c)	768,198
100,000	5.00%, 08/15/27 (c)	129,910
255,000	5.00%, 08/15/27 (c)	330,671
110,000	Fort Bend Independent School District, Series E (GO) 5.00%, 02/15/26	137,409
	Fort Worth Independent School District (GO)
290,000	5.00%, 02/15/25 (c)	350,047
500,000	5.00%, 02/15/26 (c)	619,950
	Frisco Independent School District (GO)
500,000	4.00%, 02/15/27 (c)	595,460
880,000	4.00%, 02/15/27 (c)	1,053,703
2,000,000	5.00%, 02/15/29 (c)	2,629,120
	Garland Independent School District (GO)
165,000	4.00%, 02/15/25 (c)	187,930
120,000	5.00%, 02/15/25 (c)	143,296
300,000	Garland Independent School District, Series A 5.00%, 02/15/25 (c)	360,918
200,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	260,794
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	303,900
480,000	Harris County Flood Control District, Series A (GO) 5.00%, 10/01/25 (c)	581,875
	Harris County Hospital District (RB)
365,000	3.00%, 02/15/26 (c)	385,703
570,000	3.13%, 02/15/26 (c)	601,373
100,000	4.00%, 02/15/26 (c)	110,602
100,000	4.00%, 02/15/26 (c)	110,353
	Harris County, Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
385,000	3.00%, 05/15/26 (c)	405,778
730,000	3.00%, 05/15/26 (c)	764,982
210,000	4.00%, 05/15/26 (c)	239,375
330,000	5.00%, 05/15/26 (c)	396,937
245,000	5.00%, 11/15/27	305,569
160,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 5.00%, 12/01/24 (c)	187,307
640,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series B-3 (RB) 5.00%, 09/01/26 (c) (p)	777,734
	Harris County, Cultural Education Facilities Finance Corp., TECO Project (RB)
950,000	4.00%, 11/15/27 (c)	1,104,337
300,000	5.00%, 11/15/27 (c)	385,506
350,000	5.00%, 11/15/27 (c)	447,069
330,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/29	441,794
	Harris County, Flood Control District, Series A (GO)
275,000	5.00%, 10/01/25 (c)	334,609
630,000	5.00%, 10/01/25 (c)	769,060
210,000	5.00%, 10/01/27 (c)	266,641
250,000	5.00%, 10/01/27 (c)	324,705
400,000	Harris County, Flood Control District, Series B (GO) 5.00%, 10/01/25 (c)	486,704
100,000	Harris County, Houston Sports Authority, Senior Lien, Series A (RB) 5.00%, 11/15/24 (c)	104,432
260,000	Harris County, Toll Road, Senior Lien, Series A (RB) 5.00%, 02/15/28 (c)	331,133
	Hays Consolidated Independent School District (GO)
800,000	4.00%, 02/15/27 (c)	948,728
500,000	4.00%, 02/15/27 (c)	594,800
	Houston Independent School District, Limited Tax School House (GO)
540,000	5.00%, 02/15/27 (c)	677,878
750,000	5.00%, 02/15/27 (c)	956,662
900,000	5.00%, 02/15/27	1,152,432
	Houston Independent School District, Limited Tax School House, Series A (GO)
215,000	4.00%, 02/15/26 (c)	250,054
350,000	4.00%, 02/15/26 (c)	408,503
270,000	5.00%, 02/15/26 (c)	335,437
400,000	5.00%, 02/15/26 (c)	495,960
135,000	5.00%, 02/15/26 (c)	166,724
605,000	Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/28 (c)	793,306
100,000	Humble Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	115,488
210,000	Humble Independent School District, Series C (GO) 4.00%, 02/15/26 (c)	241,429
280,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO) 5.00%, 02/15/25 (c)	337,277
120,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/27 (c)	154,435
100,000	Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	121,057
	Lewisville Independent School District, Series A (GO)
100,000	4.00%, 08/15/25 (c)	117,702
400,000	4.00%, 08/15/25 (c)	469,500
	Lewisville Independent School District, Series B (GO)
550,000	5.00%, 08/15/25 (c)	672,853
145,000	5.00%, 08/15/25 (c)	177,956
195,000	5.00%, 08/15/25	241,515
400,000	Lone Star College System (GO) 5.00%, 02/15/26 (c)	490,336
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
320,000	5.00%, 05/15/26 (c)	388,240
275,000	5.00%, 05/15/26 (c)	340,761
	Lower Colorado River Authority, Series B (RB)
370,000	5.00%, 05/15/25 (c)	442,627
380,000	5.00%, 05/15/25 (c)	458,158
105,000	5.00%, 05/15/25 (c)	126,983
	Metropolitan Transit Authority of Harris County, Series A (RB)
150,000	5.00%, 11/01/25	184,947
90,000	5.00%, 11/01/26 (c)	115,702
	Montgomery Independent School District (GO)
500,000	4.00%, 02/15/25 (c)	574,530
100,000	5.00%, 02/15/25 (c)	120,256
470,000	5.00%, 02/15/25 (c)	564,033
	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB)
250,000	4.00%, 08/15/27 (c)	291,360
250,000	5.00%, 08/15/27 (c)	315,478
	North Harris County Regional Water Authority (RB)
250,000	5.00%, 12/15/26 (c)	314,880
205,000	5.00%, 12/15/26 (c)	259,364
245,000	5.00%, 12/15/26 (c)	310,496
	North Texas Municipal Water District, Water System (RB)
150,000	3.00%, 09/01/25 (c)	165,596
530,000	5.00%, 09/01/25 (c)	646,298
500,000	5.00%, 09/01/26 (c)	622,140
715,000	5.00%, 09/01/26 (c)	882,982
400,000	5.00%, 09/01/26 (c)	500,940
45,000	5.00%, 09/01/26 (c)	56,174
	North Texas Tollway Authority, First Tier, Series A (RB)
410,000	5.00%, 01/01/24 (c)	470,282
500,000	5.00%, 01/01/26 (c)	599,365
295,000	5.00%, 01/01/26 (c)	357,935
425,000	5.00%, 01/01/26 (c)	514,037
575,000	5.00%, 01/01/26 (c)	692,938
640,000	5.00%, 01/01/26 (c)	780,077
460,000	5.00%, 01/01/26 (c)	558,136
635,000	5.00%, 01/01/26 (c)	768,032
100,000	North Texas Tollway Authority, First Tier, Series B (RB) 4.00%, 01/01/25 (c)	110,469
	North Texas Tollway Authority, Second Tier, Series B (RB) (AGM)
450,000	4.00%, 01/01/27 (c)	511,551
185,000	5.00%, 01/01/26 (c)	224,934
875,000	5.00%, 01/01/26 (c)	1,056,029
880,000	Northside Independent School District (GO) 5.00%, 08/15/27 (c)	1,135,297
	Northwest Independent School District (GO)
315,000	5.00%, 02/15/25 (c)	382,363
105,000	5.00%, 02/15/25 (c)	126,741
	Northwest Independent School District, Series A (GO)
545,000	4.00%, 08/15/28 (c)	666,028
520,000	5.00%, 02/15/25 (c)	627,671
270,000	Permanent University Fund, Texas A&M University System, Series A (RB) 5.25%, 07/01/25 (c)	329,076
	Plano Independent School District, Series A (GO)
600,000	5.00%, 02/15/26 (c)	748,014
100,000	5.00%, 02/15/26 (c)	125,103
500,000	San Antonio Independent School District (GO) 4.00%, 08/15/28 (c)	611,820
	San Antonio Water System, Junior Lien, Series A (RB)
400,000	5.00%, 05/15/26 (c)	496,676
650,000	5.00%, 05/15/26 (c)	810,017
500,000	5.00%, 05/15/28 (c)	650,505
200,000	San Antonio Water System, Junior Lien, Series B (RB) 5.00%, 05/15/25 (c)	237,292
	Socorro Independent School District, Series B (GO)
225,000	4.00%, 08/15/27 (c)	270,873
780,000	5.00%, 08/15/27 (c)	1,007,752
800,000	5.00%, 08/15/27 (c)	1,029,496
	Spring Independent School District (GO)
45,000	5.00%, 08/15/25 (c)	54,777
400,000	5.00%, 08/15/25 (c)	489,348
15,000	State of Texas, Finance Authority (GO) 5.00%, 10/01/26	19,150
	State of Texas, Finance Authority, Series A (GO)
170,000	5.00%, 10/01/26	217,037
130,000	5.00%, 10/01/27 (c)	169,217
	State of Texas, Transportation Commission, Highway Improvement (GO)
70,000	5.00%, 04/01/26 (c)	86,367
125,000	5.00%, 04/01/26 (c)	155,009
	State of Texas, Transportation Commission, Highway Improvement, Series A (GO)
400,000	5.00%, 04/01/26 (c)	496,028
500,000	5.00%, 04/01/26 (c)	622,235
	State of Texas, Transportation Commission, Mobility Fund, Series A (GO)
180,000	5.00%, 10/01/24 (c)	215,843
150,000	5.00%, 10/01/25 (c)	184,911
915,000	5.00%, 10/01/25 (c)	1,125,853
150,000	5.00%, 10/01/27 (c)	192,125
	State of Texas, Transportation Commission, Mobility Fund, Series B (GO)
240,000	5.00%, 10/01/27 (c)	307,399
465,000	5.00%, 10/01/27 (c)	598,553
105,000	State of Texas, Water Infrastructure Fund, Series B-1 (GO) 5.00%, 08/01/21 (c)	110,034
	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB)
80,000	5.00%, 05/15/26 (c)	97,374
855,000	5.00%, 05/15/26 (c)	1,044,092
140,000	Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series A (RB) 5.00%, 07/01/28	179,225
	Tarrant Regional Water Control and Improvement District (RB)
260,000	5.00%, 03/01/25 (c)	313,134
440,000	5.00%, 03/01/25 (c)	530,583
	Texas A&M University, Series D (RB)
10,000	4.00%, 05/15/26 (c)	11,858
110,000	4.00%, 05/15/26 (c)	132,025
295,000	5.00%, 05/15/26	372,594
100,000	Texas A&M University, Series E (RB) 5.00%, 05/15/27 (c)	129,375
545,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	693,136
	Texas State University System, Board of Regents, Series A (RB) (FHA)
650,000	4.00%, 03/15/29 (c)	788,976
160,000	5.00%, 03/15/25 (c)	192,926
100,000	5.00%, 03/15/27 (c)	127,251
125,000	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	141,148
995,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 10/01/26	1,265,451
	Texas Water Development Board (RB)
125,000	5.00%, 04/15/26	157,244
600,000	5.00%, 10/15/26 (c)	766,068
370,000	5.00%, 10/15/26 (c)	474,754
1,000,000	5.00%, 08/01/27 (c)	1,297,400
	Texas Water Development Board, Series A (RB)
45,000	4.00%, 10/15/25 (c)	52,199
400,000	4.00%, 10/15/27 (c)	483,552
180,000	4.00%, 04/15/28 (c)	218,147
600,000	4.00%, 04/15/28 (c)	732,222
125,000	5.00%, 10/15/25 (c)	153,626
1,040,000	5.00%, 10/15/25 (c)	1,290,234
165,000	5.00%, 10/15/25 (c)	204,412
250,000	5.00%, 10/15/27 (c)	326,930
200,000	5.00%, 10/15/27 (c)	259,634
	Texas Water Development Board, Series B (RB)
120,000	4.00%, 10/15/28 (c)	146,579
1,000,000	4.00%, 10/15/28 (c)	1,229,900
1,000,000	5.00%, 10/15/28 (c)	1,327,160
	Trinity River Authority, Regional Wastewater System (RB)
180,000	5.00%, 08/01/26	226,339
285,000	5.00%, 08/01/27 (c)	361,810
670,000	5.00%, 08/01/27 (c)	863,442
	University of North Texas, Series A (RB)
140,000	5.00%, 04/15/27 (c)	175,106
75,000	5.00%, 04/15/27 (c)	95,101
165,000	5.00%, 04/15/27 (c)	209,913
155,000	University of Texas, Series B (RB) 5.00%, 08/15/26	197,651
135,000	University of Texas, Series D (RB) 5.00%, 08/15/26	172,148
200,000	University of Texas, Series J (RB) 5.00%, 08/15/26	255,034
	Via Metropolitan Transit Authority, Sales Tax (RB)
645,000	5.00%, 01/15/27 (c)	814,616
135,000	5.00%, 01/15/27 (c)	171,068
		152,402,855
Utah: 0.4%
395,000	Central Utah Water Conservancy District (RB) 4.00%, 10/01/27 (c)	472,993
	State of Utah (GO)
1,140,000	5.00%, 01/01/27 (c)	1,472,036
250,000	5.00%, 01/01/29 (c)	333,468
365,000	University of Utah, Series A (RB) 5.00%, 08/01/27 (c)	466,214
1,000,000	University of Utah, Series B-1 (RB) 5.00%, 08/01/26	1,270,250
	Utah Transit Authority, Subordinated Sales Tax (RB)
130,000	0.00%, 06/15/26 (c) ^	95,139
865,000	3.00%, 06/15/26 (c)	946,647
850,000	4.00%, 06/15/26 (c)	979,863
255,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/25 (c)	314,216
		6,350,826
Vermont: 0.1%
1,100,000	Vermont Educational and Health Buildings Financing Agency, Series A (RB) 5.00%, 06/01/26 (c)	1,310,716
Virginia: 2.1%
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	829,302
1,520,000	City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/26 (c)	1,885,682
520,000	Commonwealth of Virginia, Series B (GO) (SAW) 5.00%, 06/01/25 (c)	636,438
	County of Arlington (GO)
1,990,000	4.00%, 06/15/29 (c)	2,481,689
1,130,000	5.00%, 08/15/27 (c)	1,480,300
	County of Fairfax, Public Improvement, Series A (GO) (SAW)
260,000	5.00%, 10/01/26	333,398
750,000	5.00%, 04/01/28 (c)	994,357
1,755,000	5.00%, 04/01/29 (c)	2,383,518
155,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/26 (c)	189,567
165,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 5.00%, 05/15/26	204,668
550,000	Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	677,809
260,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	333,577
1,500,000	Loudoun County Economic Development Authority, Series A (RB) 3.00%, 12/01/29 (c)	1,679,190
	Virginia Beach Development Authority, Series A (RB) (AGM)
1,000,000	3.00%, 04/15/30 (c)	1,125,710
1,000,000	3.00%, 04/15/30 (c)	1,131,860
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
110,000	5.00%, 02/01/26 (c)	137,523
130,000	5.00%, 02/01/26	162,769
110,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	121,349
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
145,000	5.00%, 02/01/26	181,550
125,000	5.00%, 02/01/27	161,270
450,000	5.00%, 02/01/28 (c)	588,271
880,000	5.00%, 02/01/28 (c)	1,156,021
120,000	5.00%, 02/01/28 (c)	158,323
250,000	Virginia College Building Authority, Educational Facilities, Century College & Equipment Program, Series B (RB) 5.00%, 02/01/28	332,085
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
775,000	3.00%, 09/01/27 (c)	861,172
1,040,000	5.00%, 09/01/26 (c)	1,316,567
1,000,000	5.00%, 09/01/26 (c)	1,263,880
	Virginia Commonwealth Transportation Board (RB)
100,000	5.00%, 05/15/26 (c)	124,811
510,000	5.00%, 09/15/26 (c)	643,906
20,000	5.00%, 09/15/26 (c)	25,155
400,000	5.00%, 05/15/27 (c)	517,404
	Virginia Commonwealth Transportation Board, Series A
180,000	4.00%, 11/15/27 (c)	214,268
250,000	5.00%, 05/15/27	325,638
120,000	5.00%, 11/15/27 (c)	155,742
800,000	5.00%, 11/15/27 (c)	1,032,416
	Virginia Public Building Authority, Series A (RB)
695,000	3.00%, 08/01/26 (c)	771,276
400,000	3.00%, 08/01/28 (c)	455,384
1,050,000	3.13%, 08/01/28 (c)	1,202,523
250,000	4.00%, 08/01/27 (c)	301,293
325,000	5.00%, 08/01/26	413,049
485,000	5.00%, 08/01/26	616,396
700,000	5.00%, 08/01/28 (c)	926,590
1,000,000	5.00%, 08/01/30 (c)	1,369,490
15,000	Virginia Public Building Authority, Series B (RB) 5.00%, 08/01/26	19,064
	Virginia Public School Authority (RB) (SAW)
750,000	5.00%, 08/01/26 (c)	954,210
30,000	5.00%, 08/01/26 (c)	38,128
30,000	5.00%, 08/01/26	38,128
575,000	5.00%, 08/01/26 (c)	732,734
365,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/25 (c)	448,837
560,000	Virginia Resources Authority, Series C (RB) 4.00%, 11/01/26 (c)	660,430
		34,794,717
Washington: 3.7%
600,000	Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	694,590
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
830,000	5.00%, 11/01/25 (c)	999,021
815,000	5.00%, 11/01/25 (c)	990,266
590,000	5.00%, 11/01/25 (c)	719,936
110,000	5.00%, 11/01/25 (c)	134,416
110,000	5.00%, 11/01/26 (c)	139,547
	City of Seattle, Drainage and Wastewater System (RB)
640,000	4.00%, 04/01/26 (c)	741,395
500,000	4.00%, 07/01/27 (c)	595,850
915,000	City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	1,094,980
135,000	City of Seattle, Municipal Light and Power Improvement, Series B (RB) 5.00%, 04/01/26 (c)	168,515
	City of Seattle, Water System Improvement (RB)
115,000	4.00%, 02/01/27 (c)	138,000
400,000	5.00%, 05/01/25 (c)	483,976
20,000	5.00%, 08/01/26	25,391
500,000	5.00%, 02/01/27 (c)	635,010
750,000	County of King (GO) 5.00%, 01/01/29 (c)	985,005
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
235,000	5.00%, 07/01/25 (c)	285,234
185,000	5.00%, 07/01/26 (c)	232,823
400,000	5.00%, 07/01/27 (c)	507,976
125,000	5.00%, 07/01/28 (c)	164,099
1,000,000	5.00%, 07/01/29 (c)	1,324,430
1,000,000	5.00%, 07/01/30 (c)	1,357,690
715,000	Energy Northwest, Colombia Generating Station Electric, Series C (RB) 5.00%, 07/01/25 (c)	861,296
	Energy Northwest, Project 1 Electric, Series A (RB)
340,000	5.00%, 07/01/25 (c)	414,892
655,000	5.00%, 07/01/27 (c)	850,996
	Energy Northwest, Project 3 Electric, Series A (RB)
105,000	5.00%, 07/01/25	129,047
130,000	5.00%, 07/01/25 (c)	158,990
370,000	5.00%, 07/01/26	469,097
130,000	5.00%, 07/01/26 (c)	164,037
270,000	Energy Northwest, Project 3 Electric, Series C (RB) 5.00%, 07/01/28	361,730
760,000	FYI Properties (RB) 5.00%, 06/01/27	953,450
	Grant and Douglas Counties School District No. 144-101 (GO) (SBG)
125,000	4.00%, 06/01/26 (c)	142,851
520,000	4.00%, 06/01/26 (c)	601,988
880,000	King County School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	1,056,352
	King County School District No. 401 (GO) (SBG)
690,000	3.13%, 12/01/26 (c)	760,573
700,000	5.00%, 12/01/26 (c)	887,663
	King County School District No. 405 (GO) (SBG)
515,000	5.00%, 12/01/26 (c)	653,066
360,000	5.00%, 12/01/26	461,653
635,000	King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	744,880
835,000	King County School District No. 414 (GO) (SBG) 5.00%, 06/01/27 (c)	1,064,926
840,000	King County, Washington Limited Tax (GO) 4.00%, 07/01/27 (c)	1,021,759
570,000	King County, Washington Limited Tax, Series A (GO) 5.00%, 01/01/25 (c)	682,398
	King County, Washington Limited Tax, Series E (GO)
460,000	4.00%, 12/01/25 (c)	527,767
500,000	5.00%, 12/01/25 (c)	619,825
445,000	King County, Washington Sewer Revenue, Series B (RB) 5.00%, 07/01/24 (c)	526,479
	Kitsap County School District No. 401 (GO) (SBG)
250,000	4.00%, 06/01/26 (c)	289,413
15,000	4.00%, 06/01/26 (c)	17,755
345,000	Klickitat County Public Utility District No. 1 (RB) 5.00%, 06/01/25 (c)	409,670
845,000	Pasco School District No. 1, Franklin County (GO) (SBG) 5.00%, 12/01/27 (c)	1,096,413
	Pierce County School District No. 10 (GO) (SBG)
560,000	5.00%, 12/01/25 (c)	699,944
25,000	5.00%, 12/01/25 (c)	31,248
	Pierce County School District No. 403 (GO) (SBG)
200,000	5.00%, 06/01/29 (c)	262,778
500,000	5.00%, 06/01/29 (c)	669,630
175,000	Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	204,201
	Port of Seattle, Intermediate Lien (RB)
30,000	5.00%, 02/01/26 (c)	35,445
130,000	5.00%, 02/01/26 (c)	155,412
	Port of Tacoma, Series A (GO)
110,000	5.00%, 12/01/26 (c)	139,022
500,000	5.00%, 12/01/26 (c)	635,110
	Puyallup School District No. 3 (GO) (SBG)
565,000	5.00%, 06/01/27 (c)	712,019
100,000	5.00%, 06/01/27 (c)	128,159
735,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	908,952
125,000	State of Washington, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 01/01/26 (c)	152,726
825,000	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	1,031,877
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
135,000	5.00%, 08/01/26 (c)	169,483
835,000	5.00%, 08/01/26 (c)	1,052,760
720,000	State of Washington, Motor Vehicle Fuel Tax, Series R-C (GO) 5.00%, 01/01/26 (c)	876,298
520,000	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO) 5.00%, 01/01/25 (c)	624,302
545,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	650,888
	State of Washington, Series A (GO)
115,000	5.00%, 08/01/26 (c)	141,936
755,000	5.00%, 08/01/26 (c)	935,815
150,000	State of Washington, Series B (GO) 5.00%, 01/01/26 (c)	184,703
	State of Washington, Series C (GO)
175,000	5.00%, 02/01/25 (c)	211,134
500,000	5.00%, 02/01/26 (c)	620,495
1,545,000	5.00%, 08/01/27	2,022,142
880,000	5.00%, 08/01/27 (c)	1,127,245
170,000	5.00%, 02/01/28 (c)	223,322
	State of Washington, Series D (GO)
100,000	5.00%, 02/01/27 (c)	126,079
110,000	5.00%, 02/01/27	141,918
880,000	5.00%, 08/01/27 (c)	1,133,660
	State of Washington, Various Purpose, Series A (GO)
580,000	5.00%, 08/01/26 (c)	731,258
245,000	5.00%, 08/01/26 (c)	307,580
495,000	5.00%, 08/01/26 (c)	619,126
200,000	5.00%, 08/01/26 (c)	251,086
500,000	5.00%, 08/01/27 (c)	640,480
500,000	5.00%, 08/01/27 (c)	637,350
730,000	State of Washington, Various Purpose, Series A-1 (GO) 5.00%, 08/01/25 (c)	883,176
20,000	State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/26 (c)	24,869
25,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/26 (c)	30,987
	State of Washington, Various Purpose, Series R-B (GO)
20,000	5.00%, 01/01/26 (c)	24,436
370,000	5.00%, 01/01/26 (c)	454,053
105,000	5.00%, 01/01/26 (c)	130,049
145,000	5.00%, 08/01/26 (c)	183,206
	State of Washington, Various Purpose, Series R-C (GO)
360,000	5.00%, 01/01/25 (c)	431,687
645,000	5.00%, 01/01/25 (c)	774,690
880,000	5.00%, 08/01/27 (c)	1,121,736
420,000	5.00%, 08/01/27 (c)	541,065
1,000,000	5.00%, 08/01/27 (c)	1,300,150
	State of Washington, Various Purpose, Series R-E (GO)
630,000	5.00%, 01/01/25 (c)	749,977
250,000	5.00%, 01/01/25 (c)	295,455
720,000	5.00%, 01/01/25 (c)	866,520
550,000	5.00%, 01/01/25 (c)	658,190
220,000	Tacoma School District No. 10 (GO) (SBG) 5.00%, 12/01/25 (c)	274,978
600,000	Washington Health Care Facilities Authority, Multicare Health System, Series B, (RB) 5.00%, 08/15/25 (c)	720,060
	Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) (ACA)
195,000	5.00%, 10/01/25	236,605
225,000	5.00%, 10/01/28 (c)	285,950
250,000	5.00%, 10/01/28 (c)	324,163
130,000	5.00%, 10/01/28	170,170
760,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	857,713
	Washington State Convention Center Public Facilities District (RB)
790,000	5.00%, 07/01/28 (c)	879,325
520,000	5.00%, 07/01/28 (c)	580,190
	Washington State University
325,000	5.00%, 04/01/25 (c)	382,015
405,000	5.00%, 04/01/25 (c)	479,897
430,000	5.00%, 04/01/25 (c)	512,655
		61,716,666
West Virginia: 0.2%
270,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/27 (c)	345,824
500,000	State of West Virginia, Series A (GO) 5.00%, 06/01/29 (c)	660,500
200,000	State of West Virginia, Series B (GO) 5.00%, 06/01/28 (c)	262,410
	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB)
1,055,000	3.00%, 06/01/26 (c)	1,116,496
240,000	4.00%, 06/01/26 (c)	265,870
240,000	5.00%, 06/01/26 (c)	287,251
		2,938,351
Wisconsin: 1.5%
155,000	City of Milwaukee, Series N2 (GO) 4.00%, 03/01/26	184,321
	City of Milwaukee, Series N4 (GO)
200,000	5.00%, 04/01/26	247,888
100,000	5.00%, 04/01/27	127,386
350,000	Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/27 (c)	385,473
	Public Finance Authority, KU Campus Development Corp.- Central District Development Project (RB)
165,000	5.00%, 03/01/26 (c)	196,675
180,000	5.00%, 03/01/26 (c)	215,359
390,000	5.00%, 03/01/26 (c)	468,191
1,290,000	Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	1,445,935
	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB)
375,000	3.00%, 06/01/26 (c)	395,895
560,000	5.00%, 06/01/25 (c)	650,423
	State of Wisconsin, Environmental Improvement Fund, Series A (RB)
185,000	5.00%, 06/01/25 (c)	223,854
100,000	5.00%, 06/01/25 (c)	120,843
220,000	5.00%, 06/01/25 (c)	267,375
185,000	5.00%, 06/01/25 (c)	226,027
150,000	5.00%, 06/01/25 (c)	183,024
	State of Wisconsin, General Fund Annual Appropriation, Series B (RB)
10,000	5.00%, 05/01/26 (c)	12,347
20,000	5.00%, 05/01/26 (c)	24,782
	State of Wisconsin, Series 1 (GO)
15,000	5.00%, 05/01/25 (c)	18,291
460,000	5.00%, 05/01/27 (c)	590,994
250,000	5.00%, 05/01/27 (c)	324,155
405,000	5.00%, 05/01/27 (c)	528,723
	State of Wisconsin, Series 2 (GO)
510,000	5.00%, 05/01/26 (c)	645,395
150,000	5.00%, 05/01/26 (c)	188,558
635,000	5.00%, 11/01/26	816,343
315,000	5.00%, 11/01/26	404,958
500,000	5.00%, 05/01/27 (c)	652,745
	State of Wisconsin, Series 3 (GO)
145,000	5.00%, 11/01/22 (c)	160,733
500,000	5.00%, 05/01/27 (c)	639,005
450,000	5.00%, 05/01/27 (c)	578,146
295,000	5.00%, 05/01/27 (c)	383,931
	State of Wisconsin, Series A (GO)
100,000	4.00%, 05/01/26 (c)	117,344
930,000	5.00%, 05/01/25 (c)	1,116,056
250,000	5.00%, 05/01/25 (c)	300,923
890,000	5.00%, 05/01/25 (c)	1,067,591
160,000	5.00%, 05/01/26	200,302
400,000	5.00%, 05/01/28	537,696
210,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/25 (c)	252,775
500,000	State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	564,315
500,000	Sun Prairie Area School District (GO) 4.00%, 03/01/25 (c)	571,685
	Wisconsin Department of Transportation, Series 1 (RB)
565,000	5.00%, 07/01/24 (c)	660,033
500,000	5.00%, 07/01/26	635,920
	Wisconsin Department of Transportation, Series 2 (RB)
480,000	5.00%, 07/01/27 (c)	611,731
115,000	5.00%, 07/01/27 (c)	148,050
	Wisconsin Department of Transportation, Series A (RB)
940,000	5.00%, 07/01/24 (c)	1,103,692
510,000	5.00%, 07/01/24 (c)	601,198
140,000	5.00%, 07/01/24 (c)	165,095
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,149,590
1,500,000	4.00%, 05/15/26 (c)	1,710,165
290,000	5.00%, 05/15/26 (c)	357,480
35,000	5.00%, 05/15/26 (c)	43,027
100,000	5.00%, 05/15/26 (c)	122,535
500,000	Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	587,750
125,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 5.00%, 04/01/27 (c)	152,168
795,000	Wisconsin Health and Educational Facilities Authority, Home Ownership, Series B (RB) 3.15%, 09/01/25 (c)	819,804
155,000	Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/24 (c)	179,916
		25,084,616
Wyoming: 0.1%
1,000,000	County of Sweetwater, Idaho Power Company Project (RB) 1.70%, 07/15/26	1,042,550
Total Municipal Bonds: 98.9% (Cost: $1,533,520,443)		1,647,118,827
Other assets less liabilities: 1.1%		17,837,519
NET ASSETS: 100.0%		$1,664,956,346

Definitions:
ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	7.0%	$115,094,331
Health Care	8.4	138,266,957
Housing	1.5	25,183,380
Industrial Revenue	0.7	12,255,858
Leasing	6.3	102,906,850
Local	18.1	298,675,274
Power	4.9	81,488,847
Solid Waste/Resource Recovery	0.1	1,151,688
Special Tax	10.5	173,222,836
State	19.5	320,834,874
Tobacco	1.5	23,892,338
Transportation	12.2	201,597,094
Water & Sewer	9.3	152,548,500
	100.0%	$1,647,118,827

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 99.1%
Alabama: 1.8%
$260,000	Infirmary Health System, Special Care Facilities Financing Authority of Mobile, Series A (RB) 4.00%, 02/01/26 (c)	$272,943
1,485,000	Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/46	2,171,575
105,000	State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	136,301
210,000	Tuscaloosa City Board of Education (RB) 4.00%, 08/01/26 (c)	236,013
220,000	UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/26 (c)	260,454
280,000	UAB Medicine Finance Authority, Series B2 (RB) 4.00%, 03/01/27 (c)	312,690
260,000	Water Works Board of the City of Birmingham, Series B (RB) 5.00%, 01/01/27 (c)	314,683
		3,704,659
Arizona: 1.0%
1,000,000	City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series A (RB) 5.00%, 07/01/29 (c)	1,227,200
215,000	City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series D (RB) 4.00%, 07/01/27 (c)	241,647
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
350,000	4.00%, 01/01/27 (c)	394,418
270,000	5.00%, 01/01/27 (c)	323,193
		2,186,458
Arkansas: 0.1%
110,000	City of Rogers, Sales and Use Tax, Series B (RB) 3.25%, 11/01/26 (c)	117,087
California: 15.5%
300,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series E (RB) 5.00%, 05/01/28 (c)	366,471
500,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series F (RB) 5.00%, 05/01/29 (c)	624,295
315,000	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM) 4.00%, 10/01/26 (c)	346,179
230,000	Anaheim Elementary School District (GO) 3.00%, 08/01/26 (c)	243,621
315,000	Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	167,278
250,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	259,310
1,350,000	California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/30 (c)	1,519,141
750,000	California Health Facilities Financing Authority, City of Hope (RB) 5.00%, 11/15/26 (c)	889,710
	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB)
1,070,000	3.00%, 10/01/26 (c)	1,119,594
680,000	3.00%, 10/01/26 (c)	717,420
	California Health Facilities Financing Authority, Series A (RB)
350,000	4.00%, 03/01/26 (c)	388,888
230,000	4.00%, 11/15/27 (c)	259,481
250,000	5.00%, 11/15/25 (c)	295,402
	California Health Facilities Financing Authority, Series B (RB)
300,000	4.00%, 11/15/26 (c)	341,886
155,000	4.00%, 11/15/26 (c)	174,105
215,000	California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group, Series A (RB) 4.00%, 11/01/23 (c)	228,180
160,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	170,136
200,000	California Municipal Finance Authority, Orange County Civic Center Infrastructure Improvement Program - Phase I, Series A (RB) 4.00%, 06/01/27 (c)	222,596
350,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	394,152
455,000	California State Educational Facilities Authority, Stanford University, Series V-1 (RB) (SAW) 5.00%, 05/01/49	786,954
250,000	California State University, Series A (RB) 4.00%, 05/01/26 (c)	282,410
330,000	California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 5.00%, 03/01/28 (c)	397,063
	California Statewide Communities Development Authority, John Muir Health, Series A (RB)
150,000	4.00%, 08/15/26 (c)	164,789
385,000	4.00%, 08/15/26 (c)	427,415
20,000	4.00%, 08/15/26 (c)	22,370
200,000	California Statewide Communities Development Authority, Marin General Hospital, Series A (RB) 4.00%, 08/01/23 (c)	210,240
455,000	Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	515,228
970,000	City of San Jose, Disaster Preparedness, Public Safety and Infrastructure, Series A-1 (GO) (AGM) 5.00%, 03/01/29 (c)	1,279,197
195,000	Cupertino Union School District, Series C (GO) 4.00%, 08/01/26 (c)	222,618
300,000	Department of Veterans Affairs of the State of California, Home Purchase Program, Series B (RB) 3.38%, 06/01/26 (c)	323,100
390,000	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	471,619
170,000	Elk Grove Unified School District (CP) 3.13%, 02/01/26 (c)	180,795
300,000	Fairfield-Suisun Unified School District (GO) 2.75%, 08/01/26 (c)	311,523
130,000	Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	149,650
105,000	Grossmont Union High School District, Series B (GO) 3.00%, 08/01/26 (c)	111,319
185,000	Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	212,306
105,000	Imperial Irrigation District, Electric System, Series B-2 (RB) 5.00%, 11/01/26 (c)	129,581
140,000	Irvine Unified School District Community Facilities District No. 09-1, Series A (ST) 4.00%, 09/01/29 (c)	163,044
185,000	Kaweah Delta Health Care District, Series B (RB) 5.00%, 06/01/25 (c)	210,560
	Livermore Valley Joint Unified School District (GO)
215,000	3.00%, 08/01/26 (c)	227,107
250,000	4.00%, 08/01/26 (c)	284,777
440,000	Los Angeles County Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 07/01/28 (c)	558,131
	Los Angeles Department of Water and Power, Series A (RB)
105,000	5.00%, 01/01/26 (c)	127,299
340,000	5.00%, 01/01/26 (c)	412,005
300,000	5.00%, 01/01/26 (c)	360,378
500,000	5.00%, 01/01/27 (c)	616,800
540,000	5.00%, 01/01/27 (c)	676,469
250,000	5.00%, 01/01/28 (c)	316,242
275,000	Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/27 (c)	344,366
	Los Angeles Unified School District, Series A (GO)
200,000	4.00%, 07/01/25 (c)	224,122
335,000	5.00%, 07/01/25 (c)	397,142
200,000	Marin Healthcare District, Series A (GO) 4.00%, 08/01/25 (c)	224,286
	Metropolitan Water District of Southern California, Series A (RB)
345,000	5.00%, 07/01/25 (c)	414,300
500,000	5.00%, 01/01/29 (c)	658,435
530,000	Miracosta Community College District, Series A (GO) 4.00%, 08/01/27 (c)	619,989
100,000	Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	110,537
110,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	127,769
380,000	Oxnard School District, Series A (GO) 4.00%, 08/01/27 (c)	434,743
110,000	Peralta Community College District, Series D (GO) 4.00%, 08/01/25 (c)	123,599
250,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 4.00%, 10/01/25 (c)	283,557
265,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	315,570
570,000	Riverside County, Perris Union High School District, Series A (GO) (AGM) 4.00%, 09/01/29 (c)	670,890
750,000	San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	943,095
250,000	San Diego Unified School District, Series G (GO) 4.00%, 07/01/25 (c)	279,727
	San Diego Unified School District, Series I
380,000	0.00%, 07/01/25 (c) ^	195,343
240,000	3.13%, 07/01/27 (c)	260,304
595,000	4.00%, 07/01/27 (c)	683,494
230,000	San Francisco Bay Area Rapid Transit District, Series E (GO) 4.00%, 08/01/27 (c)	273,031
150,000	San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	167,991
1,000,000	Santa Ana Unified School District, Series A (GO) 4.00%, 08/01/28 (c)	1,173,620
250,000	Santa Monica Community College District, Series A (GO) 5.00%, 08/01/28 (c)	317,455
110,000	State of California (GO) 4.00%, 10/01/29 (c)	134,917
	State of California, Various Purpose (GO)
500,000	3.00%, 10/01/29 (c)	541,930
105,000	4.00%, 09/01/26 (c)	120,522
770,000	5.00%, 09/01/26 (c)	934,249
515,000	5.00%, 11/01/27 (c)	643,776
935,000	5.00%, 10/01/28 (c)	1,191,667
240,000	Victor Valley Community College District (GO) 4.00%, 08/01/26 (c)	273,012
235,000	West Hollywood Public Financing Authority (RB) 4.00%, 04/01/26 (c)	263,059
250,000	West Valley-Mission Community College District, Series A (GO) 4.00%, 08/01/29 (c)	302,282
		32,527,613
Colorado: 2.6%
550,000	Board of Governors of Colorado State University System (RB) 4.00%, 03/01/28 (c)	631,350
230,000	City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	268,789
285,000	City and County of Denver, Series A (CP) 4.00%, 06/01/26 (c)	300,612
120,000	City of Colorado Springs, Utilities System, Series A (RB) 4.00%, 11/15/25 (c)	133,710
750,000	City of Loveland, Electric and Communications Enterprise, Series A (RB) 5.00%, 12/01/28 (c)	943,770
155,000	Colorado Educational and Cultural Facilities Authority, University of Denver Project, Series A (RB) 5.00%, 03/01/27 (c)	184,518
320,000	Colorado Health Facilities Authority, Adventist Health System Series A (RB) 4.00%, 05/15/28 (c)	359,600
280,000	Colorado Health Facilities Authority, Children Hospital, Series A (RB) 5.00%, 06/01/26 (c)	325,312
500,000	Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) 3.25%, 08/01/29 (c)	506,960
500,000	Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/29 (c)	618,310
225,000	Colorado Health Facilities Authority, Vail Valley Center Project (RB) 4.00%, 01/15/26 (c)	244,634
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	269,090
250,000	5.00%, 12/31/24 (c)	270,270
160,000	Denver Health and Hospital Authority, Series A (RB) 4.00%, 12/01/29 (c)	173,037
230,000	University of Colorado, Series A-2 (RB) 4.00%, 06/01/28 (c)	270,931
		5,500,893
Connecticut: 0.7%
100,000	Connecticut Housing Finance Authority, Series A-1 (RB) 3.50%, 05/15/25 (c)	106,987
225,000	Connecticut Housing Finance Authority, Series B-1 (RB) 4.00%, 05/15/27 (c)	249,989
15,000	Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	15,795
230,000	Connecticut State Health and Educational Facilities Authority, Quinnipiac University, Series L (RB) 4.13%, 07/01/25 (c)	248,090
250,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 06/01/26 (c)	293,790
	University of Connecticut, Series A (RB)
250,000	4.00%, 11/01/28 (c)	287,837
275,000	4.00%, 11/01/28 (c)	317,463
		1,519,951
Delaware: 0.1%
150,000	County of New Castle (GO) 4.00%, 04/01/27 (c)	171,270
115,000	Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/27 (c)	126,305
		297,575
District of Columbia: 2.0%
	District of Columbia, Children’s Hospital Obligated Group (RB)
375,000	4.00%, 01/15/26 (c)	412,571
250,000	5.00%, 01/15/26 (c)	286,120
	District of Columbia, Series A (RB)
575,000	2.63%, 03/01/30 (c)	595,470
275,000	3.00%, 03/01/30 (c)	302,833
100,000	4.00%, 04/15/29 (c)	120,655
1,000,000	4.00%, 04/15/29 (c)	1,188,750
750,000	District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien, Series B (RB) 5.00%, 04/01/28 (c)	953,317
	District of Columbia, Water and Sewer Authority, Public Utility, Subordinated Lien, Series A (RB)
230,000	3.25%, 04/01/26 (c)	246,986
100,000	5.00%, 04/01/26 (c)	121,832
		4,228,534
Florida: 4.4%
345,000	Central Florida Expressway Authority (RB) 4.00%, 07/01/27 (c)	387,042
250,000	City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	312,227
250,000	City of Miami Beach, Series A (RB) 4.00%, 09/01/25 (c)	262,610
	City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA)
180,000	3.00%, 07/01/26 (c)	193,459
200,000	3.25%, 07/01/26 (c)	215,494
255,000	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB) 4.00%, 12/01/25 (c)	271,963
345,000	City of Tampa, Baycare Health System, Series A (RB) 4.00%, 05/15/26 (c)	384,451
900,000	Collier County Water and Sewer District (RB) 3.00%, 07/01/29 (c)	992,664
1,000,000	County of Broward, Port Facilities, Series A (RB) 5.00%, 09/01/29 (c)	1,187,320
	County of Miami-Dade, Educational Facilities Authority, Series A (RB)
240,000	4.00%, 04/01/25 (c)	255,487
465,000	5.00%, 04/01/25 (c)	520,749
210,000	County of Miami-Dade, Water and Sewer System, Series A (RB) 4.00%, 10/01/27 (c)	240,727
	County of Miami-Dade, Water and Sewer System, Series B (RB)
310,000	3.00%, 10/01/29 (c)	338,988
140,000	3.13%, 10/01/27 (c)	154,977
360,000	4.00%, 10/01/27 (c)	420,710
100,000	Florida Housing Finance Corp., Series 1 (RB) 3.20%, 07/01/28 (c)	107,813
125,000	Greater Orlando Aviation Authority, Airport Facilities, Series B (RB) 5.00%, 10/01/26 (c)	148,269
260,000	Halifax Hospital Medical Center (RB) 3.75%, 06/01/26 (c)	279,373
135,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (AGM) (TA) 5.00%, 02/01/24 (c)	155,007
160,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (AGM) (TA) 5.00%, 02/01/24 (c)	182,699
265,000	Orange County Health Facilities Authority, Orlando Hospital, Series B (RB) 4.00%, 10/01/26 (c)	290,178
330,000	Palm Beach County Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 11/15/26 (c)	302,369
355,000	Palm Beach County, Public Improvement, Professional Sports Franchise Facility Project, Series D (RB) 5.00%, 12/01/25 (c)	426,373
300,000	School District of Broward County (GO) 5.00%, 07/01/28 (c)	380,946
145,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) (AGM) 3.00%, 06/01/29 (c)	162,612
500,000	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO) 3.00%, 06/01/29 (c)	559,165
		9,133,672
Georgia: 2.9%
260,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	291,426
	County of Fulton, Georgia Water & Sewerage, Series A (RB)
500,000	2.25%, 01/01/30 (c)	507,635
1,400,000	2.38%, 01/01/30 (c)	1,428,770
150,000	County of Paulding, Water and Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	158,160
90,000	Dahlonega Downtown Development Authority (RB) 3.13%, 07/01/23 (c)	92,987
185,000	Dalton-Whitfield County Joint Development Authority (RB) 4.00%, 02/15/28 (c)	207,296
270,000	Development Authority of Rockdale County, Piedmont Healthcare, Inc. Project, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	306,744
115,000	Forsyth County School District (GO) 5.00%, 02/01/28 (c)	147,348
165,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB) (AGM) (SAW) 3.35%, 06/01/28 (c)	181,987
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B (RB)
150,000	3.55%, 12/01/26 (c)	161,910
345,000	4.05%, 12/01/27 (c)	371,627
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
115,000	3.35%, 12/01/25 (c)	122,809
230,000	3.35%, 12/01/25 (c)	245,617
335,000	Gwinnett County School District (GO) (SAW) 5.00%, 02/01/29 (c)	438,689
1,000,000	Metropolitan Atlanta Rapid Transit Authority, Series A (RB) 3.00%, 07/01/30 (c)	1,078,420
165,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	184,973
150,000	Private Colleges & Universities Authority, Series B (RB) 3.00%, 10/01/24 (c)	155,327
		6,081,725
Hawaii: 0.8%
	City and County of Honolulu, Series C (GO)
750,000	4.00%, 08/01/29 (c)	892,095
200,000	5.00%, 08/01/29 (c)	259,874
500,000	City and County of Honolulu, Wastewater System, Series A (RB) (FHA) 4.00%, 07/01/29 (c)	590,615
		1,742,584
Illinois: 4.2%
100,000	Chicago Board of Education (ST) 6.00%, 04/01/27 (c)	115,962
250,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/26 (c)	283,072
890,000	Chicago O’Hare International Airport, Series B (RB) (AGM) 4.00%, 01/01/29 (c)	993,756
150,000	Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/27 (c)	176,787
	Chicago O’Hare International Airport, Series D (RB)
150,000	5.00%, 01/01/27 (c)	174,519
265,000	5.00%, 01/01/27 (c)	309,417
250,000	Chicago O’Hare International Airport, Series F (RB) 5.00%, 01/01/27 (c)	290,865
220,000	Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	253,451
510,000	City of Chicago, O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/25 (c)	573,449
	City of Chicago, Series A (GO)
1,000,000	5.00%, 01/01/29 (c)	1,099,670
350,000	6.00%, 01/01/27 (c)	406,364
	County of Cook, Sales Tax (RB)
150,000	4.00%, 11/15/27 (c)	167,181
160,000	4.00%, 11/15/27 (c)	177,512
200,000	Illinois Finance Authority, Advocate Health & Hospital Corp. (RB) 4.13%, 05/01/25 (c)	216,726
655,000	Illinois Finance Authority, DePaul University, Series A (RB) 3.00%, 10/01/26 (c)	669,122
300,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 4.13%, 11/15/25 (c)	328,116
170,000	Illinois Finance Authority, Presence Network, Series C (RB) 4.00%, 02/15/27 (c)	190,934
	Illinois Finance Authority, University of Chicago, Series A (RB)
165,000	5.00%, 10/01/25 (c)	194,142
250,000	5.00%, 08/15/27 (c)	253,098
300,000	5.00%, 08/15/27 (c)	304,254
370,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/26 (c)	433,647
165,000	Northern Illinois Municipal Power Agency, Series A (RB) 4.00%, 12/01/26 (c)	182,351
	State of Illinois, Series A (GO)
630,000	5.00%, 05/01/28 (c)	697,120
250,000	5.00%, 05/01/28 (c)	277,330
		8,768,845
Indiana: 0.1%
190,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 07/01/26 (c)	225,673
Iowa: 0.3%
	Iowa Higher Education Loan Authority (RB)
300,000	5.00%, 12/01/26 (c)	368,112
250,000	5.00%, 12/01/26 (c)	309,160
		677,272
Kansas: 0.5%
180,000	Johnson County, Series A (GO) 4.00%, 09/01/27 (c)	214,018
270,000	Lyon County Unified School District No. 253 (GO) 3.00%, 09/01/27 (c)	289,445
	Sedgwick County Unified School District No. 260, Series B (GO)
150,000	4.00%, 10/01/26 (c)	173,790
300,000	5.00%, 10/01/26 (c)	363,243
		1,040,496
Kentucky: 1.2%
600,000	Commonwealth of Kentucky, Series A (CP) 4.00%, 04/15/28 (c)	676,560
920,000	Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	972,532
	Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB)
345,000	3.00%, 11/15/25 (c)	362,650
235,000	3.25%, 11/15/26 (c)	252,618
140,000	University of Kentucky, Series A (RB) 3.25%, 04/01/25 (c)	148,684
		2,413,044
Louisiana: 0.9%
230,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	255,921
	Louisiana Public Facilities Authority, Louisiana State University Nicholson Gateway Project (RB)
315,000	5.00%, 07/01/26 (c)	342,818
340,000	5.00%, 07/01/26 (c)	370,977
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
230,000	4.00%, 05/15/27 (c)	251,802
280,000	4.25%, 05/15/25 (c)	306,821
240,000	New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	281,150
		1,809,489
Maine: 0.5%
620,000	Maine Health and Higher Educational Facilities Authority, MaineHealth, Series A (RB) 5.00%, 07/01/28 (c)	759,134
250,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/27 (c)	316,262
		1,075,396
Maryland: 1.1%
225,000	City of Baltimore, Water Projects, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	261,752
250,000	County of Baltimore (GO) 4.00%, 03/01/28 (c)	295,057
220,000	Maryland Health and Higher Educational Facilities Authority, Charlestown Community Issue, Series A (RB) 5.00%, 07/01/26 (c)	244,662
260,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue, Series A (RB) 4.00%, 05/15/27 (c)	284,570
270,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB) 4.00%, 07/01/26 (c)	289,256
150,000	Maryland Health and Higher Educational Facilities Authority, Univeristy of Maryland Medical System Issue, Series D (RB) 4.00%, 01/01/28 (c)	166,637
100,000	Prince George’s County, Regional Medical Center (CP) 3.25%, 10/01/27 (c)	108,917
270,000	Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	303,334
390,000	Washington Suburban Sanitary District (GO) 4.00%, 06/01/24 (c)	427,596
		2,381,781
Massachusetts: 4.4%
160,000	Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	165,757
315,000	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	394,566
	Commonwealth of Massachusetts, Series A (GO)
430,000	5.00%, 03/01/24 (c)	488,609
275,000	5.00%, 04/01/27 (c)	339,716
200,000	5.00%, 01/01/28 (c)	250,774
360,000	Commonwealth of Massachusetts, Series C (GO) 3.00%, 03/01/30 (c)	391,043
	Commonwealth of Massachusetts, Series E (GO)
120,000	3.00%, 04/01/25 (c)	125,899
275,000	3.25%, 09/01/25 (c)	296,035
440,000	4.00%, 04/01/25 (c)	486,328
375,000	4.00%, 09/01/25 (c)	420,817
295,000	4.00%, 09/01/25 (c)	332,267
245,000	Commonwealth of Massachusetts, Series G (GO) 3.00%, 09/01/26 (c)	259,394
230,000	Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	261,393
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	122,875
200,000	Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	196,164
200,000	Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series N (RB) 5.00%, 12/01/26 (c)	235,454
300,000	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB) 5.00%, 08/15/25 (c)	340,833
250,000	Massachusetts Development Finance Agency, Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	266,272
250,000	Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	266,095
250,000	Massachusetts Development Finance Agency, The Broad Institute Issue (RB) 4.00%, 10/01/27 (c)	287,767
825,000	Massachusetts Development Finance Agency, Umass Boston Student Housing (RB) 5.00%, 10/01/26 (c)	808,483
600,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series L (RB) 3.63%, 07/01/27 (c)	624,042
850,000	Massachusetts School Building Authority, Series A (RB) 5.00%, 02/15/26 (c)	1,010,709
565,000	Massachusetts School Building Authority, Series C (RB) 5.00%, 08/15/25 (c)	681,356
150,000	Massachusetts Water Resources Authority, Series D (RB) 3.00%, 08/01/26 (c)	159,402
		9,212,050
Michigan: 1.6%
390,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	462,349
320,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	376,410
225,000	Michigan Finance Authority, Henry Ford Health System (RB) 4.00%, 11/15/26 (c)	246,949
	Michigan Finance Authority, Henry Ford Health System, Series A (RB)
250,000	4.00%, 11/02/29 (c)	283,525
135,000	5.00%, 11/02/29 (c)	167,526
150,000	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB) 4.00%, 06/01/27 (c)	168,012
750,000	Michigan State Housing Development Authority, Series A-1 (RB) 3.35%, 10/01/28 (c)	805,747
545,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 4.00%, 06/01/28 (c)	607,348
190,000	Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	229,687
		3,347,553
Missouri: 0.7%
250,000	Health & Educational Facilities Authority, Lutheran Senior Services, Series A (RB) 5.00%, 02/01/24 (c)	270,822
315,000	Health and Educational Facilities Authority, BJC Health System, Series C (RB) 4.00%, 07/01/26 (c) (p)	352,406
235,000	Health and Educational Facilities Authority, Mercy Health, Series C (RB) 4.00%, 11/15/27 (c)	267,491
	Health and Educational Facilities Authority, Saint Louis University (RB)
130,000	5.00%, 10/01/25 (c)	153,381
100,000	5.00%, 04/01/29 (c)	121,611
250,000	Missouri Housing Development Commission, First Place Homeowner Loan Program, Series C (RB) 3.05%, 05/01/29 (c)	262,855
		1,428,566
Montana: 0.1%
220,000	Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.13%, 07/01/28 (c)	240,924
Nebraska: 0.6%
475,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/37	660,554
480,000	Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	500,074
		1,160,628
Nevada: 1.1%
390,000	City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	453,106
120,000	County of Clark, Detention Center (GO) 3.00%, 06/01/29 (c)	129,222
485,000	County of Clark, Stadium Improvement, Series A (GO) 5.00%, 06/01/28 (c)	597,103
250,000	County of Washoe, Nevada Highway, Fuel Tax (RB) 5.00%, 02/01/29 (c)	313,317
275,000	Las Vegas Convention & Visitors Authority, Series B (RB) 5.00%, 07/01/28 (c)	318,392
200,000	Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	209,792
100,000	Las Vegas Redevelopment Agency (TA) 5.00%, 06/15/26 (c)	112,116
100,000	Washoe County School District, Series C (GO) (AGM) 3.13%, 10/01/27 (c)	106,499
		2,239,547
New Hampshire: 0.3%
265,000	New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	306,753
200,000	New Hampshire Municipal Bond Bank, Series D (RB) 4.00%, 08/15/26 (c)	228,026
		534,779
New Jersey: 2.3%
	Atlantic County Improvement Authority, Series A (RB) (AGM)
140,000	3.25%, 07/01/26 (c)	145,687
165,000	4.00%, 07/01/26 (c)	178,073
180,000	Board of Education of the Toms River Regional School District (GO) 3.00%, 07/15/26 (c)	191,498
320,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 04/01/28 (c)	364,778
55,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/26 (c)	64,202
380,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 4.25%, 12/15/28 (c)	418,019
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
910,000	4.50%, 12/15/28 (c)	1,004,048
485,000	4.75%, 06/15/25 (c)	525,958
190,000	5.00%, 06/15/25 (c)	207,222
365,000	New Jersey Transportation Trust Fund Authority, Series BB (RB) 3.50%, 12/15/28 (c)	366,449
380,000	New Jersey Turnpike Authority, Series A (RB) 4.00%, 01/01/29 (c)	422,560
100,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	121,258
215,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	242,329
210,000	New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	232,670
125,000	Rutgers, State University of New Jersey, Series M (RB) 3.13%, 05/01/21 (c)	126,509
205,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	239,467
		4,850,727
New Mexico: 0.3%
250,000	New Mexico Hospital Equipment, Presbyterian Healthcare Services, Series A (RB) 4.00%, 08/01/29 (c)	288,730
245,000	New Mexico Mortgage Finance Authority, Series C (RB) 3.60%, 07/01/28 (c)	268,809
		557,539
New York: 17.3%
1,000,000	Battery Park City Authority, Series A (RB) 4.00%, 11/01/29 (c)	1,192,960
110,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 3.00%, 01/15/27 (c)	110,539
	Build NYC Resource Corp., New York Law School Project (RB)
240,000	4.00%, 01/01/26 (c)	238,896
500,000	5.00%, 01/01/26 (c)	519,995
100,000	City of New York, Series D-1 (GO) 5.00%, 12/01/28 (c)	126,078
	City of New York, Subseries B-1 (GO)
110,000	3.00%, 10/01/29 (c)	116,520
200,000	5.00%, 10/01/27 (c)	247,098
1,000,000	City of New York, Subseries D-1 (GO) 5.00%, 03/01/30 (c)	1,283,810
125,000	County of Nassau, Series C (GO) 5.00%, 04/01/26 (c)	146,578
255,000	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	286,431
	Hudson Yards Infrastructure Corp., Series A (RB)
515,000	4.00%, 02/15/27 (c)	574,838
645,000	5.00%, 02/15/27 (c)	774,922
290,000	Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	292,242
300,000	Long Island Power Authority, Electric System (RB) 5.00%, 09/01/27 (c)	363,276
715,000	Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 11/15/28 (c)	855,905
1,000,000	Metropolitan Transportation Authority, Series C (RB) (AGM) 4.00%, 11/15/29 (c)	1,108,620
	Metropolitan Transportation Authority, Series C-1 (RB)
400,000	4.00%, 05/15/27 (c)	414,408
500,000	4.00%, 05/15/28 (c)	522,080
225,000	5.00%, 11/15/26 (c)	246,812
370,000	5.25%, 11/15/26 (c)	407,721
350,000	Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/40 ^	159,586
250,000	Metropolitan Transportation Authority, Series D (RB) 4.00%, 05/15/28 (c)	260,170
145,000	MTA Hudson Rail Yards Trust, Series A (RB) 5.00%, 11/15/23 (c)	161,842
500,000	New York City Environmental Facilities, Clean Water and Drinking Water, Series B (RB) 4.00%, 06/15/29 (c)	594,295
275,000	New York City Housing Development Corp., Multi-Family Housing, Series D (RB) 3.65%, 02/01/25 (c)	289,237
500,000	New York City Housing Development Corp., Multi-Family Housing, Series E-1 (RB) 3.00%, 03/01/27 (c)	529,280
	New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB)
425,000	3.45%, 11/01/25 (c)	456,135
250,000	3.75%, 11/01/25 (c)	265,573
375,000	New York City Municipal Water Finance Authority, Series BB-2 (RB) 5.00%, 06/15/25 (c)	442,455
190,000	New York City Municipal Water Finance Authority, Series CC-1 (RB) 4.00%, 12/15/26 (c)	219,283
175,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 4.00%, 06/15/27 (c)	203,298
350,000	New York City Transitional Finance Authority Building Aid Revenue, Series S-1 (RB) (SAW) 3.00%, 07/15/29 (c)	369,397
230,000	New York City Transitional Finance Authority Building Aid, Subseries S-4A (RB) (SAW) 4.00%, 07/15/28 (c)	269,910
235,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.00%, 01/15/26 (c)	261,235
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
155,000	4.00%, 05/01/26 (c)	174,138
250,000	5.00%, 08/01/25 (c)	296,912
225,000	5.00%, 05/01/26 (c)	271,069
260,000	5.00%, 08/01/28 (c)	325,876
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-2 (RB)
200,000	5.00%, 08/01/27 (c)	246,818
1,000,000	5.00%, 05/01/29 (c)	1,290,410
510,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-3 (RB) 5.00%, 08/01/27 (c)	628,131
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
400,000	4.00%, 08/01/27 (c)	457,608
115,000	5.00%, 08/01/26 (c)	139,400
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
1,120,000	4.00%, 05/01/29 (c)	1,313,928
250,000	4.00%, 05/01/29 (c)	296,322
420,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/27 (c)	511,207
175,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-3 (RB) 3.00%, 02/01/26 (c)	184,609
200,000	New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	264,336
500,000	New York City Water and Sewer System, Series CC-2 (RB) 4.00%, 12/15/29 (c)	602,275
300,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/29 (c)	391,650
270,000	New York Convention Center Development Corp. (RB) 5.00%, 11/15/25 (c)	295,210
	New York Convention Center Development Corp., Series A (RB)
230,000	0.00%, 11/15/47 ^	96,418
170,000	0.00%, 11/15/54 ^	54,514
285,000	New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 03/15/29 (c)	361,200
250,000	New York State Dormitory Authority, Income Tax, Series A (RB) 5.00%, 08/15/26 (c)	301,867
250,000	New York State Dormitory Authority, New York Columbia University, Series A (RB) 5.00%, 10/01/47	425,712
405,000	New York State Dormitory Authority, New York Columbia University, Series B (RB) (FHA) 5.00%, 04/01/28 (c)	518,445
	New York State Dormitory Authority, New York University, Series A (RB)
160,000	2.13%, 07/01/21 (c)	160,947
375,000	4.00%, 07/01/26 (c)	424,361
200,000	4.00%, 07/01/26 (c)	225,442
600,000	5.00%, 07/01/28 (c)	752,142
235,000	5.00%, 07/01/28 (c)	293,884
400,000	5.00%, 07/01/28 (c)	499,116
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
800,000	4.00%, 03/15/27 (c)	893,128
250,000	4.00%, 03/15/27 (c)	279,655
150,000	5.00%, 03/15/27 (c)	181,985
	New York State Dormitory Authority, The New School, Series A (RB)
225,000	4.00%, 01/01/27 (c)	241,490
420,000	5.00%, 01/01/27 (c)	478,430
225,000	New York State Housing Finance Agency, Series D (RB) 3.70%, 05/01/28 (c)	245,858
195,000	New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	209,797
500,000	New York State Power Authority (RB) 4.00%, 05/15/30 (c)	602,940
500,000	New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/30 (c)	589,645
	New York State Urban Development Corp., State Personal Income, Series A (RB)
115,000	5.00%, 09/15/25 (c)	137,256
500,000	5.00%, 09/15/28 (c)	622,565
550,000	New York State Urban Development Corp., State Personal Income, Series C 3.00%, 09/15/30 (c)	586,294
450,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/25 (c)	527,049
485,000	Port Authority of New York and New Jersey, Series 212 (RB) 4.00%, 09/01/29 (c)	572,940
700,000	Port Authority of New York and New Jersey, Series 213 (RB) 5.00%, 09/01/29 (c)	897,365
190,000	State of New York Mortgage Agency, Series 203 (RB) 3.50%, 04/01/26 (c)	204,495
300,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	356,220
130,000	Triborough Bridge and Tunnel Authority, Series B-3 (RB) 5.00%, 11/15/25 (c)	154,200
	Triborough Bridge and Tunnel Authority, Series C (RB)
1,000,000	3.00%, 11/15/29 (c)	1,058,490
250,000	3.38%, 11/15/28 (c)	274,900
550,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/27 (c)	699,204
370,000	Westchester County Local Development Corp., Medical Center (RB) 3.75%, 11/01/25 (c)	382,598
		36,311,876
North Carolina: 2.0%
100,000	North Carolina Agricultural and Technical State University, Series A (RB) 5.00%, 10/01/25 (c)	113,816
	North Carolina Housing Finance Agency Home Ownership, Series 39-B (RB)
135,000	3.85%, 07/01/27 (c)	151,531
320,000	4.00%, 07/01/27 (c)	354,262
350,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	391,083
	North Carolina Medical Care Commission, Novant Health, Series A (RB)
220,000	3.13%, 11/01/29 (c)	232,129
750,000	4.00%, 11/01/29 (c)	854,580
	North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
500,000	3.00%, 01/01/30 (c)	533,755
500,000	5.00%, 01/01/30 (c)	607,825
750,000	5.00%, 01/01/30 (c)	904,980
		4,143,961
Ohio: 3.6%
	American Municipal Power, Inc., Series A (RB)
190,000	4.00%, 02/15/26 (c)	209,376
220,000	5.00%, 02/15/26 (c)	256,707
440,000	City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	482,737
100,000	City of Cleveland, Airport System Revenue, Series B (RB) 5.00%, 07/01/28 (c)	118,991
100,000	Clermont County Port Authority, West Clermont Local School District Project (RB) 4.25%, 12/01/25 (c)	110,056
375,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	457,335
510,000	County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 4.00%, 02/01/28 (c)	573,867
1,000,000	County of Franklin, Nationwide Children’s Hospital Project, Series A (RB) 5.00%, 11/01/48	1,603,000
260,000	County of Franklin, Trinity Health Credit Group (RB) 5.00%, 06/01/27 (c)	311,509
1,000,000	County of Ross, Adena Health System Obligated Group Project (RB) 5.00%, 12/01/29 (c)	1,192,520
150,000	Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	164,702
250,000	Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	258,600
190,000	North Royalton City School District (GO) 5.00%, 06/01/25 (c)	222,194
350,000	Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	387,485
215,000	Ohio Housing Finance Agency, Series D (RB) 3.63%, 09/01/26 (c)	230,936
500,000	Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	657,940
250,000	State of Ohio, Higher Education, Series A (GO) 5.00%, 02/01/26 (c)	301,667
		7,539,622
Oklahoma: 0.7%
250,000	Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	286,305
750,000	Norman Regional Hospital Authority (RB) 3.25%, 09/01/29 (c)	765,210
350,000	Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/26 (c)	389,837
110,000	University of Oklahoma, Series C (RB) 4.00%, 07/01/25 (c)	117,915
		1,559,267
Oregon: 1.7%
190,000	Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	222,323
295,000	Multnomah County School District No. 1J, Series B (GO) (SBG) 3.25%, 06/15/27 (c)	319,818
	North Clackamas School District No. 12, Series A (GO) (SBG)
175,000	0.00%, 06/15/27 (c) ^	89,852
465,000	0.00%, 06/15/27 (c) ^	251,277
170,000	Oregon Health and Science University, Series B (RB) 4.00%, 07/01/26 (c)	190,398
240,000	Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	267,036
510,000	Sherwood School District No. 88J, Series A (GO) (SBG) 0.00%, 06/15/28 (c) ^	182,274
	State of Oregon, Higher Education, Series G (GO)
500,000	3.00%, 08/01/29 (c)	553,985
500,000	3.00%, 08/01/29 (c)	555,660
935,000	Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.00%, 09/01/29 (c)	1,027,986
		3,660,609
Pennsylvania: 4.0%
685,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 06/01/28 (c)	845,304
495,000	Berks County Industrial Development Authority, Tower Health Project (RB) 5.00%, 11/01/27 (c)	535,036
	Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB)
180,000	4.00%, 10/01/27 (c)	201,967
210,000	4.00%, 09/01/30 (c)	247,277
1,170,000	Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 01/30/28 (c)	1,334,911
220,000	County of Allegheny, Series C-77 (GO) 5.00%, 11/01/28 (c)	277,992
	Delaware County Authority, Commonwealth of Pennsylvania, Series A (RB)
140,000	3.75%, 04/01/27 (c)	153,552
170,000	5.00%, 04/01/27 (c)	203,475
230,000	Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	259,845
610,000	General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group, Series A (RB) 4.00%, 06/01/29 (c)	706,722
145,000	Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	151,683
110,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	135,737
	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123 B (RB)
195,000	3.20%, 10/01/25 (c)	206,833
250,000	3.90%, 10/01/26 (c)	276,345
260,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 125 B (RB) 3.65%, 04/01/27 (c)	282,498
100,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 128 B (RB) 3.85%, 10/01/27 (c)	111,662
	Pennsylvania Turnpike Commission, Motor License, Third Series
250,000	4.00%, 12/01/27 (c)	281,875
155,000	5.00%, 12/01/27 (c)	187,367
290,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior, Series A (RB) (AGM) 5.00%, 12/01/28 (c)	359,989
	Pennsylvania Turnpike Commission, Series A (RB) (AGM)
125,000	4.00%, 12/01/26 (c)	141,651
220,000	5.00%, 12/01/29 (c)	268,693
150,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/27 (c)	178,124
	Pennsylvania Turnpike Commission, Series B (RB)
230,000	5.00%, 12/01/25 (c)	265,475
205,000	5.00%, 12/01/25 (c)	239,504
125,000	5.00%, 12/01/25 (c)	142,445
100,000	Philadelphia Authority for Industrial Development, Temple University, First Series (RB) 5.00%, 04/01/25 (c)	114,779
305,000	Philadelphia Gas Works Co., Fifteenth Series (RB) 5.00%, 08/01/27 (c)	353,227
		8,463,968
Rhode Island: 0.2%
310,000	Rhode Island Health and Educational Building Corp., Brown University Issue, Series A (RB) 4.00%, 09/01/27 (c)	366,051
South Carolina: 0.5%
100,000	Brookland-Cayce School District No. 2, Lexington County (GO) 3.00%, 03/01/26 (c)	107,103
100,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	107,249
185,000	South Carolina Public Service Authority, Series E (RB) 5.25%, 12/01/25 (c)	215,605
665,000	South Carolina Transportation Infrastructure Bank, Series A (RB) 3.00%, 10/01/25 (c)	713,698
		1,143,655
Tennessee: 0.8%
125,000	Metropolitan Nashville Airport Authority, Series A (RB) 5.00%, 07/01/25 (c)	143,288
	Sullivan County (GO)
250,000	3.75%, 05/01/26 (c)	274,235
230,000	4.00%, 05/01/26 (c)	258,352
	Tennessee Housing Development Agency, Series 3 (RB)
500,000	2.95%, 01/01/29 (c)	526,285
380,000	3.60%, 01/01/27 (c)	411,958
		1,614,118
Texas: 10.5%
190,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	201,905
350,000	Alvin Independent School District (GO) 3.38%, 02/15/28 (c)	399,427
500,000	Arlington Higher Education Finance Corp. (RB) 4.00%, 08/15/29 (c)	587,855
55,000	Bexar County, Combined Venue Tax (RB) (AGM) 3.75%, 08/15/24 (c)	58,797
150,000	Board of Regents of the University of Houston System, Series C (RB) 4.00%, 02/15/26 (c)	168,144
650,000	Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	748,871
250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	286,892
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	285,032
165,000	City of Arlington, Senior Lien Special Tax, Series A (AGM) (ST) 4.00%, 02/15/28 (c)	181,685
280,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	332,469
260,000	City of Corpus Christi, Utility System, Series C (RB) 5.00%, 07/15/25 (c)	310,076
120,000	City of Denton (GO) 4.00%, 02/15/27 (c)	135,218
	City of El Paso (GO)
125,000	4.00%, 08/15/26 (c)	142,565
950,000	4.00%, 08/15/29 (c)	1,133,768
440,000	City of Houston, Combined Utility System, First Lien, Series B (RB) 4.00%, 11/15/26 (c)	510,814
220,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/28 (c)	281,360
265,000	Cleburne Independent School District (GO) 5.00%, 02/15/26 (c)	318,644
250,000	College of the Mainland (GO) 3.75%, 08/15/28 (c)	278,535
150,000	Collin County Community College District (GO) 3.50%, 08/15/22 (c)	155,844
250,000	Coppell Independent School District (GO) 4.00%, 08/15/28 (c)	293,380
220,000	County of Bexar, Combined Venue Tax (GO) 4.00%, 06/15/26 (c)	254,738
400,000	County of Travis, Series A (GO) 5.00%, 03/01/29 (c)	523,344
500,000	Crowley Independent School District (GO) 4.00%, 02/01/29 (c)	594,725
250,000	Cypress-Fairbanks Independent School District, Series A (GO) 4.00%, 02/15/29 (c)	306,535
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
220,000	5.00%, 12/01/25 (c)	257,033
175,000	5.00%, 12/01/25 (c)	205,923
	Frisco Independent School District (GO)
1,000,000	3.00%, 08/15/29 (c)	1,109,930
460,000	4.00%, 02/15/27 (c)	529,442
250,000	Galena Park Independent School District (GO) 3.00%, 02/15/29 (c)	278,620
640,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	792,403
195,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 3.13%, 07/01/26 (c)	204,202
350,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 3.00%, 10/01/29 (c)	382,812
185,000	Harris County, Cultural Education Facilities Finance Corp., Thermal Utility Project (RB) 4.00%, 11/15/27 (c)	211,659
	Harris County, Toll Road, Senior Lien, Series A (RB)
150,000	4.00%, 02/15/28 (c)	176,918
340,000	5.00%, 08/15/26 (c)	411,196
200,000	Klein Independent School District (GO) 4.00%, 08/01/26 (c)	229,700
	Leander Independent School District, Series A (GO)
125,000	0.00%, 08/16/26 (c) ^	54,744
900,000	0.00%, 08/16/26 (c) ^	430,038
140,000	2.75%, 08/31/20 (c)	140,102
	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series A-1 (RB)
800,000	5.00%, 07/01/26 (c)	754,408
520,000	5.00%, 07/01/26 (c)	508,888
250,000	North Fort Bend Water Authority, Series A (RB) 4.00%, 12/15/29 (c)	302,622
290,000	North Texas Tollway Authority, First Tier, Series A (RB) 4.00%, 01/01/26 (c)	323,770
185,000	North Texas Tollway Authority, First Tier, Series B (RB) 5.00%, 01/01/23 (c)	200,546
250,000	San Antonio Independent School District (GO) 4.00%, 08/15/28 (c)	302,722
500,000	San Jacinto College District, Series A (GO) 5.00%, 02/15/29 (c)	619,865
145,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	156,394
325,000	State of Texas, Series D 4.00%, 05/15/25 (c)	364,322
115,000	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB) 4.00%, 05/15/26 (c)	127,116
250,000	Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 01/01/29 (c)	305,940
220,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 4.00%, 08/15/26 (c)	244,429
485,000	Texas Water Development Board (RB) 5.00%, 10/15/26 (c)	597,219
	Texas Water Development Board, Series A (RB)
500,000	3.00%, 10/15/29 (c)	560,910
325,000	4.00%, 04/15/28 (c)	384,449
265,000	5.00%, 10/15/25 (c)	321,739
840,000	5.00%, 04/15/28 (c)	1,069,412
	Texas Water Development Board, Series B (RB)
225,000	5.00%, 10/15/28 (c)	288,011
110,000	5.00%, 10/15/28 (c)	143,464
250,000	West Harris County Regional Water Authority (RB) 3.00%, 12/15/29 (c)	261,388
230,000	West Travis County Public Utility Agency (RB) 4.00%, 08/15/27 (c)	263,270
		22,006,229
Utah: 0.5%
360,000	Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/28 (c)	442,037
	Utah County, IHC Health Services, Inc., Series B (RB)
210,000	3.00%, 05/15/26 (c)	221,443
350,000	4.00%, 05/15/24 (c)	379,526
		1,043,006
Vermont: 0.1%
220,000	Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	254,780
Virginia: 0.6%
260,000	Chesapeake Bay Bridge and Tunnel District, First Tier (RB) (AGM) 5.00%, 07/01/26 (c)	309,361
250,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 4.00%, 05/15/28 (c)	284,930
250,000	Norfolk Economic Development Authority, Series B (RB) 4.00%, 11/01/28 (c)	286,675
	Virginia Commonwealth Transportation Board (RB)
105,000	3.00%, 05/15/26 (c)	113,520
150,000	3.25%, 05/15/28 (c)	168,530
		1,163,016
Washington: 2.4%
210,000	Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/25 (c)	248,052
450,000	City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	522,148
230,000	City of Seattle, Municipal Light and Power Improvement, Series C (RB) 4.00%, 09/01/27 (c)	269,252
590,000	County of King, Housing Authority, Ballinger Commons Apartments (RB) 3.50%, 05/01/28 (c)	653,596
500,000	King & Snohomish Counties, Northshore School District No. 417 (GO) (SBG) 4.00%, 06/01/29 (c)	604,710
500,000	King County Housing Authority (RB) (SBG) 3.00%, 06/01/30 (c)	536,410
150,000	King County Public Hospital District No. 1, Valley Medical Center (GO) (SAW) 5.00%, 12/01/28 (c)	175,812
360,000	Port of Seattle (GO) 5.00%, 01/01/27 (c)	443,938
	State of Washington, Various Purpose, Series A (GO)
340,000	5.00%, 08/01/26 (c)	414,548
200,000	5.00%, 08/01/27 (c)	253,244
475,000	University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	540,274
100,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series A-2 (RB) 5.00%, 08/01/29 (c)	123,834
205,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	215,517
125,000	Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/28 (c)	129,699
		5,131,034
West Virginia: 0.7%
	State of West Virginia, Series B (GO)
150,000	4.00%, 06/01/28 (c)	171,834
100,000	5.00%, 06/01/28 (c)	127,933
225,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Series A (RB) 4.00%, 01/01/29 (c)	249,586
	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB)
160,000	3.25%, 06/01/26 (c)	168,691
700,000	4.00%, 06/01/28 (c)	771,526
		1,489,570
Wisconsin: 1.3%
750,000	Public Finance Authority Retirement-Life Communities, Inc., Series A (RB) 5.00%, 11/15/27 (c)	887,857
250,000	Village of Mount Pleasant, Series A (TA) 5.00%, 04/01/28 (c)	306,055
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
275,000	4.00%, 05/15/26 (c)	307,565
410,000	4.50%, 05/15/26 (c)	474,292
205,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	231,755
225,000	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 3.50%, 02/15/26 (c)	232,893
	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
115,000	4.00%, 02/15/27 (c)	123,913
105,000	4.00%, 02/15/27 (c)	114,268
		2,678,598
Wyoming: 0.1%
160,000	Wyoming Municipal Power Agency, Inc., Series A (RB) 5.00%, 01/01/27 (c)	191,362
Total Municipal Bonds: 99.1% (Cost: $195,810,158)		207,765,782
Other assets less liabilities: 0.9%		1,978,458
NET ASSETS: 100.0%		$209,744,240

Definitions:

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	8.4%	$17,434,226
Health Care	19.2	39,998,826
Housing	4.4	9,121,488
Industrial Revenue	1.7	3,458,615
Leasing	4.0	8,374,626
Local	16.0	33,168,031
Power	3.6	7,413,065
Special Tax	11.3	23,583,656
State	6.3	13,104,462
Tobacco	0.8	1,758,608
Transportation	14.1	29,257,992
Water & Sewer	10.2	21,092,187
	100.0%	$207,765,782

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.4%
Alabama: 3.2%
$250,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22	$275,035
125,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	143,271
	Black Belt Energy Gas District, Series A (RB) (SAW)
470,000	4.00%, 09/01/23 (c) (p)	517,202
860,000	5.00%, 12/01/23	978,611
	County of Jefferson, Series A (GO)
290,000	5.00%, 04/01/24	337,659
340,000	5.00%, 04/01/25	409,741
1,000,000	Industrial Development Board of the City of Mobile, Alabama Power Co. Barry Plant Project, Series A (RB) 1.00%, 06/26/25 (p)	1,004,510
375,000	Jefferson County (RB) 5.00%, 09/15/22	410,820
1,500,000	Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 09/01/25 (c) (p)	1,729,080
250,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 03/01/24 (c) (p)	278,380
450,000	UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/23	509,832
		6,594,141
Alaska: 0.4%
750,000	Alaska Municipal Bond Bank Authority, Series 3 (RB) 4.00%, 12/01/21	785,130
125,000	Alaska Railroad Corp., Series B (RB) 5.00%, 08/01/23	141,669
		926,799
Arizona: 1.3%
125,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB) 5.00%, 07/01/23	142,499
200,000	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB) 5.00%, 07/01/24	233,726
250,000	City of Phoenix Civic Improvement Corp., Series D (RB) 5.00%, 07/01/23	281,725
700,000	Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 5.00%, 01/01/26	849,065
250,000	Maricopa County Special Health Care District, Series C (GO) 5.00%, 07/01/24	292,793
310,000	Pima County (GO) 4.00%, 07/01/23	343,930
	State of Arizona (CP)
105,000	5.00%, 10/01/21	110,879
500,000	5.00%, 09/01/22	549,520
		2,804,137
California: 11.5%
250,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	280,165
400,000	Bay Area Toll Authority, Series B (RB) 2.85%, 10/01/24 (c) (p)	432,896
475,000	Bay Area Toll Authority, Series G (RB) 2.00%, 10/01/23 (c) (p)	493,330
335,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 2.00%, 10/01/25 (c) (p)	357,331
105,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series C (RB) (SAW) 5.00%, 10/01/25 (p)	127,938
100,000	California Infrastructure and Economic Development Bank, Clean Water State (RB) 5.00%, 10/01/24	120,682
325,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/22	344,650
1,215,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB) 5.00%, 09/01/23	1,395,427
450,000	California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/22	497,065
320,000	California State University, Series A (RB) 5.00%, 11/01/21	339,494
100,000	California Statewide Communities Development Authority, Southern California Edison Company, Series D (RB) 2.63%, 12/01/23 (p)	105,882
100,000	City and County of San Francisco, Series B (CP) 5.00%, 04/01/25	120,563
275,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/21	290,188
240,000	County of Sacramento, Airport System, Series B (RB) 5.00%, 07/01/25	286,166
275,000	Elk Grove Unified School District (GO) 5.00%, 08/01/21	288,522
500,000	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/22	543,880
1,000,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB) 5.00%, 06/01/23	1,122,160
500,000	Los Angeles Community College District, Series J (GO) 3.00%, 08/01/23	544,665
250,000	Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/23	285,863
	Los Angeles Unified School District, Series A (GO)
500,000	5.00%, 07/01/22	547,000
750,000	5.00%, 07/01/24	892,162
130,000	Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	148,443
125,000	Municipal Improvement Corp. of Los Angeles, Series A 5.00%, 11/01/23	143,916
1,000,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,118,660
	Oakland Unified School District (GO) (AGM)
515,000	5.00%, 08/01/21	537,845
430,000	5.00%, 08/01/23	484,189
350,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/23	394,107
205,000	Orange County Water District, Series A (CP) 2.00%, 02/15/23 (c)	215,240
930,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 2.13%, 04/01/23 (c) (p)	964,094
265,000	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/22	294,288
250,000	Riverside County Transportation Commission, Series B (RB) 5.00%, 06/01/25	303,703
300,000	Sacramento County, Airport System, Series B (RB) 5.00%, 07/01/23	336,033
125,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/24	149,504
100,000	San Diego County Water Authority, Series A (RB) 5.00%, 05/01/23	113,647
285,000	San Francisco Unified School District, Proposition A (GO) 2.00%, 06/15/22	295,351
325,000	State of California (GO) 5.00%, 08/01/24	388,001
	State of California, Various Purpose (GO)
300,000	4.00%, 11/01/24	348,810
600,000	4.00%, 10/01/25	716,520
300,000	5.00%, 09/01/21	315,990
500,000	5.00%, 09/01/21	526,650
145,000	5.00%, 08/01/22	159,103
265,000	5.00%, 09/01/22	292,004
500,000	5.00%, 09/01/23	575,250
600,000	5.00%, 09/01/23	690,300
1,000,000	5.00%, 09/01/23	1,150,500
250,000	5.00%, 10/01/23	288,610
525,000	5.00%, 11/01/23	608,144
100,000	5.00%, 10/01/24	120,127
1,500,000	5.00%, 08/01/25	1,857,975
300,000	Stockton Unified School District (GO) 5.00%, 08/01/23	340,389
480,000	Tobacco Securitization Authority of Southern California, Series A-1 (RB) (AGM) 5.00%, 06/01/23	537,034
		23,830,456
Colorado: 0.7%
125,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 12/01/23	140,784
250,000	City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/22	274,315
500,000	Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/25	599,555
385,000	State of Colorado, Series K (CP) 5.00%, 03/15/26	477,789
		1,492,443
Connecticut: 3.6%
215,000	City of New Haven, Series A (GO) (AGM) 5.00%, 08/15/24	247,299
1,000,000	Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/25	1,168,800
390,000	Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series C-2 (RB) 5.00%, 02/01/23 (p)	436,110
	State of Connecticut, Series A (GO)
280,000	5.00%, 03/15/23	313,384
265,000	5.00%, 04/15/23	297,590
375,000	State of Connecticut, Series B (GO) 4.00%, 05/15/23	411,840
300,000	State of Connecticut, Series D (GO) 5.00%, 08/15/23	341,379
	State of Connecticut, Series E (GO)
350,000	5.00%, 10/15/22	385,630
270,000	5.00%, 09/15/25	329,773
	State of Connecticut, Special Tax Obligation, Series A (RB)
305,000	5.00%, 01/01/22	324,639
325,000	5.00%, 09/01/22	355,764
300,000	5.00%, 01/01/23	332,910
375,000	5.00%, 04/15/23	421,117
300,000	5.00%, 08/01/23	340,773
100,000	5.00%, 09/01/23	113,954
	State of Connecticut, Special Tax Obligation, Series B (RB)
250,000	5.00%, 08/01/23	283,978
200,000	5.00%, 10/01/23	228,632
	University of Connecticut, Series A (RB)
170,000	5.00%, 01/15/22	181,247
575,000	5.00%, 04/15/24	669,760
285,000	5.00%, 03/15/26	351,562
		7,536,141
District of Columbia: 1.1%
440,000	District of Columbia, Series A (GO) 5.00%, 06/01/22	479,384
120,000	District of Columbia, Series B (GO) 5.00%, 06/01/25	147,388
500,000	District of Columbia, Series E (GO) 5.00%, 06/01/25	614,115
	Washington Metropolitan Area Transit Authority, Series A-1 (RB)
225,000	5.00%, 07/01/24	264,947
100,000	5.00%, 07/01/25	121,810
	Washington Metropolitan Area Transit Authority, Series B (RB)
300,000	5.00%, 07/01/25	365,430
300,000	5.00%, 07/01/26	376,359
		2,369,433
Florida: 3.4%
	City of Jacksonville, Series B (RB)
265,000	5.00%, 10/01/24	316,023
1,020,000	5.00%, 10/01/25	1,241,095
280,000	County of Miami-Dade (RB) 5.00%, 10/01/25	336,596
495,000	County of Miami-Dade, Water and Sewer System (RB) 5.00%, 10/01/23	570,428
200,000	Hillsborough County (RB) 5.00%, 11/01/21	211,124
710,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA) 5.00%, 02/01/24	825,112
100,000	Orange County Health Facilities Authority, Orlando Health Obligated Group, Series B (RB) 5.00%, 10/01/22	109,003
300,000	Orange County, Tourist Development Tax (RB) 5.00%, 10/01/23	335,310
340,000	School District of Broward County, Series C (CP) 5.00%, 07/01/24	396,042
450,000	State of Florida, Board of Education, Lottery Revenue, Series A (RB) 5.00%, 07/01/23	513,558
1,150,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/24	1,361,588
130,000	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/23	147,761
150,000	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/23	170,585
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
225,000	5.00%, 06/01/23	255,877
100,000	5.00%, 06/01/24	118,399
180,000	State of Florida, Department of Management Services, Series A (RB) 5.00%, 09/01/23	206,730
		7,115,231
Georgia: 2.1%
500,000	Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	523,310
290,000	Georgia State Road and Tollway Authority, Series B (RB) 5.00%, 06/01/21	301,789
500,000	Main Street Natural Gas, Inc., Series A (RB) 4.00%, 06/01/23 (c) (p)	547,475
500,000	Main Street Natural Gas, Inc., Series C (RB) 4.00%, 06/01/23	546,050
225,000	Municipal Gas Authority of Georgia, Gas Portfolio IV Project, Series A (RB) 5.00%, 10/01/23	257,594
730,000	Richmond County, Board of Education (GO) (SAW) 5.00%, 10/01/21	770,077
160,000	State of Georgia, Series A (GO) 5.00%, 02/01/23	179,514
1,000,000	State of Georgia, Series E (GO) 5.00%, 12/01/24	1,208,160
		4,333,969
Hawaii: 0.6%
115,000	City and County of Honolulu, Wastewater System, Series A (RB) 5.00%, 07/01/24	136,155
120,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/23	138,079
700,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/23	805,462
110,000	State of Hawaii, Series FN (GO) 5.00%, 10/01/24	131,431
100,000	State of Hawaii, Series FT (GO) 5.00%, 01/01/23	111,533
		1,322,660
Illinois: 5.1%
	Chicago O’Hare International Airport, Series B (RB)
100,000	5.00%, 01/01/22	106,030
445,000	5.00%, 01/01/24	508,804
	Chicago O’Hare International Airport, Series C (RB)
250,000	5.00%, 01/01/22	265,075
100,000	5.00%, 01/01/22	106,030
650,000	5.00%, 01/01/23	717,333
115,000	5.00%, 01/01/24	131,489
	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
380,000	5.00%, 06/01/22	407,485
350,000	5.00%, 06/01/23	388,878
	City of Springfield, Electric Revenue, Senior Lien (RB)
165,000	5.00%, 03/01/23	183,888
235,000	5.00%, 03/01/24	271,604
325,000	5.00%, 03/01/25	389,135
200,000	Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/25	247,216
	Illinois Finance Authority, Clean Water Initiative (RB)
310,000	4.00%, 01/01/23	337,996
100,000	4.00%, 07/01/25	117,552
340,000	5.00%, 07/01/22	371,137
250,000	5.00%, 01/01/23	278,898
155,000	5.00%, 01/01/24	180,186
500,000	5.00%, 07/01/24	592,620
600,000	5.00%, 01/01/25	724,146
250,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB) 5.00%, 07/15/23	283,085
285,000	Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/25	349,421
115,000	Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/22	123,209
495,000	Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/24	574,720
370,000	Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/23	400,447
	State of Illinois (GO)
400,000	5.00%, 06/01/22	420,284
350,000	5.00%, 02/01/23	373,712
250,000	5.50%, 05/01/24	279,838
130,000	State of Illinois, Series B (GO) 5.00%, 12/01/24	144,390
395,000	State of Illinois, Series C (RB) 5.00%, 06/15/22	416,603
	State of Illinois, Series D (GO)
470,000	5.00%, 11/01/22	498,355
345,000	5.00%, 11/01/25	387,735
		10,577,301
Indiana: 1.0%
500,000	City of Indianapolis, Water System, Series A (RB) 5.00%, 10/01/25	616,660
215,000	Indiana Finance Authority, Indiana University Health Obligated Group, Series A (RB) 5.00%, 12/01/23	246,564
	Indiana Finance Authority, Series E (RB)
500,000	5.00%, 02/01/24	583,345
250,000	5.00%, 02/01/25	302,490
250,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/22	266,830
		2,015,889
Iowa: 0.3%
250,000	Iowa Finance Authority (RB) 5.00%, 08/01/23	286,233
250,000	State of Iowa, Prison Infrastructure Fund (RB) 5.00%, 06/15/23	284,468
		570,701
Kansas: 0.5%
350,000	Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	384,587
535,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/22	587,398
		971,985
Kentucky: 1.2%
220,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/24	258,262
	Kentucky Public Energy Authority, Gas Supply, Series B (RB)
200,000	4.00%, 07/01/23	217,140
175,000	4.00%, 10/01/24 (c) (p)	195,454
	Kentucky State Property and Building Commission No. 112, Series B (RB)
570,000	5.00%, 11/01/22	629,189
320,000	5.00%, 11/01/23	365,299
	Kentucky Turnpike Authority, Series B (RB)
310,000	5.00%, 07/01/22	334,977
300,000	5.00%, 07/01/23	335,664
125,000	5.00%, 07/01/24	144,661
		2,480,646
Louisiana: 0.6%
175,000	Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project (RB) 5.00%, 10/01/22	191,508
	Louisiana State Citizens Property Insurance Corp. (RB) (AGM)
300,000	5.00%, 06/01/22	325,125
590,000	5.00%, 06/01/23	660,458
		1,177,091
Maryland: 2.9%
320,000	Maryland State Stadium Authority, Baltimore City Public Schools (RB) 5.00%, 05/01/23	360,557
410,000	Montgomery County, Consolidated Public Improvement, Series B (GO) 5.00%, 12/01/23	476,391
165,000	State of Maryland, Department of Transportation (RB) 5.00%, 09/01/24	197,152
200,000	State of Maryland, Department of Transportation, Third Issue (RB) 5.00%, 12/15/23	232,458
790,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	860,563
2,730,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/15/24	3,208,951
145,000	State of Maryland, State and Local Facilities Loan, Second Series (GO) 5.00%, 08/01/22	159,164
500,000	State of Maryland, State and Local Facilities Loan, Second Series A (GO) 5.00%, 08/01/25	617,920
		6,113,156
Massachusetts: 1.9%
860,000	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/23 (c)	978,783
900,000	Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/23	1,027,404
750,000	Commonwealth of Massachusetts, Series E (GO) 3.00%, 12/01/25	852,997
125,000	Massachusetts Bay Transportation Authority, Series A 4.00%, 12/01/21	131,385
500,000	Massachusetts Development Finance Agency, Care Group, Series H-1 (RB) 5.00%, 07/01/22	538,100
	Massachusetts State Water Resources Authority, Series C (RB)
250,000	5.00%, 08/01/22	274,050
220,000	5.00%, 08/01/23	251,671
		4,054,390
Michigan: 1.5%
200,000	Michigan Finance Authority, Henry Ford Health System (RB) 5.00%, 11/15/21	210,150
100,000	Michigan State Building Authority, Series I (RB) 5.00%, 04/15/23	112,817
500,000	Michigan Strategic Fund, Detroit Edison Company Pollution Control Project, Series CC (RB) 1.45%, 09/01/21 (p)	502,880
500,000	Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	565,455
	State of Michigan, Grant Anticipation (RB)
175,000	5.00%, 03/15/24	203,018
1,065,000	5.00%, 03/15/26	1,317,043
145,000	Wayne County Airport Authority, Series C (RB) 5.00%, 12/01/23	165,461
		3,076,824
Minnesota: 1.8%
200,000	Duluth Independent School District No. 709, Series A (CP) (SD CRED PROG) 5.00%, 02/01/25	237,070
480,000	Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	533,222
370,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/22	397,017
	State of Minnesota, Various Purpose, Series A (GO)
150,000	5.00%, 08/01/21	157,346
1,200,000	5.00%, 08/01/24	1,432,620
	State of Minnesota, Various Purpose, Series D (GO)
510,000	5.00%, 08/01/22	560,250
380,000	5.00%, 08/01/22	417,441
		3,734,966
Mississippi: 0.1%
200,000	State of Mississippi, Series E (RB) 5.00%, 10/15/21	209,986
Missouri: 1.6%
1,000,000	City of St. Louis, St. Louis Lambert International Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,119,500
150,000	Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 06/01/25	178,586
260,000	Health and Educational Facilities Authority, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/22	284,713
500,000	Missouri Highways and Transportation Commission, Third Lien, Series B (RB) 5.00%, 11/01/25	617,660
1,000,000	Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 07/01/25 (c)	1,220,580
		3,421,039
Nebraska: 1.8%
500,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 10/01/23 (c) (p)	566,835
	Central Plains Energy Project, Gas Supply (RB)
825,000	2.50%, 05/01/25 (c) (p)	887,320
1,500,000	4.00%, 05/01/25 (c) (p)	1,722,855
525,000	Metropolitan Utilities District of Omaha, Water System (RB) 5.00%, 12/01/21	556,878
		3,733,888
Nevada: 1.4%
100,000	Clark County Limited Tax Bond Bank, Series A (GO) 5.00%, 11/01/23	115,203
250,000	Clark County School District, Series A (GO) 5.00%, 06/15/23	280,638
	Clark County School District, Series D (GO)
250,000	5.00%, 06/15/23	280,638
290,000	5.00%, 06/15/24	336,684
250,000	Clark County Water Reclamation District (GO) 5.00%, 07/01/22	273,298
300,000	Clark County, McCarran International Airport, Series A (RB) 5.00%, 07/01/23	338,256
450,000	Clark County, Series B (GO) 5.00%, 11/01/23	518,413
300,000	Las Vegas Valley Water District, Series A (GO) 5.00%, 06/01/22	326,679
300,000	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/24	361,872
		2,831,681
New Jersey: 2.3%
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
125,000	5.00%, 11/01/23	139,641
100,000	5.00%, 11/01/24	114,306
160,000	New Jersey Economic Development Authority, Princeton University, Series B (RB) 5.00%, 07/01/22	174,878
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB) 5.00%, 06/15/23	552,070
300,000	New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp. Issue (RB) 5.00%, 07/01/23	336,219
605,000	New Jersey Sports and Exposition Authority, Series A (RB) 5.00%, 09/01/24	688,623
890,000	New Jersey Transportation Trust Fund Authority, Series A 5.00%, 06/15/24	1,009,598
120,000	New Jersey Turnpike Authority, Series C (RB) 5.00%, 01/01/22	127,814
335,000	State of New Jersey, Series T (GO) 5.00%, 06/01/22	360,500
800,000	State of New Jersey, Various Purposes (GO) 5.00%, 06/01/22	860,896
290,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	325,513
		4,690,058
New Mexico: 1.1%
250,000	Farmington, Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	252,825
325,000	New Mexico Finance Authority, Series D (RB) 5.00%, 06/01/22	353,528
165,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply (RB) (SBG) 5.00%, 02/01/25 (c) (p)	196,010
320,000	State of New Mexico, Series A (GO) 5.00%, 03/01/23	359,264
	State of New Mexico, Series B (RB)
505,000	4.00%, 07/01/23	559,495
340,000	5.00%, 03/01/23	381,718
160,000	State of New Mexico, Severance Tax, Series B (RB) 5.00%, 07/01/21	167,086
		2,269,926
New York: 15.1%
	City of New York, Series A (GO)
250,000	4.00%, 08/01/23	278,058
670,000	5.00%, 08/01/22	733,750
375,000	5.00%, 08/01/22	410,681
100,000	5.00%, 08/01/23	114,202
230,000	5.00%, 08/01/24	272,966
500,000	City of New York, Series B-1 (GO) 5.00%, 10/01/22	550,695
	City of New York, Series C (GO)
750,000	5.00%, 08/01/24	890,107
750,000	5.00%, 08/01/25	920,602
320,000	City of New York, Series C and D (GO) 5.00%, 08/01/23	365,446
100,000	City of New York, Series D-3 (GO) 5.00%, 08/01/23 (c) (p)	113,058
255,000	City of New York, Series E (GO) 5.00%, 08/01/24	302,637
100,000	City of Yonkers, Series C (GO) 5.00%, 10/01/23	112,968
100,000	County of Nassau, Series B (GO) 5.00%, 04/01/22	107,682
	County of Nassau, Series C (GO)
775,000	5.00%, 10/01/22	845,998
200,000	5.00%, 10/01/24	234,434
	Hudson Yards Infrastructure Corp., Series A (RB)
100,000	3.00%, 02/15/22	104,403
210,000	5.00%, 02/15/22	225,666
100,000	5.00%, 02/15/23	111,279
500,000	Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/22	546,890
	Metropolitan Transportation Authority, Series A (RB)
1,125,000	4.00%, 11/15/25	1,280,520
1,055,000	5.00%, 11/15/24	1,155,932
1,500,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/24 (p)	1,641,705
750,000	Metropolitan Transportation Authority, Series A-2 (RB) (SD CRED PROG) 5.00%, 05/15/24 (p)	812,977
	Metropolitan Transportation Authority, Series B (RB)
135,000	5.00%, 11/15/21	139,285
290,000	5.00%, 11/15/23	311,738
250,000	5.00%, 11/15/23	268,728
390,000	5.00%, 11/15/24	427,339
	Metropolitan Transportation Authority, Series C-1 (RB)
500,000	5.00%, 11/15/23	537,455
875,000	5.00%, 11/15/25	976,097
	Metropolitan Transportation Authority, Series F (RB)
200,000	5.00%, 11/15/23	214,982
235,000	5.00%, 11/15/25	262,145
250,000	Monroe County Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23	281,833
640,000	New York City Housing Development Corp., Multi-Family Housing, Series C-2 (RB) 2.20%, 11/01/20 (c)	642,522
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 5.00%, 07/15/24	296,878
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series 1 (RB) 5.00%, 11/01/22	1,107,410
310,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.00%, 11/01/21	328,684
500,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.00%, 07/15/21 (c)	522,700
530,000	New York City Water and Sewer System, Series CC-2 (RB) 5.00%, 12/15/21 (c)	565,579
125,000	New York State Dormitory Authority, Columbia University (RB) 5.00%, 10/01/24	149,871
240,000	New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 07/01/25	283,260
300,000	New York State Dormitory Authority, New York City Issue, Series 1 (RB) (SAW) 5.00%, 01/15/23	330,570
110,000	New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/24	130,471
	New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
250,000	5.00%, 10/01/22	273,185
365,000	5.00%, 10/01/23	413,556
385,000	5.00%, 10/01/25	464,976
300,000	New York State Dormitory Authority, School Districts Bond Financing Program, Series B (RB) 5.00%, 10/01/24	352,593
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/23	1,120,880
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
770,000	5.00%, 02/15/22	826,210
815,000	5.00%, 02/15/23	913,517
1,000,000	5.00%, 02/15/25	1,210,250
350,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 03/15/25	424,805
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
155,000	5.00%, 03/15/22	166,929
445,000	5.00%, 03/15/23	500,919
100,000	5.00%, 03/15/24	117,235
100,000	New York State Dormitory Authority, State Sales Tax, Series B (RB) 5.00%, 03/15/23	112,566
	New York State Dormitory Authority, State Sales Tax, Series C (RB)
155,000	5.00%, 03/15/24	181,714
775,000	5.00%, 03/15/25	941,834
495,000	New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	619,408
500,000	New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/25	599,635
250,000	New York State Housing Finance Agency, Series I (RB) (SAW) 1.75%, 02/01/22 (c)	253,673
165,000	New York State Thruway Authority, Series L (RB) 5.00%, 01/01/24	189,019
790,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/23	887,723
500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/22	536,400
320,000	Utility Debt Securitization Authority, Series B (RB) 5.00%, 12/15/22 (c)	356,230
		31,373,460
North Carolina: 1.7%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB)
115,000	4.00%, 01/15/23	124,432
105,000	5.00%, 01/15/22	111,678
340,000	City of Charlotte, Water and Sewer System (RB) 5.00%, 07/01/22	371,824
290,000	County of Durham (GO) 4.00%, 10/01/24	335,826
150,000	Mecklenburg County, Series A (GO) 5.00%, 09/01/21	157,929
350,000	Mecklenburg County, Series B (GO) 5.00%, 12/01/21	372,799
665,000	State of North Carolina, Department of State Treasurer, Series B 5.00%, 06/01/25	817,132
500,000	State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/23	560,660
500,000	State of North Carolina, Series A (GO) 5.00%, 06/01/24	592,420
		3,444,700
Ohio: 3.8%
530,000	American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/23	593,197
260,000	City of Cleveland, Airport System Revenue, Series B (RB) (AGM) 5.00%, 01/01/23	285,095
	County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
130,000	5.00%, 08/01/21	135,448
100,000	5.00%, 08/01/25	119,733
	County of Hamilton, Sales Tax, Series A (RB)
100,000	5.00%, 12/01/21	106,279
500,000	5.00%, 12/01/25	609,505
155,000	Hamilton County, Sales Tax Revenue, Series A (RB) 5.00%, 12/01/23	177,756
200,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/24	236,714
1,325,000	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/25	1,580,513
100,000	State of Ohio, Common School, Series B (GO) 5.00%, 09/15/25	124,019
560,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 5.00%, 12/01/23	639,223
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	217,122
675,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	749,277
1,000,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	1,134,100
930,000	State of Ohio, Infrastructure Improvement, Series C (GO) 5.00%, 09/01/21	979,048
115,000	State of Ohio, Miami University (RB) 5.00%, 09/01/25	141,659
		7,828,688
Oklahoma: 0.9%
	Oklahoma County Independent School District No. 89, Series A (GO)
500,000	0.05%, 07/01/22	497,815
450,000	1.25%, 07/01/24	461,889
500,000	Oklahoma Development Finance Authority, Integris Obligated Group, Series A (RB) 5.00%, 08/15/22	542,320
350,000	Tulsa Public Facilities Authority (RB) 3.00%, 06/01/25	386,029
		1,888,053
Oregon: 0.2%
365,000	State of Oregon, Series A (GO) 5.00%, 05/01/22	396,182
Pennsylvania: 4.7%
300,000	Allegheny County Hospital Development Authority, Series A (RB) 5.00%, 07/15/25	358,902
385,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 12/01/22	425,787
500,000	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB) 5.00%, 08/01/21	520,195
	City of Philadelphia, Series A (GO)
200,000	5.00%, 08/01/24	234,316
245,000	5.00%, 08/01/25	296,274
300,000	5.00%, 08/01/25	362,784
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	339,735
250,000	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	280,155
100,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 09/15/23	114,458
	Commonwealth of Pennsylvania, Second Series (GO)
380,000	5.00%, 01/15/22	406,000
590,000	5.00%, 09/15/22	648,333
370,000	5.00%, 01/15/23	412,198
	Delaware River Port Authority, Series B (RB)
350,000	5.00%, 01/01/25	418,001
1,170,000	5.00%, 01/01/26	1,441,381
270,000	Lancaster County Hospital Authority, University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/22	293,884
330,000	Lehigh County Industrial Development Authority, PPL Electric Utilities Corp. Project, Series B (RB) 1.80%, 08/15/22 (p)	334,811
500,000	Montgomery County, Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	565,335
150,000	Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	171,756
310,000	Pennsylvania Economic Development Financing Authority, UPMC (RB) 5.00%, 03/15/24	356,261
	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB)
175,000	5.00%, 06/15/23	197,514
100,000	5.00%, 06/15/25	120,563
	Pennsylvania State University, Series B (RB)
315,000	5.00%, 09/01/21	331,475
350,000	5.00%, 09/01/22	384,818
400,000	Philadelphia Authority for Industrial Development (RB) 5.00%, 10/01/24	457,904
	School District of Philadelphia, Series F (GO) (SAW)
100,000	5.00%, 09/01/22	109,138
120,000	5.00%, 09/01/24	141,083
115,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/23	129,700
		9,852,761
Rhode Island: 0.6%
235,000	Rhode Island Commerce Corp., Department of Transportation, Series A (RB) 5.00%, 06/15/22	254,594
1,000,000	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB) 5.00%, 05/15/23	1,099,800
		1,354,394
South Carolina: 1.8%
510,000	County of Charleston, Series C (GO) (SAW) 5.00%, 11/01/24	614,050
500,000	County of York (GO) (SAW) 5.00%, 04/01/24	588,355
1,500,000	Patriots Energy Group Financing Agency, Series A (RB) 4.00%, 11/01/23 (c) (p)	1,659,990
350,000	State of South Carolina, Series B (GO) (SAW) 5.00%, 04/01/24	411,848
330,000	York County, South Carolina Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	370,946
		3,645,189
Tennessee: 0.9%
200,000	Metropolitan Government of Nashville and Davidson County (GO) 5.00%, 07/01/24	237,306
450,000	Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB) 5.00%, 05/01/26	547,699
500,000	Tennergy Corp., Series A (RB) 5.00%, 07/01/24 (c) (p)	583,500
560,000	Tennessee Energy Acquisition Corp., Series A (RB) 4.00%, 02/01/23 (c) (p)	606,687
		1,975,192
Texas: 8.3%
300,000	Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	337,155
725,000	Bexar County Hospital District (GO) 5.00%, 02/15/24	844,625
250,000	Board of Regents of the University of North Texas System, Series A (RB) 5.00%, 04/15/22	270,188
	City of Austin, Water and Wastewater System (RB)
200,000	5.00%, 05/15/22	217,354
290,000	5.00%, 11/15/22	321,685
105,000	City of Fort Worth (GO) 5.00%, 03/01/24	122,739
350,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/23	392,945
250,000	City of Houston, Airport System, Series D (RB) 5.00%, 07/01/24	292,475
250,000	City of Houston, Public Improvement, Series A (GO) 5.00%, 03/01/22	269,108
250,000	City of Houston, Series A (GO) 5.00%, 03/01/23	280,743
500,000	City of San Antonio, General Improvement (GO) 5.00%, 08/01/25	615,405
	Colorado River Municipal Water District (RB)
115,000	5.00%, 01/01/24	133,431
405,000	5.00%, 01/01/26	503,083
150,000	Conroe Independent School District (GO) 5.00%, 02/15/23	168,293
125,000	Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/24	145,961
375,000	Dallas County, Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	429,540
150,000	Fort Worth Independent School District (GO) 5.00%, 02/15/24	175,328
320,000	Harris County, Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB) 5.00%, 11/15/23	360,797
500,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/24	587,205
320,000	Harris County, Series A (GO) 5.00%, 10/01/22	353,248
	Houston Independent School District, Limited Tax School House (GO)
440,000	5.00%, 02/15/22	472,754
155,000	5.00%, 02/15/24	180,873
	Houston Independent School District, Limited Tax School House, Series A (GO)
650,000	5.00%, 02/15/23	728,916
165,000	5.00%, 02/15/24	192,542
250,000	Judson Independent School District (GO) 5.00%, 02/01/25	302,615
290,000	Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/24	346,043
160,000	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	181,498
150,000	North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/25	178,782
500,000	North Texas Tollway Authority, First Tier, Series B (RB) 5.00%, 01/01/25 (c)	596,420
390,000	Northwest Independent School District, Series B (GO) 5.00%, 02/15/23	437,455
425,000	Plano Independent School District (GO) 5.00%, 02/15/22	456,637
	Port of Houston Authority of Harris County, Series A-2
500,000	5.00%, 10/01/24	598,270
500,000	5.00%, 10/01/25	619,320
200,000	San Antonio Independent School District (GO) 5.00%, 02/15/25	242,014
430,000	State of Texas, Water Infrastructure Fund, Series B-2 (GO) 5.00%, 08/01/24 (c)	511,838
500,000	State of Texas, Water Infrastructure Fund, Series B-3 (GO) 5.00%, 08/01/25	616,240
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB)
250,000	5.00%, 02/15/24	288,860
250,000	5.00%, 02/15/25	298,903
710,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 10/01/23	818,431
315,000	Texas Transportation Commission, State Highway Fund, First Tier, Series B (RB) 4.00%, 10/01/21 (p)	325,965
	Texas Water Development Board (RB)
350,000	5.00%, 08/01/23	400,953
225,000	5.00%, 08/01/25	277,308
340,000	Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	384,662
345,000	Trinity River Authority, Regional Wastewater System (RB) 3.00%, 08/01/22	364,758
360,000	University of Texas, Series D (RB) 5.00%, 08/15/21	378,205
275,000	University of Texas, Series H (RB) 5.00%, 08/15/23	315,356
		17,336,926
Utah: 1.1%
	State of Utah (GO)
500,000	5.00%, 07/01/23	570,780
290,000	5.00%, 07/01/25	358,011
100,000	University of Utah, Series A (RB) 5.00%, 08/01/23	114,525
1,000,000	Utah County, IHC Health Services, Inc., Series B-1 (RB) 5.00%, 02/01/24 (c) (p)	1,179,110
		2,222,426
Virginia: 2.5%
240,000	City of Alexandria, Series C (GO) (SAW) 5.00%, 07/01/23	274,126
125,000	City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/25	151,565
1,000,000	County of Chesterfield, Series B (GO) (SAW) 5.00%, 01/01/23	1,117,650
125,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/24	145,989
1,000,000	Louisa Industrial Development Authority, Virginia Electric and Power Company Project, Series A (RB) (SAW) 1.90%, 06/01/23 (p)	1,036,050
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22	268,215
135,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 5.00%, 02/01/24	157,760
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	280,358
125,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB) 5.00%, 09/01/22	137,435
	Virginia Commonwealth Transportation Board (RB)
150,000	5.00%, 09/15/22	165,470
400,000	5.00%, 09/15/23	460,528
325,000	5.00%, 09/15/24	388,732
175,000	Virginia Commonwealth Transportation Board, Series C (RB) 5.00%, 05/15/23	198,693
	Virginia Public Building Authority, Series A (RB)
160,000	5.00%, 08/01/23	183,448
120,000	5.00%, 08/01/24	143,209
		5,109,228
Washington: 1.7%
100,000	County of King (GO) 5.00%, 07/01/24	118,610
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
465,000	5.00%, 07/01/22	507,864
100,000	5.00%, 07/01/23	113,999
455,000	5.00%, 07/01/24	539,675
100,000	State of Washington, Certificates of Participation, State and Local Agency Real and Personal Property, Series A (CP) 5.00%, 07/01/21	104,448
200,000	State of Washington, Series D (GO) 5.00%, 02/01/24	233,642
750,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/24	893,400
1,000,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series B-1 (RB) 5.00%, 02/01/24 (c) (p)	1,133,540
		3,645,178
West Virginia: 0.2%
410,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/23	469,655
Wisconsin: 1.9%
545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	589,521
	City of Milwaukee, Series N2 (GO)
100,000	4.00%, 03/01/23	109,351
750,000	4.00%, 03/01/25	870,480
	City of Milwaukee, Series N4 (GO)
225,000	5.00%, 04/01/24	261,621
125,000	5.00%, 04/01/25	150,384
	State of Wisconsin, Series 1 (GO)
125,000	5.00%, 11/01/21	132,631
210,000	5.00%, 11/01/21	222,821
500,000	5.00%, 11/01/22	554,900
310,000	5.00%, 05/01/25 (c)	379,815
500,000	Wisconsin Department of Transportation, Series 1 (RB) 5.00%, 07/01/21	522,285
120,000	Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	142,643
		3,936,452
Total Municipal Bonds: 98.4% (Cost: $198,591,416)		204,733,421
Other assets less liabilities: 1.6%		3,351,703
NET ASSETS: 100.0%		$208,085,124

Definitions:

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector	% of Investments	Value
Education	5.1%	$10,514,726
Health Care	7.9	16,155,498
Housing	0.4	896,195
Industrial Revenue	7.6	15,588,207
Leasing	5.8	11,832,930
Local	16.4	33,543,743
Power	3.1	6,259,328
Special Tax	10.9	22,239,564
State	20.1	41,245,536
Tobacco	1.7	3,468,351
Transportation	14.4	29,445,704
Water & Sewer	6.6	13,543,639
	100.0%	$204,733,421

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Diversified Financials: 100%
788,363	Apollo Investment Corp. †	$7,465,798
2,250,655	Ares Capital Corp. †	31,734,235
438,827	Bain Capital Specialty Finance, Inc. †	4,418,988
388,390	Barings BDC, Inc.	2,955,648
866,376	BlackRock Capital Investment Corp. †	2,200,595
766,871	BlackRock TCP Capital Corp.	7,538,342
207,869	Capital Southwest Corp. †	2,766,736
301,704	Fidus Investment Corp.	2,612,757
659,067	FS KKR Capital Corp. †	10,479,165
414,091	Gladstone Capital Corp. †	3,002,160
438,740	Gladstone Investment Corp.	4,040,795
450,527	Goldman Sachs BDC, Inc. †	6,839,000
871,483	Golub Capital BDC, Inc. †	10,309,644
966,143	Hercules Capital, Inc. †	10,666,219
345,530	Main Street Capital Corp. †	10,473,014
978,439	New Mountain Finance Corp. †	8,796,166
260,890	Newtek Business Services Corp. †	4,886,470
1,628,022	Oaktree Specialty Lending Corp.	7,374,940
1,369,412	Owl Rock Capital Corp.	16,775,297
488,973	PennantPark Floating Rate Capital Ltd. †	4,053,586
890,042	PennantPark Investment Corp.	2,714,628
1,939,248	Prospect Capital Corp. †	9,715,632
516,066	Sixth Street Specialty Lending, Inc. †	8,793,765
448,819	Solar Capital Ltd.	7,257,403
747,512	TCG BDC, Inc.	6,084,748
383,672	TriplePoint Venture Growth BDC Corp. †	4,178,188
Total Common Stocks (Cost: $259,059,787)		198,133,919
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 11.7% (Cost: $23,184,501)
Money Market Fund: 11.7%
23,184,501	State Street Navigator Securities Lending Government Money Market Portfolio	23,184,501
Total Investments: 111.7% (Cost: $282,244,288)		221,318,420
Liabilities in excess of other assets: (11.7)%		(23,104,375)
NET ASSETS: 100.0%		$198,214,045

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $54,476,686.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financial	100.0%	$198,133,919

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.7% (a)
128,508	AllianceBernstein National Municipal Income Fund, Inc.	$1,779,836
52,168	BlackRock Investment Quality Municipal Trust, Inc.	877,987
45,939	BlackRock Long-Term Municipal Advantage Trust	582,507
189,431	BlackRock Muni Intermediate Duration Fund, Inc.	2,693,709
105,386	BlackRock MuniAssets Fund, Inc.	1,501,751
303,929	BlackRock Municipal 2030 Target Term Trust	7,531,361
44,723	BlackRock Municipal Bond Trust	722,724
116,453	BlackRock Municipal Income Quality Trust	1,688,569
154,493	BlackRock Municipal Income Trust	2,269,502
68,010	BlackRock Municipal Income Trust II	1,060,956
129,352	BlackRock MuniEnhanced Fund, Inc.	1,532,821
62,751	BlackRock MuniHoldings Fund, Inc.	994,603
169,075	BlackRock MuniHoldings Investment Quality Fund	2,321,400
99,790	BlackRock MuniHoldings Quality Fund II, Inc.	1,309,245
57,368	BlackRock MuniHoldings Quality Fund, Inc.	748,652
94,413	BlackRock MuniVest Fund II, Inc.	1,351,050
288,530	BlackRock MuniVest Fund, Inc.	2,556,376
201,547	BlackRock MuniYield Fund, Inc.	2,857,937
48,031	BlackRock MuniYield Investment Fund	662,348
99,273	BlackRock MuniYield Quality Fund II, Inc.	1,326,287
335,755	BlackRock MuniYield Quality Fund III, Inc.	4,549,480
106,372	BlackRock MuniYield Quality Fund, Inc.	1,721,099
62,774	BNY Mellon Municipal Bond Infrastructure Fund, Inc.	861,259
71,909	BNY Mellon Municipal Income, Inc.	622,013
217,507	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,642,178
215,240	BNY Mellon Strategic Municipals, Inc.	1,812,321
196,995	DWS Municipal Income Trust	2,245,743
282,804	Eaton Vance Municipal Bond Fund	3,744,325
32,314	Eaton Vance Municipal Income 2028 Term Trust	698,306
176,065	Eaton Vance Municipal Income Trust	2,278,281
66,666	Eaton Vance National Municipal Opportunities Trust	1,354,320
198,687	Invesco Advantage Municipal Income Trust II	2,167,675
140,135	Invesco Municipal Income Opportunities Trust	1,039,802
298,735	Invesco Municipal Opportunity Trust	3,707,301
244,414	Invesco Municipal Trust	3,035,622
236,378	Invesco Quality Municipal Income Trust	2,952,361
242,360	Invesco Trust for Investment Grade Municipals	3,087,666
231,221	Invesco Value Municipal Income Trust	3,493,749
70,367	MainStay MacKay DefinedTerm Municipal Opportunities Fund	1,487,558
135,183	MFS High Income Municipal Trust	671,860
202,694	MFS Municipal Income Trust	1,343,861
56,655	Neuberger Berman Municipal Fund, Inc.	884,101
789,399	Nuveen AMT-Free Municipal Credit Income Fund	12,543,550
67,277	Nuveen AMT-Free Municipal Value Fund	1,098,633
879,013	Nuveen AMT-Free Quality Municipal Income Fund	12,780,849
103,128	Nuveen Enhanced Municipal Value Fund	1,550,014
162,921	Nuveen Intermediate Duration Municipal Term Fund	2,166,849
45,246	Nuveen Intermediate Duration Quality Municipal Term Fund	646,113
614,290	Nuveen Municipal Credit Income Fund	9,386,351
168,745	Nuveen Municipal Credit Opportunities Fund	2,171,748
205,455	Nuveen Municipal High Income Opportunity Fund	2,785,970
700,112	Nuveen Municipal Value Fund, Inc.	7,407,185
864,634	Nuveen Quality Municipal Income Fund	12,666,888
55,458	Nuveen Select Tax-Free Income Portfolio	896,201
59,414	Nuveen Select Tax-Free Income2 Portfolio	902,499
81,603	PIMCO Municipal Income Fund III	944,147
118,506	Pioneer Municipal High Income Advantage Trust	1,332,007
112,249	Pioneer Municipal High Income Trust	1,346,988
169,229	Putnam Managed Municipal Income Trust	1,314,909
117,586	Putnam Municipal Opportunities Trust	1,587,411
194,006	Western Asset Managed Municipals Fund, Inc.	2,434,775
41,585	Western Asset Municipal Defined Opportunity Trust, Inc.	850,413
Total Closed-End Funds (Cost: $155,863,479)		158,584,002
Other assets less liabilities: 0.3%		437,631
NET ASSETS: 100.0%		$159,021,633

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.

Summary of Investments by Sector	% of Investments	Value
Financials	100.0%	$158,584,002

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 75.3%
Consumer, Cyclical: 2.4%
CNY	600,000	Beijing Automotive Group Co. Ltd. 4.48%, 10/19/23	$88,070
	500,000	Sinochem International Corp. 3.61%, 06/06/21	71,969
			160,039
Consumer, Non-cyclical: 4.7%
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	169,760
	1,000,000	Port of Dalian Corp. 3.94%, 11/26/20	143,657
			313,417
Energy: 5.9%
	1,200,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	177,310
	1,500,000	PetroChina Co. Ltd. 3.50%, 01/19/26	213,718
			391,028
Financial: 38.0%
	1,000,000	China Chengtong Holdings Group Ltd. 4.67%, 07/10/21	145,453
		China Development Bank Corp.
	1,997,000	3.87%, 08/01/23	294,459
	3,400,000	3.91%, 04/06/22	497,385
	1,000,000	4.59%, 08/01/38	155,405
		China Fortune Land Development Co. Ltd.
	1,000,000	5.10%, 10/20/22	143,472
	1,000,000	7.00%, 03/03/21	145,354
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	151,492
	1,000,000	China Overseas Enterprise Development Group Co. Ltd. 3.85%, 11/19/22	143,759
	500,000	Dalian Wanda Commercial Management Group Co. Ltd. 4.70%, 07/27/21	71,846
		Financial Street Holdings Co. Ltd.
	700,000	4.24%, 08/31/22	100,467
	1,000,000	4.74%, 08/20/21	145,856
	2,000,000	Guangzhou R&F Properties Co. Ltd. 6.58%, 12/04/22	279,640
	1,000,000	Seazen Holdings Co. Ltd. 5.90%, 03/20/24	144,232
	800,000	Wuxi Guolian Development Group Co. Ltd. 4.88%, 05/09/23	118,357
			2,537,177
Industrial: 18.8%
	1,000,000	China Merchants Expressway Network & Technology Holdings Co. Ltd. 4.78%, 08/07/22	147,366
	1,248,200	China Railway Corp. 4.63%, 08/25/21	182,111
	1,500,000	Guangzhou Metro Group Co. Ltd. 4.84%, 08/09/27	221,372
	500,000	Hubei Provincial Communications Investment Group Co. Ltd. 6.68%, 03/27/24	78,662
	1,500,000	Nanchang Municipal Public Investment Holding Group Co. Ltd. 3.23%, 08/22/23	215,330
	1,000,000	Power Construction Corp. of China Ltd. 5.20%, 10/29/22	148,785
	810,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23 #	119,992
	1,000,000	Xiamen C&D Corp. Ltd. 4.14% (ChinaBond Government Security Yield Curve 3Y YTM +4.29%), 12/17/22	143,830
			1,257,448
Utilities: 5.5%
	1,000,000	Huaneng Power International, Inc. 5.17% (ChinaBond Government Security Yield Curve 5Y YTM+5.02%), 09/25/22	147,669
	1,500,000	State Grid Corp. of China 5.14%, 12/08/21	221,018
			368,687
Total Corporate Bonds (Cost: $5,141,069)			5,027,796
GOVERNMENT OBLIGATIONS: 19.2%
		China Government Bonds
	1,569,000	3.27%, 08/22/46	209,155
	500,000	3.27%, 08/22/46	66,652
	5,347,000	3.40%, 04/17/23	782,291
	1,541,000	4.26%, 07/31/21	225,653
Total Government Obligations (Cost: $1,387,797)			1,283,751
Total Investments: 94.5% (Cost: $6,528,866)			6,311,547
Other assets less liabilities: 5.5%			368,401
NET ASSETS: 100.0%			$6,679,948

Definitions:

CNY	Chinese Yuan

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $119,992 which represents 1.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer, Cyclical	2.5%	$160,039
Consumer, Non-cyclical	5.0	313,417
Energy	6.2	391,028
Financial	40.2	2,537,177
Government	20.3	1,283,751
Industrial	19.9	1,257,448
Utilities	5.9	368,687
	100.0%	$6,311,547

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 34.4%
Argentina: 0.1%
USD	25,000	YPF SA Reg S 8.50%, 07/28/25	$20,425

Austria: 1.1%
	64,000	JBS Investments GmbH Reg S 6.25%, 02/05/23	64,704
	100,000	Suzano Austria GmbH 6.00%, 01/15/29	111,450
			176,154
Bermuda: 0.7%
		Digicel Group 0.5 Ltd. 144A
	15,316	7.00% 12/31/99	2,068
	10,243	8.00% 04/01/25	3,534
	100,000	Ooredoo International Finance Ltd. Reg S 3.25%, 02/21/23	105,060
			110,662
Brazil: 1.0%
		Banco do Brasil SA Reg S
	50,000	5.88%, 01/26/22	52,471
	50,000	8.50% (US Treasury Yield Curve Rate T 10 Year+7.78%), 10/20/20 (o)	50,715
	50,000	Itau Unibanco Holding SA Reg S 5.13%, 05/13/23	52,907
			156,093
British Virgin Islands: 2.7%
	100,000	China Cinda Finance I Ltd. Reg S 4.25%, 04/23/25	111,071
	57,000	CNOOC Finance Ltd. Reg S 3.88%, 05/02/22	59,811
	25,000	Gerdau Trade, Inc. Reg S 4.88%, 10/24/27	26,625
	200,000	Huarong Finance II Co. Ltd. Reg S 5.50%, 01/16/25	225,815
			423,322
Canada: 0.3%
	50,000	First Quantum Minerals Ltd. 144A 7.50%, 04/01/25	50,563

Cayman Islands: 4.7%
	100,000	Alibaba Group Holding Ltd. 144A 3.60%, 11/28/24	110,770
	75,000	CK Hutchison International 17 Ltd. Reg S 2.88%, 04/05/22	76,937
	50,000	Comunicaciones Celulares SA Reg S 6.88%, 02/06/24	51,380
	75,000	Hutchison Whampoa International 11 Ltd. Reg S 4.63%, 01/13/22	78,666
	100,000	Saudi Electricity Global Sukuk Co. 2 144A 3.47%, 04/08/23	105,595
	200,000	Swire Pacific MTN Financing Ltd. Reg S 4.50%, 10/09/23	217,952
	75,000	Vale Overseas Ltd. 6.88%, 11/21/36	102,656
			743,956
China / Hong Kong: 0.7%
	100,000	Bank of China Ltd. Reg S 5.00%, 11/13/24	112,458

Colombia: 0.9%
	100,000	Bancolombia SA 4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/27 †	97,869
	40,000	Ecopetrol SA 5.38%, 06/26/26	44,325
			142,194
Curacao: 0.1%
	10,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	9,922

Czech Republic: 0.4%
EUR	50,000	CEZ AS Reg S 4.88%, 04/16/25	71,362

France: 0.4%
	50,000	mFinance France SA Reg S 2.00%, 11/26/21	60,151
India: 2.4%
USD	50,000	ICICI Bank Ltd. Reg S 4.00%, 03/18/26	52,595
	200,000	Reliance Industries Ltd. 144A 4.13%, 01/28/25	219,347
	100,000	State Bank of India 144A 4.88%, 04/17/24	110,044
			381,986
Indonesia: 1.2%
	70,000	Pertamina Persero PT 144A 4.30%, 05/20/23	74,903
	100,000	Perusahaan Listrik Negara PT Reg S 4.13%, 05/15/27	109,356
			184,259
Ireland: 0.8%
EUR	100,000	Vnesheconombank Via VEB Finance Plc Reg S 4.03%, 02/21/23	126,084
Luxembourg: 2.2%
		Gaz Capital SA Reg S
USD	100,000	6.51%, 03/07/22	107,418
	60,000	8.63%, 04/28/34	92,100
	100,000	Gazprom PJSC Via Gaz Capital SA Reg S 7.29%, 08/16/37	144,404
			343,922
Malaysia: 0.7%
	100,000	Petronas Capital Ltd. Reg S 7.88%, 05/22/22	111,962
Mexico: 4.3%
	125,000	America Movil SAB de CV 6.13%, 03/30/40	191,199
	100,000	Cemex SAB de CV 144A 5.70%, 01/11/25	101,011
	50,000	Comision Federal de Electricidad Reg S 4.88%, 01/15/24	53,182
		Petróleos Mexicanos
	75,000	6.50%, 03/13/27	71,548
	50,000	6.50%, 06/02/41	40,390
	64,000	6.63%, 06/15/38	52,915
	50,000	6.75%, 09/21/47	40,714
EUR	110,000	Petróleos Mexicanos Reg S 5.50%, 02/24/25	132,314
			683,273
Netherlands: 3.2%
USD	100,000	Lukoil International Finance BV Reg S 6.66%, 06/07/22	108,955
	75,000	MDGH - GMTN BV Reg S 5.50%, 03/01/22	80,556
	50,000	Metinvest BV 144A 7.75%, 04/23/23	49,629
		Petrobras Global Finance BV
	12,000	4.38%, 05/20/23 †	12,435
	50,000	6.00%, 01/27/28	55,155
	60,000	6.75%, 01/27/41	65,583
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV Reg S 1.13%, 10/15/24	106,205
		Teva Pharmaceutical Finance Netherlands III BV
USD	20,000	2.80%, 07/21/23	19,435
	20,000	3.15%, 10/01/26	18,297
			516,250
Peru: 0.8%
	125,000	Banco de Credito del Peru Reg S 4.25%, 04/01/23	132,931

Saudi Arabia: 0.6%
	75,000	Saudi Arabian Oil Co 144A 4.25%, 04/16/39	90,396

Turkey: 0.9%
	50,000	Turkiye Garanti Bankasi AS Reg S 5.25%, 09/13/22	49,462
	100,000	Yapi ve Kredi Bankasi AS 144A 6.10%, 03/16/23 †	98,025
			147,487
United Arab Emirates: 1.7%
	100,000	DP World Ltd. Reg S 6.85%, 07/02/37	133,519
EUR	100,000	Emirates Telecommunications Group Co. PJSC Reg S 2.75%, 06/18/26	132,659
			266,178
United Kingdom: 1.6%
		Anglo American Capital Plc Reg S
USD	50,000	3.63%, 09/11/24	53,467
	50,000	4.75%, 04/10/27	57,610
	50,000	AngloGold Ashanti Holdings Plc 5.13%, 08/01/22 †	53,117
	25,000	DTEK Finance Plc 10.75%, 12/31/24 (d) *	15,697
	100,000	Vedanta Resources Plc Reg S 6.38%, 07/30/22	72,250
			252,141
United States: 0.9%
	100,000	DAE Funding LLC Reg S 5.00%, 08/01/24 †	92,875
	35,000	Southern Copper Corp. 7.50%, 07/27/35	52,203
			145,078
Total Corporate Bonds (Cost: $5,112,990)			5,459,209
GOVERNMENT OBLIGATIONS: 63.9%
Angola: 0.3%
	50,000	Angolan Government International Bond 144A 8.25%, 05/09/28	42,615

Argentina: 0.4%
EUR	120,000	Provincia de Buenos Aires Reg S 4.00%, 05/15/35	59,448

Bahrain: 0.8%
		Bahrain Government International Bonds 144A
USD	64,000	6.13%, 08/01/23	68,355
	50,000	6.75%, 09/20/29	55,497
			123,852
Brazil: 4.8%
		Brazil Government International Bonds
	25,000	4.25%, 01/07/25	26,977
	25,000	5.00%, 01/27/45	26,601
	50,000	7.13%, 01/20/37	64,465
		Brazil Letras do Tesouro Nacional
BRL	240,000	0.00%, 04/01/21 ^	45,487
	220,000	0.00%, 07/01/21 ^	41,431
	340,000	0.00%, 10/01/21 ^	63,481
	270,000	0.00%, 01/01/22 ^	49,936
	180,000	0.00%, 07/01/22 ^	32,533
	370,000	0.00%, 07/01/23 ^	62,860
	150,000	0.00%, 01/01/24 ^	24,652
		Brazil Notas do Tesouro Nacional, Series F
	515,000	10.00%, 01/01/23	113,656
	420,000	10.00%, 01/01/25	96,537
	290,000	10.00%, 01/01/27	67,687
	175,000	10.00%, 01/01/29	41,554
			757,857
Cayman Islands: 0.7%
		KSA Sukuk Ltd. 144A
	USD 50,000	2.89%, 04/20/22	51,718
	50,000	3.63%, 04/20/27	55,986
			107,704
Chile: 2.4%
		Bonos de la Tesoreria de la Republica de Chile
CLP	25,000,000	4.50%, 03/01/26	38,875
	25,000,000	5.00%, 03/01/35	41,999
	20,000,000	6.00%, 01/01/43	39,537
	100,000	Chile Government International Bond 3.13%, 03/27/25	110,625
EUR	100,000	Corp. Nacional del Cobre de Chile Reg S 2.25%, 07/09/24	124,765
USD	25,000	Empresa Nacional del Petroleo Reg S 4.75%, 12/06/21 †	25,901
			381,702
China / Hong Kong: 0.8%
CNY	100,000	China Government Bond 2.94%, 10/17/24	14,482
USD	100,000	Export-Import Bank of China Reg S 3.63%, 07/31/24	109,140
			123,622
Colombia: 2.4%
		Colombia Government International Bonds
	25,000	4.00%, 02/26/24	26,695
	50,000	5.00%, 06/15/45	61,840
	25,000	6.13%, 01/18/41	33,750
		Colombian TES
COP	132,200,000	6.00%, 04/28/28	37,167
	88,000,000	6.25%, 11/26/25	26,012
	170,000,000	7.00%, 05/04/22	48,885
	68,000,000	7.00%, 06/30/32	19,157
	158,100,000	7.50%, 08/26/26	49,088
	100,500,000	7.75%, 09/18/30	30,673
	139,400,000	10.00%, 07/24/24	46,473
			379,740
Croatia: 0.5%
USD	75,000	Croatia Government International Bond 144A 6.00%, 01/26/24	87,202

Czech Republic: 1.6%
		Czech Republic Government Bonds
CZK	510,000	0.25%, 02/10/27	22,271
	110,000	0.75%, 02/23/21	4,978
	370,000	1.25%, 02/14/25	17,139
	460,000	2.00%, 10/13/33	23,347
	430,000	2.75%, 07/23/29	22,615
		Czech Republic Government Bonds Reg S
	500,000	0.45%, 10/25/23	22,585
	420,000	0.95%, 05/15/30	19,037
	380,000	1.00%, 06/26/26	17,410
	440,000	2.40%, 09/17/25	21,617
	440,000	2.50%, 08/25/28	22,460
USD	50,000	Czech Republic International Bond Reg S
		3.88%, 05/24/22	63,665
			257,124
Dominican Republic: 0.3%
		Dominican Republic International Bonds Reg S
	25,000	5.95%, 01/25/27	26,614
	25,000	6.85%, 01/27/45	26,563
			53,177
Ecuador: 0.3%
	50,000	Ecuador Government International Bonds 144A 7.95%, 06/20/24	27,750
	50,000	Ecuador Government International Bonds Reg S 7.88%, 01/23/28	25,250
			53,000
Egypt: 0.3%
	50,000	Egypt Government International Bond 144A 7.50%, 01/31/27	52,434

El Salvador: 0.2%
	30,000	El Salvador Government International Bond Reg S 7.65%, 06/15/35	27,000
Hungary: 1.8%
		Hungary Government Bonds
HUF	7,400,000	1.75%, 10/26/22	26,015
	2,600,000	2.50%, 10/27/21	9,155
	3,070,000	2.50%, 10/24/24	11,175
	5,500,000	3.00%, 06/26/24	20,292
	7,450,000	3.00%, 10/27/27	27,972
	6,520,000	5.50%, 06/24/25	27,041
	6,600,000	6.00%, 11/24/23	26,343
	6,100,000	7.00%, 06/24/22	23,491
USD	100,000	Hungary Government International Bond 5.38%, 03/25/24	115,128
			286,612
Indonesia: 5.5%
		Indonesia Government International Bonds Reg S
	75,000	7.75%, 01/17/38	119,035
	100,000	8.50%, 10/12/35	163,515
		Indonesia Treasury Bonds
IDR	579,000,000	5.63%, 05/15/23	40,086
	712,000,000	6.13%, 05/15/28	46,963
	598,000,000	6.63%, 05/15/33	38,874
	635,000,000	7.00%, 05/15/22	45,102
	696,000,000	7.00%, 05/15/27	48,806
	560,000,000	7.00%, 09/15/30	38,932
	244,000,000	8.13%, 05/15/24	18,039
	550,000,000	8.25%, 05/15/29	41,171
	345,000,000	8.25%, 06/15/32	25,361
	425,000,000	8.25%, 05/15/36	31,363
	610,000,000	8.38%, 03/15/24	45,407
	559,000,000	8.38%, 09/15/26	42,205
	628,000,000	8.38%, 03/15/34	46,803
	268,000,000	8.75%, 05/15/31	20,563
	480,000,000	9.00%, 03/15/29	37,203
	214,000,000	10.50%, 08/15/30	18,259
			867,687
Israel: 2.5%
		Israel Government Bonds
ILS	120,000	1.75%, 08/31/25	38,408
	110,000	2.00%, 03/31/27	35,899
	100,000	3.75%, 03/31/24	33,557
	125,000	4.25%, 03/31/23	41,300
	130,000	5.50%, 01/31/22	42,400
	90,000	5.50%, 01/31/42	47,789
	100,000	6.25%, 10/30/26	41,417
		Israel Government International Bonds
USD	50,000	4.00%, 06/30/22	53,289
	50,000	4.50%, 01/30/43	66,621
			400,680
Jamaica: 0.4%
	50,000	Jamaica Government International Bond 6.75%, 04/28/28	58,325

Kazakhstan: 0.4%
	50,000	Kazakhstan Government International Bond Reg S 5.13%, 07/21/25	58,588

Kuwait: 0.3%
	40,000	Kuwait International Government Bond 144A 3.50%, 03/20/27	45,400

Malaysia: 3.8%
		Malaysia Government Bonds
MYR	85,000	3.42%, 08/15/22	20,668
	225,000	3.48%, 03/15/23	55,147
	50,000	3.50%, 05/31/27	12,721
	130,000	3.73%, 06/15/28	33,595
	70,000	3.80%, 09/30/22	17,184
	28,000	3.80%, 08/17/23	6,957
	180,000	3.84%, 04/15/33	46,426
	64,000	3.89%, 08/15/29	16,704
	175,000	3.89%, 03/15/27	45,431
	92,000	3.90%, 11/16/27	24,011
	60,000	3.91%, 07/15/26	15,495
	147,000	3.96%, 09/15/25	37,739
	125,000	4.06%, 09/30/24	31,826
	50,000	4.16%, 07/15/21	12,058
	123,000	4.18%, 07/15/24	31,360
	130,000	4.23%, 06/30/31	34,931
	125,000	4.39%, 04/15/26	32,965
	125,000	4.50%, 04/15/30	34,237
	60,000	4.64%, 11/07/33	16,642
	133,000	4.74%, 03/15/46	36,769
	130,000	4.76%, 04/07/37	36,457
	35,000	4.89%, 06/08/38	9,992
			609,315
Mexico: 5.6%
		Mexican Bonos
MXN	864,000	5.75%, 03/05/26	40,032
	776,000	6.50%, 06/10/21	35,521
	1,150,000	6.50%, 06/09/22	53,599
	1,110,000	7.25%, 12/09/21	51,776
	1,190,100	7.50%, 06/03/27	60,057
	546,000	7.75%, 05/29/31	28,186
	477,000	7.75%, 11/23/34	24,662
	762,000	7.75%, 11/13/42	38,299
	906,000	8.00%, 12/07/23	45,000
	787,000	8.00%, 09/05/24	39,609
	756,000	8.00%, 11/07/47	38,820
	1,170,000	8.50%, 05/31/29	62,978
	735,000	8.50%, 11/18/38	40,007
	1,095,000	10.00%, 12/05/24	59,161
	430,000	10.00%, 11/20/36	26,467
		Mexico Government International Bonds
USD	77,000	4.00%, 10/02/23	83,071
	75,000	4.75%, 03/08/44	85,522
	60,000	6.05%, 01/11/40	77,958
			890,725
Nigeria: 1.0%
NGN	18,470,000	Nigeria Government Bonds
		16.39%, 01/27/22	58,853
USD	100,000	Nigeria Government International Bond 144A
		6.50%, 11/28/27	95,545
			154,398
Oman: 0.7%
		Oman Government International Bonds 144A
	75,000	5.63%, 01/17/28	71,337
	50,000	6.75%, 01/17/48	44,530
			115,867
Panama: 0.3%
		Panama Government International Bonds
	20,000	3.88%, 03/17/28	23,222
	19,400	7.13%, 01/29/26	24,925
			48,147
Peru: 2.1%
		Peru Government Bonds
PEN	45,000	5.70%, 08/12/24	14,984
	90,000	6.35%, 08/12/28	31,349
	60,000	6.85%, 02/12/42	20,654
	60,000	6.90%, 08/12/37	21,095
	65,000	6.95%, 08/12/31	23,354
	55,000	8.20%, 08/12/26	20,771
		Peru Government Bonds Reg S 144A
	52,000	5.35%, 08/12/40	15,340
	44,000	5.40%, 08/12/34	13,623
	74,000	5.94%, 02/12/29	25,189
	70,000	6.15%, 08/12/32	23,568
		Peru Government International Bonds
USD	62,000	7.35%, 07/21/25	80,671
	25,000	8.75%, 11/21/33	43,774
			334,372
Philippines: 1.2%
		Philippine Government International Bonds
	50,000	5.00%, 01/13/37	68,137
	25,000	6.38%, 10/23/34	37,942
	25,000	9.50%, 02/02/30	42,065
	25,000	10.63%, 03/16/25	35,889
			184,033
Poland: 3.1%
		Republic of Poland Government Bonds
PLN	25,000	1.75%, 07/25/21	6,811
	140,000	2.25%, 04/25/22	38,959
	80,000	2.25%, 10/25/24	23,050
	154,000	2.50%, 01/25/23	43,736
	108,000	2.50%, 04/25/24	31,241
	175,000	2.50%, 07/25/26	51,427
	175,000	2.50%, 07/25/27	51,656
	130,000	2.75%, 04/25/28	39,078
	144,000	2.75%, 10/25/29	43,885
	130,000	3.25%, 07/25/25	39,256
	135,000	4.00%, 10/25/23	40,520
	100,000	5.75%, 10/25/21	28,684
	120,000	5.75%, 09/23/22	36,057
	50,000	5.75%, 04/25/29	18,614
			492,974
Qatar: 1.0%
USD	100,000	Qatar Government International Bond Reg S
		6.40%, 01/20/40	160,438

Romania: 1.7%
		Romania Government Bonds
RON	80,000	3.25%, 03/22/21	19,590
	60,000	3.25%, 04/29/24	14,528
	80,000	3.40%, 03/08/22	19,600
	80,000	4.75%, 02/24/25	20,450
	55,000	4.85%, 04/22/26	14,195
	55,000	5.00%, 02/12/29	14,463
	60,000	5.80%, 07/26/27	16,554
	70,000	5.85%, 04/26/23	18,187
	70,000	5.95%, 06/11/21	17,523
		Romanian Government International Bonds Reg S
EUR	25,000	2.75%, 10/29/25	31,890
	45,000	3.88%, 10/29/35	59,201
USD	25,000	4.88%, 01/22/24	27,667
			273,848
Russia: 3.5%
		Russian Federal Bonds
RUB	1,800,000	6.50%, 02/28/24	25,601
	1,690,000	6.90%, 05/23/29	24,549
	2,000,000	7.00%, 12/15/21	27,916
	1,200,000	7.00%, 08/16/23	17,256
	2,000,000	7.05%, 01/19/28	29,384
	2,300,000	7.10%, 10/16/24	33,590
	600,000	7.15%, 11/12/25	8,837
	1,500,000	7.25%, 05/10/34	22,420
	2,400,000	7.40%, 12/07/22	34,442
	1,410,000	7.40%, 07/17/24	20,735
	1,230,000	7.50%, 08/18/21	17,115
	1,200,000	7.60%, 07/20/22	17,135
	2,600,000	7.70%, 03/23/33	40,098
	2,100,000	7.75%, 09/16/26	31,962
	1,800,000	7.95%, 10/07/26	27,764
	2,080,000	8.15%, 02/03/27	32,358
	1,700,000	8.50%, 09/17/31	27,739
		Russian Foreign Bonds Reg S
USD	29,500	7.50%, 03/31/30 (s)	34,114
	45,000	12.75%, 06/24/28	77,923
			550,938
Saudi Arabia: 1.8%
	50,000	Saudi Government International Bonds 144A 4.50%, 10/26/46	63,501
	200,000	Saudi Government International Bonds Reg S 3.25%, 10/26/26	219,864
			283,365
South Africa: 3.4%
		Republic of South Africa Government Bonds
ZAR	493,000	6.25%, 03/31/36	19,240
	700,000	7.00%, 02/28/31	33,827
	550,000	7.75%, 02/28/23	34,666
	870,000	8.00%, 01/31/30	47,226
	600,000	8.25%, 03/31/32	30,670
	700,000	8.50%, 01/31/37	32,956
	720,000	8.75%, 01/31/44	32,951
	1,175,000	8.75%, 02/28/48	53,510
	550,000	8.88%, 02/28/35	27,634
	547,000	9.00%, 01/31/40	26,213
	1,050,000	10.50%, 12/21/26	70,601
		Republic of South Africa Government International Bonds
USD	50,000	4.30%, 10/12/28	47,170
	75,000	5.88%, 09/16/25	80,441
			537,105
Sri Lanka: 0.4%
		Sri Lanka Government International Bonds 144A
	50,000	5.75%, 04/18/23	40,751
	40,000	6.85%, 11/03/25	31,002
			71,753
Thailand: 3.7%
		Thailand Government Bonds
THB	1,300,000	1.88%, 06/17/22	42,800
	1,300,000	2.00%, 12/17/22	43,182
	1,400,000	2.13%, 12/17/26	48,197
	445,000	2.40%, 12/17/23	15,136
	634,000	2.88%, 12/17/28	23,099
	1,350,000	3.40%, 06/17/36	53,938
	1,033,000	3.63%, 06/16/23	36,030
	825,000	3.65%, 12/17/21	27,622
	1,300,000	3.65%, 06/20/31	51,360
	779,000	3.78%, 06/25/32	31,471
	1,250,000	3.85%, 12/12/25	46,417
	350,000	4.00%, 06/17/66	16,317
	1,000,000	4.68%, 06/29/44	47,977
	230,000	4.85%, 06/17/61	12,139
	1,400,000	4.88%, 06/22/29	58,647
	900,000	Thailand Government Bonds Reg S 4.26%, 12/12/37	39,701
			594,033
Turkey: 2.5%
		Turkey Government International Bonds
USD	75,000	5.75%, 05/11/47	59,667
	50,000	6.00%, 03/25/27	47,129
	90,000	6.88%, 03/17/36	83,593
TRY	100,000	7.10%, 03/08/23	12,796
USD	80,000	7.38%, 02/05/25	81,540
TRY	100,000	8.00%, 03/12/25	12,295
	100,000	9.20%, 09/22/21	14,131
	130,000	10.50%, 08/11/27	16,749
	118,000	10.60%, 02/11/26	15,838
	100,000	10.70%, 08/17/22	14,094
	130,000	11.00%, 03/02/22	18,535
	42,000	12.20%, 01/18/23	6,075
	110,000	12.40%, 03/08/28	15,518
			397,960
United Arab Emirates: 0.8%
		Abu Dhabi Government International Bonds 144A
USD	50,000	2.50%, 10/11/22	52,069
	65,000	3.13%, 10/11/27	72,886
			124,955
Uruguay: 0.6%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24	85,403
		Uruguay Government International Bonds Reg S
UYU	370,000	8.50%, 03/15/28	8,543
	300,000	9.88%, 06/20/22	7,176
			101,122
Total Government Obligations (Cost: $10,160,112)			10,149,117
Total Investments Before Collateral for Securities Loaned: 98.3% (Cost: $15,273,102)			15,608,326

Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $185,191)
Money Market Fund:1.2%
	185,191	State Street Navigator Securities Lending Government Money Market Portfolio	185,191
Total Investments: 99.5% (Cost: $15,458,293)			15,793,517
Other assets less liabilities: 0.5%			79,681
NET ASSETS: 100.0%			$15,873,198

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

*	Non-income producing
(d)	Security in default
(o)	Perpetual Maturity - the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $281,302.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,052,183, or 12.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	4.0%	$629,570
Communications	3.8	596,670
Consumer, Non-cyclical	2.3	352,082
Diversified	2.4	373,555
Energy	10.0	1,560,797
Financial	9.1	1,413,154
Government	65.0	10,149,117
Industrial	1.2	193,886
Utilities	2.2	339,495
	100.0%	$15,608,326

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 94.8%
Argentina: 3.2%
$353,651	Aeropuertos Argentina 2000 SA 144A 9.38% 02/01/27	$260,818
350,000	AES Argentina Generacion SA 144A 7.75%, 02/02/24	282,520
475,000	Agua y Saneamientos Argentinos SA Reg S 6.63%, 02/01/23	212,563
600,000	Arcor SAIC 144A 6.00%, 07/06/23 †	569,064
350,000	Banco Macro SA 144A 6.75% (USD Swap Semi 30/360 5 Year+5.46%), 11/04/26	309,750
375,000	Capex SA 144A 6.88%, 05/15/24	297,617
400,000	Cia General de Combustibles SA 144A 9.50%, 11/07/21	328,800
300,000	Generacion Mediterranea SA 144A 9.63%, 07/27/23	160,031
525,000	Genneia SA 144A 8.75%, 01/20/22	458,895
450,000	IRSA Propiedades Comerciales SA 144A 8.75%, 03/23/23	379,739
550,000	MSU Energy SA 144A 6.88%, 02/01/25	372,625
	Pampa Energia SA 144A
550,000	7.38%, 07/21/23	495,630
775,000	7.50%, 01/24/27	667,682
300,000	9.13%, 04/15/29	259,068
600,000	Tecpetrol SA 144A 4.88%, 12/12/22	585,951
500,000	Telecom Argentina SA 144A 8.00%, 07/18/26	474,403
560,000	Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	490,876
475,000	YPF Energia Electrica SA 144A 10.00%, 07/25/26	385,938
	YPF SA 144A
1,100,000	6.95%, 07/21/27	825,000
850,000	7.00%, 12/15/47	564,651
350,000	8.50%, 03/23/25	294,875
1,805,000	8.50%, 07/28/25	1,474,685
662,000	8.50%, 06/27/29	530,149
1,750,000	8.75%, 04/04/24	1,567,650
		12,248,980
Austria: 0.5%
200,000	BRF GmbH 144A 4.35%, 09/29/26	199,127
200,000	JBS Investments GmbH 144A 6.25%, 02/05/23	202,200
	JBS Investments II GmbH 144A
400,000	5.75%, 01/15/28	425,360
500,000	7.00%, 01/15/26	538,637
	Klabin Austria GmbH 144A
300,000	5.75%, 04/03/29	326,193
300,000	7.00%, 04/03/49	330,375
		2,021,892
Azerbaijan: 0.7%
2,375,000	Southern Gas Corridor CJSC 144A 6.88%, 03/24/26	2,804,637
Bahrain: 0.8%
500,000	BBK BSC Reg S 5.50%, 07/09/24	503,500
	Oil and Gas Holding Co. BSCC 144A
1,175,000	7.50%, 10/25/27	1,283,122
650,000	7.63%, 11/07/24	713,375
600,000	8.38%, 11/07/28	678,814
		3,178,811
Bermuda: 1.3%
200,000	China Oil & Gas Group Ltd. Reg S 5.50%, 01/25/23	202,794
400,000	Cosan Ltd. 144A 5.50%, 09/20/29	414,300
1,035,100	Digicel Group 0.5 Ltd. 10.00%, 04/01/24	786,676
	Digicel Group 0.5 Ltd. 144A
213,527	7.00% 12/31/99	28,826
302,454	8.00% 04/01/25	104,347
437,000	Digicel Group Two Ltd. 144A 8.25%, 09/30/22	36,053
750,000	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd. 144A 8.75%, 05/25/24	758,437
1,075,000	Digicel Ltd. 144A 6.75%, 03/01/23	736,375
400,000	Geopark Ltd. 144A 5.50%, 01/17/27	351,000
200,000	Hopson Development Holdings Ltd. Reg S 7.50%, 06/27/22	203,045
666,000	Inkia Energy Ltd. 144A 5.88%, 11/09/27	680,269
750,000	Li & Fung Ltd. Reg S 5.25%, 11/03/21 (o)	534,378
		4,836,500
Brazil: 3.6%
	Banco Bradesco SA 144A
300,000	2.85%, 01/27/23	300,096
400,000	3.20%, 01/27/25	405,880
450,000	5.75%, 03/01/22	471,877
	Banco BTG Pactual SA 144A
200,000	4.50%, 01/10/25	200,400
175,000	5.75%, 09/28/22	181,556
300,000	Banco BTG Pactual SA Reg S 5.75%, 09/28/22	311,240
150,000	Banco Daycoval SA Reg S 4.25%, 12/13/24	149,167
700,000	Banco do Brasil SA 3.88%, 10/10/22	719,862
	Banco do Brasil SA 144A
601,000	4.63%, 01/15/25 †	632,372
300,000	4.75%, 03/20/24	314,159
200,000	4.88%, 04/19/23	210,002
630,000	5.88%, 01/26/22	661,138
300,000	5.88%, 01/19/23	321,378
50,000	Banco do Estado do Rio Grande do Sul SA 144A 7.38%, 02/02/22	52,424
200,000	Banco do Estado do Rio Grande do Sul SA Reg S 7.38%, 02/02/22	209,697
	Banco Nacional de Desenvolvimento Economico e Social 144A
200,000	4.75%, 05/09/24	213,981
400,000	5.75%, 09/26/23	439,962
200,000	Banco Safra SA 144A 4.13%, 02/08/23	204,981
	Banco Votorantim SA 144A
200,000	4.00%, 09/24/22	204,000
200,000	4.50%, 09/24/24	206,250
	BRF SA 144A
350,000	4.75%, 05/22/24	362,651
300,000	4.88%, 01/24/30	300,285
200,000	Caixa Economica Federal 144A 3.50%, 11/07/22	204,453
735,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24 †	826,515
	Centrais Eletricas Brasileiras SA 144A
200,000	3.63%, 02/04/25	199,190
400,000	4.63%, 02/04/30	404,750
200,000	5.75%, 10/27/21	207,625
300,000	CSN Resources SA 144A 7.63%, 04/17/26 †	297,210
350,000	Globo Comunicacao e Participacoes SA 144A 4.84%, 06/08/25	350,004
	Itau Unibanco Holding SA 144A
500,000	2.90%, 01/24/23	500,130
200,000	3.25%, 01/24/25	203,150
300,000	4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	292,785
200,000	4.63% (US Treasury Yield Curve Rate T 5 Year+3.22%), 02/27/25 (o)	170,700
725,000	5.13%, 05/13/23 †	767,144
700,000	5.50%, 08/06/22	740,960
500,000	5.65%, 03/19/22	524,862
400,000	6.20%, 12/21/21	422,500
200,000	Light Servicos de Eletricidade SA / Light Energia SA 144A 7.25%, 05/03/23	209,231
300,000	Natura Cosmeticos SA 144A 5.38%, 02/01/23 †	313,500
		13,708,067
British Virgin Islands: 4.4%
450,000	Arcos Dorados Holdings, Inc. 144A 6.63%, 09/27/23	483,235
516,000	Central American Bottling Corp. 144A 5.75%, 01/31/27	543,090
200,000	Central Plaza Development Ltd. Reg S 5.75% (US Treasury Yield Curve Rate T 5 Year+8.07%), 11/14/24 (o)	196,945
300,000	Champion Sincerity Holdings Ltd. Reg S 8.13% (US Treasury Yield Curve Rate T 3 Year+10.58%), 02/08/22 (o)	311,775
	Easy Tactic Ltd. Reg S
700,000	5.75%, 01/13/22	656,258
400,000	8.13%, 02/27/23	370,878
200,000	8.13%, 07/11/24	177,754
	Fortune Star BVI Ltd. Reg S
1,000,000	5.25%, 03/23/22	999,474
200,000	6.75%, 07/02/23	205,837
200,000	Franshion Brilliant Ltd. Reg S 5.75% (USD Swap Semi 30/360 5 Year+3.86%), 01/17/22 (o)	183,502
200,000	Gemstones International Ltd. Reg S 12.00%, 03/10/23	200,321
	Gold Fields Orogen Holdings BVI Ltd. 144A
550,000	5.13%, 05/15/24	600,933
550,000	6.13%, 05/15/29	646,250
	Greenland Global Investment Ltd. Reg S
350,000	5.88%, 07/03/24	337,165
200,000	6.25%, 12/16/22	200,377
300,000	6.75%, 06/25/22	301,725
200,000	6.75%, 09/26/23	199,068
300,000	6.75%, 03/03/24	297,562
450,000	Grupo Unicomer Co. Ltd. 144A 7.88%, 04/01/24	416,813
200,000	Haimen Zhongnan Investment Development International Co. Ltd. Reg S 10.88%, 06/18/22	206,998
500,000	Lai Fung Bonds 2018 Ltd. Reg S 5.65%, 01/18/23	467,640
425,000	LS Finance 2022 Ltd. Reg S 4.25%, 10/16/22	416,516
400,000	LS Finance 2025 Ltd. Reg S 4.50%, 06/26/25	369,013
400,000	New Metro Global Ltd. Reg S 6.50%, 05/20/22	406,788
200,000	Oriental Capital Co. Ltd. Reg S 7.00%, 10/17/22	198,539
220,000	Prime Bloom Holdings Ltd. Reg S 6.95%, 07/05/22	34,925
250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 06/23/22 (o)	219,563
200,000	RKP Overseas Finance 2016 A Ltd. Reg S 7.95%, 02/17/22 (o)	193,964
	RKPF Overseas 2019 A Ltd. Reg S
200,000	6.70%, 09/30/24	206,654
200,000	7.88%, 02/01/23	211,299
200,000	RongXingDa Development BVI Ltd. Reg S 8.00%, 04/24/22	194,529
	Scenery Journey Ltd. Reg S
600,000	12.00%, 10/24/23	574,045
600,000	13.00%, 11/06/22	600,020
500,000	13.75%, 11/06/23	499,078
200,000	Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (o)	168,006
680,250	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	732,241
1,050,000	Studio City Co. Ltd. 144A 7.25%, 11/30/21	1,070,018
	Studio City Finance Ltd. 144A
450,000	6.00%, 07/15/25	459,455
450,000	6.50%, 01/15/28	468,135
800,000	7.25%, 02/11/24	853,876
300,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	294,444
200,000	Wanda Properties Overseas Ltd. Reg S 6.95%, 12/05/22	203,038
200,000	Yingde Gases Investment Ltd. 144A 6.25%, 01/19/23	207,324
200,000	Zhaojin Mining International Finance Ltd. Reg S 5.50%, 03/01/22	197,273
		16,782,343
Canada: 1.9%
400,000	Canacol Energy Ltd. 144A 7.25%, 05/03/25	404,458
	First Quantum Minerals Ltd. 144A
950,000	6.50%, 03/01/24	933,674
1,161,000	6.88%, 03/01/26 †	1,166,590
925,000	7.25%, 05/15/22 †	924,746
1,900,000	7.25%, 04/01/23	1,911,352
1,527,000	7.50%, 04/01/25	1,544,179
500,000	Frontera Energy Corp. 144A 9.70%, 06/25/23	398,073
		7,283,072
Cayman Islands: 13.0%
	Agile Group Holdings Ltd. Reg S
200,000	6.70%, 03/07/22	206,034
400,000	8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/04/23 (o)	408,500
500,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	465,480
600,000	Alpha Star Holding V Ltd. Reg S 6.63%, 04/18/23	510,768
600,000	Arabian Centres Sukuk Ltd. 144A 5.38%, 11/26/24	540,300
300,000	Braskem Finance Ltd. 6.45%, 02/03/24	319,163
200,000	CAR, Inc. Reg S 8.88%, 05/10/22	171,004
	Central China Real Estate Ltd. Reg S
200,000	6.88%, 08/08/22	201,750
200,000	7.25%, 04/24/23	202,052
	CFLD Cayman Investment Ltd. Reg S
200,000	7.13%, 04/08/22	203,391
200,000	8.05%, 01/13/25	195,715
500,000	8.60%, 04/08/24	505,625
300,000	9.00%, 07/31/21	308,625
	China Aoyuan Group Ltd. Reg S
200,000	7.95%, 09/07/21	204,497
200,000	8.50%, 01/23/22	207,502
	China Evergrande Group Reg S
850,000	7.50%, 06/28/23	753,332
1,100,000	8.25%, 03/23/22	1,046,559
1,600,000	8.75%, 06/28/25	1,336,037
600,000	9.50%, 04/11/22	579,757
500,000	9.50%, 03/29/24	443,413
500,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/22	500,634
	CIFI Holdings Group Co. Ltd. Reg S
200,000	5.50%, 01/23/22	203,259
200,000	6.45%, 11/07/24	207,091
400,000	6.55%, 03/28/24	417,013
200,000	7.63%, 02/28/23	211,740
925,000	Comunicaciones Celulares SA Via Comcel Trust 144A 6.88%, 02/06/24	950,535
	Country Garden Holdings Co. Ltd. Reg S
400,000	4.75%, 09/28/23	407,808
300,000	5.63%, 12/15/26	313,924
350,000	CSN Islands XI Corp. 144A 6.75%, 01/28/28	325,500
200,000	Dar Al-Arkan Sukuk Co Ltd. Reg S 6.88%, 02/26/27	160,532
	Dar Al-Arkan Sukuk Co. Ltd. Reg S
800,000	6.75%, 02/15/25	715,616
700,000	6.88%, 03/21/23	673,480
950,000	DIB Tier 1 Sukuk 3 Ltd. Reg S 6.25% (USD Swap Semi 30/360 6 Year+3.66%), 01/22/25 (o)	978,253
200,000	eHi Car Services Ltd. Reg S 5.88%, 08/14/22	166,566
	Emaar Sukuk Ltd. Reg S
700,000	3.64%, 09/15/26	645,036
500,000	3.88%, 09/17/29	448,235
300,000	Embraer Overseas Ltd. 144A 5.70%, 09/16/23	301,128
400,000	Emirates REIT Sukuk Ltd. Reg S 5.13%, 12/12/22	247,000
400,000	Energuate Trust 144A 5.88%, 05/03/27	405,424
600,000	Ezdan Sukuk Co. Ltd. Reg S 4.88%, 04/05/22	502,500
	Fantasia Holdings Group Co. Ltd. Reg S
300,000	7.38%, 10/04/21	300,751
400,000	10.88%, 01/09/23	419,067
400,000	GFH Sukuk Ltd. Reg S 7.50%, 01/28/25	354,016
800,000	Global A&T Electronics Ltd. 8.50%, 01/12/23	773,501
200,000	Golden Eagle Retail Group Ltd. 144A 4.63%, 05/21/23	198,250
	Grupo Aval Ltd. 144A
1,200,000	4.38%, 02/04/30	1,153,200
1,075,000	4.75%, 09/26/22	1,100,279
200,000	Guorui Properties Ltd. Reg S 13.50%, 02/27/22	178,550
600,000	Industrial Senior Trust 144A 5.50%, 11/01/22	619,035
	Jiayuan International Group Ltd. Reg S
200,000	13.75%, 03/11/22	192,072
400,000	13.75%, 02/18/23	368,147
400,000	Kaisa Group Holdings Ltd. 144A 11.95%, 10/22/22	427,390
	Kaisa Group Holdings Ltd. Reg S
400,000	8.50%, 06/30/22	401,799
1,150,000	9.38%, 06/30/24	1,059,273
300,000	10.88%, 07/23/23	307,249
200,000	11.25%, 04/09/22	210,256
200,000	11.50%, 01/30/23	208,257
	KWG Group Holdings Ltd. Reg S
200,000	7.40%, 03/05/24	209,824
200,000	7.88%, 08/09/21	206,000
200,000	7.88%, 09/01/23	209,000
	KWG Property Holding Ltd. Reg S
200,000	5.88%, 11/10/24	197,717
300,000	6.00%, 09/15/22	304,886
700,000	Lamar Funding Ltd. 144A 3.96%, 05/07/25	656,470
550,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	515,798
200,000	Logan Group Co. Ltd. Reg S 7.50%, 08/25/22	208,274
	Logan Property Holdings Co. Ltd. Reg S
200,000	5.25%, 02/23/23	200,923
200,000	6.50%, 07/16/23	206,500
	MAF Global Securities Ltd. Reg S
550,000	5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (o)	530,007
500,000	6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 03/20/26 (o)	482,436
	Melco Resorts Finance Ltd. 144A
1,200,000	4.88%, 06/06/25	1,219,348
600,000	5.25%, 04/26/26 †	609,246
900,000	5.38%, 12/04/29	910,807
700,000	5.63%, 07/17/27 †	715,829
500,000	5.75%, 07/21/28	508,439
	MGM China Holdings Ltd. 144A
200,000	5.25%, 06/18/25 †	206,500
300,000	5.38%, 05/15/24	309,032
300,000	5.88%, 05/15/26	317,952
200,000	Mumtalakat Sukuk Holding Co Reg S 4.10%, 01/21/27	195,217
	Mumtalakat Sukuk Holding Co. Reg S
500,000	4.00%, 11/25/21	501,293
1,000,000	5.63%, 02/27/24	1,042,786
120,622	Odebrecht Offshore Drilling Finance Ltd. 144A 6.72%, 12/01/22	105,544
550,000	OmGrid Funding Ltd. 144A 5.20%, 05/16/27	521,138
200,000	Powerlong Real Estate Holdings Ltd. Reg S 6.95%, 07/23/23	203,632
200,000	Redsun Properties Group Ltd. Reg S 9.95%, 04/11/22	205,504
	Ronshine China Holdings Ltd. Reg S
400,000	8.75%, 10/25/22	420,100
200,000	8.95%, 01/22/23	212,251
200,000	11.25%, 08/22/21	211,750
350,000	Sagicor Finance 2015 Ltd. 144A 8.88%, 08/11/22	363,563
900,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	344,804
450,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/22	461,250
	Sunac China Holdings Ltd. Reg S
200,000	7.50%, 02/01/24	203,512
500,000	7.88%, 02/15/22	515,008
600,000	7.95%, 08/08/22	621,071
200,000	7.95%, 10/11/23	207,439
200,000	8.35%, 04/19/23	208,672
700,000	Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	737,492
600,000	Times Property Holdings Ltd. Reg S 6.60%, 03/02/23	616,499
701,000	WTT Investment Ltd. 144A 5.50%, 11/21/22	713,012
	Wynn Macau Ltd. 144A
825,000	4.88%, 10/01/24 †	821,993
1,275,000	5.13%, 12/15/29 †	1,245,516
800,000	5.50%, 01/15/26	805,000
700,000	5.50%, 10/01/27	700,283
400,000	Yankuang Group Cayman Ltd. Reg S 6.00%, 01/30/22	414,507
	Yuzhou Properties Co. Ltd. Reg S
300,000	6.00%, 01/25/22	302,680
500,000	6.00%, 10/25/23	494,864
400,000	8.30%, 05/27/25	410,447
200,000	8.50%, 02/26/24	210,447
	Zhenro Properties Group Ltd. Reg S
200,000	8.65%, 01/21/23	205,913
200,000	9.15%, 03/08/22	207,382
500,000	Zhongliang Holdings Group Co. Ltd. Reg S 11.50%, 09/26/21	509,379
		49,526,806
Chile: 0.9%
	AES Gener SA 144A
550,000	6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	540,554
600,000	7.13% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79 †	611,538
500,000	Corp Group Banking SA 144A 6.75%, 03/15/23	141,880
478,900	Empresa Electrica Cochrane SpA 144A 5.50%, 05/14/27	492,668
500,000	Empresa Electrica Guacolda SA 144A 4.56%, 04/30/25	409,406
500,000	Geopark Ltd. 144A 6.50%, 09/21/24	472,500
550,000	VTR Comunicaciones SpA 144A 5.13%, 01/15/28	586,437
		3,254,983
China / Hong Kong: 2.4%
200,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (o)	199,550
400,000	Bank of China Ltd. Reg S 3.60% (US Treasury Yield Curve Rate T 5 Year+2.45%), 03/04/25 (o)	400,207
250,000	Bank of Communications Hong Kong Ltd. Reg S 3.73% (US Treasury Yield Curve Rate T 5 Year+2.52%), 03/03/25	250,313
800,000	Bank of East Asia Ltd. Reg S 5.88% (US Treasury Yield Curve Rate T 5 Year+4.26%), 09/19/24 (o)	786,358
200,000	Chalieco Hong Kong Corp. Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 3 Year+6.38%), 05/21/23 (o)	202,057
200,000	Chengdu Airport Xingcheng Investment Group Co. Ltd. Reg S 6.50%, 07/18/22	200,778
200,000	Chengdu Economic & Technological Development Zone State-Owned Assets Investment Reg S 7.50%, 02/12/22	205,758
1,050,000	China Cinda Asset Management Co. Ltd. Reg S 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (o)	1,058,332
	China CITIC Bank International Ltd. Reg S
300,000	4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (o)	299,335
200,000	7.10% (US Treasury Yield Curve Rate T 5 Year+4.15%), 11/06/23 (o)	216,102
200,000	China South City Holdings Ltd. Reg S 11.50%, 02/12/22	189,060
400,000	Chong Hing Bank Ltd. Reg S 5.70% (US Treasury Yield Curve Rate T 5 Year+3.86%), 07/15/24 (o)	400,283
500,000	CMB Wing Lung Bank Ltd. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+3.95%), 01/24/24 (o)	522,163
200,000	Fujian Zhanglong Group Co. Ltd. Reg S 5.88%, 08/26/22	202,000
200,000	Gemdale Ever Prosperity Investment Ltd. Reg S 6.00%, 09/06/21	204,521
1,500,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (o)	1,492,874
200,000	Union Life Insurance Co. Ltd. Reg S 3.00%, 09/19/21	184,545
200,000	Yancoal International Resources Development Co. Ltd. Reg S 6.00%, 11/29/21	204,502
	Yango Justice International Ltd. Reg S
200,000	8.25%, 11/25/23	199,330
200,000	9.25%, 04/15/23	206,466
	Yanlord Land HK Co. Ltd. Reg S
200,000	5.88%, 01/23/22	202,511
200,000	6.75%, 04/23/23	204,801
400,000	Zensun Enterprises Ltd. Reg S 12.80%, 10/03/21	387,050
200,000	Zhangzhou Jiulongjiang Group Co. Ltd. Reg S 5.60%, 09/10/22	199,036
200,000	Zhangzhou Transportation Development Group Co. Ltd. Reg S 6.50%, 06/26/22	204,022
200,000	Zoomlion HK SPV Co. Ltd. 144A 6.13%, 12/20/22	206,453
		9,028,407
Colombia: 1.6%
400,000	Banco Bilbao Vizcaya Argentaria Colombia SA 144A 4.88%, 04/21/25	420,538
550,000	Banco Davivienda SA 144A 5.88%, 07/09/22	577,349
	Banco de Bogota SA 144A
775,000	5.38%, 02/19/23	808,019
1,133,000	6.25%, 05/12/26 †	1,209,477
400,000	Banco GNB Sudameris SA 144A 6.50% (US Treasury Yield Curve Rate T 5 Year+4.56%), 04/03/27	408,444
	Bancolombia SA
200,000	3.00%, 01/29/25	199,188
600,000	4.63% (US Treasury Yield Curve Rate T 5 Year+2.94%), 12/18/29	571,500
700,000	5.13%, 09/11/22 †	733,442
	Colombia Telecomunicaciones SA ESP 144A
400,000	4.95%, 07/17/30	411,880
650,000	5.38%, 09/27/22	653,048
200,000	Credivalores-Crediservicios SAS 144A 8.88%, 02/07/25	156,500
		6,149,385
Costa Rica: 0.4%
600,000	Banco Nacional de Costa Rica 144A 6.25%, 11/01/23	611,937
	Instituto Costarricense de Electricidad 144A
550,000	6.38%, 05/15/43	435,188
600,000	6.95%, 11/10/21	603,000
		1,650,125
Croatia: 0.2%
600,000	Hrvatska Elektroprivreda 144A 5.88%, 10/23/22	649,366
Curacao: 0.3%
700,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	694,557
500,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21 †	503,637
		1,198,194
Dominican Republic: 0.2%
300,000	Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 03/30/29	264,318
300,000	Banco de Reservas de la Republica Dominicana 144A 7.00%, 02/01/23	301,125
		565,443
Georgia: 0.4%
400,000	Bank of Georgia JSC 144A 6.00%, 07/26/23	410,080
200,000	Georgia Capital JSC 144A 6.13%, 03/09/24	188,000
700,000	Georgian Railway JSC 144A 7.75%, 07/11/22	719,250
300,000	TBC Bank JSC 144A 5.75%, 06/19/24	304,800
		1,622,130
India: 3.2%
600,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd. 144A 6.25%, 12/10/24	634,569
400,000	Axis Bank Ltd. 144A 3.00%, 08/08/22	401,659
	Delhi International Airport Ltd. 144A
700,000	6.13%, 10/31/26	679,962
500,000	6.45%, 06/04/29 †	492,500
600,000	Future Retail Ltd. 144A 5.60%, 01/22/25	391,634
	GMR Hyderabad International Airport Ltd. 144A
300,000	4.25%, 10/27/27	267,179
400,000	5.38%, 04/10/24	389,414
800,000	HPCL-Mittal Energy Ltd. Reg S 5.25%, 04/28/27	782,147
500,000	IIFL Finance Ltd. Reg S 5.88%, 04/20/23	423,984
500,000	Indiabulls Housing Finance Ltd. Reg S 6.38%, 05/28/22	363,956
600,000	IndusInd Bank Ltd./Gift City Reg S 3.88%, 04/15/22	576,013
	JSW Steel Ltd. Reg S
700,000	5.25%, 04/13/22	700,075
400,000	5.38%, 04/04/25	395,366
600,000	5.95%, 04/18/24	601,394
400,000	Manappuram Finance Ltd. Reg S 5.90%, 01/13/23	396,593
	Muthoot Finance Ltd. 144A
450,000	4.40%, 09/02/23	443,317
600,000	6.13%, 10/31/22	616,050
	ReNew Power Private Ltd. 144A
500,000	5.88%, 03/05/27	501,691
300,000	6.45%, 09/27/22	307,163
700,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	727,020
	Shriram Transport Finance Co. Ltd. 144A
600,000	5.10%, 07/16/23	563,270
900,000	5.95%, 10/24/22	867,810
200,000	Shriram Transport Finance Co. Ltd. Reg S 5.70%, 02/27/22	195,776
400,000	Tata Motors Ltd. Reg S 5.88%, 05/20/25	397,976
200,000	Yes Bank Ifsc Banking Unit Branch Reg S 3.75%, 02/06/23	189,007
		12,305,525
Indonesia: 0.9%
500,000	ABM Investama Tbk PT 144A 7.13%, 08/01/22	323,750
900,000	Adaro Indonesia PT 144A 4.25%, 10/31/24	897,750
400,000	Bank Tabungan Negara Persero Tbk PT Reg S 4.20%, 01/23/25	397,200
500,000	Bayan Resources Tbk PT 144A 6.13%, 01/24/23	481,128
360,000	Bukit Makmur Mandiri Utama PT 144A 7.75%, 02/13/22	297,015
320,000	Chandra Asri Petrochemical Tbk PT 144A 4.95%, 11/08/24	309,751
700,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	665,351
		3,371,945
Ireland: 2.7%
400,000	Borets Finance DAC 144A 6.50%, 04/07/22	403,680
400,000	Celtic Resources Holdings DAC 144A 4.13%, 10/09/24	420,006
400,000	Chelyabinsk Pipe Plant Via Chelpipe Finance DAC 144A 4.50%, 09/19/24	408,200
	Credit Bank of Moscow Via CBOM Finance Plc 144A
600,000	4.70%, 01/29/25	591,966
400,000	5.55%, 02/14/23	410,836
300,000	7.12%, 06/25/24	326,046
800,000	Eurochem Finance DAC 144A 5.50%, 03/13/24	872,226
400,000	Eurotorg LLC via Bonitron DAC 144A 8.75%, 10/30/22	405,600
	Gtlk Europe Capital DAC Reg S
400,000	4.65%, 03/10/27	401,500
700,000	4.95%, 02/18/26	720,451
600,000	5.95%, 04/17/25	645,750
	GTLK Europe DAC Reg S 800,000 5.13%, 05/31/24	840,468
	Hacienda Investments Ltd. Via DME Airport DAC Reg S
600,000	5.08%, 02/15/23	603,900
200,000	5.88%, 11/11/21	200,828
400,000	Koks OAO Via Koks Finance DAC 144A 7.50%, 05/04/22	399,400
900,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	972,405
650,000	Mobile Telesystems OJSC Via MTS International Funding DAC 144A 5.00%, 05/30/23	697,505
1,000,000	SCF Capital Designated Activity Co. 144A 5.38%, 06/16/23	1,075,952
		10,396,719
Kazakhstan: 1.2%
476,206	Halyk Savings Bank of Kazakhstan JSC 144A 5.50%, 12/21/22	476,430
	KazMunayGas National Co. JSC 144A
500,000	3.88%, 04/19/22	517,172
400,000	4.40%, 04/30/23	422,893
1,200,000	4.75%, 04/19/27	1,346,640
1,500,000	5.75%, 04/19/47	1,874,730
		4,637,865
Kuwait: 0.1%
300,000	Al Ahli Bank of Kuwait KSCP Reg S 7.25% (USD Swap Semi 30/360 5 Year+4.17%), 09/26/23 (o)	302,827

Luxembourg: 4.3%
600,000	Adecoagro SA 144A 6.00%, 09/21/27	581,889
200,000	Aegea Finance Sarl 144A 5.75%, 10/10/24	206,731
240,000	Atento Luxco 1 SA 144A 6.13%, 08/10/22	224,400
	Consolidated Energy Finance SA 144A
400,000	6.50%, 05/15/26	362,924
550,000	6.88%, 06/15/25 †	522,838
300,000	Cosan Luxembourg SA 144A 7.00%, 01/20/27 †	322,332
400,000	CSN Resources SA 144A 7.63%, 02/13/23	405,500
300,000	Gilex Holding Sarl 144A 8.50%, 05/02/23	302,594
300,000	Gol Finance SA 144A 7.00%, 01/31/25	163,500
300,000	Hidrovias International Finance SARL 144A 5.95%, 01/24/25	308,750
300,000	JSL Europe SA 144A 7.75%, 07/26/24	301,500
600,000	Kenbourne Invest SA 144A 6.88%, 11/26/24	615,186
	Kernel Holding SA 144A
300,000	6.50%, 10/17/24	298,500
700,000	8.75%, 01/31/22	724,927
200,000	Klabin Finance SA 144A 4.88%, 09/19/27	210,215
	MHP Lux SA 144A
300,000	6.25%, 09/19/29	287,625
750,000	6.95%, 04/03/26	761,992
	Minerva Luxembourg SA 144A
400,000	5.88%, 01/19/28	418,000
450,000	6.50%, 09/20/26	473,236
	Nexa Resources SA 144A
300,000	5.38%, 05/04/27	312,093
200,000	6.50%, 01/18/28	217,079
	Puma International Financing SA 144A
1,000,000	5.00%, 01/24/26	888,816
500,000	5.13%, 10/06/24 †	450,015
	Rede D’or Finance SARL 144A
450,000	4.50%, 01/22/30	403,988
200,000	4.95%, 01/17/28	195,237
	Rumo Luxembourg SARL 144A
200,000	5.25%, 01/10/28	208,060
100,000	5.88%, 01/18/25	105,240
432,000	7.38%, 02/09/24	456,237
2,300,000	Sberbank of Russia Via SB Capital SA 144A 5.13%, 10/29/22	2,422,383
600,000	TMK OAO Via TMK Capital SA Reg S 4.30%, 02/12/27	593,404
200,000	Tupy Overseas SA 144A 6.63%, 07/17/24	202,729
	Ultrapar International SA 144A
300,000	5.25%, 10/06/26 †	314,943
200,000	5.25%, 06/06/29	201,757
200,000	Unigel Luxembourg SA 144A 8.75%, 10/01/26	165,500
400,000	Usiminas International Sarl 144A 5.88%, 07/18/26	398,576
1,400,000	VTB Bank OJSC Via VTB Capital SA 144A 6.95%, 10/17/22	1,491,700
		16,520,396
Malaysia: 0.2%
500,000	Press Metal Labuan Ltd. Reg S 4.80%, 10/30/22	468,877
300,000	SD International Sukuk Ltd. Reg S 6.30%, 05/09/22	236,249
		705,126
Marshall Islands: 0.1%
400,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. 144A 10.75%, 07/01/25	429,000

Mauritius: 1.9%
575,000	Azure Power Energy Ltd. 144A 5.50%, 11/03/22	587,891
400,000	Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	409,750
500,000	Greenko Investment Co. 144A 4.88%, 08/16/23	501,817
500,000	Greenko Mauritius Ltd. 144A 6.25%, 02/21/23	515,671
	Greenko Solar Mauritius Ltd. 144A
500,000	5.55%, 01/29/25	506,665
600,000	5.95%, 07/29/26	611,257
	MTN Mauritius Investments Ltd. 144A
900,000	4.76%, 11/11/24	918,022
500,000	5.37%, 02/13/22	513,175
700,000	6.50%, 10/13/26	756,000
500,000	Neerg Energy Ltd. 144A 6.00%, 02/13/22	502,517
1,100,000	Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 01/15/25 (o)	1,090,375
400,000	UPL Corp. Ltd. Reg S 5.25% (US Treasury Yield Curve Rate T 5 Year+3.87%), 02/27/25 (o)	372,000
		7,285,140
Mexico: 7.8%
	Alpha Holding SA de CV 144A
500,000	9.00%, 02/10/25	409,750
200,000	10.00%, 12/19/22	174,000
500,000	Axtel SAB de CV 144A 6.38%, 11/14/24	523,802
825,000	Banco Nacional de Comercio Exterior SNC 144A 3.80% (US Treasury Yield Curve Rate T 5 Year+3.00%), 08/11/26	812,468
	BBVA Bancomer SA 144A
1,350,000	5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/18/33	1,272,388
1,650,000	6.75%, 09/30/22	1,784,335
1,000,000	Braskem Idesa SAPI 144A 7.45%, 11/15/29	883,750
	Cemex SAB de CV 144A
1,175,000	5.45%, 11/19/29	1,139,926
1,300,000	5.70%, 01/11/25	1,313,143
800,000	6.13%, 05/05/25	817,084
1,150,000	7.38%, 06/05/27	1,228,901
1,191,000	7.75%, 04/16/26	1,262,686
	Credito Real SAB de CV SOFOM ER 144A
500,000	7.25%, 07/20/23	479,323
400,000	9.50%, 02/07/26	394,186
600,000	Cydsa SAB de CV 144A 6.25%, 10/04/27	607,386
560,000	Elementia SAB de CV 144A 5.50%, 01/15/25	501,012
600,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (o)	632,250
585,000	Grupo KUO SAB De CV 144A 5.75%, 07/07/27	551,105
350,000	Metalsa SA de CV 144A 4.90%, 04/24/23	345,585
350,000	Mexarrend SAPI de CV 144A 10.25%, 07/24/24	283,500
600,000	Nemak SAB de CV 144A 4.75%, 01/23/25	583,869
400,000	Operadora de Servicios Mega SA de CV Sofom ER 144A 8.25%, 02/11/25	351,850
	Petróleos Mexicanos
300,000	3.50%, 01/30/23	290,741
325,000	4.50%, 01/23/26	298,305
675,000	5.35%, 02/12/28	593,450
800,000	6.35%, 02/12/48	630,960
1,200,000	6.50%, 03/13/27	1,144,764
450,000	6.50%, 01/23/29	416,291
350,000	6.50%, 06/02/41	282,728
650,000	6.63%, 06/15/35	557,222
1,600,000	6.75%, 09/21/47	1,302,848
700,000	6.88%, 08/04/26	697,658
	Petróleos Mexicanos 144A
1,150,000	5.95%, 01/28/31	990,501
800,000	6.49%, 01/23/27	764,800
1,000,000	6.84%, 01/23/30	931,225
1,050,000	6.95%, 01/28/60	868,901
1,900,000	7.69%, 01/23/50	1,673,786
400,000	Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/25	377,458
450,000	TV Azteca SAB de CV Reg S 8.25%, 08/09/24	200,765
	Unifin Financiera SAB de CV 144A
500,000	7.00%, 01/15/25	388,388
500,000	7.25%, 09/27/23	405,000
300,000	7.38%, 02/12/26	229,068
500,000	8.38%, 01/27/28	381,250
		29,778,408
Mongolia: 0.1%
400,000	Mongolian Mining Corp. / Energy Resources LLC 144A 9.25%, 04/15/24	283,779
300,000	Mongolian Mortgage Corp. HFC LLC 144A 9.75%, 01/29/22	270,335
		554,114
Morocco: 0.9%
	OCP SA 144A
1,150,000	4.50%, 10/22/25	1,204,671
1,400,000	5.63%, 04/25/24	1,511,971
710,000	6.88%, 04/25/44	885,417
		3,602,059
Netherlands: 8.3%
470,000	Ajecorp BV 144A 6.50%, 05/14/22	466,952
400,000	Ardshinbank CJSC Via Dilijan Finance BV 144A 6.50%, 01/28/25	374,000
	Braskem Netherlands Finance BV 144A
450,000	4.50%, 01/10/28	425,700
600,000	4.50%, 01/31/30	556,800
300,000	5.88%, 01/31/50	271,350
250,000	8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	253,140
	Embraer Netherlands Finance BV
500,000	5.05%, 06/15/25	464,328
400,000	5.40%, 02/01/27	365,576
	Greenko Dutch BV 144A
200,000	4.88%, 07/24/22	202,250
1,100,000	5.25%, 07/24/24	1,124,917
	IHS Netherlands Holdco BV 144A
600,000	7.13%, 03/18/25	613,500
900,000	8.00%, 09/18/27	922,500
400,000	InterCement Financial Operations BV 144A 5.75%, 07/17/24	271,350
390,000	Jababeka International BV 144A 6.50%, 10/05/23	318,019
1,050,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	1,445,648
600,000	Listrindo Capital BV 144A 4.95%, 09/14/26 †	622,500
	Metinvest BV 144A
950,000	7.75%, 04/23/23 †	942,951
300,000	7.75%, 10/17/29	279,126
650,000	8.50%, 04/23/26	640,633
487,570	MV24 Capital BV 144A 6.75%, 06/01/34	487,477
	Nostrum Oil & Gas Finance BV 144A
250,000	7.00%, 02/16/25	70,625
850,000	8.00%, 07/25/22	246,500
	Petrobras Global Finance BV
275,000	4.38%, 05/20/23	284,969
375,000	5.30%, 01/27/25	405,844
125,000	5.63%, 05/20/43	128,125
275,000	5.75%, 02/01/29	297,495
550,000	6.00%, 01/27/28	606,705
150,000	6.13%, 01/17/22	158,402
350,000	6.25%, 03/17/24	383,653
250,000	6.75%, 01/27/41	273,261
225,000	6.75%, 06/03/50	245,190
450,000	6.85%, 06/05/15	477,225
192,000	6.88%, 01/20/40	213,705
400,000	6.90%, 03/19/49	445,914
350,000	7.25%, 03/17/44 †	403,200
450,000	7.38%, 01/17/27	529,504
375,000	8.75%, 05/23/26	469,688
750,000	Petrobras Global Finance BV 144A
	5.09%, 01/15/30	773,625
2,475,000	2.80%, 07/21/23	2,405,056
2,875,000	3.15%, 10/01/26	2,630,208
1,650,000	4.10%, 10/01/46	1,413,126
987,000	6.00%, 04/15/24	1,046,047
1,050,000	6.75%, 03/01/28	1,167,416
800,000	Teva Pharmaceutical Finance Netherlands III BV 144A 7.13%, 01/31/25	879,584
	VEON Holdings BV 144A
1,045,000	4.00%, 04/09/25 †	1,091,748
600,000	4.95%, 06/16/24 †	647,421
700,000	5.95%, 02/13/23	762,632
725,000	7.25%, 04/26/23	805,099
500,000	7.50%, 03/01/22	544,017
825,000	VTR Finance NV 144A 6.38%, 07/15/28	882,148
		31,736,849
Nigeria: 0.5%
400,000	Access Bank Plc 144A 10.50%, 10/19/21	421,040
400,000	Fidelity Bank Plc 144A 10.50%, 10/16/22	422,266
400,000	Seplat Petroleum Development Co. Plc 144A 9.25%, 04/01/23	405,016
600,000	United Bank for Africa Plc 144A 7.75%, 06/08/22	598,044
		1,846,366
Oman: 0.4%
500,000	Bank Muscat SAOG Reg S 4.88%, 03/14/23	502,917
550,000	Mazoon Assets Co. SAOC 144A 5.20%, 11/08/27	534,857
500,000	National Bank of Oman SAOG Reg S 5.63%, 09/25/23	502,038
		1,539,812
Panama: 0.6%
375,000	AES El Salvador Trust II 144A 6.75%, 03/28/23	351,523
450,000	AES Panama SRL 144A 6.00%, 06/25/22	455,625
600,000	Banistmo SA 144A 3.65%, 09/19/22	605,109
700,000	Cable Onda SA 144A 4.50%, 01/30/30	736,529
300,000	Multibank, Inc. 144A 4.38%, 11/09/22	305,180
		2,453,966
Paraguay: 0.2%
700,000	Telefónica Celular del Paraguay SA 144A 5.88%, 04/15/27	743,372

Peru: 1.5%
	Banco Internacional del Peru SAA Interbank 144A
200,000	4.00% (US Treasury Yield Curve Rate T 1 Year+3.71%), 07/08/30	200,750
375,000	6.63% (ICE LIBOR USD 3 Month+5.76%), 03/19/29	408,698
400,000	Camposol SA 144A 6.00%, 02/03/27	394,776
650,000	Hunt Oil Co. of Peru LLC 144A 6.38%, 06/01/28	643,825
500,000	Inretail Pharma SA 144A 5.38%, 05/02/23	522,447
500,000	Minsur SA 144A 6.25%, 02/07/24	545,872
600,000	Orazul Energy Egenor SCA 144A 5.63%, 04/28/27	605,886
400,000	Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 144A 5.75%, 04/03/28	405,924
1,000,000	Peru LNG Srl 144A 5.38%, 03/22/30	774,810
400,000	San Miguel Industrias Pet SA 144A 4.50%, 09/18/22	404,966
750,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	726,356
		5,634,310
Russia: 0.3%
400,000	Global Ports Finance Plc 144A 6.50%, 09/22/23	435,140
525,000	MHP SE 144A 7.75%, 05/10/24	553,528
		988,668
Saudi Arabia: 0.2%
600,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 04/10/22	586,674

Singapore: 2.1%
	ABJA Investment Co. Pte Ltd. Reg S
400,000	4.45%, 07/24/23	394,148
1,200,000	5.45%, 01/24/28	1,154,240
1,100,000	5.95%, 07/31/24	1,128,050
400,000	Alam Synergy Pte Ltd. Reg S 6.63%, 04/24/22	185,348
400,000	APL Realty Holdings Pte Ltd. Reg S 5.95%, 06/02/24	214,204
111,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	1,457
400,000	Global Prime Capital Pte Ltd. Reg S 5.95%, 01/23/25	383,738
600,000	Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	554,849
600,000	Marble II Pte Ltd. 144A 5.30%, 06/20/22	606,011
700,000	Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	642,869
700,000	Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/26	695,265
650,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	633,612
400,000	SSMS Plantation Holdings Pte Ltd. Reg S 7.75%, 01/23/23	189,163
400,000	TBG Global Pte Ltd. Reg S 5.25%, 02/10/22	403,083
	Theta Capital Pte Ltd. Reg S
800,000	6.75%, 10/31/26	670,649
200,000	8.13%, 01/22/25	186,840
		8,043,526
South Africa: 2.0%
600,000	Absa Group Ltd. Reg S 6.25% (US Treasury Yield Curve Rate T 5 Year+3.52%), 04/25/28	611,475
	Eskom Holdings SOC Ltd. 144A
1,075,000	6.35%, 08/10/28	1,087,228
1,230,000	6.75%, 08/06/23	1,184,367
1,450,000	7.13%, 02/11/25	1,388,542
600,000	8.45%, 08/10/28	586,200
650,000	FirstRand Bank Ltd. Reg S 6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/28	674,160
400,000	Growthpoint Properties International Pty Ltd. 144A 5.87%, 05/02/23	407,000
400,000	Standard Bank Group Ltd. Reg S 5.95% (USD ICE Swap Rate 11:00am NY 5 Year+3.75%), 05/31/29	411,500
1,200,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	1,193,574
		7,544,046
South Korea: 0.5%
	Woori Bank 144A
800,000	4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/04/24 (o)	810,222
600,000	4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (o)	609,015
500,000	5.25% (US Treasury Yield Curve Rate T 5 Year+3.35%), 05/16/22 (o)	520,477
		1,939,714
Spain: 0.3%
775,000	AI Candelaria Spain SLU 144A 7.50%, 12/15/28	828,134
500,000	International Airport Finance SA 144A 12.00%, 03/15/33	426,155
		1,254,289
Thailand: 0.6%
1,400,000	Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	1,407,483
1,000,000	Kasikornbank PCL Reg S 3.34% (US Treasury Yield Curve Rate T 5 Year+1.70%), 10/02/31	1,001,110
		2,408,593
Togo: 0.1%
500,000	Ecobank Transnational, Inc. 144A 9.50%, 04/18/24	522,575

Trinidad and Tobago: 0.5%
400,000	National Gas Co of Trinidad & Tobago Ltd. 144A 6.05%, 01/15/36	389,564
300,000	Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	300,938
700,000	Trinidad Generation Unlimited 144A 5.25%, 11/04/27	690,242
525,000	Trinidad Petroleum Holdings Ltd. 144A 9.75%, 06/15/26	552,562
		1,933,306
Turkey: 8.4%
	Akbank T.A.S. 144A
550,000	5.00%, 10/24/22	539,876
500,000	5.13%, 03/31/25 †	464,855
500,000	6.80% (USD Swap Semi 30/360 5 Year+4.03%), 04/27/28	430,365
300,000	6.80%, 02/06/26	294,469
675,000	7.20% (USD Swap Semi 30/360 5 Year+5.03%), 03/16/27	614,843
600,000	Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 11/01/22	597,811
580,000	Arcelik AS 144A 5.00%, 04/03/23	578,755
600,000	Coca-Cola Icecek AS 144A 4.22%, 09/19/24	603,870
	Fibabanka AS Reg S
450,000	6.00%, 01/25/23	435,130
200,000	7.75% (USD Swap Semi 30/360 5 Year+5.76%), 11/24/27	186,500
	KOC Holding AS 144A
825,000	5.25%, 03/15/23	827,678
925,000	6.50%, 03/11/25	944,892
500,000	KT Kira Sertifikalari Varlik Kiralama AS Reg S 5.14%, 11/02/21	498,885
700,000	Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.38%, 11/15/24 †	711,428
600,000	Petkim Petrokimya Holding AS 144A 5.88%, 01/26/23	594,138
	QNB Finansbank AS 144A
850,000	4.88%, 05/19/22	838,124
700,000	6.88%, 09/07/24	712,250
250,000	Roenesans Gayrimenkul Yatirim AS 144A 7.25%, 04/26/23	220,628
	TC Ziraat Bankasi AS 144A
600,000	5.13%, 05/03/22	583,986
700,000	5.13%, 09/29/23	660,763
800,000	Tupras Turkiye Petrol Rafinerileri AS 144A 4.50%, 10/18/24	743,112
	Turk Telekomunikasyon AS 144A
600,000	4.88%, 06/19/24	588,734
560,000	6.88%, 02/28/25 †	584,640
	Turkcell Iletisim Hizmetleri AS 144A
600,000	5.75%, 10/15/25	602,472
600,000	5.80%, 04/11/28 †	588,894
	Turkiye Garanti Bankasi AS 144A
950,000	5.25%, 09/13/22	939,770
500,000	5.88%, 03/16/23	495,000
950,000	6.13% (USD Swap Semi 30/360 5 Year+4.22%), 05/24/27	809,007
	Turkiye Is Bankasi AS 144A
1,000,000	5.38%, 10/06/21	996,921
700,000	5.50%, 04/21/22 †	689,961
1,200,000	6.00%, 10/24/22	1,173,794
1,400,000	6.13%, 04/25/24	1,341,060
700,000	7.00% (USD Swap Semi 30/360 5 Year+5.12%), 06/29/28	645,877
655,000	7.85%, 12/10/23	655,715
400,000	Turkiye Is Bankasi AS Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.12%), 01/22/30	366,227
400,000	Turkiye Sinai Kalkinma Bankasi AS 144A 6.00%, 01/23/25 †	379,124
	Turkiye Sinai Kalkinma Bankasi AS Reg S
350,000	5.50%, 01/16/23	338,269
400,000	7.63% (USD Swap Semi 30/360 5 Year+5.54%), 03/29/27	377,547
800,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	818,241
	Turkiye Vakiflar Bankasi TAO 144A
1,000,000	5.25%, 02/05/25 †	902,350
500,000	5.50%, 10/27/21	499,000
650,000	5.63%, 05/30/22	640,093
750,000	5.75%, 01/30/23 †	724,077
700,000	6.00%, 11/01/22	679,339
750,000	8.13%, 03/28/24	760,132
	Yapi ve Kredi Bankasi AS 144A
1,425,000	5.50%, 12/06/22	1,387,879
600,000	5.75%, 02/24/22	596,813
750,000	5.85%, 06/21/24	719,206
430,000	6.10%, 03/16/23 †	421,508
375,000	8.25%, 10/15/24	384,769
		32,188,777
Ukraine: 0.2%
600,000	VF Ukraine PAT via VFU Funding Plc 144A 6.20%, 02/11/25	595,500

United Arab Emirates: 1.6%
300,000	ADES International Holding Plc 144A 8.63%, 04/24/24 †	285,060
1,150,000	Emirates NBD Bank PJSC Reg S 6.13% (USD Swap Semi 30/360 6 Year+3.66%), 03/20/25 (o)	1,152,817
1,100,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 144A 7.13%, 07/31/26	1,072,500
	Kuwait Projects Co. SPC Ltd. Reg S
600,000	4.23%, 10/29/26	582,054
400,000	4.50%, 02/23/27	388,971
700,000	5.00%, 03/15/23	723,538
	Oztel Holdings SPC Ltd. 144A
900,000	5.63%, 10/24/23	899,878
850,000	6.63%, 04/24/28	836,682
		5,941,500
United Kingdom: 4.1%
	AngloGold Ashanti Holdings Plc
850,000	5.13%, 08/01/22 †	902,987
400,000	6.50%, 04/15/40 †	476,000
1,600,062	DTEK Finance Plc 10.75%, 12/31/24 (d) *	1,004,615
	Evraz Plc 144A
800,000	5.25%, 04/02/24	871,564
850,000	5.38%, 03/20/23	914,957
600,000	Evraz Plc Reg S 6.75%, 01/31/22	643,038
800,000	Liquid Telecommunications Financing Plc 144A 8.50%, 07/13/22	814,692
	MARB BondCo Plc 144A
365,000	6.88%, 01/19/25	382,109
300,000	7.00%, 03/15/24	312,528
500,000	NAK Naftogaz Ukraine via Kondor Finance Plc 144A 7.63%, 11/08/26	483,715
400,000	NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.38%, 07/19/22	398,212
700,000	Petra Diamonds US Treasury Plc 144A 7.25%, 05/01/22 (d) *	260,260
500,000	Petropavlovsk 2016 Ltd. 144A 8.13%, 11/14/22	526,352
	Polyus Finance Plc 144A
550,000	4.70%, 03/28/22	574,236
450,000	4.70%, 01/29/24	484,409
1,000,000	5.25%, 02/07/23	1,075,500
1,100,000	Sasol Financing International Ltd. 4.50%, 11/14/22	1,049,807
	Tullow Oil Plc 144A
1,000,000	6.25%, 04/15/22 †	702,815
550,000	7.00%, 03/01/25	328,963
650,000	Ukraine Railways Via Rail Capital Markets Plc Reg S 8.25%, 07/09/24	646,750
	Vedanta Resources Finance II Plc 144A
500,000	8.00%, 04/23/23	355,625
600,000	9.25%, 04/23/26	424,500
	Vedanta Resources Ltd. 144A
1,450,000	6.13%, 08/09/24	954,108
1,150,000	6.38%, 07/30/22	830,875
400,000	7.13%, 05/31/23	273,500
		15,692,117
United States: 2.8%
200,000	Azul Investments LLP 144A 5.88%, 10/26/24	104,729
300,000	Braskem America Finance Co. 144A 7.13%, 07/22/41	315,384
781,000	CEMEX Finance LLC 144A 6.00%, 04/01/24	794,949
200,000	Cielo USA, Inc. 144A 3.75%, 11/16/22	202,205
	JBS USA LUX SA / JBS USA Finance, Inc. 144A
450,000	5.75%, 06/15/25	462,938
400,000	5.88%, 07/15/24	408,876
400,000	6.75%, 02/15/28	447,924
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A
500,000	5.50%, 01/15/30	552,000
575,000	6.50%, 04/15/29	652,516
800,000	Kosmos Energy Ltd. 144A 7.13%, 04/04/26	714,128
	NBM US Holdings, Inc. 144A
200,000	6.63%, 08/06/29 †	218,625
500,000	7.00%, 05/14/26 †	540,670
459,887	Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	485,181
112,149	Rio Oil Finance Trust Series 2014-3 144A 9.75%, 01/06/27	120,000
297,000	Rio Oil Finance Trust Series 2018-1 144A 8.20%, 04/06/28	310,365
	Sasol Financing USA LLC
1,700,000	5.88%, 03/27/24	1,598,000
825,000	6.50%, 09/27/28 †	748,687
	Stillwater Mining Co. 144A
400,000	6.13%, 06/27/22	405,888
500,000	7.13%, 06/27/25	526,986
650,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	678,112
500,000	VistaJet Malta Finance Plc / XO Management Holding, Inc. 144A 10.50%, 06/01/24	451,303
		10,739,466
Uzbeksitan: 0.1%
250,000	Uzbek Industrial and Construction Bank ATB Reg S 5.75%, 12/02/24	259,375
Vietnam: 0.3%
800,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/29	808,432
400,000	Vietnam Prosperity JSC Bank Reg S 6.25%, 07/17/22	398,060
		1,206,492
Total Corporate Bonds (Cost: $367,259,358)		362,197,558
GOVERNMENT OBLIGATIONS: 3.0%
Argentina: 1.0%
1,050,000	Ciudad Autonoma De Buenos Aires 144A 7.50%, 06/01/27	926,625
350,000	Province of Salta 144A 9.13%, 07/07/24	173,250
	Provincia de Buenos Aires 144A
875,000	6.50%, 02/15/23	378,438
1,530,000	9.13%, 03/16/24	677,025
	Provincia de Cordoba 144A
500,000	7.13%, 08/01/27	320,005
600,000	7.45%, 09/01/24	394,980
500,000	Provincia de Entre Rios 144A 8.75%, 02/08/25	245,000
325,000	Provincia de la Rioja 144A 9.75%, 02/24/25	147,063
	Provincia de Neuquen 144A
375,000	7.50%, 04/27/25	211,879
388,000	8.63%, 05/12/28	313,795
400,000	Provincia del Chubut 144A 7.75%, 07/26/26	203,000
		3,991,060
Azerbaijan: 0.6%
	State Oil Co. of the Azerbaijan Republic Reg S
1,250,000	4.75%, 03/13/23	1,315,362
900,000	6.95%, 03/18/30	1,084,867
		2,400,229
Belarus: 0.2%
600,000	Development Bank of the Republic of Belarus JSC 144A 6.75%, 05/02/24	574,272
Cayman Islands: 0.1%
480,000	Brazil Minas SPE via State of Minas Gerais 144A 5.33%, 02/15/28	495,600
Mongolia: 0.2%
600,000	Development Bank of Mongolia LLC 144A 7.25%, 10/23/23	609,020
Turkey: 0.7%
	Turkiye Ihracat Kredi Bankasi AS 144A
550,000	4.25%, 09/18/22	522,324
500,000	5.00%, 09/23/21	497,735
600,000	5.38%, 10/24/23	569,970
600,000	6.13%, 05/03/24	572,562
650,000	8.25%, 01/24/24	664,105
		2,826,696
Ukraine: 0.2%
650,000	Ukreximbank 144A 9.75%, 01/22/25	672,750
Total Government Obligations (Cost: $13,948,481)		11,569,627
Total Investments Before Collateral for Securities Loaned: 97.8% (Cost: $381,207,839)		373,767,185

Number Of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.4% (Cost: $9,229,444)
Money Market Fund: 2.4%
9,229,444	State Street Navigator Securities Lending Government Money Market Portfolio	9,229,444
Total Investments: 100.2% (Cost: $390,437,283)		382,996,629
Liabilities in excess of other assets: (0.2)%		(870,343)
NET ASSETS: 100.0%		$382,126,286

Definitions:

USD	United States Dollar

Footnotes:
*	Non-income producing
(d)	Security in default
(o)	Perpetual Maturity - the date shown is the next call date
†	Security fully or partially on loan. Total market value of securities on loan is $16,080,894.
Reg	S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $258,924,501, or 67.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	11.8%	$44,325,419
Communications	6.2	23,048,710
Consumer, Cyclical	4.7	17,666,448
Consumer, Non-cyclical	8.5	31,685,659
Diversified	1.1	4,021,302
Energy	16.6	61,922,027
Financial	36.0	134,471,038
Government	3.1	11,569,627
Industrial	6.3	23,609,960
Technology	0.1	606,011
Utilities	5.6	20,840,984
	100.0%	$373,767,185

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 98.1%
Australia: 0.2%
$6,125,000	Adani Abbot Point Terminal Pty Ltd. 144A 4.45%, 12/15/22 †	$5,542,756
Canada: 3.2%
3,279,000	Bombardier, Inc. 144A 7.45%, 05/01/34 †	2,308,498
	Cenovus Energy, Inc.
6,078,000	3.00%, 08/15/22	6,140,707
5,475,000	3.80%, 09/15/23	5,491,819
11,602,000	4.25%, 04/15/27	11,037,319
7,800,000	5.25%, 06/15/37	7,168,140
10,100,000	5.40%, 06/15/47	9,103,466
17,006,000	6.75%, 11/15/39	17,754,947
	Methanex Corp.
3,650,000	4.25%, 12/01/24	3,503,672
8,480,000	5.25%, 12/15/29	8,221,996
3,638,000	5.65%, 12/01/44	2,987,344
	TransAlta Corp.
4,876,000	4.50%, 11/15/22	4,939,998
3,650,000	6.50%, 03/15/40	3,661,406
		82,319,312
Cayman Islands: 0.2%
	Noble Holding International Ltd.
3,124,000	5.25%, 03/15/42 (d) *	54,670
3,317,000	6.05%, 03/01/41 (d) *	66,340
3,391,000	6.20%, 08/01/40 (d) *	65,429
5,233,000	7.95%, 04/01/25 (d) *	71,404
2,613,000	8.95%, 04/01/45 (d) *	50,418
	Transocean, Inc.
11,809,000	6.80%, 03/15/38	3,144,146
7,069,000	7.50%, 04/15/31	1,926,303
3,474,000	9.35%, 12/15/41	1,024,830
		6,403,540
Finland: 0.3%
6,149,000	Nokia Oyj 6.63%, 05/15/39	7,871,310
France: 1.7%
	Electricite de France SA 144A
25,225,000	5.25% (USD Swap Semi 30/360 10 Year+3.71%), 01/29/23	26,246,360
17,675,000	5.63% (USD Swap Semi 30/360 10 Year+3.04%), 01/22/24 †	18,679,028
		44,925,388
Germany: 1.4%
	Deutsche Bank AG
18,159,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	17,741,628
18,181,000	4.50%, 04/01/25	18,447,805
		36,189,433
Ireland: 0.2%
3,348,000	Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/25	4,059,450
Italy: 1.0%
24,250,000	Intesa Sanpaolo SpA 144A 5.02%, 06/26/24	25,529,656
Liberia: 0.3%
	Royal Caribbean Cruises Ltd.
6,075,000	3.70%, 03/15/28	4,267,688
3,575,000	7.50%, 10/15/27 †	3,011,938
		7,279,626
Luxembourg: 4.1%
	ArcelorMittal SA
9,100,000	3.60%, 07/16/24	9,521,077
6,075,000	4.25%, 07/16/29	6,452,970
9,100,000	4.55%, 03/11/26	9,885,571
5,300,000	7.00%, 03/01/41	6,660,194
8,356,000	7.25%, 10/15/39	10,959,749
	Telecom Italia Capital SA
12,064,000	6.00%, 09/30/34	14,685,809
11,955,000	6.38%, 11/15/33	14,617,080
12,150,000	7.20%, 07/18/36	15,998,512
12,143,000	7.72%, 06/04/38	16,899,656
		105,680,618
Panama: 2.0%
48,450,000	Carnival Corp. 144A 11.50%, 04/01/23	52,797,176
Sweden: 0.5%
12,242,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/22	12,997,270
United Kingdom: 3.5%
7,001,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (o)	7,706,561
	Lloyds Banking Group Plc 144A
4,550,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (o)	5,099,208
5,289,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (o)	6,052,176
3,625,000	Marks & Spencer Plc 144A 7.13%, 12/01/37	3,647,472
12,125,000	Rolls-Royce PLC 144A 3.63%, 10/14/25	12,549,828
9,238,000	Royal Bank of Scotland Group Plc 7.65% (ICE LIBOR USD 3 Month+2.50%), 09/30/31 (o) †	13,812,842
9,150,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o) †	10,374,865
	Valaris Plc
2,900,000	4.50%, 10/01/24	175,813
3,741,000	4.75%, 01/15/24	331,621
6,740,000	4.88%, 06/01/22	512,341
3,200,000	5.20%, 03/15/25	200,000
4,332,000	5.40%, 12/01/42	408,486
10,995,000	5.75%, 10/01/44	639,964
4,467,000	5.85%, 01/15/44	443,551
24,262,000	Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	29,190,703
		91,145,431
United States: 79.5%
	ADT Security Corp.
12,092,000	3.50%, 07/15/22	12,447,082
8,477,000	4.13%, 06/15/23	8,895,806
6,225,000	Allegheny Technologies, Inc. 7.88%, 08/15/23	6,570,332
	Apache Corp.
5,575,000	3.25%, 04/15/22	5,619,321
7,062,000	4.25%, 01/15/30	6,816,949
8,590,000	4.25%, 01/15/44	7,711,415
12,075,000	4.38%, 10/15/28 †	12,090,094
15,870,000	4.75%, 04/15/43	15,116,175
18,246,000	5.10%, 09/01/40	17,789,850
5,905,000	5.25%, 02/01/42	5,646,656
4,600,000	5.35%, 07/01/49 †	4,450,408
5,679,000	6.00%, 01/15/37	5,664,803
	Arconic, Inc.
5,803,000	5.87%, 02/23/22	6,169,616
7,251,000	5.90%, 02/01/27	8,077,938
7,273,000	5.95%, 02/01/37	8,204,432
3,665,000	6.75%, 01/15/28 †	4,157,303
6,100,000	Avon Products, Inc. 7.00%, 03/15/23 †	6,261,559
	Bed Bath & Beyond, Inc.
3,605,000	3.75%, 08/01/24	3,308,236
3,448,000	4.92%, 08/01/34	2,336,020
10,454,000	5.17%, 08/01/44	6,709,116
	Buckeye Partners LP
7,271,000	3.95%, 12/01/26	7,239,189
4,587,000	4.13%, 12/01/27	4,486,659
6,047,000	4.15%, 07/01/23	6,096,132
3,633,000	4.35%, 10/15/24 †	3,653,436
3,651,000	5.60%, 10/15/44	3,279,054
4,843,000	5.85%, 11/15/43	4,470,694
3,555,000	Carpenter Technology Corp. 4.45%, 03/01/23 †	3,653,324
	CBL & Associates LP
3,108,000	4.60%, 10/15/24	757,249
5,615,000	5.25%, 12/01/23	1,368,067
7,104,000	5.95%, 12/15/26	1,672,317
6,162,000	CDK Global, Inc.
	5.00%, 10/15/24	6,968,667
	CenturyLink, Inc.
4,987,000	6.88%, 01/15/28 †	5,450,841
6,366,000	7.60%, 09/15/39	7,317,080
	CF Industries, Inc.
9,118,000	3.45%, 06/01/23	9,577,958
9,127,000	4.95%, 06/01/43 †	10,710,078
9,051,000	5.15%, 03/15/34	10,429,603
9,122,000	5.38%, 03/15/44	11,162,135
3,125,000	Cleveland-Cliffs, Inc. 6.25%, 10/01/40	2,044,672
	Continental Resources, Inc./OK
12,175,000	3.80%, 06/01/24 †	11,815,472
8,525,000	4.90%, 06/01/44 †	7,360,613
3,896,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	4,611,150
	DCP Midstream Operating LP
6,059,000	3.88%, 03/15/23 †	6,093,597
4,262,000	4.95%, 04/01/22	4,356,893
4,651,000	5.60%, 04/01/44	4,088,252
3,658,000	8.13%, 08/16/30	4,286,225
	DCP Midstream Operating LP 144A
6,065,000	4.75%, 09/30/21	6,196,701
3,550,000	6.45%, 11/03/36	3,423,247
5,151,000	6.75%, 09/15/37	5,018,594
	Dell, Inc.
3,059,000	5.40%, 09/10/40	3,225,088
4,457,000	6.50%, 04/15/38	4,929,999
3,543,000	7.10%, 04/15/28 †	4,281,928
	Delta Air Lines, Inc.
10,935,000	2.90%, 10/28/24	9,496,764
12,100,000	3.63%, 03/15/22	11,889,020
7,225,000	3.75%, 10/28/29	5,901,138
6,050,000	3.80%, 04/19/23	5,634,091
6,075,000	4.38%, 04/19/28 †	5,232,322
	Diversified Healthcare Trust
3,047,000	4.75%, 05/01/24	2,796,292
6,066,000	4.75%, 02/15/28	5,296,541
3,651,000	6.75%, 12/15/21	3,690,870
4,853,000	DPL, Inc. 4.35%, 04/15/29 †	5,131,233
12,075,000	Dresdner Funding Trust I 144A 8.15%, 06/30/31	17,022,562
6,216,000	Edgewell Personal Care Co. 4.70%, 05/24/22	6,561,703
18,103,000	Embarq Corp. 8.00%, 06/01/36	21,256,905
12,141,000	EMC Corp. 3.38%, 06/01/23	12,753,817
	EnLink Midstream Partners LP
8,716,000	4.15%, 06/01/25	7,005,964
6,325,000	4.40%, 04/01/24	5,452,371
5,249,000	5.05%, 04/01/45	2,857,004
4,206,000	5.60%, 04/01/44	2,352,395
	EQM Midstream Partners LP
5,950,000	4.00%, 08/01/24 †	5,974,841
6,070,000	4.13%, 12/01/26	5,912,575
13,375,000	4.75%, 07/15/23	13,585,656
10,350,000	5.50%, 07/15/28	10,753,960
6,693,000	6.50%, 07/15/48	6,678,175
	EQT Corp.
9,126,000	3.00%, 10/01/22 †	9,084,249
15,189,000	3.90%, 10/01/27	14,347,226
3,030,000	4.88%, 11/15/21	3,077,344
11,850,000	7.88%, 02/01/25 †	13,081,156
8,919,000	8.75%, 02/01/30	10,337,567
	Fluor Corp.
6,075,000	3.50%, 12/15/24	4,998,996
7,285,000	4.25%, 09/15/28	6,210,463
2,275,000	Ford Holdings LLC 9.30%, 03/01/30	2,673,125
	Ford Motor Co.
11,846,000	4.35%, 12/08/26 †	12,040,748
15,619,000	4.75%, 01/15/43	14,330,432
10,067,000	5.29%, 12/08/46	9,617,005
2,000,000	6.38%, 02/01/29	2,097,820
5,093,000	6.63%, 10/01/28	5,556,667
3,020,000	7.40%, 11/01/46	3,186,100
14,061,000	7.45%, 07/16/31	16,692,868
	Ford Motor Credit Co. LLC
7,075,000	2.98%, 08/03/22	7,117,733
11,750,000	3.09%, 01/09/23	11,724,267
7,875,000	3.10%, 05/04/23	7,825,781
5,915,000	3.22%, 01/09/22	5,870,638
6,675,000	3.34%, 03/28/22	6,741,750
9,800,000	3.35%, 11/01/22	9,874,578
4,725,000	3.55%, 10/07/22	4,757,484
5,900,000	3.66%, 09/08/24	5,949,708
5,925,000	3.81%, 01/09/24	5,993,434
9,050,000	3.81%, 10/12/21	9,165,297
5,910,000	3.82%, 11/02/27	5,817,656
11,800,000	4.06%, 11/01/24	12,085,265
11,050,000	4.13%, 08/04/25	11,352,770
7,075,000	4.14%, 02/15/23	7,234,187
7,900,000	4.25%, 09/20/22	8,070,956
7,100,000	4.27%, 01/09/27	7,226,380
7,971,000	4.38%, 08/06/23	8,268,239
9,450,000	4.39%, 01/08/26	9,720,175
5,775,000	4.54%, 08/01/26	5,955,469
4,750,000	4.69%, 06/09/25	4,968,975
11,700,000	5.11%, 05/03/29	12,489,750
11,800,000	5.58%, 03/18/24	12,553,430
11,000,000	5.60%, 01/07/22	11,450,175
	Freeport-McMoRan, Inc.
687,000	3.55%, 03/01/22	714,332
16,237,000	3.88%, 03/15/23	17,203,101
9,801,000	4.55%, 11/14/24	10,708,622
9,174,000	5.40%, 11/14/34 †	10,324,465
22,686,000	5.45%, 03/15/43	25,282,640
	Genworth Holdings, Inc.
4,654,000	4.80%, 02/15/24 †	4,110,064
4,582,000	4.90%, 08/15/23	4,092,299
3,626,000	6.50%, 06/15/34 †	3,015,237
8,487,000	7.63%, 09/24/21 †	8,532,108
3,265,000	Global Marine, Inc. 7.00%, 06/01/28	1,365,178
14,442,000	Goldman Sachs Capital I 6.35%, 02/15/34	20,685,062
3,600,000	HB Fuller Co. 4.00%, 02/15/27	3,542,490
3,514,000	HCA, Inc. 7.69%, 06/15/25	4,150,544
4,585,000	Hillenbrand, Inc. 4.50%, 09/15/26	4,946,069
	Ingram Micro, Inc.
3,668,000	5.00%, 08/10/22	3,726,858
6,092,000	5.45%, 12/15/24	6,281,815
	Kraft Heinz Foods Co.
22,562,000	3.00%, 06/01/26	23,875,287
7,180,000	3.50%, 06/06/22 †	7,587,469
3,450,000	3.50%, 07/15/22	3,613,082
18,264,000	3.95%, 07/15/25	20,086,256
5,075,000	4.00%, 06/15/23	5,478,913
33,925,000	4.38%, 06/01/46	35,384,498
12,535,000	4.63%, 01/30/29	14,289,423
11,373,000	5.00%, 07/15/35	13,335,825
22,513,000	5.00%, 06/04/42	25,228,008
22,865,000	5.20%, 07/15/45	26,112,779
8,981,000	6.50%, 02/09/40	11,356,522
4,980,000	6.75%, 03/15/32 †	6,632,091
9,975,000	6.88%, 01/26/39	13,386,468
	Kraft Heinz Foods Co. 144A
11,350,000	3.75%, 04/01/30	12,308,363
5,700,000	4.63%, 10/01/39	5,998,910
17,050,000	4.88%, 10/01/49	18,861,002
10,320,000	7.13%, 08/01/39	14,005,467
	L Brands, Inc.
4,197,000	6.95%, 03/01/33 †	3,625,243
3,651,000	7.60%, 07/15/37	3,119,031
	Mack-Cali Realty LP
3,017,000	3.15%, 05/15/23 †	2,715,491
3,471,000	4.50%, 04/18/22	3,382,135
	Macy’s Retail Holdings, Inc.
7,763,000	2.88%, 02/15/23	6,499,572
6,050,000	3.63%, 06/01/24 †	4,734,428
5,448,000	3.88%, 01/15/22	5,148,469
2,924,000	4.30%, 02/15/43	1,804,985
4,430,000	4.50%, 12/15/34	2,658,443
3,004,000	5.13%, 01/15/42	1,892,220
4,982,000	Magellan Health, Inc. 4.90%, 09/22/24	5,049,979
	Mattel, Inc.
3,050,000	3.15%, 03/15/23 †	2,993,133
3,632,000	5.45%, 11/01/41	3,284,981
2,991,000	6.20%, 10/01/40	2,779,521
	MDC Holdings, Inc.
2,975,000	5.50%, 01/15/24	3,208,969
6,069,000	6.00%, 01/15/43	6,992,823
5,600,000	Michael Kors USA, Inc. 144A 4.25%, 11/01/24	5,320,000
3,340,873	Midland Cogeneration Venture LP 144A 6.00%, 03/15/25	3,434,769
	Murphy Oil Corp.
3,158,000	4.00%, 06/01/22 †	3,094,887
3,855,000	4.95%, 12/01/22	3,780,271
4,195,000	6.38%, 12/01/42	3,353,043
2,861,000	7.05%, 05/01/29	2,670,915
2,937,000	Nabors Industries, Inc. 4.63%, 09/15/21 †	2,358,455
7,267,000	Navient Corp. 5.63%, 08/01/33	6,187,414
	Newell Brands, Inc.
2,990,000	4.00%, 06/15/22	3,094,650
17,048,000	4.35%, 04/01/23	18,166,605
24,157,000	4.70%, 04/01/26	26,191,744
4,934,000	5.88%, 04/01/36	5,600,090
8,090,000	6.00%, 04/01/46	8,959,675
4,931,000	NortonLifeLock, Inc. 3.95%, 06/15/22 †	5,109,749
3,113,000	NuStar Logistics LP 4.75%, 02/01/22 †	3,108,377
	Occidental Petroleum Corp.
22,216,000	0.00%, 10/10/36 ^	9,802,810
14,300,000	2.60%, 08/13/21	14,216,702
3,950,000	2.60%, 04/15/22	3,855,437
19,750,000	2.70%, 08/15/22	19,102,299
11,750,000	2.70%, 02/15/23	11,303,970
29,613,000	2.90%, 08/15/24	27,922,690
7,402,000	3.00%, 02/15/27	6,553,583
8,025,000	3.13%, 02/15/22	7,931,910
9,872,000	3.20%, 08/15/26	9,007,509
11,350,000	3.40%, 04/15/26	10,300,125
7,475,000	3.50%, 06/15/25	7,074,789
14,800,000	3.50%, 08/15/29 †	13,177,476
7,400,000	4.10%, 02/15/47	5,827,500
9,875,000	4.20%, 03/15/48	8,038,744
7,375,000	4.30%, 08/15/39	6,006,016
11,865,000	4.40%, 04/15/46 †	9,686,645
7,400,000	4.40%, 08/15/49	6,047,317
6,150,000	4.50%, 07/15/44	5,069,906
7,375,000	4.63%, 06/15/45	6,141,900
10,685,000	5.55%, 03/15/26	10,738,639
7,275,000	6.20%, 03/15/40	7,088,578
17,125,000	6.45%, 09/15/36	17,160,706
10,845,000	6.60%, 03/15/46	10,612,592
5,750,000	6.95%, 07/01/24	6,041,094
8,560,000	7.50%, 05/01/31	9,089,650
4,787,000	7.88%, 09/15/31	5,113,114
3,175,000	7.95%, 06/15/39	3,200,797
	Oceaneering International, Inc.
6,090,000	4.65%, 11/15/24	4,099,331
3,492,000	6.00%, 02/01/28	2,220,249
3,338,000	Pactiv LLC 7.95%, 12/15/25	3,617,207
	Pitney Bowes, Inc.
4,564,000	4.63%, 03/15/24 †	3,838,484
3,356,000	5.70%, 04/01/23 †	2,957,827
	PulteGroup, Inc.
3,453,000	6.00%, 02/15/35	4,109,401
4,589,000	6.38%, 05/15/33	5,752,197
3,659,000	7.88%, 06/15/32	4,881,197
	Qwest Corp.
11,522,000	6.75%, 12/01/21	12,299,317
2,985,000	7.25%, 09/15/25 †	3,460,058
4,873,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (o)	7,339,030
2,875,000	Rite Aid Corp. 7.70%, 02/15/27	2,424,071
	Rockies Express Pipeline LLC 144A
4,850,000	3.60%, 05/15/25	4,725,719
4,135,000	4.80%, 05/15/30	3,951,468
6,675,000	4.95%, 07/15/29	6,554,049
5,945,000	6.88%, 04/15/40	6,004,450
2,985,000	7.50%, 07/15/38	3,059,625
6,800,455	Ruby Pipeline LLC 144A 7.00%, 04/01/22	6,461,868
3,194,000	Safeway, Inc. 7.25%, 02/01/31 †	3,588,651
	Sealed Air Corp. 144A
10,000	4.88%, 12/01/22	10,510
5,506,000	6.88%, 07/15/33	6,709,391
	Service Properties Trust
4,850,000	3.95%, 01/15/28	4,032,775
9,825,000	4.35%, 10/01/24	8,832,970
4,869,000	4.38%, 02/15/30 †	3,986,494
6,075,000	4.50%, 06/15/23	5,782,641
4,250,000	4.50%, 03/15/25	3,847,525
4,250,000	4.65%, 03/15/24	3,899,375
5,475,000	4.75%, 10/01/26	4,831,688
4,850,000	4.95%, 02/15/27	4,402,830
5,150,000	4.95%, 10/01/29 †	4,412,906
6,075,000	5.00%, 08/15/22	6,013,223
4,300,000	5.25%, 02/15/26	3,880,750
11,298,000	Southwestern Energy Co. 6.45%, 01/23/25 †	10,470,647
	Spirit AeroSystems, Inc.
3,630,000	3.85%, 06/15/26	3,403,851
3,640,000	3.95%, 06/15/23	3,089,450
8,465,000	4.60%, 06/15/28	6,629,153
	Sprint Capital Corp.
30,069,000	6.88%, 11/15/28	39,073,162
24,271,000	8.75%, 03/15/32	37,462,288
4,407,000	Tenet Healthcare Corp. 6.88%, 11/15/31	4,224,374
8,184,080	Topaz Solar Farms LLC 144A 5.75%, 09/30/39	9,789,576
4,971,000	Trinity Industries, Inc. 4.55%, 10/01/24	5,039,351
7,363,000	Under Armour, Inc. 3.25%, 06/15/26 †	6,875,201
6,650,000	United States Cellular Corp. 6.70%, 12/15/33	8,356,357
4,268,000	United States Steel Corp. 6.65%, 06/01/37 †	2,664,491
8,970,000	Washington Prime Group LP 6.45%, 08/15/24 †	3,544,092
	Western Midstream Operating LP
6,055,000	3.95%, 06/01/25	6,055,000
7,025,000	4.00%, 07/01/22	7,284,784
11,975,000	4.10%, 02/01/25	11,965,300
4,850,000	4.50%, 03/01/28	4,886,375
6,075,000	4.65%, 07/01/26	6,242,063
4,832,000	4.75%, 08/15/28	4,891,240
14,225,000	5.05%, 02/01/30	14,423,652
8,613,000	5.30%, 03/01/48	7,737,144
7,275,000	5.45%, 04/01/44	6,674,813
4,261,000	5.50%, 08/15/48	3,824,248
11,825,000	6.25%, 02/01/50	11,698,354
	Wyndham Destinations, Inc.
4,845,000	3.90%, 03/01/23	4,711,012
7,870,000	4.25%, 03/01/22	7,835,490
3,653,000	5.40%, 04/01/24	3,665,073
4,846,000	5.75%, 04/01/27	4,814,792
4,261,000	6.35%, 10/01/25	4,468,276
	Xerox Corp.
3,666,000	3.80%, 05/15/24 †	3,697,693
3,286,000	4.07%, 03/17/22 †	3,379,700
12,153,000	4.13%, 03/15/23	12,538,129
3,040,000	4.80%, 03/01/35	2,870,657
4,263,000	6.75%, 12/15/39 †	4,702,248
3,679,000	XPO CNW, Inc. 6.70%, 05/01/34	3,813,375
	Yum! Brands, Inc.
4,242,000	3.75%, 11/01/21	4,331,612
3,796,000	3.88%, 11/01/23 †	3,947,441
3,343,000	5.35%, 11/01/43 †	3,510,150
3,730,000	6.88%, 11/15/37	4,342,820
		2,070,424,610
Total Corporate Bonds (Cost: $2,373,365,495)		2,553,165,576

Number Of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6% (Cost: $66,818,885)
Money Market Fund: 2.6%
66,818,885	State Street Navigator Securities Lending Government Money Market Portfolio
		66,818,885
Total Investments: 100.7% (Cost: $2,440,184,380)		2,619,984,461
Liabilities in excess of other assets: (0.7)%		(17,072,318)
NET ASSETS: 100.0%		$2,602,912,143

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
(d)	Security in default
(o)	Perpetual Maturity - the date shown is the next call date
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $84,783,674.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $307,683,294, or 11.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	8.4%	$213,449,555
Communications	9.9	252,046,097
Consumer, Cyclical	21.6	551,710,033
Consumer, Non-cyclical	12.0	307,701,114
Energy	29.7	757,946,205
Financial	10.1	257,567,873
Industrial	3.3	84,507,668
Technology	2.6	66,144,237
Utilities	2.4	62,092,794
	100.0%	$2,553,165,576

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 69.0%
Australia: 0.7%
$225,000	National Australia Bank Ltd. 3.63%, 06/20/23 †	$245,189

Austria: 0.8%
50,000	Klabin Austria GmbH 144A 7.00%, 04/03/49	55,063
200,000	Suzano Austria GmbH 144A 5.75%, 07/14/26	225,014
		280,077
Brazil: 0.3%
100,000	Banco Nacional de Desenvolvimento Economico e Social Reg S 4.75%, 05/09/24	106,991
British Virgin Islands: 2.1%
200,000	Beijing Capital Polaris Investment Co. Ltd. Reg S 4.25%, 03/26/21	202,703
200,000	LTC GB Ltd. Reg S 2.75%, 05/26/21	202,128
200,000	Rongshi International Finance Ltd. Reg S 3.25%, 05/21/24	212,121
90,700	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	97,632
		714,584
Canada: 1.3%
125,000	Bank of Nova Scotia 2.38%, 01/18/23	130,966
300,000	Toronto-Dominion Bank 1.85%, 09/11/20	300,519
		431,485
Cayman Islands: 2.4%
175,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/27 †	190,937
200,000	MAF Sukuk Ltd. Reg S 4.64%, 05/14/29	210,600
225,000	Modern Land China Co. Ltd. Reg S 7.95%, 03/05/21	222,750
200,000	MTR Corp. Ltd. Reg S 2.50%, 11/02/26	211,409
		835,696
Chile: 0.5%
150,000	Inversiones CMPC SA 144A 4.38%, 04/04/27	163,284
China / Hong Kong: 10.5%
200,000	Agricultural Bank of China Ltd. Reg S 2.75%, 10/20/20	200,707
	Bank of China Ltd. Reg S
300,000	1.24% (ICE LIBOR USD 3 Month+.88%), 11/22/22	301,423
450,000	2.25%, 07/12/21	455,175
200,000	CGNPC International Ltd. Reg S 2.75%, 07/02/24	210,260
200,000	China Construction Bank Corp. Reg S 0.92% (ICE LIBOR USD 3 Month+.66%), 10/22/22	199,498
200,000	China Development Bank Reg S 2.75%, 11/16/22	207,813
200,000	ICBCIL Finance Co. Ltd. Reg S 1.43% (ICE LIBOR USD 3 Month+1.05%), 11/20/24	195,222
	Industrial & Commercial Bank of China Ltd. Reg S
275,000	0.96% (ICE LIBOR USD 3 Month+.72%), 04/25/22	274,623
200,000	1.04% (ICE LIBOR USD 3 Month+.77%), 10/12/20	200,085
300,000	1.04% (ICE LIBOR USD 3 Month+.73%), 06/14/21	300,172
300,000	1.07% (ICE LIBOR USD 3 Month+.83%), 04/25/24	297,804
200,000	1.10% (ICE LIBOR USD 3 Month+.78%), 09/16/24	199,626
200,000	1.14% (ICE LIBOR USD 3 Month+.83%), 06/14/23	200,835
200,000	Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	217,934
200,000	Wuhan Metro Group Co Ltd. Reg S 2.96%, 09/24/24	204,287
		3,665,464
Costa Rica: 0.3%
100,000	Banco Nacional de Costa Rica 144A 5.88%, 04/25/21	101,238
France: 1.0%
300,000	Electricite de France SA 144A 3.63%, 10/13/25	339,340
Germany: 4.6%
	Kreditanstalt fuer Wiederaufbau
500,000	1.75%, 09/14/29	548,936
580,000	2.00%, 11/30/21	593,991
250,000	2.00%, 09/29/22	259,794
200,000	Landesbank Baden-Wuerttemberg Reg S 2.38%, 05/31/22	207,157
		1,609,878
India: 3.3%
200,000	Adani Green Energy Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy Pvt. Ltd. Reg S 6.25%, 12/10/24	211,523
200,000	Indian Railway Finance Corp. Ltd. Reg S 3.84%, 12/13/27	214,745
200,000	REC Ltd. Reg S 3.88%, 07/07/27	201,257
100,000	ReNew Power Private Ltd. 144A 5.88%, 03/05/27	100,338
200,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	207,720
200,000	State Bank of India Reg S 4.50%, 09/28/23	214,652
		1,150,235
Japan: 0.6%
100,000	Mitsubishi UFJ Financial Group, Inc. 2.53%, 09/13/23	105,531
100,000	Sumitomo Mitsui Banking Corp. 2.45%, 10/20/20	100,434
		205,965
Luxembourg: 0.7%
240,000	Klabin Finance SA 144A 4.88%, 09/19/27	252,258
Mauritius: 2.0%
200,000	Azure Power Energy Ltd. 144A 5.50%, 11/03/22	204,484
200,000	Greenko Investment Co. 144A 4.88%, 08/16/23	200,727
200,000	Greenko Solar Mauritius Ltd. 144A 5.95%, 07/29/26	203,752
100,000	Neerg Energy Ltd. 144A 6.00%, 02/13/22	100,503
		709,466
Netherlands: 4.3%
200,000	Greenko Dutch BV 144A 4.88%, 07/24/22	202,250
	ING Groep NV 144A
200,000	1.40% (+1.10%), 07/01/26	203,957
350,000	4.63%, 01/06/26	414,875
	Nederlandse Waterschapsbank NV 144A
300,000	2.13%, 11/15/21	307,056
350,000	3.13%, 12/05/22	373,109
		1,501,247
Peru: 0.7%
200,000	Consorcio Transmantaro SA 144A 4.70%, 04/16/34	231,712
Philippines: 0.6%
200,000	Bank of the Philippine Islands Reg S 2.50%, 09/10/24	203,764
Singapore: 1.1%
200,000	DBS Group Holdings Ltd. 144A 0.86% (ICE LIBOR USD 3 Month+.62%), 07/25/22	200,552
200,000	Vena Energy Capital Pte Ltd. Reg S 3.13%, 02/26/25	194,910
		395,462
South Korea: 2.9%
50,000	Hyundai Capital Services, Inc. 144A 2.88%, 03/16/21	50,440
100,000	Korea Electric Power Corp. 144A 2.50%, 06/24/24	106,235
150,000	Korea Hydro & Nuclear Power Co. Ltd. 144A 3.75%, 07/25/23	162,704
200,000	Korea Midland Power Co. Ltd. Reg S 3.38%, 01/22/22	207,616
200,000	Korea Water Resources Corp. Reg S 3.88%, 05/15/23	217,085
250,000	LG Chem Ltd. 144A 3.63%, 04/15/29	278,936
		1,023,016
United Arab Emirates: 1.0%
150,000	Axis Bank Ltd. 144A 2.88%, 06/01/21	150,375
200,000	First Abu Dhabi Bank PJSC Reg S 3.00%, 03/30/22	207,005
		357,380
United States: 27.3%
	Alexandria Real Estate Equities, Inc.
100,000	3.80%, 04/15/26	114,843
200,000	4.00%, 01/15/24	222,192
	Apple, Inc.
250,000	2.85%, 02/23/23	265,110
400,000	3.00%, 06/20/27	454,375
	Avangrid, Inc.
50,000	3.15%, 12/01/24	54,647
100,000	3.20%, 04/15/25	110,946
300,000	3.80%, 06/01/29	358,011
575,000	Bank of America Corp. 3.50% (ICE LIBOR USD 3 Month+.63%), 05/17/22	588,524
450,000	Boston Properties LP 4.50%, 12/01/28	544,747
400,000	Citigroup, Inc. 1.68% (United States Secured Overnight Financing Rate+1.67%), 05/15/24	411,367
250,000	Clearway Energy Operating LLC 144A 4.75%, 03/15/28	267,423
150,000	Digital Realty Trust LP 3.95%, 07/01/22	159,269
175,000	DTE Electric Co. 3.95%, 03/01/49	232,648
250,000	Duke Energy Carolinas LLC 3.95%, 11/15/28	307,002
250,000	Duke Energy Florida LLC 2.50%, 12/01/29	278,910
100,000	Duke Energy Progress LLC 3.45%, 03/15/29	118,853
100,000	Duke Realty LP 2.88%, 11/15/29 †	112,310
100,000	ERP Operating LP 4.15%, 12/01/28	121,051
100,000	Evergy Kansas Central, Inc. 2.55%, 07/01/26	108,355
100,000	Hanwha Energy USA Holdings Corp. 144A 2.38%, 07/30/22	102,885
100,000	HAT Holdings I LLC / HAT Holdings II LLC 144A 5.25%, 07/15/24	104,386
200,000	Host Hotels & Resorts LP 3.38%, 12/15/29	194,734
	Interstate Power & Light Co.
100,000	3.50%, 09/30/49 †	120,869
175,000	4.10%, 09/26/28	206,812
180,000	Kaiser Foundation Hospitals 3.15%, 05/01/27	203,513
100,000	Kilroy Realty LP 4.75%, 12/15/28	115,874
100,000	Massachusetts Institute of Technology 3.96%, 07/01/38	128,189
	MidAmerican Energy Co.
100,000	3.10%, 05/01/27	113,841
200,000	3.15%, 04/15/50	243,218
100,000	3.65%, 08/01/48	130,567
200,000	3.95%, 08/01/47	266,436
325,000	4.25%, 07/15/49	458,332
	Northern States Power Co.
200,000	2.60%, 06/01/51	220,546
150,000	2.90%, 03/01/50	175,119
100,000	NSTAR Electric Co. 3.25%, 05/15/29	116,370
125,000	Owens Corning 3.95%, 08/15/29	140,070
160,000	PNC Financial Services Group, Inc. 2.20%, 11/01/24	170,709
	Public Service Co. of Colorado
100,000	3.20%, 03/01/50	121,961
100,000	3.70%, 06/15/28	118,318
135,000	4.10%, 06/15/48	182,512
75,000	Regency Centers LP 3.75%, 06/15/24	79,167
250,000	Southern Power Co. 4.15%, 12/01/25	291,966
100,000	Southwestern Public Service Co. 3.15%, 05/01/50	118,243
150,000	Toyota Motor Credit Corp. 2.15%, 02/13/30	162,419
250,000	Verizon Communications, Inc. 3.88%, 02/08/29	301,793
100,000	Welltower, Inc. 2.70%, 02/15/27	106,400
		9,525,832
Total Corporate Bonds (Cost: $22,889,949)		24,049,563
GOVERNMENT OBLIGATIONS: 30.1%
Chile: 2.7%
	Chile Government International Bond
200,000	2.55%, 01/27/32	215,015
600,000	3.50%, 01/25/50	732,300
		947,315
China / Hong Kong: 0.8%
250,000	Hong Kong Government International Bond 144A 2.50%, 05/28/24	265,308
Finland: 0.2%
50,000	Municipality Finance Plc 144A 1.38%, 09/21/21	50,629
Indonesia: 1.8%
	Perusahaan Penerbit SBSN Indonesia III 144A
200,000	2.30%, 06/23/25	205,750
100,000	3.75%, 03/01/23	105,610
275,000	3.90%, 08/20/24	298,954
		610,314
Mexico: 0.4%
150,000	Nacional Financiera SNC 144A 3.38%, 11/05/20	150,669
Netherlands: 0.6%
200,000	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV Reg S 2.75%, 02/20/24	216,456
Norway: 0.9%
	Kommunalbanken AS 144A
100,000	1.38%, 10/26/20	100,248
200,000	2.13%, 02/11/25	215,247
		315,495
South Korea: 0.7%
250,000	Export-Import Bank of Korea 2.13%, 02/11/21	251,900
Supranational: 12.3%
150,000	African Development Bank 3.00%, 12/06/21	155,610
	Asian Development Bank
300,000	1.88%, 08/10/22	310,079
200,000	2.13%, 03/19/25	216,428
100,000	2.38%, 08/10/27	112,577
100,000	3.13%, 09/26/28	119,514
	European Bank for Reconstruction & Development
150,000	1.50%, 02/13/25	156,766
150,000	1.63%, 09/27/24	158,083
125,000	1.88%, 07/15/21	126,939
	European Investment Bank
100,000	1.63%, 10/09/29	108,271
250,000	2.13%, 04/13/26	274,487
100,000	2.38%, 05/24/27	112,397
625,000	2.50%, 10/15/24	682,807
500,000	European Investment Bank 144A 2.88%, 06/13/25 †	561,087
	International Bank for Reconstruction & Development
280,000	2.13%, 03/03/25	302,702
150,000	3.13%, 11/20/25	171,047
	International Finance Corp.
270,000	2.00%, 10/24/22	280,517
320,000	2.13%, 04/07/26	350,618
100,000	Nordic Investment Bank 2.25%, 09/30/21	102,342
		4,302,271
Sweden: 1.1%
	Kommuninvest I Sverige AB 144A
200,000	1.63%, 04/24/23	207,470
175,000	1.88%, 06/01/21	177,320
		384,790
United States: 8.6%
250,000	City of San Francisco Public Utilities Commission Water Revenue 3.47%, 11/01/43	274,332
20,000	District of Columbia Water & Sewer Authority 4.81%, 10/01/14	31,528
	Fannie Mae-ACES
44,000	2.52%, 08/25/29	48,842
200,000	2.56%, 07/25/24	211,087
100,000	2.80%, 02/25/27	110,447
260,000	2.96%, 09/25/27	294,873
935,000	3.05%, 03/25/28	1,067,992
200,000	3.33%, 06/25/28	230,463
500,000	3.55%, 09/25/28	590,952
100,000	Metropolitan Transportation Authority 5.18%, 11/15/49	117,560
		2,978,076
Total Government Obligations (Cost: $9,938,682)		10,473,223
Total Investments Before Collateral for Securities Loaned: 99.1% (Cost: $32,828,631)		34,522,786

Number Of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.3% (Cost: $463,884)
Money Market Fund: 1.3%
463,884	State Street Navigator Securities Lending Government Money Market Portfolio
		463,884
Total Investments: 100.4% (Cost: $33,292,515)		34,986,670
Liabilities in excess of other assets: (0.4)%		(134,951)
NET ASSETS: 100.0%		$34,851,719

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $1,060,054.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $7,746,540, or 22.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.2%	$1,110,429
Communications	0.9	301,793
Consumer, Cyclical	1.8	637,737
Consumer, Non-cyclical	0.9	331,702
Diversified	0.6	202,703
Energy	3.9	1,333,455
Financial	35.1	12,111,304
Government	30.3	10,473,223
Industrial	1.8	610,829
Technology	2.1	719,485
Utilities	19.4	6,690,126
	100.0%	$34,522,786

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.8%
Alabama: 1.8%
$615,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 08/31/20 (c)	$615,037
	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
500,000	5.25%, 06/01/25	513,335
2,750,000	6.00%, 06/01/26 (c)	2,825,762
4,025,000	Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG) 5.75%, 10/01/29 (c)	3,530,488
	Jefferson County, Sewer Revenue, Series D (RB)
10,000,000	6.00%, 10/01/23 (c)	11,537,400
9,000,000	6.50%, 10/01/23 (c)	10,501,110
	Jefferson County, Sewer Revenue, Series E (RB)
60,000	0.00%, 10/01/23 (c) ^	23,086
100,000	0.00%, 10/01/23 (c) ^	45,525
	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB)
11,500,000	4.50%, 05/01/29 (c)	12,650,115
10,000,000	5.25%, 05/01/29 (c)	11,163,900
		53,405,758
Alaska: 0.2%
	Northern Tobacco Securitization Corp., Series A (RB)
4,460,000	5.00%, 08/17/20 (c)	4,461,160
760,000	5.00%, 08/17/20 (c)	760,198
		5,221,358
American Samoa: 0.1%
	American Samoa Economic Development Authority, Series A (RB)
250,000	6.50%, 09/01/28	306,398
1,000,000	6.63%, 09/01/25 (c)	1,173,640
500,000	7.13%, 09/01/28 (c)	638,545
		2,118,583
Arizona: 2.3%
200,000	Arizona Industrial Development Authority, Academies of Math and Science, Series B (RB) 5.00%, 01/01/27 (c)	218,402
	Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
2,940,000	6.00%, 07/01/27 (c)	3,157,707
1,320,000	6.00%, 07/01/27 (c)	1,442,113
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
250,000	5.13%, 07/01/26 (c)	269,845
500,000	5.25%, 07/01/26 (c)	534,750
	Arizona Industrial Development Authority, Basis School Project, Series D (RB)
515,000	5.00%, 07/01/27 (c)	547,079
270,000	5.00%, 07/01/27 (c)	287,488
500,000	Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	532,385
	Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB)
300,000	5.00%, 07/15/27 (c)	312,834
400,000	5.00%, 07/15/27 (c)	428,304
	Arizona Industrial Development Authority, Education Facility, Series A (RB)
1,050,000	5.25%, 07/01/23 (c)	1,134,651
2,100,000	5.50%, 07/01/23 (c)	2,262,267
3,005,000	Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project, Series B (RB) 5.13%, 07/01/29 (c)	2,592,834
	Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project, Third Tier, Series C (RB)
1,420,000	5.00%, 07/01/29 (c)	1,192,417
3,465,000	5.50%, 07/01/29 (c)	2,998,784
3,160,000	Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project, Third Tier, Series C (RB) 5.00%, 07/01/29 (c)	2,569,965
1,000,000	Arizona Industrial Development Authority, Kazen Education Project (RB) 5.70%, 07/01/26 (c)	1,077,700
	Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB)
500,000	4.00%, 07/01/24 (c)	506,820
500,000	5.00%, 07/01/24 (c)	512,565
	Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB)
400,000	4.00%, 07/15/28 (c)	376,068
445,000	4.00%, 07/15/28 (c)	434,814
5,933,223	Arizona Industrial Development Authority, Series 2 (RB) 3.63%, 05/20/33	6,264,178
250,000	Glendale Industrial Development Authority, Beatitudes Campus Project (RB) 4.00%, 11/15/24 (c)	254,153
	Glendale Industrial Development Authority, Glencroft Retirement Community Project (RB)
600,000	5.00%, 11/15/26 (c)	584,952
700,000	5.25%, 11/15/26 (c)	672,014
	Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
500,000	4.00%, 07/01/25	515,810
1,000,000	5.00%, 07/01/25 (c)	1,048,220
900,000	5.00%, 07/01/25 (c)	958,698
500,000	5.00%, 07/01/25 (c)	524,335
	Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB)
1,750,000	5.00%, 07/01/28 (c)	1,865,325
1,000,000	5.00%, 07/01/28 (c)	1,079,150
675,000	Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	703,870
750,000	Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	800,062
1,000,000	Industrial Development Authority of the City of Phoenix, Oro Valley Project, Series A (RB) 5.25%, 07/01/22 (c)	1,021,790
1,000,000	Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/28 (c)	1,131,510
	Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
125,000	5.00%, 07/01/29 (c)	150,240
1,300,000	5.00%, 07/01/29 (c)	1,567,319
	Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
500,000	5.00%, 07/01/29 (c)	532,665
500,000	5.00%, 07/01/29 (c)	534,435
500,000	5.00%, 07/01/29 (c)	542,880
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	791,917
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	392,580
	Pima County Industrial Development Authority, American Leadership Academy Project (RB)
1,250,000	4.13%, 06/15/22 (c)	1,250,950
2,000,000	4.75%, 06/15/22 (c)	2,005,200
2,000,000	5.00%, 06/15/22 (c)	2,007,280
500,000	5.00%, 06/15/25 (c)	504,045
750,000	5.00%, 06/15/25 (c)	755,100
1,250,000	5.63%, 06/15/25 (c)	1,304,087
	Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
250,000	5.25%, 07/01/26 (c)	254,093
250,000	5.38%, 07/01/26 (c)	251,713
250,000	5.50%, 07/01/26 (c)	252,658
295,000	6.00%, 08/31/20 (c)	301,151
1,000,000	6.00%, 08/31/20 (c)	1,013,770
4,020,000	Pinal County Industrial Development Authority, WOF SW GGP 1 LLC Project (RB) 7.25%, 10/01/23 (c)	3,265,165
	Salt Verde Financial Corp. (RB)
290,000	5.25%, 12/01/23	330,011
305,000	5.25%, 12/01/24	358,348
265,000	5.25%, 12/01/25	320,176
215,000	5.25%, 12/01/27	272,493
245,000	5.25%, 12/01/28	317,549
370,000	5.50%, 12/01/29	497,443
	Tempe Industrial Development Authority, Friendship Village of Tempe (RB)
355,000	5.00%, 12/01/26 (c)	345,326
250,000	5.00%, 12/01/26 (c)	245,010
	Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
600,000	6.13%, 10/01/27 (c)	616,890
3,900,000	6.13%, 10/01/27 (c)	4,021,368
		65,815,721
Arkansas: 0.4%
12,095,000	Arkansas Development Finance Authority, Big River Steel Project (RB) 4.50%, 09/01/26 (c)	12,283,924
California: 11.9%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
2,055,000	5.00%, 10/01/26 (c)	2,397,795
5,000,000	5.00%, 10/01/26 (c)	5,821,350
3,000,000	5.00%, 10/01/26 (c)	3,520,560
1,650,000	5.00%, 10/01/26 (c)	1,930,582
	Anaheim Community Facilities District No. 08-1 (ST)
500,000	4.00%, 09/01/23 (c)	529,195
750,000	4.00%, 09/01/23 (c)	797,175
200,000	4.00%, 09/01/23 (c)	213,426
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	303,753
1,480,000	5.25%, 03/01/26 (c)	1,543,862
500,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	516,980
9,800,000	California Community Housing Agency, Essential Housing, Serenity at Larkspur, Series A (RB) 5.00%, 02/01/30 (c)	11,029,018
3,100,000	California Community Housing Agency, Essential Housing, The Arbors, Series A 5.00%, 08/01/30 (c)	3,519,058
4,000,000	California Community Housing Agency, Essential Housing, Verdant at Green Valley, Series A (RB) 5.00%, 08/01/29 (c)	4,479,080
2,900,000	California Community Housing Agency, Workforce Housing, Series A (RB) 5.00%, 04/01/29 (c)	3,236,139
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 08/31/20 (c)	30,027
205,000	California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. (RB) 5.25%, 08/17/20 (c)	205,002
	California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB)
4,115,000	5.00%, 08/17/20 (c)	4,115,617
15,000	5.00%, 08/17/20 (c)	15,002
2,965,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Series A (RB) 4.00%, 06/01/30 (c)	3,336,485
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
1,120,000	5.13%, 08/31/20 (c)	1,121,030
2,000,000	5.25%, 08/31/20 (c)	2,001,840
25,850,000	California County Tobacco Securitization Agency, Stanislaus County Tobacco, Series C (RB) 0.00%, 08/17/20 (c) ^	2,712,440
18,250,000	California County Tobacco Securitization Agency, Stanislaus County Tobacco, Series D (RB) 0.00%, 08/17/20 (c) ^	1,372,400
	California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
250,000	4.00%, 08/15/27 (c)	268,000
500,000	4.20%, 08/15/27 (c)	550,765
80,000	4.25%, 11/15/22 (c)	84,255
460,000	5.00%, 08/15/27 (c)	539,106
990,000	5.00%, 08/15/27 (c)	1,141,084
991,271	California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	1,088,069
	California Municipal Finance Authority, California Baptist University, Series A (RB)
500,000	5.50%, 11/01/25 (c)	530,020
1,000,000	6.13%, 11/01/23 (c)	1,097,090
	California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB)
150,000	4.00%, 11/15/28 (c)	160,694
500,000	5.00%, 11/15/28 (c)	578,255
	California Municipal Finance Authority, CHF-Riverside II, LLC - UCR North District Phase I Student Housing Project (RB) (SBG)
1,250,000	5.00%, 11/15/29 (c)	1,434,237
1,700,000	5.00%, 11/15/29 (c)	1,954,082
	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
250,000	5.00%, 07/01/27 (c)	301,338
200,000	5.00%, 07/01/27 (c)	242,164
	California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
500,000	5.00%, 10/01/27 (c)	515,435
500,000	5.00%, 10/01/27 (c)	518,005
500,000	5.00%, 10/01/27 (c)	524,795
2,900,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.63%, 03/01/25 (c)	2,929,986
	California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
1,950,000	3.00%, 06/30/28 (c)	2,066,278
650,000	3.25%, 06/30/28 (c)	693,699
975,000	3.50%, 06/30/28 (c)	1,048,895
2,040,000	4.00%, 06/30/28 (c)	2,201,405
3,405,000	5.00%, 06/30/28 (c)	3,944,965
2,040,000	5.00%, 06/30/28 (c)	2,426,315
2,490,000	5.00%, 06/30/28 (c)	2,898,509
500,000	5.00%, 06/30/28 (c)	613,700
600,000	5.00%, 06/30/28 (c)	738,222
700,000	5.00%, 06/30/28 (c)	835,597
1,035,000	5.00%, 06/30/28 (c)	1,256,542
1,600,000	California Municipal Finance Authority, LINXS APM Project, Series B (RB) (AGM) 5.00%, 06/01/28 (c)	1,850,832
230,000	California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/26 (c)	256,034
	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
500,000	5.00%, 07/01/26 (c)	525,525
1,000,000	5.00%, 07/01/28 (c)	1,054,010
130,000	5.00%, 07/01/28 (c)	139,646
930,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 7.00%, 06/01/22 (c)	1,015,076
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,573,695
250,000	California Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project (RB) 4.00%, 11/15/28 (c)	267,823
12,500,000	California Municipal Finance Authority, United Airlines, Inc. Los Angeles International Airport Project (RB) 4.00%, 07/15/29	12,565,250
	California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
1,000,000	7.00%, 07/01/22 (d) *	540,000
10,500,000	7.50%, 07/01/22 (c) (d) *	5,670,000
7,000,000	7.50%, 12/01/29 (c)	1,120,000
6,635,000	8.00%, 07/01/27 (c) (d) *	3,566,312
2,350,000	California Pollution Control Financing Authority, Solid Waste Disposal, Rialto Bioenergy Facility LLC Project (RB) 7.50%, 12/01/24 (c)	2,287,631
	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
300,000	5.00%, 07/01/27 (c)	252,000
1,000,000	5.00%, 07/01/27 (c)	840,000
310,000	5.00%, 07/01/27	260,400
485,000	5.00%, 07/01/27 (c)	407,400
400,000	California School Finance Authority, Bright Star Schools Obligated Group (RB) 5.00%, 06/01/27 (c)	423,908
2,000,000	California School Finance Authority, River Springs Charter School Project, Series A (RB) 6.38%, 07/01/25 (c)	2,235,180
	California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
250,000	5.13%, 06/01/26 (c)	263,145
250,000	5.25%, 06/01/26 (c)	264,085
	California Statewide Communities Development Authority, Baptist University, Series A (RB)
2,500,000	3.50%, 11/01/27	2,477,375
1,000,000	5.00%, 11/01/27 (c)	1,050,080
250,000	California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/29 (c)	252,860
	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
1,960,000	5.50%, 08/31/20 (c)	1,686,502
375,000	5.75%, 08/31/20 (c)	350,423
980,000	5.75%, 08/31/20 (c)	897,484
55,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 08/31/20 (c)	50,878
	California Statewide Communities Development Authority, Independence Support, LLC Project (RB)
100,000	6.00%, 06/01/25 (d) *	55,000
125,000	6.50%, 06/01/25 (c) (d) *	68,750
1,000,000	California Statewide Communities Development Authority, Infrastructure Program, Series B (SA) 5.00%, 09/02/28 (c)	1,149,300
385,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26 (c)	440,055
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB)
500,000	5.00%, 06/01/29 (c)	508,525
435,000	5.00%, 06/01/29 (c)	450,351
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	79,344
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
1,010,000	4.90%, 08/17/20 (c)	1,021,261
1,100,000	5.00%, 06/01/26 (c)	1,259,313
1,595,000	5.00%, 06/01/26 (c)	1,773,752
350,000	5.00%, 06/01/26 (c)	399,501
1,740,000	5.25%, 12/01/24 (c)	1,916,871
7,380,000	5.25%, 06/01/26 (c)	8,029,588
1,000,000	5.25%, 06/01/28 (c)	1,101,040
8,360,000	5.50%, 12/01/24 (c)	9,040,671
6,500,000	5.50%, 06/01/28 (c)	7,240,415
	California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
3,130,000	5.00%, 06/01/26 (c)	3,428,539
125,000	5.75%, 01/15/23 (c)	127,361
3,170,000	California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments, Phase IV-A (RB) 5.00%, 05/15/27 (c)	3,525,389
	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
23,000,000	0.00%, 08/17/20 (c) ^	1,640,360
23,750,000	0.00%, 08/31/20 (c) ^	1,088,937
3,175,000	6.00%, 08/31/20 (c)	3,201,860
900,000	6.00%, 08/31/20 (c)	907,614
120,000	Cathedral City, California Public Financing Authority, Series A (AMBAC) (TA) 4.50%, 08/31/20 (c)	120,288
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	58,202
	City of Dublin, Community Facilities District No. 2015-1 (ST)
500,000	5.00%, 09/01/26 (c)	564,590
500,000	5.00%, 09/01/26 (c)	566,860
500,000	5.00%, 09/01/26 (c)	576,835
1,150,000	5.00%, 09/01/27 (c)	1,341,417
1,840,000	5.00%, 09/01/27 (c)	2,110,848
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	276,450
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	1,069,380
1,800,000	4.00%, 09/01/23 (c)	1,913,724
250,000	4.00%, 09/01/23 (c)	271,128
230,000	4.00%, 09/01/23 (c)	250,661
250,000	4.00%, 09/01/23 (c)	271,875
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	842,640
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	112,285
3,235,000	City of Oroville Hospital (RB) 5.25%, 04/01/29 (c)	3,480,601
840,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	940,430
	City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
500,000	3.75%, 09/01/27 (c)	526,525
155,000	5.00%, 09/01/27 (c)	182,213
135,000	5.00%, 09/01/27 (c)	157,694
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	225,978
225,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	238,763
1,060,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,186,002
1,000,000	Compton Public Finance Authority (RB) 4.00%, 09/01/24 (c)	998,140
1,300,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,472,575
	Folsom Ranch Financing Authority (ST)
1,000,000	5.00%, 09/01/27 (c)	1,128,650
2,000,000	5.00%, 09/01/27 (c)	2,299,240
1,100,000	5.00%, 09/01/27 (c)	1,289,860
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,117,960
2,860,000	6.00%, 01/15/24 (c)	3,430,656
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB)
100,000	3.95%, 07/15/27 (c)	109,013
1,115,000	6.00%, 01/15/24 (c)	1,337,476
350,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 3.50%, 07/15/29 (c)	369,352
6,525,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,023,053
1,000,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,141,210
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
1,500,000	3.50%, 06/01/22 (c)	1,521,330
2,630,000	5.00%, 06/01/25	3,139,378
400,000	5.00%, 06/01/27	499,908
4,000,000	5.00%, 06/01/28 (c)	4,939,480
3,815,000	5.25%, 06/01/22 (c)	3,913,961
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-2 (RB)
12,750,000	5.00%, 06/01/22 (c)	13,033,560
14,585,000	5.30%, 06/01/22 (c)	15,075,639
40,470,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series B (RB) 0.00%, 08/17/20 (c) ^	8,505,985
250,000	Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	253,725
9,410,000	Inland Empire Tobacco Securitization Authority, Series C-2 (RB) 0.00%, 08/17/20 (c) ^	1,585,867
51,150,000	Inland Empire Tobacco Securitization Authority, Series D (RB) 0.00%, 08/17/20 (c) ^	4,059,775
25,000,000	Inland Empire Tobacco Securitization Authority, Series E (RB) 0.00%, 08/17/20 (c) ^	1,357,250
45,000,000	Inland Empire Tobacco Securitization Authority, Series F (RB) 0.00%, 08/17/20 (c) ^	1,811,250
1,000,000	Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,157,490
405,000	Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/25 (c)	451,709
49,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	51,805
	MSR Energy Authority, Series A (RB)
425,000	6.13%, 11/01/29	546,898
1,575,000	6.50%, 11/01/39	2,567,565
1,500,000	7.00%, 11/01/34	2,374,650
	Orange County Community Facilities District No. 1, Series A (ST)
975,000	4.25%, 08/15/25 (c)	1,044,147
455,000	5.25%, 08/15/25 (c)	511,233
250,000	Palomar Health (RB) 5.00%, 11/01/26 (c)	296,175
125,000	Palomar Pomerado Health, Series A (GO) 0.00%, 08/01/25 ^	118,084
1,000,000	Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,106,440
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	851,970
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	194,650
	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (AGM) (ST)
500,000	5.00%, 09/01/26 (c)	562,280
500,000	5.00%, 09/01/26 (c)	561,925
500,000	5.00%, 09/01/26 (c)	569,685
3,000,000	5.50%, 09/01/22 (c)	3,213,510
	River Islands Public Financing Authority, Phase 2 Public Improvements (ST)
1,000,000	4.00%, 09/01/26 (c)	1,033,140
750,000	5.00%, 09/01/26 (c)	847,380
500,000	Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	561,865
	Sacramento County, Community Facilities District No. 2005-2 (ST)
495,000	5.00%, 09/01/26 (c)	558,004
345,000	5.00%, 09/01/26 (c)	392,458
3,120,000	San Buenaventura, Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	3,302,146
	San Diego County, Area No. 2, Series A (ST)
635,000	4.00%, 09/01/26 (c)	683,889
665,000	4.00%, 09/01/26 (c)	720,541
300,000	San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/26 (c)	342,726
	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB)
145,000	0.00%, 01/15/32 ^	107,375
105,000	0.00%, 01/15/36 ^	67,180
1,750,000	5.00%, 01/15/25 (c)	1,947,522
3,780,000	5.00%, 01/15/25 (c)	4,187,673
500,000	5.00%, 01/15/25 (c)	576,020
2,300,000	5.00%, 01/15/25 (c)	2,600,104
200,000	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	221,676
1,815,000	San Mateo Union High School District, Series A (GO) 5.00%, 09/01/23 (c)	2,067,503
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	559,445
500,000	5.00%, 03/01/26 (c)	563,510
9,000,000	Silicon Valley Tobacco Securitization Authority, Series A (RB) 0.00%, 08/31/20 (c) ^	3,742,020
8,015,000	Silicon Valley Tobacco Securitization Authority, Series C (RB) 0.00%, 08/17/20 (c) ^	868,586
18,050,000	South California Tobacco Securitization Authority, Series C (RB) 0.00%, 08/17/20 (c) ^	3,404,771
1,035,000	Thousand Oaks Community Facilities District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,085,839
6,025,000	Tobacco Securitization Authority of Northern California, Series A-1 (RB) 5.50%, 08/17/20 (c)	6,026,687
8,000,000	Tobacco Securitization Authority of Northern California, Series C (RB) 0.00%, 08/17/20 (c) ^	1,484,960
2,085,000	Tobacco Securitization Authority of Southern California, Series A-1 (RB) 5.38%, 08/17/20 (c)	2,085,584
	Tobacco Securitization Authority of Southern California, Series B (RB)
10,485,000	0.00%, 08/17/20 (c) ^	2,139,674
15,000,000	0.00%, 08/17/20 (c) ^	3,541,650
16,440,000	Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 08/17/20 (c) ^	2,712,600
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	110,026
100,000	5.00%, 09/01/25 (c)	111,836
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	833,820
	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
850,000	4.00%, 09/01/21 (d) *	510,000
530,000	5.30%, 09/01/22 (c) (d) *	318,000
445,000	William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	500,100
		346,222,882
Colorado: 3.2%
	Arista Metropolitan District in the City and County of Broomfield, Series A (GO)
500,000	5.00%, 12/01/23 (c)	516,065
750,000	5.13%, 12/01/23 (c)	768,495
2,010,000	Arkansas River Power Authority, Power Supply System, Series A (RB) 5.00%, 10/01/28 (c)	2,199,382
1,000,000	Aviation Station North Metropolitan District No. 2, Series A (GO) 5.00%, 09/01/24 (c)	1,013,090
1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,033,080
	Broadway Station Metropolitan District No. 3, Series A (GO)
1,000,000	5.00%, 06/01/24 (c)	1,001,520
500,000	5.00%, 06/01/24 (c)	505,845
	Castle Oaks Metropolitan District No. 3 (GO)
500,000	5.00%, 12/01/20 (c)	501,205
500,000	5.00%, 12/01/20 (c)	504,230
	Centerra Metropolitan District No. 1 (TA)
500,000	5.00%, 12/01/22 (c)	510,290
500,000	5.00%, 12/01/22 (c)	514,785
500,000	5.00%, 12/01/22 (c)	521,545
5,195,000	City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	5,249,340
4,250,000	City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	4,637,090
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,054,727
1,000,000	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 5.00%, 07/01/26 (c)	1,007,070
500,000	Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/27 (c)	518,845
1,750,000	Colorado Health Facilities Authority, Capella of Grand Junction Project (RB) 5.00%, 12/01/26 (c)	1,699,565
	Colorado Health Facilities Authority, Christian Living Neighborhoods Project (RB)
105,000	5.00%, 01/01/24 (c)	107,390
500,000	5.00%, 01/01/26 (c)	507,520
	Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB)
3,120,000	4.00%, 08/01/29 (c)	3,528,252
1,400,000	4.00%, 08/01/29 (c)	1,567,622
1,100,000	4.00%, 08/01/29 (c)	1,255,716
1,270,000	4.00%, 08/01/29 (c)	1,442,263
	Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
8,910,000	4.00%, 08/01/29 (c)	9,910,771
2,420,000	5.00%, 08/01/29 (c)	2,951,408
1,700,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.30%, 08/31/20 (c)	1,430,873
	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB)
2,000,000	5.75%, 11/01/25 (c)	1,653,560
1,835,000	6.00%, 11/01/25 (c)	1,548,245
730,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series B (RB) 4.00%, 11/01/20 (c)	713,349
2,650,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	2,730,242
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	269,090
350,000	5.00%, 12/31/24 (c)	378,378
2,500,000	Colorado International Center, Metropolitan District No. 14 (GO) 5.88%, 12/01/23 (c)	2,631,550
	Copperleaf Metropolitan District No. 2 (GO)
500,000	5.25%, 12/01/20 (c)	516,535
500,000	5.75%, 12/01/20 (c)	513,625
	Creekwalk Marketplace Business Improvement District, Series A (RB)
500,000	5.50%, 12/01/26 (c)	507,610
500,000	5.75%, 12/01/26 (c)	507,885
	Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO)
1,000,000	5.63%, 12/01/23 (c)	1,042,250
1,500,000	5.75%, 12/01/23 (c)	1,556,130
	Dominion Water and Sanitation District (RB)
1,000,000	5.25%, 12/01/21 (c)	1,047,440
3,500,000	5.75%, 12/01/21 (c)	3,656,065
490,000	6.00%, 12/01/21 (c)	512,246
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	256,635
310,000	5.50%, 12/01/22 (c)	319,650
250,000	5.50%, 12/01/22 (c)	260,150
	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
930,000	4.50%, 11/01/25 (c)	902,556
2,345,000	5.25%, 11/01/25 (c)	2,373,703
1,865,000	5.50%, 11/01/25 (c)	1,899,596
1,000,000	Green Valley Ranch East Metropolitan District No. 6, Series A 5.88%, 09/01/25 (c)	1,007,610
1,000,000	Independence Metropolitan District No. 3, Series A (GO) 6.25%, 06/01/24 (c)	1,050,640
1,000,000	Jefferson Center Metropolitan District No. 1, Series A-2 (RB) 4.38%, 12/01/23 (c)	992,850
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	398,590
500,000	6.00%, 12/15/23 (c)	399,230
	Mirabelle Metropolitan District No. 2, Series A (GO) (SAW)
1,000,000	5.00%, 03/01/25 (c)	1,006,860
700,000	5.00%, 03/01/25 (c)	715,596
	Painted Prairie Public Improvement Authority (RB)
1,500,000	5.00%, 12/01/24 (c)	1,556,685
1,000,000	5.00%, 12/01/24 (c)	1,051,870
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	1,012,330
500,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	524,970
	STC Metropolitan District No. 2, Series A (GO)
1,000,000	5.00%, 12/01/24 (c)	1,010,670
2,000,000	5.00%, 12/01/24 (c)	2,044,160
	Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
5,000,000	5.00%, 12/01/22 (c)	5,057,750
500,000	5.00%, 12/01/22 (c)	507,925
1,000,000	5.00%, 12/01/22 (c)	1,030,630
	Velocity Metropolitan District No. 3 (GO)
500,000	5.13%, 12/01/23 (c)	517,840
500,000	5.38%, 12/01/23 (c)	519,660
1,500,000	5.50%, 12/01/23 (c)	1,553,280
		94,213,620
Connecticut: 0.5%
630,000	Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 08/11/20 (c)	630,038
	Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
3,000,000	5.00%, 09/01/26 (c)	3,061,260
2,500,000	5.00%, 09/01/26 (c)	2,560,375
120,000	Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	123,433
1,000,000	Connecticut State Health and Educational Facilities Authority, McLean Issue, Series A 5.00%, 01/01/26 (c)	1,045,260
235,000	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series I (RB) 4.50%, 07/01/21 (c)	240,053
	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series J (RB)
935,000	4.25%, 07/01/22 (c)	970,923
655,000	4.50%, 07/01/22 (c)	680,532
380,000	5.00%, 07/01/22 (c)	399,992
470,000	5.00%, 07/01/22 (c)	493,223
100,000	5.00%, 07/01/22 (c)	105,129
	Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG)
250,000	4.00%, 07/01/29 (c)	248,725
250,000	4.00%, 07/01/29 (c)	250,710
1,040,000	Hartford Stadium Authority, Series A (RB) 4.00%, 02/01/25 (c)	763,183
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.75%, 02/01/24	261,883
1,000,000	6.25%, 02/01/26 (c)	1,088,370
	Town of Hamden (RB)
250,000	5.00%, 01/01/26 (c)	239,593
500,000	5.00%, 01/01/26 (c)	495,075
		13,657,757
Delaware: 0.0%
	Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
500,000	5.00%, 06/01/26 (c)	516,015
250,000	5.00%, 06/01/26 (c)	262,465
275,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	276,540
		1,055,020
District of Columbia: 0.8%
	District of Columbia Tobacco Settlement Financing Corp. (RB)
29,055,000	0.00%, 08/31/20 (c) ^	5,915,017
39,000	6.50%, 05/15/33	44,077
	District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
1,180,000	5.00%, 07/01/24 (c)	1,096,834
250,000	5.00%, 07/01/24 (c)	249,323
395,000	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB) 5.00%, 10/01/22 (c)	394,143
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
825,000	0.00%, 10/01/37 ^	482,699
1,895,000	5.00%, 04/01/22 (c)	1,975,386
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
5,520,000	0.00%, 10/01/37 ^	3,229,697
250,000	4.00%, 10/01/29 (c)	284,073
7,750,000	4.00%, 10/01/29 (c)	8,616,217
245,000	6.50%, 10/01/28 (c)	322,011
		22,609,477
Florida: 4.5%
800,000	Alachua County, Health Facilities Authority, East Ridge Retirement Village, Inc. (RB) 6.00%, 11/15/24 (c)	686,400
300,000	Alachua County, Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	330,063
1,005,000	Alachua County, Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB) 8.13%, 11/15/21 (c)	729,158
295,000	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	249,844
	Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG)
500,000	5.00%, 07/15/26 (c)	532,670
250,000	5.00%, 07/15/26 (c)	269,095
	Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
500,000	4.50%, 01/01/29 (c)	523,020
500,000	5.13%, 01/01/29 (c)	525,230
500,000	5.25%, 01/01/29 (c)	521,015
500,000	5.38%, 01/01/29 (c)	523,550
	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB)
485,000	4.38%, 06/15/27	503,057
500,000	5.25%, 06/15/27 (c)	534,480
1,000,000	Capital Trust Agency, First Mortgage, American Eagle Portfolio Project, Series B (RB) 6.00%, 07/01/25 (c)	600,000
	Capital Trust Agency, First Mortgage, Tallahassee Tapestry Housing Project, Series A (RB)
315,000	7.00%, 12/01/25 (c) (d) *	173,250
750,000	7.13%, 12/01/25 (c) (d) *	412,500
9,000,000	Capital Trust Agency, Provision CARES Proton Therapy Center, Orlando Project, Series A (RB) 7.50%, 06/01/28 (c)	3,894,390
1,000,000	Capital Trust Agency, Senior Living Facilities, Elim Senior Housing, Inc. (RB) (AMBAC) 7.50%, 08/21/20 (c)	502,680
	Capital Trust Agency, Tapestry Walden, Series A (RB)
975,000	6.75%, 07/01/27 (c) (d) *	585,000
650,000	7.00%, 07/01/27 (c) (d) *	390,000
	Capital Trust Agency, Tuscan Gardens of Palm Coast Project, Series A (RB)
750,000	6.75%, 04/01/24 (c)	525,922
500,000	7.00%, 04/01/22 (c)	352,420
365,000	7.00%, 04/01/24 (c)	256,000
500,000	7.00%, 04/01/24 (c)	350,635
	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
2,200,000	4.00%, 12/01/28	2,085,182
10,775,000	5.25%, 12/01/28 (c)	10,214,161
4,500,000	5.25%, 12/01/28 (c)	4,410,720
1,000,000	Capital Trust Agency, Wonderful Foundations Charter School Portfolio Projects, Series A-1 (RB) 5.00%, 07/01/30 (c)	1,020,960
750,000	City of Jacksonville, Educational Facilities, Series B (RB) 5.00%, 06/01/28 (c)	733,380
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
230,000	4.00%, 06/01/25 (c)	244,449
300,000	5.00%, 06/01/25 (c)	335,133
460,000	5.00%, 06/01/25 (c)	516,805
	Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
590,000	7.00%, 05/15/24 (d) *	442,500
460,000	8.13%, 05/15/24 (c) (d) *	345,000
	Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Series A (RB) (SAW)
1,070,000	4.00%, 02/15/30 (c)	1,181,259
500,000	5.00%, 02/15/30 (c)	633,400
1,000,000	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB) 6.13%, 06/15/27 (c)	1,037,560
360,000	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB) 5.63%, 06/15/24 (c)	345,067
	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,083,620
500,000	6.00%, 06/15/25 (c)	547,940
2,000,000	6.13%, 06/15/22 (c)	2,077,320
685,000	6.13%, 06/15/25 (c)	744,396
1,000,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series C 5.00%, 09/15/27 (c)	1,071,830
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
15,400,000	6.25%, 08/31/20 (c) (p)	13,563,088
15,195,000	6.38%, 08/31/20 (c) (p)	13,261,284
23,625,000	6.50%, 08/31/20 (c) (p)	20,520,911
	Florida Higher Educational Facilities Financial Authority, Jacksonville University Project, Series A-1 (RB)
750,000	4.50%, 06/01/28 (c)	737,047
750,000	5.00%, 06/01/28 (c)	739,957
	FRERC Community Development District (AGM) (SA)
500,000	5.38%, 11/01/29 (c)	507,995
500,000	5.50%, 11/01/29 (c)	508,835
	Highlands County Health Facilities Authority, Trousdale Foundation Properties, Series A (RB)
330,000	6.00%, 04/01/28 (c)	200,099
610,000	6.25%, 04/01/28 (c)	353,654
2,700,000	Lake County, Village Veranda at Lady Lake Project, Series A-1 (RB) 7.13%, 01/01/27 (c)	2,404,323
500,000	Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 06/15/22 (c)	507,360
300,000	Leon County Educational Facilities Authority, Heritage Grove Project (RB) (ACA) 5.13%, 08/31/20 (c)	298,263
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
420,000	4.25%, 08/31/20 (c)	420,538
380,000	5.00%, 11/15/24 (c)	417,274
250,000	Miami World Center Community Development District (SA) 5.25%, 11/01/27 (c)	270,280
	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB)
1,900,000	5.00%, 06/01/25 (c)	1,726,302
1,390,000	5.00%, 06/01/25 (c)	1,223,339
665,000	5.00%, 06/01/25 (c)	649,326
2,980,000	5.00%, 06/01/25 (c)	2,779,923
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	558,460
500,000	5.00%, 10/01/25 (c)	562,795
1,000,000	Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,111,810
445,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	461,033
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
1,350,000	4.25%, 05/01/23 (c)	1,398,640
1,480,000	5.00%, 05/01/23 (c)	1,529,254
155,000	North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	188,441
	Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
200,000	5.00%, 08/01/27 (c)	218,926
200,000	5.00%, 08/01/27 (c)	221,672
310,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	330,733
	Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
2,500,000	5.00%, 04/01/29 (c)	2,457,475
1,000,000	5.00%, 04/01/29 (c)	1,009,030
185,000	Palm Cost Park Community Development District (SA) 5.70%, 08/31/20 (c)	185,104
	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB)
500,000	5.50%, 11/15/26 (c)	451,700
250,000	5.75%, 11/15/26 (c)	228,475
600,000	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series B-1 (RB) 4.25%, 05/15/22 (c)	563,310
800,000	Sumter County, Florida Village Community Development District No. 9 (SA) 5.50%, 05/01/22 (c)	833,792
	Village Community Development District No. 12 (SA)
245,000	3.25%, 05/01/26	252,710
2,425,000	3.63%, 05/01/26 (c)	2,514,701
2,430,000	3.88%, 05/01/26 (c)	2,498,599
990,000	4.25%, 05/01/28 (c)	1,050,014
1,240,000	4.38%, 05/01/28 (c)	1,318,157
	Village Community Development District No. 13 (SA)
750,000	3.00%, 05/01/29	761,715
1,000,000	3.38%, 05/01/29 (c)	1,019,350
250,000	3.55%, 05/01/29 (c)	255,658
4,730,000	3.70%, 05/01/29 (c)	4,836,330
1,000,000	Volusia County Industrial Development Authority, Woodland Towers Project, Series C (RB) 7.25%, 07/01/24 (c) (d) *	550,000
		131,498,743
Georgia: 1.0%
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
2,250,000	6.50%, 01/01/28 (c)	1,886,287
2,000,000	6.75%, 01/01/28 (c)	1,680,040
6,000,000	7.00%, 01/01/28 (c)	5,045,400
1,000,000	Burke County Development Authority, Series C (RB) (SAW) 4.13%, 02/01/28 (c)	1,120,870
720,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	807,026
	Cobb County Development Authority, Provident Village at Creekside Project, Series A (RB)
1,000,000	6.00%, 07/01/23 (c)	729,150
1,000,000	6.00%, 07/01/23 (c)	808,590
1,000,000	DeKalb County Housing Authority, Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc., Series A (RB) 5.00%, 01/01/29 (c)	821,630
	Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG)
1,250,000	5.50%, 12/01/24 (c)	1,192,075
1,000,000	6.25%, 12/01/24 (c)	933,540
1,000,000	6.50%, 12/01/24 (c)	956,710
	Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG)
500,000	5.00%, 04/01/26 (c)	486,475
500,000	5.00%, 04/01/26 (c)	492,725
416,000	Georgia Local Government (CP) (NATL) 4.75%, 06/01/28	483,696
	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
250,000	5.75%, 06/15/27 (c)	257,108
1,000,000	6.00%, 06/15/27 (c)	1,023,030
2,750,000	Marietta Development Authority, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27 (c)	2,908,840
375,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	420,394
1,000,000	Oconee County Industrial Development Authority, Series A-1 (RB) 6.25%, 12/01/25 (c)	949,160
500,000	Oconee County Industrial Development Authority, Series A-3 (RB) 5.50%, 12/01/21 (c)	479,650
3,850,000	Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/28 (c)	4,038,650
	White County Development Authority, Truett McConnell University Project, Series A (RB)
500,000	5.13%, 10/01/26 (c)	506,715
500,000	5.25%, 10/01/26 (c)	502,490
		28,530,251
Guam: 0.7%
	A. B. Won Pat International Airport Authority, Series C (RB)
635,000	5.00%, 10/01/21	633,711
200,000	6.25%, 10/01/23 (c)	208,024
	Guam Government, Business Privilege Tax, Series A (RB)
500,000	5.00%, 01/01/22 (c)	518,440
1,390,000	5.13%, 01/01/22 (c)	1,432,312
	Guam Government, Business Privilege Tax, Series B (RB)
1,280,000	5.00%, 01/01/22 (c)	1,319,155
330,000	5.00%, 01/01/22 (c)	339,481
	Guam Government, Business Privilege Tax, Series D (RB)
600,000	4.00%, 11/15/25 (c)	625,356
585,000	5.00%, 11/15/25 (c)	645,483
500,000	5.00%, 11/15/25 (c)	558,075
1,100,000	5.00%, 11/15/25 (c)	1,222,364
1,100,000	Guam Government, Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,113,079
620,000	Guam Government, Limited Obligation, Series A (RB) 5.00%, 12/01/26 (c)	690,110
	Guam Government, Waterworks Authority, Water and Wastewater System (RB)
1,375,000	5.00%, 07/01/26 (c)	1,572,574
500,000	5.25%, 07/01/23 (c)	550,705
3,530,000	5.50%, 07/01/23 (c)	3,882,082
3,205,000	Guam Government, Waterworks Authority, Water and Wastewater System, Series A (RB) 5.00%, 07/01/30 (c)	3,959,393
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	361,874
500,000	5.00%, 10/01/27 (c)	562,770
		20,194,988
Hawaii: 0.2%
1,775,000	Kuakini, Hawaii Health System, Series A (RB) 6.38%, 08/31/20 (c)	1,777,041
	State of Hawaii, Department of Budget and Finance, Series A (RB)
1,400,000	6.25%, 07/01/23 (c)	1,456,728
2,085,000	6.63%, 07/01/23 (c)	2,161,832
		5,395,601
Idaho: 0.1%
	Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
450,000	3.50%, 09/01/26 (c)	474,894
1,135,000	5.00%, 09/01/26 (c)	1,284,741
	Idaho Health Facilities Authority, Terraces of Boise Project, Series A (RB)
100,000	7.00%, 10/01/24	67,699
900,000	7.38%, 10/01/24 (c)	606,519
1,775,000	8.00%, 10/01/24 (c)	1,193,563
		3,627,416
Illinois: 13.5%
	Chicago Board of Education, Series A (GO)
760,000	0.00%, 12/01/27 ^	614,316
390,000	0.00%, 12/01/28 ^	304,387
55,000	0.00%, 12/01/30 ^	39,635
6,230,000	5.00%, 12/01/21 (c)	6,299,527
15,245,000	5.00%, 12/01/22 (c)	15,538,619
300,000	5.00%, 12/01/23	329,427
100,000	5.00%, 12/01/25	114,582
250,000	5.00%, 12/01/28 (c)	278,835
250,000	5.00%, 12/01/28 (c)	289,963
435,000	5.25%, 12/01/21 (c)	441,247
5,730,000	5.50%, 12/01/21 (c)	5,835,661
145,000	5.50%, 12/01/25	162,777
175,000	5.50%, 12/01/26	199,007
355,000	5.50%, 12/01/26	396,872
5,200,000	7.00%, 12/01/25 (c)	6,287,268
14,210,000	7.00%, 12/01/25 (c)	16,757,427
2,250,000	7.00%, 12/01/27 (c)	2,782,687
	Chicago Board of Education, Series B (GO)
150,000	4.00%, 12/01/22 (c)	151,655
3,235,000	5.00%, 12/01/22 (c)	3,328,524
1,105,000	5.00%, 12/01/22 (c)	1,137,984
1,500,000	5.00%, 12/01/27	1,690,005
200,000	5.00%, 12/01/29 (c)	225,430
1,100,000	6.50%, 12/01/26 (c)	1,290,817
	Chicago Board of Education, Series C (GO)
500,000	5.00%, 12/01/23	535,925
2,000,000	5.00%, 12/01/27	2,253,340
6,250,000	5.00%, 12/01/27 (c)	6,939,437
2,625,000	5.00%, 12/01/27 (c)	2,890,046
5,485,000	5.25%, 12/01/24 (c)	5,780,696
4,430,000	5.25%, 12/01/24 (c)	4,638,343
1,160,000	6.00%, 12/01/24 (c)	1,256,872
750,000	Chicago Board of Education, Series D (GO) (AGM) 5.00%, 12/01/23 (c)	767,535
2,415,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	2,542,971
2,090,000	Chicago Board of Education, Series F (GO) 5.00%, 12/01/20 (c)	2,095,037
1,100,000	Chicago Board of Education, Series G (GO) 5.00%, 12/01/27 (c)	1,211,067
8,500,000	Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	9,183,060
400,000	Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	427,992
	Chicago School Reform Board of Trustees, Series A (GO)
160,000	0.00%, 12/01/21 ^	155,298
300,000	0.00%, 12/01/23 ^	276,768
355,000	0.00%, 12/01/25 ^	308,218
1,460,000	0.00%, 12/01/29 ^	1,096,562
	Chicago School Reform Board of Trustees, Series B-1 (GO)
450,000	0.00%, 12/01/21 ^	436,775
180,000	0.00%, 12/01/22 ^	170,458
1,165,000	0.00%, 12/01/24 ^	1,043,735
1,650,000	0.00%, 12/01/25 ^	1,432,563
1,630,000	0.00%, 12/01/26 ^	1,365,891
1,030,000	0.00%, 12/01/27 ^	832,559
690,000	0.00%, 12/01/28 ^	538,531
645,000	0.00%, 12/01/29 ^	484,440
1,025,000	0.00%, 12/01/30 ^	738,646
520,000	0.00%, 12/01/31 ^	358,935
100,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/26	120,515
	City of Chicago (GO)
345,000	0.00%, 01/01/28 ^	281,789
665,000	0.00%, 01/01/33 ^	443,888
290,000	0.00%, 01/01/34 ^	184,701
	City of Chicago, Modern School Across Chicago Program, Series A (GO)
915,000	5.00%, 12/01/20 (c)	920,545
500,000	5.00%, 12/01/20 (c)	503,830
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	257,316
910,000	5.25%, 01/01/25 (c)	981,062
945,000	5.25%, 01/01/25 (c)	1,031,335
3,980,000	5.50%, 01/01/25 (c)	4,310,181
855,000	5.50%, 01/01/25 (c)	937,071
115,000	5.50%, 01/01/25 (c)	126,409
1,585,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	1,683,318
	City of Chicago, Series A (GO)
140,000	0.00%, 01/01/29 ^	110,774
905,000	4.63%, 01/01/21 (c)	906,674
4,160,000	5.00%, 01/01/21 (c)	4,176,390
865,000	5.00%, 01/01/22 (c)	889,021
3,540,000	5.00%, 01/01/22 (c)	3,643,262
395,000	5.00%, 01/01/23	417,104
640,000	5.00%, 01/01/24 (c)	675,840
1,920,000	5.00%, 01/01/24 (c)	2,027,520
2,935,000	5.00%, 01/01/24 (c)	3,099,360
200,000	5.00%, 01/01/27	223,802
1,000,000	5.00%, 01/01/27	1,119,010
3,775,000	5.00%, 01/01/29	4,279,982
2,000,000	5.00%, 01/01/29 (c)	2,188,740
2,110,000	5.25%, 01/01/21 (c)	2,122,301
3,340,000	5.25%, 01/01/24 (c)	3,571,395
150,000	5.25%, 01/01/24 (c)	160,730
1,120,000	5.25%, 01/01/24 (c)	1,194,536
600,000	5.25%, 01/01/24 (c)	639,798
1,150,000	5.25%, 01/01/24 (c)	1,234,421
880,000	5.38%, 01/01/25 (c)	964,718
605,000	5.50%, 01/01/25 (c)	653,231
475,000	5.50%, 01/01/25 (c)	517,389
1,320,000	5.50%, 01/01/25 (c)	1,441,097
750,000	5.63%, 01/01/27 (c)	862,080
1,000,000	5.63%, 01/01/27 (c)	1,158,450
1,000,000	5.75%, 01/01/27 (c)	1,152,200
1,180,000	5.75%, 01/01/27 (c)	1,364,021
6,505,000	6.00%, 01/01/27 (c)	7,552,565
870,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	918,737
	City of Chicago, Series C (GO)
695,000	0.00%, 01/01/30 ^	503,312
195,000	0.00%, 01/01/32 ^	128,236
195,000	5.00%, 01/01/22 (c)	200,909
1,800,000	5.00%, 01/01/22 (c)	1,859,706
415,000	5.00%, 01/01/22	428,616
110,000	5.00%, 01/01/22 (c)	113,484
1,110,000	5.00%, 01/01/24	1,195,403
1,760,000	5.00%, 01/01/25	1,927,394
3,800,000	5.00%, 01/01/26 (c)	4,070,028
250,000	5.00%, 01/01/26 (c)	275,468
380,000	5.00%, 01/01/26	421,766
	City of Chicago, Series D (GO)
1,045,000	5.50%, 01/01/25 (c)	1,131,693
1,135,000	5.50%, 01/01/25 (c)	1,223,859
520,000	5.50%, 01/01/25 (c)	567,705
2,715,000	5.50%, 01/01/25 (c)	2,957,287
	City of Chicago, Series E (GO)
910,000	5.50%, 01/01/25 (c)	978,896
915,000	5.50%, 01/01/25 (c)	995,017
285,000	City of Chicago, Series F (GO) 5.50%, 01/01/25 (c)	309,923
1,020,000	City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,287,046
	City of Harvey, Series A (GO)
465,000	5.50%, 08/31/20 (c) (d) *	318,525
3,600,000	5.63%, 08/31/20 (c) (d) *	2,466,000
625,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	647,862
	Illinois Finance Authority, Admiral Lake Project (RB)
1,120,000	5.00%, 05/15/24 (c)	1,074,942
390,000	5.13%, 05/15/24 (c)	369,275
1,350,000	5.25%, 05/15/24 (c)	1,214,757
300,000	5.50%, 05/15/24 (c)	280,824
15,000	Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 08/31/20 (c)	14,999
	Illinois Finance Authority, CHF - Cook, LLC - Northeastern Illinois University Project, Series A (RB)
1,000,000	5.00%, 07/01/25 (c)	887,910
1,000,000	5.00%, 07/01/25 (c)	951,480
1,000,000	5.00%, 07/01/25 (c)	993,020
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
615,000	4.75%, 05/15/23 (c)	627,638
230,000	5.13%, 05/15/23 (c)	234,363
750,000	5.25%, 05/15/23 (c)	765,277
	Illinois Finance Authority, Friendship Village of Schaumburg (RB)
7,500,000	5.00%, 02/15/27 (c)	6,882,300
2,560,000	5.00%, 02/15/27	2,555,725
8,630,000	5.13%, 02/15/27 (c)	7,616,148
100,000	Illinois Finance Authority, Greenfields of Geneva Project (RB) 7.10%, 11/01/27 (c)	101,793
	Illinois Finance Authority, Illinois Institute of Technology (RB) (AGM)
1,000,000	4.00%, 09/01/29 (c)	1,054,490
1,000,000	5.00%, 09/01/29 (c)	1,142,820
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	538,560
	Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB)
1,525,000	5.00%, 11/01/26 (c)	1,571,558
2,220,000	5.00%, 11/01/26 (c)	2,255,986
500,000	5.00%, 11/01/26 (c)	522,930
500,000	5.00%, 11/01/26 (c)	538,685
250,000	5.00%, 11/01/26 (c)	267,943
1,000,000	Illinois Finance Authority, Montgomery Place (RB) 5.25%, 05/15/27 (c)	975,650
	Illinois Finance Authority, Navistar International Corp. Project
1,500,000	4.75%, 08/01/30 (p)	1,538,415
1,555,000	6.75%, 10/15/20 (c)	1,557,426
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,000,750
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
715,000	6.20%, 08/31/20 (c)	464,750
230,000	6.24%, 08/31/20 (c)	149,500
315,000	6.33%, 08/31/20 (c)	204,750
535,000	6.44%, 08/31/20 (c)	347,750
537,508	Illinois Finance Authority, Park Place of Elmhurst Project, Series B (RB) 5.63%, 05/15/20 (d) *	350,724
475,000	Illinois Finance Authority, Roosevelt University (RB) 5.50%, 08/31/20 (c)	475,370
	Illinois Finance Authority, Roosevelt University, Series A (RB)
1,600,000	6.00%, 10/01/28 (c)	1,746,096
6,200,000	6.13%, 10/01/28 (c)	6,661,280
8,000,000	6.13%, 10/01/28 (c)	8,645,280
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
230,000	5.00%, 08/15/25 (c)	262,632
525,000	5.00%, 08/15/25 (c)	587,317
2,240,000	Illinois Finance Authority, Three Crowns Park (RB) 5.25%, 02/15/24 (c)	1,915,648
100,000	Illinois Finance Authority, Uno Chapter School Network, Inc. Project, Series B (RB) 7.13%, 10/01/21 (c)	103,934
2,695,000	Illinois Finance Authority, Westminster Village, Series A (RB) (AGM) 5.25%, 05/01/25 (c)	2,753,212
	Illinois Sports Facilities Authority (RB) (AMBAC)
690,000	0.00%, 06/15/26 ^	584,402
1,000,000	5.00%, 06/15/24 (c)	1,121,540
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
840,000	0.00%, 06/15/29 ^	649,026
555,000	0.00%, 06/15/30 ^	411,988
475,000	0.00%, 12/15/30 ^	345,985
125,000	0.00%, 06/15/31 ^	89,208
190,000	0.00%, 06/15/34 ^	119,413
590,000	0.00%, 12/15/34 ^	363,888
185,000	0.00%, 06/15/37 ^	101,746
115,000	0.00%, 06/15/39 ^	57,794
1,500,000	0.00%, 06/15/40 ^	716,550
3,000,000	4.00%, 12/15/29 (c)	2,994,690
3,210,000	5.00%, 06/15/22 (c)	3,282,321
250,000	5.00%, 12/15/27 (c)	273,468
1,400,000	5.50%, 12/15/25 (c)	1,505,294
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,080,000	0.00%, 06/15/28 ^	864,961
740,000	0.00%, 12/15/54 ^	166,056
290,000	5.00%, 06/15/22 (c)	302,070
1,450,000	5.00%, 06/15/22 (c)	1,517,889
3,765,000	5.00%, 06/15/22 (c)	3,913,002
335,000	5.00%, 12/15/22	354,829
410,000	5.70%, 06/15/23	448,146
435,000	Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/22 (c)	348,613
230,000	Southwestern Illinois Development Authority (RB) 5.35%, 08/31/20 (c)	151,133
3,445,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	3,124,339
	State of Illinois (RB)
100,000	3.00%, 06/15/26 (c)	98,099
935,000	3.50%, 06/01/26 (c)	951,157
175,000	3.50%, 06/01/26 (c)	176,838
150,000	4.00%, 08/01/22 (c)	154,767
660,000	4.00%, 05/01/24	701,184
500,000	4.00%, 01/01/26 (c)	525,590
1,000,000	4.00%, 06/01/26 (c)	1,037,320
460,000	4.00%, 06/01/26 (c)	472,052
270,000	4.00%, 06/01/26 (c)	278,465
360,000	4.00%, 06/01/26 (c)	372,276
220,000	4.00%, 06/01/26 (c)	229,396
160,000	4.13%, 03/01/22 (c)	163,733
485,000	4.13%, 11/01/26 (c)	514,813
155,000	5.00%, 08/31/20 (c)	155,338
1,285,000	5.00%, 11/01/21	1,331,042
1,000,000	5.00%, 02/01/22	1,042,220
1,020,000	5.00%, 02/01/22	1,063,064
100,000	5.00%, 03/01/22 (c)	103,283
305,000	5.00%, 03/01/22 (c)	314,296
250,000	5.00%, 03/01/22 (c)	258,535
140,000	5.00%, 03/01/22 (c)	145,974
55,000	5.00%, 06/01/22	57,789
100,000	5.00%, 07/01/22	105,299
1,830,000	5.00%, 08/01/22 (c)	1,930,119
1,465,000	5.00%, 08/01/22	1,545,971
335,000	5.00%, 05/01/23	359,864
475,000	5.00%, 07/01/23	512,306
375,000	5.00%, 02/01/24 (c)	407,888
1,100,000	5.00%, 02/01/24 (c)	1,200,265
1,105,000	5.00%, 02/01/24	1,206,759
1,915,000	5.00%, 02/01/24	2,091,352
350,000	5.00%, 02/01/24 (c)	379,502
585,000	5.00%, 04/01/24 (c)	636,246
2,000,000	5.00%, 04/01/24 (c)	2,166,760
175,000	5.00%, 05/01/24 (c)	187,432
275,000	5.00%, 05/01/24 (c)	296,896
2,005,000	5.00%, 05/01/24 (c)	2,179,615
6,635,000	5.00%, 05/01/24 (c)	7,057,716
100,000	5.00%, 05/01/24 (c)	106,924
1,025,000	5.00%, 05/01/24 (c)	1,116,481
200,000	5.00%, 11/01/24	221,236
2,750,000	5.00%, 02/01/26	3,111,570
1,040,000	5.00%, 06/01/26 (c)	1,174,191
125,000	5.00%, 06/01/26	142,086
800,000	5.00%, 06/01/26 (c)	904,840
500,000	5.00%, 02/01/27	573,325
550,000	5.25%, 07/01/23 (c)	593,730
290,000	5.25%, 07/01/23 (c)	310,897
510,000	5.25%, 07/01/23 (c)	549,693
700,000	5.25%, 02/01/24 (c)	764,337
560,000	5.50%, 07/01/23 (c)	597,895
1,165,000	5.50%, 07/01/23 (c)	1,270,829
5,245,000	5.75%, 05/01/30 (c)	6,295,049
500,000	6.00%, 05/01/25	581,750
880,000	6.00%, 05/01/26	1,046,742
	State of Illinois, Series A (GO)
100,000	4.00%, 01/01/22 (c)	101,695
320,000	4.00%, 01/01/22 (c)	326,970
190,000	4.00%, 01/01/22 (c)	194,750
110,000	5.00%, 04/01/23 (c)	115,117
600,000	5.00%, 12/01/24	666,414
100,000	5.00%, 12/01/27 (c)	112,329
270,000	5.00%, 05/01/28 (c)	299,516
365,000	5.00%, 05/01/28 (c)	403,887
1,000,000	5.00%, 05/01/28 (c)	1,120,980
215,000	5.25%, 05/01/22	226,365
6,425,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	7,336,065
	State of Illinois, Series D (GO)
1,755,000	3.25%, 11/01/26	1,796,734
3,270,000	5.00%, 11/01/23	3,546,675
2,185,000	5.00%, 11/01/25	2,455,656
1,690,000	5.00%, 11/01/26	1,923,152
16,275,000	5.00%, 11/01/27 (c)	18,677,678
8,170,000	5.00%, 11/01/27	9,406,366
500,000	Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/28 (c)	495,635
360,000	Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	330,574
	Village of Bridgeview, Series A (GO)
1,175,000	5.50%, 08/31/20 (c)	1,174,906
4,260,000	5.50%, 06/01/24 (c)	4,291,780
	Will County Community High School District No. 210, Series B (GO)
90,000	0.00%, 01/01/29 ^	69,637
245,000	0.00%, 01/01/31 ^	174,004
540,000	0.00%, 01/01/33 ^	353,911
		392,699,445
Indiana: 1.0%
	Allen County, Storypoint Fort Wayne Project, Series A-1 (RB)
300,000	6.75%, 01/15/24 (c)	271,479
2,225,000	6.88%, 01/15/24 (c)	2,014,537
	Barrington of Carmel Project, Series A (RB)
829,307	7.13%, 11/15/22 (c) (d) *	8,293
1,179,274	7.13%, 11/15/22 (c) (d) *	11,793
	City of Anderson, Anderson University (RB)
215,000	4.75%, 10/01/22 (c)	185,263
1,000,000	6.00%, 10/01/22 (c)	894,830
2,065,000	6.00%, 10/01/22 (c)	1,847,824
1,000,000	City of Rockport, Indiana Steel Corp. Project, Series A (RB) 7.00%, 02/01/22 (c)	911,990
700,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	746,172
1,200,000	County of Knox, Good Samaritian Hospital Project, Series A (RB) 5.00%, 04/01/22 (c)	1,239,516
500,000	Indiana Finance Authority, Baptist Healthcare System (RB) 5.00%, 08/15/27 (c)	571,025
	Indiana Finance Authority, Earlham College Project (RB)
1,105,000	5.00%, 10/01/23 (c)	1,114,558
50,000	5.00%, 10/01/23 (c)	51,074
	Indiana Finance Authority, King’s Daughters’ Hospital and Health Services (RB)
765,000	5.13%, 08/31/20 (c)	767,188
725,000	5.50%, 08/31/20 (c)	726,421
600,000	5.50%, 08/31/20 (c)	601,182
250,000	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB) 5.00%, 07/01/23 (c)	269,205
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
1,000,000	3.00%, 11/01/30	1,050,260
1,620,000	5.00%, 06/01/22 (c)	1,693,337
11,000,000	Indiana Finance Authority, Res Polyflow Indiana Project (RB) 7.00%, 03/01/26 (c)	10,255,080
	Indiana Finance Authority, United States Steel Corp. Project (RB)
1,370,000	5.75%, 08/01/22 (c)	1,242,480
1,315,000	6.00%, 08/31/20 (c)	1,244,542
500,000	Town of Chesterton, Economic Development, StoryPoint Chesterton Project, Series A (RB) 6.38%, 01/15/24 (c)	452,840
		28,170,889
Iowa: 1.4%
25,000	City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	24,276
1,500,000	Iowa Finance Authority, Drake West Village Project, Series A (RB) 4.50%, 06/01/26 (c)	1,229,025
5,195,000	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB) 5.25%, 12/01/23 (c)	5,447,789
8,550,000	Iowa Finance Authority, Iowa Fertilizer Co. Project, Series B (RB) 5.25%, 12/01/22 (c) (p)	9,011,272
	Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
4,960,000	5.00%, 05/15/27 (c)	5,179,827
505,000	5.00%, 05/15/27 (c)	529,806
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
2,225,000	4.00%, 10/01/25	2,227,714
3,615,000	5.00%, 10/01/25 (c)	3,620,784
990,000	5.00%, 10/01/25 (c)	1,003,860
180,000	Tobacco Settlement Authority, Series B (RB) 5.60%, 08/31/20 (c)	182,473
	Tobacco Settlement Authority, Series C (RB)
3,190,000	5.38%, 08/31/20 (c)	3,233,831
5,585,000	5.50%, 08/31/20 (c)	5,661,738
4,650,000	5.63%, 08/31/20 (c)	4,713,891
800,000	Tobacco Settlement Authority, Series D (RB) 0.00%, 08/31/20 (c) ^	163,272
		42,229,558
Kansas: 0.6%
250,000	City of Hutchinson, Hutchinson Regional Medical Center, Inc. (RB) 5.00%, 12/01/26 (c)	270,820
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	254,151
250,000	City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/26 (c)	252,103
3,000,000	Kansas Development Finance Authority, Village Shalom Project, Series A (RB) 5.25%, 11/15/23 (c)	2,833,440
1,500,000	Overland Park Development Corp., Overland Park Convention Center Hotel (RB) 5.00%, 03/01/29 (c)	1,562,280
2,550,000	Overland Park, Prairiefire at LionsGate Project (RB) 6.00%, 12/15/22 (c)	1,147,500
910,000	Wyandotte County, Kansas City Unified Government, Legends Apartments Garage and West Lawn Project (RB) 4.50%, 12/01/26 (c)	900,527
	Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 1 and 2A, Series A (RB)
405,000	5.00%, 09/01/25 (c)	389,120
4,565,000	5.75%, 09/01/25 (c)	4,125,254
2,125,000	6.00%, 09/01/25 (c)	1,918,811
10,000,000	Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 4 (RB) 0.00%, 09/01/34 ^	4,192,100
		17,846,106
Kentucky: 0.7%
1,000,000	Christian County, Jennie Stuart Medical Center (RB) 5.50%, 02/01/26 (c)	1,112,020
	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB)
650,000	5.50%, 11/15/26 (c)	473,011
780,000	6.00%, 11/15/26 (c)	517,655
575,000	6.25%, 11/15/26 (c)	382,352
750,000	6.38%, 11/15/26 (c)	488,205
	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
250,000	5.00%, 05/15/26 (c)	229,005
350,000	5.00%, 05/15/26 (c)	337,026
545,000	5.00%, 05/15/26 (c)	540,035
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
400,000	5.38%, 11/15/22 (c)	403,420
250,000	5.50%, 11/15/22 (c)	250,560
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB)
7,365,000	4.25%, 07/01/25 (c)	7,632,349
2,585,000	5.00%, 07/01/25 (c)	2,768,147
1,525,000	5.00%, 07/01/25 (c)	1,620,938
	Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
175,000	5.00%, 06/01/26	197,782
990,000	5.00%, 06/01/27 (c)	1,082,407
750,000	5.25%, 06/01/27 (c)	833,730
500,000	Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/27 (c)	547,935
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
515,000	5.50%, 11/15/25 (c)	479,676
500,000	5.75%, 11/15/25 (c)	454,275
265,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/23	300,322
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	352,058
	Louisville and Jefferson County, Metro Government, Catholic Health Initiatives, Series A (RB)
150,000	5.00%, 06/01/22 (c)	162,591
220,000	5.00%, 06/01/22 (c)	238,467
		21,403,966
Louisiana: 1.0%
	Calcasieu Parish Memorial Hospital Service District (RB)
500,000	5.00%, 12/01/29 (c)	564,890
1,000,000	5.00%, 12/01/29 (c)	1,157,120
	City of Shreveport, Water and Sewer Revenue, Series C (RB)
1,470,000	4.00%, 12/01/28 (c)	1,726,324
3,235,000	4.00%, 12/01/28 (c)	3,810,151
100,000	5.00%, 12/01/25	119,707
	Jefferson Parish Hospital Service District No. 2 (RB)
500,000	5.63%, 07/01/21 (c)	507,590
290,000	6.25%, 07/01/21 (c)	295,835
3,490,000	6.38%, 07/01/21 (c)	3,561,789
345,000	Louisiana Housing Finance Agency, Chateau Project, Series A (RB) 7.25%, 08/31/20 (c)	321,457
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, CDF Healthcare of Louisiana, LLC Project, Series A (RB) 5.63%, 06/01/25 (c)	922,780
175,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB) 4.25%, 12/01/22 (c)	120,719
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,039,900
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, The Glen Retirement System Project, Series A (RB) 5.00%, 01/01/26 (c)	866,790
	Louisiana Local Government Environmental Facilities and Community Development Authority, University of Louisiana at Monroe Project, Series A (RB)
500,000	5.00%, 07/01/29 (c)	481,420
500,000	5.00%, 07/01/29 (c)	500,335
5,215,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	5,540,572
530,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/03/20 (c)	531,675
500,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	505,100
400,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	404,080
1,647,254	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *	16
	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
2,259,041	7.50%, 07/01/23 (d) *	23
1,389,436	8.38%, 07/01/24 (c) (d) *	14
350,000	Parish of St. Charles, Gulf Opportunity Zone, Valero Project (RB) 4.00%, 06/01/22 (p)	366,394
	Parish of St. James, NuStar Logistics, L.P. Project (RB)
750,000	5.85%, 06/01/25 (p)	825,135
1,000,000	6.35%, 06/01/30 (c)	1,196,500
3,000,000	Parish of St. James, NuStar Logistics, L.P. Project, Series A (RB) 6.35%, 06/01/30 (c)	3,589,500
		28,955,816
Maine: 0.5%
4,500,000	Maine Finance Authority, Solid Disposal Facility (RB) 5.38%, 12/15/26 (c) (d) *	2,475,000
200,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 6.95%, 07/01/21 (c)	206,350
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
2,710,000	5.00%, 07/01/23 (c)	2,846,313
645,000	5.00%, 07/01/26 (c)	696,336
1,000,000	5.00%, 07/01/26 (c)	1,091,910
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
75,000	5.25%, 07/01/21	77,271
1,735,000	6.00%, 07/01/21 (c)	1,787,293
2,220,000	6.75%, 07/01/21 (c)	2,286,156
50,000	6.95%, 07/01/21 (c)	51,579
55,000	7.50%, 07/01/21 (c)	57,142
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 08/31/20 (c)	2,000,300
		13,575,650
Maryland: 1.3%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,011,910
	City of Baltimore, Convention Center Hotel (RB)
915,000	5.00%, 09/01/27 (c)	839,265
1,425,000	5.00%, 09/01/27 (c)	1,307,067
3,000,000	5.00%, 09/01/27 (c)	2,857,620
500,000	5.00%, 09/01/27 (c)	458,300
655,000	5.00%, 09/01/27 (c)	598,585
1,400,000	5.00%, 09/01/27 (c)	1,280,748
1,000,000	5.00%, 09/01/27 (c)	915,030
500,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	524,250
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	255,855
2,000,000	Frederick County, Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	2,096,360
2,600,000	Frederick County, Urbana Community Development Authority, Series B (ST) 5.50%, 08/31/20 (c)	2,604,134
500,000	Howard County, Series A (TA) 4.50%, 02/15/26 (c)	503,890
7,785,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	7,804,930
	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
100,000	3.75%, 01/01/27 (c)	99,696
470,000	4.38%, 01/01/27 (c)	457,625
530,000	4.50%, 01/01/27 (c)	514,111
3,000,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series A (RB) 5.00%, 11/30/21 (c)	3,005,910
1,320,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series B (RB) 5.00%, 11/30/21 (c)	1,321,082
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
400,000	4.00%, 07/01/26 (c)	428,528
250,000	5.00%, 07/01/26 (c)	285,500
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	232,161
145,000	4.25%, 07/01/25 (c)	157,819
1,500,000	5.00%, 07/01/25 (c)	1,650,375
500,000	5.00%, 07/01/25 (c)	557,750
625,000	5.00%, 07/01/25 (c)	709,631
	Mayor and Council of Rockville, Ingleside at King Farm Project, Series B (RB)
1,000,000	5.00%, 11/01/24 (c)	966,720
1,000,000	5.00%, 11/01/24 (c)	989,330
	Prince George’s County, Collington Episcopal Life Care Community, Inc. (RB)
1,000,000	5.25%, 04/01/27 (c)	1,009,430
1,000,000	5.25%, 04/01/27 (c)	1,026,470
	Prince George’s County, Suitland-Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	522,015
500,000	5.00%, 01/01/26 (c)	524,605
		37,516,702
Massachusetts: 1.1%
365,000	Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	375,811
	Massachusetts Development Finance Agency, Boston Medical Center Issue , Series D (RB)
285,000	4.00%, 07/01/25 (c)	297,523
2,105,000	5.00%, 07/01/25 (c)	2,348,527
4,000,000	Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	3,923,280
500,000	Massachusetts Development Finance Agency, Emerson College (RB) 5.00%, 01/01/25 (c)	553,060
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
445,000	5.00%, 07/01/22 (c)	485,304
1,035,000	5.00%, 10/01/26 (c)	1,159,014
100,000	Massachusetts Development Finance Agency, Lasell College Issue (RB) 6.00%, 07/01/21 (c)	101,646
	Massachusetts Development Finance Agency, Lawrence General Hospital (RB)
2,000,000	5.00%, 07/01/27 (c)	1,765,960
1,900,000	5.00%, 07/01/27 (c)	1,697,574
	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
350,000	5.25%, 07/01/24 (c)	337,586
550,000	5.50%, 07/01/24 (c)	513,073
	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
500,000	5.00%, 11/15/25 (c)	483,805
500,000	5.13%, 11/15/25 (c)	479,420
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
1,000,000	4.00%, 10/01/22 (c)	1,026,280
3,820,000	5.00%, 10/01/22 (c)	4,060,431
1,400,000	5.00%, 10/01/22 (c)	1,496,516
3,000,000	Massachusetts Development Finance Agency, Provident Commonwealth Education Resources II Issue, UMass Dartmouth Student Housing Project (RB) 5.00%, 10/01/28 (c)	3,021,780
1,930,000	Massachusetts Development Finance Agency, Provident Commonwealth Education Resources Issue, UMass Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	1,891,361
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
510,000	5.00%, 07/01/26 (c)	573,750
190,000	5.00%, 07/01/26 (c)	222,957
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series L (RB)
290,000	3.63%, 07/01/27 (c)	301,620
1,550,000	4.00%, 07/01/27 (c)	1,629,081
1,000,000	Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 01/01/29 (c)	1,179,180
1,510,000	Massachusetts Educational Financing Authority, Series C (RB) 4.13%, 07/01/28 (c)	1,586,738
		31,511,277
Michigan: 0.9%
290,000	Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	320,711
425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	459,289
2,630,000	Dearborn Economic Development Corp., Henry Ford Village, Inc. Project (RB) 7.00%, 08/31/20 (c)	2,020,497
500,000	Flint Hospital Building Authority, Hurley Medical Center (RB) 4.00%, 07/01/30 (c)	529,115
	Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB)
500,000	5.00%, 11/01/24 (c)	501,165
500,000	5.00%, 11/01/24 (c)	502,675
	Michigan Finance Authority, Lawrence Technological University Project (RB)
2,000,000	5.00%, 02/01/27 (c)	2,008,780
1,000,000	5.00%, 02/01/27 (c)	1,021,100
900,000	5.25%, 02/01/27 (c)	949,545
	Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
785,000	4.75%, 11/15/25	824,164
250,000	5.25%, 11/15/25 (c)	261,578
300,000	5.50%, 11/15/25 (c)	312,366
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
110,000	5.00%, 07/01/23	119,398
3,575,000	5.00%, 07/01/24 (c)	3,798,545
215,000	5.00%, 07/01/24 (c)	230,149
165,000	5.00%, 07/01/24 (c)	182,224
	Michigan Finance Authority, Thomas M. Cooley Law School Project (RB)
795,000	5.00%, 07/01/24 (c)	859,315
1,030,000	6.75%, 07/01/24 (c)	1,060,086
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 08/31/20 (c)	1,000,420
100,000	Michigan State Building Authority, Series F (RB) 4.00%, 10/01/24	105,346
	Michigan Strategic Fund, Canterbury Health Care, Inc. Project (RB)
1,000,000	5.00%, 07/01/24 (c)	889,700
500,000	5.00%, 07/01/24 (c)	437,620
	Michigan Strategic Fund, Evangelical Homes Project (RB)
2,735,000	5.25%, 06/01/22 (c)	2,743,752
2,000,000	5.50%, 06/01/22 (c)	1,942,520
700,000	Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	820,120
255,000	Michigan Tobacco Settlement Finance Authority, Series A (RB) 5.13%, 08/17/20 (c)	255,247
1,455,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 08/17/20 (c) ^	122,787
1,000,000	Waterford Township Economic Development Corp., Canterbury Health Care, Inc. Project, Series A (RB) 5.00%, 07/01/24 (c)	889,700
		25,167,914
Minnesota: 1.0%
135,000	Chippewa County, Chippewa County-Montevideo Hospital Project (RB) 4.00%, 03/01/26 (c)	140,018
500,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	504,010
	City of Apple Valley, Minnesota Senior Living LLC Project, Series B (RB)
1,000,000	5.00%, 01/01/22 (c)	641,730
1,015,000	5.00%, 01/01/22 (c)	670,996
	City of Apple Valley, PHS Apple Valley Senior Housing, Inc. Orchard Path Project (RB)
2,920,000	4.38%, 09/01/23 (c)	2,923,212
940,000	4.50%, 09/01/23 (c)	944,202
	City of Bethel, The Lodge at the Lakes at Stillwater Project (RB)
500,000	5.00%, 06/01/23 (c)	502,305
750,000	5.00%, 06/01/23 (c)	755,055
350,000	5.00%, 06/01/23 (c)	357,035
	City of Blaine, Crest View Senior Communities Project, Series A (RB)
1,355,000	5.75%, 07/01/25 (c)	1,250,299
1,055,000	6.13%, 07/01/25 (c)	959,396
400,000	6.13%, 07/01/25 (c)	370,924
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	254,361
250,000	5.50%, 07/01/25 (c)	261,450
500,000	5.75%, 07/01/25 (c)	527,445
	City of Crookston, Health Care Facilities, Riverview Health Project (RB)
2,000,000	5.00%, 05/01/29 (c)	1,952,060
3,000,000	5.00%, 05/01/29 (c)	3,012,570
	City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	542,420
1,000,000	5.50%, 07/01/25 (c)	1,086,160
500,000	City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/27 (c)	544,025
750,000	City of Ham Lake, Charter School, DaVinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	799,282
115,000	City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38%, 05/01/27 (c)	121,349
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	519,130
1,000,000	City of St. Paul Park, Health Care Facilities, Presbyterian Homes Interlude Transitional Care (RB) 5.00%, 05/01/23 (c)	1,019,780
	City of St. Paul, Housing and Redevelopment Authority, Series A (RB)
325,000	5.75%, 09/01/26 (c)	360,383
500,000	6.00%, 09/01/26 (c)	559,730
	City of Wayzata, Folkestone Senior Living Community (RB)
350,000	4.00%, 08/01/24 (c)	347,330
500,000	5.00%, 08/01/24 (c)	521,530
500,000	City of West St. Paul, Housing and Health Care Facilities, Walker Westwood Ridge Campus Project (RB) 5.00%, 11/01/25 (c)	498,435
665,000	Duluth Independent School District No. 709, Series A (CP) 4.20%, 03/01/27 (c)	629,329
2,230,000	Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB) 5.00%, 05/01/26 (c)	2,242,198
1,000,000	Minnesota Higher Education Facilities Authority, Augsburg College, Series B (RB) 4.25%, 08/21/20 (c)	949,560
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	768,960
2,500,000	Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,469,675
250,000	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	256,160
		30,262,504
Mississippi: 0.0%
1,000,000	Mississippi Development Bank, Water and Sewer System (RB) (AGM) 6.88%, 12/01/23 (c)	1,176,570
Missouri: 0.9%
	Boone County, Boone Hospital Center (RB)
410,000	3.00%, 08/01/26 (c)	413,764
565,000	4.00%, 08/01/26 (c)	585,097
1,000,000	Cape Girardeau County Industrial Development Authority, South Eastern Health, Series A (RB) 5.00%, 03/01/27 (c)	1,122,700
1,000,000	Citizens Memorial Hospital District of Polk County (RB) 5.00%, 08/31/20 (c)	1,001,420
400,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	394,868
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	481,620
500,000	6.00%, 06/01/25 (c)	482,790
	City of St. Ann, Northwest Plaza Development Project, Series A (TA)
1,600,000	4.63%, 11/01/27 (c)	1,532,448
1,625,000	5.38%, 11/01/27 (c)	1,529,369
	City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
250,000	4.38%, 11/15/26 (c)	217,183
500,000	4.75%, 11/15/26 (c)	442,795
	Grandview Industrial Development Authority, Truman’s Marketplace Project, Series A (TA)
1,075,000	4.25%, 05/01/25 (c)	987,979
930,000	5.00%, 05/01/25 (c)	903,876
475,000	Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB) 4.00%, 02/01/29 (c)	487,744
	I-470 Western Gateway Transportation Development District, Series A (RB)
500,000	4.50%, 12/01/26 (c)	503,910
1,000,000	5.25%, 12/01/26 (c)	1,002,060
	Kansas City Industrial Development Authority, Kingswood Project (RB)
2,400,000	5.75%, 11/15/25 (c) (d) *	1,606,344
4,910,000	6.00%, 11/15/25 (c) (d) *	3,140,780
2,810,000	6.00%, 11/15/25 (c) (d) *	1,826,135
	Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (AGM) (TA)
2,800,000	5.00%, 02/01/28 (c)	2,915,304
2,500,000	5.00%, 02/01/28 (c)	2,619,375
500,000	Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB) 5.25%, 05/15/27 (c)	514,020
200,000	Lees Summit Industrial Development Authority, John Knox Village, Series A (RB) 5.00%, 08/15/25 (c)	204,508
40,000	Nevada City, Regional Medical Center (RB) (ACA) 4.30%, 08/31/20 (c)	38,717
860,000	Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	858,211
500,000	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	529,595
150,000	St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	147,158
		26,489,770
Montana: 0.0%
500,000	Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.13%, 07/01/28 (c)	547,555
Nebraska: 0.1%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
125,000	5.00%, 09/01/30	162,919
2,185,000	5.00%, 09/01/42	3,134,819
		3,297,738
Nevada: 0.5%
	City of Las Vegas, Special Improvement District No. 814 (SA)
560,000	4.00%, 06/01/29 (c)	560,969
250,000	4.00%, 06/01/29 (c)	251,823
10,000,000	City of Reno, Sales Tax, Transportation Rail Access Corridor Project (RB) (AGM) 0.00%, 07/01/38 (c) ^	1,354,900
1,570,000	City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 08/31/20 (c)	1,423,472
1,000,000	City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB) 2.75%, 06/15/28	977,770
180,000	Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	188,831
625,000	Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	621,312
	North Las Vegas, Special Improvement District No. 64 (SA)
250,000	4.63%, 12/01/28 (c)	254,920
500,000	4.63%, 12/01/28 (c)	512,720
4,045,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 6.25%, 12/15/27 (c)	3,932,064
2,125,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Holdings, LLC Project (RB) 6.95%, 08/15/28 (c)	2,169,391
	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
400,000	5.00%, 12/15/25 (c)	408,840
500,000	5.00%, 12/15/25 (c)	505,830
1,000,000	5.00%, 12/15/25 (c)	1,029,300
1,000,000	5.13%, 12/15/25 (c)	1,018,940
		15,211,082
New Hampshire: 0.4%
4,000,000	New Hampshire Business Finance Authority, Covanta Project, Series B (RB) 4.63%, 07/01/23 (c)	4,060,160
	New Hampshire Business Finance Authority, The Vista Project, Series A (RB)
1,600,000	5.63%, 07/01/25 (c)	1,641,456
2,750,000	5.75%, 07/01/25 (c)	2,828,952
	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
1,000,000	6.13%, 07/01/24 (c)	777,070
1,500,000	6.13%, 07/01/24 (c)	1,276,335
500,000	6.25%, 07/01/24 (c)	414,710
1,000,000	New Hampshire Health and Education Facilities Authority, Rivermead Issue, Series A (RB) 6.88%, 07/01/21 (c)	1,016,920
		12,015,603
New Jersey: 7.7%
	Atlantic City (GO)
25,000	5.00%, 11/01/21	24,996
50,000	5.00%, 12/01/21	50,003
115,000	5.00%, 11/01/22	114,778
65,000	5.00%, 12/01/23 (c)	65,187
150,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	165,633
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,505,688
1,410,000	5.25%, 11/01/24 (c)	1,450,678
1,000,000	Essex County Improvement Authority, Covanta Project (RB) 5.25%, 08/20/20 (c)	1,002,710
2,005,000	Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,106,353
470,000	New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	510,190
500,000	New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project, Series A (RB) (SAW) 5.00%, 10/01/27 (c)	479,730
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
1,665,000	4.25%, 06/15/22 (c)	1,690,008
535,000	5.00%, 06/15/22 (c)	549,424
520,000	5.00%, 06/15/22 (c)	535,038
1,150,000	5.00%, 06/15/22 (c)	1,190,652
110,000	5.00%, 06/15/22	114,522
1,020,000	5.00%, 06/15/22 (c)	1,059,647
160,000	5.00%, 06/15/22 (c)	165,978
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
2,705,000	5.13%, 08/20/22 (c)	2,770,840
9,075,000	5.25%, 08/20/22 (c)	9,298,154
2,215,000	5.50%, 08/31/20 (c)	2,190,967
60,000	5.50%, 06/20/23 (c)	61,549
285,000	5.63%, 03/05/24 (c)	296,602
2,035,000	5.63%, 03/05/24 (c)	2,117,845
4,825,000	5.75%, 09/15/22 (c)	4,760,731
	New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
500,000	5.00%, 12/15/27 (c)	565,235
1,130,000	5.00%, 12/15/27 (c)	1,286,844
55,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	57,691
	New Jersey Economic Development Authority, Lions Gate Project (RB)
655,000	4.88%, 01/01/24 (c)	644,114
500,000	5.00%, 01/01/24 (c)	479,225
1,800,000	5.25%, 01/01/24 (c)	1,709,298
	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
980,000	3.38%, 07/01/27 (c)	1,001,305
3,055,000	4.00%, 07/01/27 (c)	3,253,300
1,640,000	4.00%, 07/01/27 (c)	1,785,829
1,275,000	5.00%, 07/01/27 (c)	1,452,161
515,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	476,555
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB)
1,075,000	4.00%, 11/01/27	1,205,494
780,000	5.00%, 11/01/27	935,337
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
120,000	4.00%, 11/01/25	132,847
4,000,000	5.00%, 11/01/22	4,342,040
500,000	5.00%, 11/01/24	571,530
	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project (RB)
1,000,000	5.00%, 10/01/27 (c)	1,087,610
1,000,000	5.00%, 10/01/27 (c)	1,108,230
1,000,000	New Jersey Economic Development Authority, Provident Group - Rowan University Student Housing Project, Series A (RB) 5.00%, 01/01/25 (c)	962,890
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series EE (RB) 5.25%, 03/01/21 (c)	1,022,660
	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
1,740,000	5.00%, 12/15/26 (c)	1,954,873
205,000	5.00%, 12/15/26 (c)	232,734
650,000	5.00%, 12/15/26 (c)	740,155
	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
1,730,000	4.75%, 12/15/26 (c)	1,958,758
165,000	5.50%, 12/15/26 (c)	197,033
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
3,500,000	4.00%, 06/15/27 (c)	3,749,025
780,000	5.00%, 06/15/27 (c)	914,246
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
745,000	5.00%, 03/01/21 (c)	762,738
845,000	5.25%, 03/01/21 (c)	864,148
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
165,000	5.00%, 03/01/21 (c)	168,503
360,000	5.25%, 03/01/21 (c)	368,158
210,000	5.25%, 03/01/21 (c)	214,759
105,000	5.25%, 03/01/21 (c)	107,379
	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
470,000	5.00%, 03/01/22 (c)	494,501
515,000	5.00%, 03/01/22 (c)	554,449
290,000	5.00%, 03/01/22 (c)	304,280
435,000	5.00%, 03/01/22 (c)	460,147
	New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB)
1,645,000	4.00%, 12/15/27 (c)	1,746,480
685,000	5.00%, 09/01/22 (c)	753,801
125,000	5.00%, 09/01/22 (c)	132,073
	New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
1,000,000	5.00%, 12/15/29 (c)	1,158,570
1,485,000	5.00%, 12/15/29 (c)	1,753,740
600,000	5.00%, 12/15/29 (c)	710,514
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	551,105
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
320,000	4.00%, 03/01/23 (c)	333,514
3,050,000	5.00%, 03/01/22	3,232,237
265,000	5.00%, 03/01/23 (c)	284,849
230,000	5.00%, 03/01/23 (c)	247,381
300,000	5.00%, 03/01/23 (c)	323,178
1,725,000	5.00%, 03/01/23 (c)	1,870,831
865,000	5.00%, 03/01/23 (c)	942,011
1,175,000	5.00%, 03/01/23 (c)	1,261,809
650,000	5.00%, 03/01/23 (c)	701,863
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
140,000	5.00%, 06/15/24 (c)	154,370
580,000	5.00%, 06/15/24 (c)	637,350
920,000	5.00%, 06/15/24 (c)	1,034,595
100,000	5.00%, 06/15/24 (c)	111,698
120,000	New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	131,562
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
875,000	5.00%, 06/15/24 (c)	955,290
3,935,000	5.00%, 06/15/24 (c)	4,277,502
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
405,000	5.00%, 06/15/25 (c)	447,695
630,000	5.00%, 06/15/25 (c)	695,123
1,235,000	5.00%, 06/15/25 (c)	1,371,628
680,000	5.00%, 06/15/25 (c)	753,467
435,000	5.25%, 06/15/25 (c)	496,465
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
220,000	4.00%, 06/15/24	239,549
595,000	4.25%, 06/15/25 (c)	656,208
125,000	4.38%, 06/15/25 (c)	137,743
1,000,000	5.00%, 06/15/23	1,104,140
1,080,000	5.00%, 06/15/24	1,222,333
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
350,000	5.13%, 01/01/24 (c)	387,321
1,000,000	5.25%, 01/01/24 (c)	1,131,180
900,000	5.38%, 01/01/24 (c)	993,942
500,000	5.50%, 01/01/24 (c)	566,125
	New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB)
150,000	4.13%, 07/01/25 (c)	141,180
2,065,000	5.00%, 07/01/25 (c)	2,064,897
550,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/22	587,768
265,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	297,399
1,000,000	New Jersey Educational Facilities Authority, Rider University, Series A (RB) 5.00%, 07/01/21 (c)	1,008,440
2,490,000	New Jersey Educational Facilities Authority, Rider University, Series F (RB) 5.00%, 07/01/27 (c)	2,548,266
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
940,000	5.00%, 04/01/28 (c)	1,074,138
630,000	5.00%, 04/01/28 (c)	718,156
500,000	5.00%, 04/01/28 (c)	593,540
1,000,000	5.00%, 04/01/28 (c)	1,145,710
170,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 6.00%, 07/01/21 (c)	175,341
	New Jersey Transportation Trust Fund Authority, Series A (RB)
230,000	0.00%, 12/15/25 ^	204,141
270,000	0.00%, 12/15/25 ^	239,644
575,000	0.00%, 12/15/26 ^	494,695
4,440,000	0.00%, 12/15/28 ^	3,588,586
870,000	0.00%, 12/15/28 ^	703,169
325,000	0.00%, 12/15/29 ^	253,845
3,210,000	0.00%, 12/15/30 ^	2,413,342
1,880,000	0.00%, 12/15/31 ^	1,360,894
2,020,000	0.00%, 12/15/32 ^	1,401,092
1,190,000	0.00%, 12/15/33 ^	791,814
705,000	0.00%, 12/15/33 ^	469,100
915,000	0.00%, 12/15/34 ^	587,952
765,000	0.00%, 12/15/34 ^	491,566
540,000	0.00%, 12/15/35 ^	333,196
1,115,000	0.00%, 12/15/37 ^	630,945
1,780,000	0.00%, 12/15/37 ^	1,007,249
4,000,000	0.00%, 12/15/38 ^	2,168,040
605,000	0.00%, 12/15/38 ^	327,916
1,500,000	0.00%, 12/15/39 ^	778,245
930,000	0.00%, 12/15/40 ^	464,014
695,000	4.00%, 12/15/28 (c)	771,290
2,295,000	4.00%, 12/15/29 (c)	2,497,006
1,000,000	4.25%, 12/15/28 (c)	1,100,050
360,000	5.00%, 06/15/21 (c)	369,706
5,875,000	5.00%, 06/15/22 (c)	6,142,077
665,000	5.00%, 06/15/24	752,640
1,000,000	5.00%, 12/15/28 (c)	1,180,070
5,900,000	5.00%, 12/15/28 (c)	6,911,909
200,000	5.00%, 12/15/28	242,532
385,000	5.00%, 12/15/29 (c)	454,100
370,000	5.25%, 06/15/21 (c)	380,020
430,000	5.25%, 12/15/21	455,658
100,000	5.25%, 12/15/23	112,945
310,000	5.50%, 12/15/21	329,546
205,000	5.50%, 12/15/23	233,218
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
525,000	3.75%, 12/15/28 (c)	547,701
220,000	4.00%, 06/15/22 (c)	226,706
695,000	4.25%, 06/15/24 (c)	726,435
150,000	4.75%, 06/15/25 (c)	163,538
1,375,000	4.75%, 06/15/25 (c)	1,491,119
345,000	5.00%, 06/15/22	368,691
4,710,000	5.00%, 06/15/22 (c)	4,936,457
265,000	5.00%, 06/15/22 (c)	279,519
425,000	5.00%, 06/15/22 (c)	447,087
1,940,000	5.00%, 06/15/22 (c)	2,038,998
200,000	5.00%, 06/15/23 (c)	217,506
135,000	5.00%, 06/15/23 (c)	146,472
640,000	5.00%, 06/15/23 (c)	688,250
1,115,000	5.00%, 06/15/23 (c)	1,189,895
1,195,000	5.00%, 06/15/24 (c)	1,294,173
1,620,000	5.00%, 06/15/24 (c)	1,764,067
665,000	5.00%, 06/15/25 (c)	725,276
340,000	5.00%, 06/15/25 (c)	370,552
925,000	5.25%, 06/15/23 (c)	1,006,585
130,000	5.25%, 06/15/23 (c)	140,982
505,000	5.25%, 06/15/25 (c)	560,030
835,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.25%, 06/15/21 (c)	856,176
	New Jersey Transportation Trust Fund Authority, Series BB (RB)
1,745,000	3.25%, 12/15/28 (c)	1,721,582
9,095,000	3.50%, 12/15/28 (c)	9,131,107
1,140,000	4.00%, 12/15/28 (c)	1,240,628
1,000,000	5.00%, 12/15/28 (c)	1,206,290
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
430,000	0.00%, 12/15/24 ^	393,024
250,000	0.00%, 12/15/25 ^	222,483
985,000	0.00%, 12/15/26 ^	850,104
185,000	0.00%, 12/15/28 ^	150,142
265,000	0.00%, 12/15/30 ^	201,074
365,000	0.00%, 12/15/31 ^	266,892
5,475,000	0.00%, 12/15/35 ^	3,429,704
2,245,000	5.25%, 12/15/24 (c)	2,511,032
	New Jersey Transportation Trust Fund Authority, Series D (RB)
325,000	5.00%, 12/15/24	372,639
960,000	5.00%, 12/15/24 (c)	1,063,872
295,000	5.25%, 12/15/23	333,188
	Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB)
120,000	5.00%, 01/01/32	141,251
100,000	5.25%, 01/01/27	115,666
	South Jersey Port Corp., Marine Terminal, Series B (RB)
1,000,000	5.00%, 01/01/28 (c)	1,084,790
750,000	5.00%, 01/01/28 (c)	832,387
360,000	5.00%, 01/01/28 (c)	402,030
	Tobacco Settlement Financing Corp., Series A (RB)
4,800,000	5.00%, 06/01/28 (c)	5,607,024
4,000,000	5.25%, 06/01/28 (c)	4,742,880
	Tobacco Settlement Financing Corp., Series B (RB)
1,705,000	3.20%, 06/01/27	1,742,868
7,760,000	5.00%, 06/01/28 (c)	8,771,438
		224,630,583
New Mexico: 0.0%
500,000	Farmington, Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	505,650
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 08/31/20 (c)	1,009,980
		1,515,630
New York: 8.1%
	Brooklyn Arena Local Development Corp., Barclays Center (RB)
395,000	0.00%, 07/15/32 ^	245,516
370,000	0.00%, 07/15/33 ^	217,941
180,000	0.00%, 07/15/47 ^	51,746
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
345,000	5.00%, 07/15/26	388,525
5,040,000	5.00%, 01/15/27 (c)	5,418,605
	Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB)
5,700,000	5.00%, 12/31/28	6,128,697
9,700,000	5.25%, 12/31/28 (c)	10,315,950
4,700,000	5.50%, 12/31/28 (c)	4,945,105
250,000	Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	270,063
560,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 5.00%, 11/01/24 (c)	585,844
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,013,540
65,000	Dutchess County Industrial Development Agency, Bard College Civic Facility, Series A (RB) 4.50%, 08/31/20 (c)	65,006
	Erie Tobacco Asset Securitization Corp., Series A (RB)
1,295,000	5.00%, 08/31/20 (c)	1,295,738
335,000	5.00%, 08/31/20 (c)	335,194
20,000,000	Erie Tobacco Asset Securitization Corp., Series C (RB) 0.00%, 08/31/20 (c) ^	2,176,400
10,000,000	Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 08/31/20 (c) ^	710,300
2,175,000	Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/22 (c)	2,262,239
	Monroe County Industrial Development Corp., St. Ann’s Community Project (RB)
500,000	4.00%, 01/01/26 (c)	461,045
230,000	5.00%, 01/01/26 (c)	216,897
3,285,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 08/17/20 (c)	3,285,230
	Nassau County Tobacco Settlement Corp., Series A-3 (RB)
3,655,000	5.00%, 08/17/20 (c)	3,655,292
3,905,000	5.13%, 08/17/20 (c)	3,905,508
	New Rochelle Industrial Development Agency (RB)
1,496,234	5.25%, 01/01/21 (c) (d) *	44,887
68,502	5.50%, 07/01/19 (c) (d) *	870
1,620,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	1,684,103
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,545,000	4.75%, 08/31/20 (c)	1,545,309
110,000	5.00%, 08/31/20 (c)	110,032
650,000	5.00%, 08/31/20 (c)	650,182
100,000	5.00%, 08/31/20 (c)	100,022
825,000	5.00%, 08/31/20 (c)	825,223
120,000	5.00%, 08/31/20 (c)	120,035
	New York City Industrial Development Agency, Yankee Stadium LLC (RB) (FGIC)
1,500,000	4.50%, 08/31/20 (c)	1,500,585
600,000	5.00%, 08/31/20 (c)	601,230
155,000	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC) 5.00%, 08/31/20 (c)	155,059
	New York Counties Tobacco Trust IV (RB)
10,525,000	0.00%, 08/17/20 (c) ^	755,169
745,000	5.00%, 08/17/20 (c)	745,134
	New York Counties Tobacco Trust V (RB)
100,000,000	0.00%, 08/17/20 (c) ^	2,923,000
64,000,000	0.00%, 08/17/20 (c) ^	3,498,240
1,640,000	0.00%, 08/17/20 (c) ^	571,934
	New York Counties Tobacco Trust VI (RB)
1,160,000	3.75%, 06/01/26 (c)	1,076,573
5,500,000	5.00%, 06/01/26 (c)	5,670,445
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
25,275,000	5.00%, 11/15/24 (c)	26,913,578
1,460,000	5.15%, 11/15/24 (c)	1,550,140
3,700,000	5.38%, 11/15/24 (c)	3,921,852
10,000,000	7.25%, 11/15/24 (c)	10,864,400
255,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	267,676
480,000	New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	635,227
150,000	New York State Dormitory Authority, Fit Student Housing Corp. (RB) 5.25%, 07/01/31	177,758
1,885,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 4.00%, 03/01/30 (c)	2,068,260
200,000	New York State Dormitory Authority, Pace Universtity, Series A (RB) 4.25%, 05/01/23 (c)	205,668
1,000,000	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/26	1,192,450
50,000	New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 11/01/21 (c)	50,434
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
16,140,000	5.00%, 08/01/21 (c)	16,141,453
7,350,000	5.00%, 08/01/21 (c)	7,371,829
6,990,000	5.00%, 08/01/21	7,027,536
3,250,000	5.25%, 08/01/30 (c)	3,393,845
2,650,000	5.38%, 08/01/30 (c)	2,771,953
160,000	New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB) 5.00%, 01/01/28 (c)	176,026
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
1,000,000	4.00%, 07/01/24 (c)	1,058,080
420,000	5.00%, 07/01/24 (c)	468,527
3,130,000	5.00%, 07/01/24 (c)	3,402,936
230,000	5.00%, 07/01/24 (c)	253,991
2,225,000	5.25%, 07/01/24 (c)	2,435,262
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
1,000,000	5.00%, 01/01/22	1,040,510
1,295,000	5.00%, 01/01/23	1,381,869
4,000,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 07/01/23 (c)	4,073,760
580,000	Orange County Industrial Development Agency, The Glen Arden, Inc. Project (RB) 5.70%, 08/31/20 (c)	501,166
355,000	Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/25 (c)	309,592
110,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 6.00%, 12/01/20 (c)	110,792
	Suffolk Tobacco Asset Securitization Corp., Series B (RB)
65,000	5.38%, 08/31/20 (c)	65,120
4,150,000	6.00%, 08/31/20 (c)	4,154,482
6,150,000	Suffolk Tobacco Asset Securitization Corp., Series C (RB) 6.63%, 06/01/22 (c)	6,370,539
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
200,000	5.00%, 01/01/26 (c)	173,720
1,950,000	5.00%, 01/01/26 (c)	1,678,053
550,000	5.00%, 01/01/26 (c)	482,707
945,000	5.00%, 01/01/26 (c)	865,015
2,465,000	5.00%, 01/01/26 (c)	2,233,413
1,500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/23	1,527,960
	TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
13,285,000	5.00%, 06/01/27 (c)	13,666,811
16,980,000	5.00%, 06/01/27 (c)	17,596,204
5,000,000	Tuxedo Farms Local Development Corp. (RB) 6.55%, 05/01/27 (c)	5,604,950
	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
1,050,000	4.00%, 09/15/24 (c)	1,003,537
400,000	5.00%, 09/15/24 (c)	375,448
180,000	5.25%, 09/15/24 (c)	162,808
1,000,000	5.25%, 09/15/24 (c)	943,770
3,390,000	Westchester County Industrial Development Agency, Million Air Two LLC General Aviation Facilities Project, Series A (RB) 7.00%, 06/01/24 (c)	3,719,915
255,000	Westchester County Local Development Corp., Medical Center (RB) 5.00%, 11/01/25 (c)	271,639
4,575,000	Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 06/01/23 (c)	4,780,417
	Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB)
275,000	5.00%, 10/15/29 (c)	286,718
315,000	5.00%, 10/15/29 (c)	335,529
		236,593,738
North Carolina: 0.5%
1,000,000	Columbus County Industrial Facilities and Pollution Control Financing Authority, Series C (RB) 2.10%, 10/01/24 (p)	1,042,610
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
1,000,000	5.00%, 06/30/25 (c)	1,056,520
1,430,000	5.00%, 06/30/25 (c)	1,489,731
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	247,546
1,330,000	5.00%, 03/01/22 (c)	1,339,350
820,000	5.00%, 03/01/22 (c)	828,249
150,000	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	155,981
	North Carolina Medical Care Commission, Retirement Facilities (RB)
550,000	4.70%, 07/01/25 (c)	534,963
250,000	5.00%, 10/01/24 (c)	255,968
250,000	5.00%, 10/01/24 (c)	258,410
	North Carolina Medical Care Commission, Retirement Facilities, Series A (RB)
165,000	5.00%, 10/01/24 (c)	174,380
385,000	5.00%, 07/01/26 (c)	407,973
250,000	5.00%, 07/01/26 (c)	267,025
465,000	North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/25 (c)	481,731
1,225,000	North Carolina Medical Care Commission, Wake Forest University (RB) 5.00%, 01/01/27 (c)	1,277,246
	North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
1,150,000	3.00%, 01/01/30 (c)	1,227,636
1,250,000	4.00%, 01/01/30 (c)	1,369,312
1,000,000	5.00%, 01/01/27 (c)	1,198,230
100,000	5.00%, 01/01/29 (c)	127,118
1,705,000	5.00%, 01/01/30 (c)	2,057,321
		15,797,300
North Dakota: 0.2%
25,000	City of Grand Forks, Altru Health System Obligated Group (RB) 4.00%, 12/01/21 (c)	25,552
	City of Williston, Eagle Crest Apartments LLC Project (RB)
615,000	6.25%, 09/01/23 (d) *	270,600
1,285,000	7.75%, 09/01/23 (c) (d) *	565,400
750,000	County of Ward, Health Care Facilities, Trinity Obligated Group, Series C (RB) 5.00%, 06/01/28 (c)	831,352
	Grand Forks County, Solid Waste Disposal, Red River Biorefinery LLC (RB)
1,000,000	5.75%, 09/15/26 (c)	903,410
3,500,000	6.38%, 09/15/26 (c)	2,908,745
		5,505,059
Northern Mariana Islands: 0.2%
5,320,000	Commonwealth of the Northern Mariana Islands, Series A (GO) (AGM) 5.00%, 08/31/20 (c)	4,901,263
Ohio: 5.4%
500,000	Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB) 5.25%, 11/15/26 (c)	578,255
	Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
2,500,000	3.00%, 06/01/30 (c)	2,508,400
9,075,000	4.00%, 06/01/30 (c)	10,161,731
50,440,000	Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB) 5.00%, 06/01/30 (c)	55,673,150
25,000,000	Buckeye Tobacco Settlement Financing Authority, Series B-3 (RB) 0.00%, 06/01/30 (c) ^	3,620,750
	Butler County Port Authority, Senior Series A (RB)
1,250,000	6.25%, 01/15/24 (c)	1,129,975
890,000	6.50%, 01/15/24 (c)	806,020
	Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation Project (RB)
750,000	5.25%, 12/01/28 (c)	797,212
940,000	5.50%, 12/01/28 (c)	982,027
3,000,000	5.50%, 12/01/28 (c)	3,186,930
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
405,000	4.00%, 02/15/27 (c)	445,707
510,000	4.75%, 02/15/27 (c)	553,304
570,000	5.25%, 02/15/27 (c)	647,925
1,780,000	County of Licking, Health Care Facilities, Series A (RB) 6.00%, 07/01/25 (c)	1,312,981
	County of Montgomery, Premier Health Partners Obligated Group, Series A (RB)
550,000	3.00%, 11/15/29 (c)	543,372
5,500,000	4.00%, 11/15/29 (c)	5,911,840
3,940,000	4.00%, 11/15/29 (c)	4,261,307
1,000,000	4.00%, 11/15/29 (c)	1,091,050
2,825,000	County of Montgomery, Trousdale Foundation Properties, Series A (RB) 6.00%, 04/01/28 (c)	1,712,967
750,000	Dayton-Montgomery County Port Authority, Storypoint Troy Project, Series 1 (RB) 7.00%, 01/15/25 (c)	619,395
400,000	Franklin County, First Community Village Obligated Group (RB) 5.63%, 08/31/20 (c)	406,164
890,000	Gallia County, Holzer Health System Obligated Group (RB) 8.00%, 07/01/22 (c)	978,769
	Hamilton County, Life Enriching Communities Project (RB)
385,000	5.00%, 01/01/26 (c)	398,244
250,000	5.00%, 01/01/26 (c)	262,538
300,000	5.00%, 01/01/26 (c)	320,007
	Lake County, Port and Economic Development Authority, Tapestry Wickliffe, Series A (RB)
2,200,000	6.50%, 12/01/27 (c)	1,553,266
5,000,000	6.75%, 12/01/27 (c)	3,532,450
1,040,000	Marion County, Health Care Facilities, United Church Homes, Inc. (RB) 5.13%, 12/01/26 (c)	1,061,965
4,865,000	Montgomery County, Trousdale Foundation Properties, Series A (RB) 6.25%, 04/01/28 (c)	2,820,532
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
490,000	5.00%, 02/15/23 (c)	504,563
1,530,000	5.00%, 02/15/23 (c)	1,568,495
490,000	5.00%, 02/15/23 (c)	512,922
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,070,285
1,000,000	Ohio Air Quality Development Authority, American Electric Co. Project, Series A (RB) 2.50%, 10/01/29 (p)	1,086,320
	Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB)
8,000,000	2.50%, 10/01/29 (p)	8,692,320
2,500,000	2.60%, 10/01/24 (c) (p)	2,605,050
12,000,000	Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/29 (c)	12,250,320
	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB)
4,000,000	2.88%, 02/01/26	4,145,200
6,000,000	3.25%, 09/01/29	6,477,300
	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
500,000	4.25%, 01/15/28 (c)	532,830
4,000,000	4.50%, 01/15/28 (c)	4,254,760
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 08/31/20 (c)	1,100,638
795,000	Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	756,601
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	254,165
245,000	5.00%, 12/01/24 (c)	253,002
70,000	5.50%, 12/01/24 (c)	73,477
710,000	5.75%, 12/01/22 (c)	750,584
570,000	6.00%, 12/01/22 (c)	594,926
		156,361,991
Oklahoma: 1.1%
	Comanche County Hospital Authority, Series A (RB)
300,000	4.25%, 07/01/22 (c)	305,577
210,000	5.00%, 07/01/22 (c)	221,353
	Holdenville Public Works Authority, Series A (RB) (AGM)
780,000	4.30%, 11/01/24 (c)	784,103
605,000	4.38%, 11/01/24 (c)	608,455
	Norman Regional Hospital Authority (RB)
340,000	3.25%, 09/01/29 (c)	346,895
150,000	4.00%, 09/01/26 (c)	159,168
	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
825,000	5.00%, 04/01/22 (c)	752,491
135,000	5.00%, 04/01/23	134,991
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
115,995	5.25%, 08/31/20 (c) (d) *	1,160
814,074	5.75%, 01/01/22 (c) (d) *	8,141
421,800	6.00%, 01/01/22 (c) (d) *	4,218
	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
700,000	5.00%, 08/15/28 (c)	836,122
9,250,000	5.25%, 08/15/28 (c)	10,890,672
2,900,000	5.25%, 08/15/28 (c)	3,437,892
7,320,000	5.50%, 08/15/28 (c)	8,696,306
1,300,000	5.50%, 08/15/28 (c)	1,547,468
375,000	Rogers County Industrial Development Authority (RB) 3.63%, 04/01/25 (c)	395,171
2,125,000	Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,139,322
		31,269,505
Oregon: 0.5%
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
7,500,000	6.50%, 04/01/28 (c) (d) *	4,875,000
8,500,000	6.50%, 04/01/28 (c) (d) *	5,525,000
3,480,000	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project, Series 248-G 0.00%, 04/01/30 (c)	3,480,000
		13,880,000
Pennsylvania: 3.5%
	Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB)
200,000	4.88%, 11/01/24	190,694
475,000	5.75%, 08/01/22 (c)	430,787
500,000	6.75%, 12/01/21 (c)	480,635
	Allentown Neighborhood Improvement Zone Development Authority (RB)
2,000,000	5.00%, 05/01/27 (c)	2,088,200
250,000	5.00%, 05/01/27 (c)	265,998
1,000,000	5.00%, 05/01/28	1,072,420
500,000	5.00%, 05/01/28 (c)	524,825
250,000	5.00%, 05/01/28 (c)	266,205
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	2,005,943
150,000	5.00%, 05/01/22 (c)	157,584
3,980,000	5.00%, 05/01/22 (c)	4,155,239
	Berks County Industrial Development Authority, Tower Health Project (RB)
440,000	3.75%, 11/01/27 (c)	428,578
120,000	5.00%, 11/01/26	134,087
770,000	5.00%, 11/01/27 (c)	831,415
110,000	5.00%, 11/01/27 (c)	121,163
195,000	5.00%, 11/01/27 (c)	213,539
1,170,000	Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 08/01/29 (c) (p)	1,345,172
1,565,000	Blythe Township Solid Waste Authority (RB) 7.75%, 12/01/27 (c)	1,732,064
	Chester County Health and Education Facilities Authority, Immaculata University Project (RB)
1,600,000	4.25%, 11/01/27 (c)	1,246,480
430,000	5.00%, 11/01/27 (c)	324,801
1,000,000	5.00%, 11/01/27 (c)	784,130
2,000,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project (RB) 5.00%, 12/01/25 (c)	1,917,480
440,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	441,791
	Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
400,000	5.00%, 03/01/28 (c)	404,508
400,000	5.13%, 03/01/28 (c)	401,852
	Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
1,440,000	6.00%, 06/01/26 (c)	1,578,773
440,000	6.00%, 06/01/26 (c)	483,969
400,000	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group (RB) 5.25%, 01/01/22 (c)	401,920
500,000	Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project (RB) 4.00%, 01/01/25 (c)	508,890
500,000	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB) 5.00%, 10/15/27	504,290
315,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	310,527
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
395,000	5.13%, 06/01/26 (c)	402,837
720,000	5.25%, 08/21/20 (c)	720,058
800,000	6.13%, 08/21/20 (c)	800,272
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/22	105,565
840,000	5.00%, 01/01/23 (c)	901,807
1,080,000	5.00%, 01/01/23 (c)	1,163,614
2,000,000	Doylestown Hospital Authority, Series A (RB) 5.00%, 07/01/29 (c)	2,252,320
	Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB)
215,000	5.00%, 12/01/25 (c)	215,421
500,000	5.00%, 12/01/25 (c)	502,670
1,700,000	Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 5.00%, 07/01/26 (c)	1,781,736
1,000,000	Lancaster County Hospital Authority, Brethren Village Project (RB) 5.13%, 07/01/27 (c)	1,039,120
	Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc. Project (RB)
425,000	5.00%, 03/01/27 (c)	432,697
310,000	5.00%, 03/01/27 (c)	316,708
425,000	5.00%, 03/01/27 (c)	437,223
1,100,000	Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB) 5.25%, 07/01/22 (c)	1,123,353
	Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network Issue, Series A (RB)
635,000	4.25%, 01/15/25 (c)	662,781
4,235,000	5.25%, 01/15/25 (c)	4,497,019
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	153,626
870,000	5.25%, 01/01/25 (c)	882,589
820,000	5.38%, 01/01/25 (c)	829,405
	Moon Industrial Development Authority, Baptist Homes Society (RB)
300,000	5.63%, 07/01/25 (c)	312,291
590,000	6.00%, 07/01/25 (c)	606,585
	Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB)
1,000,000	5.25%, 06/01/26	998,430
3,000,000	5.75%, 06/01/26 (c)	2,959,890
6,095,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series A (RB) 6.40%, 09/01/25 (c)	5,097,370
	Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
3,040,000	6.50%, 12/01/28 (c)	2,982,301
5,470,000	6.75%, 12/01/28 (c)	5,286,810
	Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
1,685,000	4.13%, 06/30/26 (c)	1,758,567
45,000	5.00%, 12/31/22	48,525
125,000	5.00%, 12/31/23	138,546
550,000	5.00%, 12/31/24	624,646
1,105,000	5.00%, 12/31/25	1,278,352
575,000	5.00%, 06/30/26 (c)	660,801
1,485,000	5.00%, 06/30/26 (c)	1,724,649
500,000	5.00%, 06/30/26 (c)	548,455
410,000	5.00%, 06/30/26 (c)	466,551
	Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
230,000	4.00%, 11/01/22 (c)	214,721
250,000	5.00%, 11/01/22 (c)	254,865
1,000,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	1,122,070
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
440,000	6.38%, 06/01/25 (c)	422,985
440,000	6.50%, 06/01/25 (c)	425,757
415,000	6.63%, 06/01/25 (c)	404,687
	Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) (SAW)
350,000	4.00%, 12/15/26 (c)	357,686
355,000	5.00%, 12/15/26 (c)	367,290
5,000,000	Philadelphia Authority for Industrial Development, The University of the Arts (RB) 5.00%, 03/15/28 (c)	5,130,250
2,000,000	Philadelphia Authority for Industrial Development, University Square Apartments Project (RB) 5.50%, 12/01/26 (c)	2,075,420
	Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB)
735,000	5.00%, 07/01/27 (c)	744,386
2,500,000	5.00%, 07/01/27 (c)	2,361,350
1,000,000	5.00%, 07/01/27 (c)	966,370
1,000,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group (RB) 5.00%, 07/01/27 (c)	1,159,550
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
1,240,000	5.00%, 07/01/27 (c)	1,452,474
220,000	5.00%, 07/01/27 (c)	256,296
5,020,000	5.63%, 07/01/22 (c)	5,269,544
2,190,000	5.63%, 07/01/22 (c)	2,313,910
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	244,188
	Susquehanna Area Regional Airport Authority, Series A (RB)
1,650,000	5.00%, 01/01/23 (c)	1,720,554
1,500,000	5.00%, 01/01/23	1,571,400
1,210,000	Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	1,223,988
		100,527,290
Puerto Rico: 4.0%
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
25,000	4.00%, 07/01/22	25,719
5,365,000	5.00%, 07/01/22 (c)	5,532,656
100,000	5.00%, 07/01/22	104,875
950,000	5.13%, 07/01/22 (c)	979,687
5,270,000	5.25%, 07/01/22 (c)	5,434,687
3,895,000	5.75%, 07/01/22 (c)	4,065,406
1,000,000	6.00%, 08/31/20 (c)	1,018,750
4,425,000	6.00%, 07/01/22 (c)	4,629,656
200,000	6.13%, 07/01/24	214,250
100,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.63%, 08/31/20 (c)	103,500
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB)
100,000	5.13%, 04/01/22 (c)	98,902
100,000	5.38%, 04/01/22 (c)	98,414
20,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) 5.00%, 01/01/21 (c)	19,999
	Puerto Rico Sales Tax Financing Corp. (RB)
5,709,000	0.00%, 07/01/28 (c) ^	1,669,882
80,064	0.00%, 08/01/47 ^	21,963
	Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
2,127,000	0.00%, 07/01/24 ^	1,946,652
2,016,000	0.00%, 07/01/27 ^	1,691,202
2,443,000	0.00%, 07/01/28 (c) ^	1,637,714
2,000,000	4.50%, 07/01/25 (c)	2,112,860
4,243,000	4.55%, 07/01/28 (c)	4,492,955
11,374,000	4.75%, 07/01/28 (c)	12,117,860
26,614,000	5.00%, 07/01/28 (c)	28,824,293
	Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
9,835,000	4.33%, 07/01/28 (c)	10,266,461
13,110,000	4.33%, 07/01/28 (c)	13,685,136
6,237,000	4.54%, 07/01/28 (c)	6,554,339
8,458,000	4.78%, 07/01/28 (c)	9,036,612
		116,384,430
Rhode Island: 0.4%
100,000	Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB) 5.00%, 09/01/26	107,950
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
250,000	5.00%, 05/15/23	274,950
690,000	5.00%, 05/15/26 (c)	755,888
1,000,000	5.00%, 05/15/26 (c)	1,110,230
	Tobacco Settlement Financing Corp., Series A (RB)
24,580,000	0.00%, 08/17/20 (c) ^	3,745,746
1,650,000	5.00%, 06/01/25 (c)	1,794,045
	Tobacco Settlement Financing Corp., Series B (RB)
2,000,000	4.50%, 06/01/25 (c)	2,099,760
2,000,000	5.00%, 06/01/25 (c)	2,153,840
		12,042,409
South Carolina: 0.5%
800,000	Berkeley County (SA) 4.38%, 11/01/29 (c)	809,120
9,878,170	Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	807,442
	South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
500,000	5.00%, 11/01/24 (c)	563,800
650,000	5.00%, 11/01/24 (c)	737,600
500,000	5.00%, 11/01/24 (c)	571,650
	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
500,000	5.75%, 12/15/26 (c)	543,440
500,000	5.75%, 12/15/26 (c)	550,475
	South Carolina Jobs-Economic Development Authority, Hilton Head Christian Academy (RB)
515,000	5.00%, 01/01/30 (c)	471,699
800,000	5.00%, 01/01/30 (c)	770,144
2,000,000	South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes (RB) 5.00%, 04/01/25 (c)	2,111,000
1,000,000	South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes, Series A (RB) (AGM) 5.00%, 04/01/24 (c)	1,054,910
320,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	288,979
	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
795,000	4.00%, 11/15/24 (c)	745,599
400,000	4.00%, 11/15/24 (c)	398,232
3,755,000	5.25%, 11/15/24 (c)	3,848,237
		14,272,327
South Dakota: 0.0%
	City of Sioux Falls, Dow Rummel Village Project (RB)
750,000	5.00%, 11/01/26 (c)	764,025
500,000	5.00%, 11/01/26 (c)	481,570
		1,245,595
Tennessee: 1.0%
240,000	Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	164,453
900,000	Board of the City of Franklin, Health and Educational Facilities, Series A (RB) 7.50%, 06/01/27 (c) (d) *	585,000
	Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
2,000,000	5.00%, 12/01/26 (c)	1,911,120
8,100,000	5.13%, 12/01/26 (c)	7,524,900
310,000	Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/29 (c)	378,073
120,000	Johnson City, Health and Educational Facilities Board, Series A (RB) 0.00%, 07/01/27 ^	108,060
	Knox County Health Educational and Housing Facility Board (RB)
295,000	4.00%, 09/01/26 (c)	309,234
290,000	4.00%, 09/01/26 (c)	304,016
380,000	5.00%, 04/01/27 (c)	435,586
	Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA)
635,000	4.75%, 07/01/27	643,185
1,100,000	5.50%, 07/01/27 (c)	1,106,842
1,500,000	5.63%, 07/01/27 (c)	1,484,910
1,065,000	Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Lipscomb University Project, Series A (RB) 5.25%, 10/01/29 (c)	1,185,846
	Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Trousdale Foundation Properties, Series A (RB)
300,000	6.00%, 04/01/28 (c)	181,908
805,000	6.25%, 04/01/28 (c)	466,707
	Shelby County, Tennessee Health, Educational and Housing Facility Board, The Farms at Bailey Station, Series A (RB)
250,000	5.50%, 10/01/25 (c)	251,050
4,780,000	5.75%, 10/01/25 (c)	4,806,625
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
475,000	5.00%, 09/01/26 (c)	366,999
205,000	5.38%, 09/01/23 (c)	159,031
200,000	5.50%, 09/01/23 (c)	151,324
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Village at Germantown (RB)
280,000	5.25%, 12/01/22 (c)	282,414
450,000	5.38%, 12/01/22 (c)	454,613
5,610,000	Tennessee Energy Acquisition Corp., Series B (RB) 5.63%, 09/01/26	6,830,960
160,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/23	176,554
200,000	The Health, Educational and Housing Facility Board of the City of Chattanooga, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	228,312
		30,497,722
Texas: 5.4%
	Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB)
1,000,000	5.00%, 01/01/27 (c)	1,016,680
2,935,000	5.00%, 01/01/27 (c)	2,984,044
	Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB)
750,000	5.00%, 01/01/22	731,865
800,000	5.00%, 01/01/23	772,952
715,000	5.00%, 01/01/26	688,381
500,000	5.00%, 01/01/27 (c)	483,235
500,000	5.00%, 01/01/27 (c)	482,530
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
215,000	5.00%, 12/01/25 (c)	224,611
610,000	5.00%, 12/01/25 (c)	649,443
700,000	5.25%, 12/01/25 (c)	778,575
3,200,000	Brazoria County Industrial Development Corp., Gladieux Metal Recycling, LLC Project (RB) (SAW) 8.50%, 03/01/26 (c)	3,279,680
1,850,000	Brazoria County Industrial Development Corp., Gladieux Metal Recycling, LLC Project, Series B (RB) (SBG) 7.00%, 03/01/26 (c)	1,883,207
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/22	260,325
200,000	5.00%, 01/01/26 (c)	227,436
400,000	5.00%, 01/01/26 (c)	459,028
850,000	5.00%, 01/01/26 (c)	997,237
285,000	5.00%, 01/01/26 (c)	329,640
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,305,000	5.00%, 01/01/23 (c)	1,398,164
1,270,000	5.00%, 01/01/23 (c)	1,368,958
565,000	5.00%, 07/01/25 (c)	639,173
805,000	5.00%, 07/01/25 (c)	917,805
120,000	5.00%, 07/01/25 (c)	139,866
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
360,000	5.00%, 01/01/23 (c)	382,453
400,000	5.00%, 01/01/23 (c)	429,692
25,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	28,660
3,140,000	City of Houston, Airport System, United Airlines, Inc. Airport Improvement Projects, Series C (RB) 5.00%, 07/15/27	3,236,492
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,092,496
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
7,630,000	4.75%, 07/01/24	7,775,199
1,000,000	5.00%, 07/15/28	1,043,730
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
650,000	5.00%, 07/15/25 (c)	660,510
600,000	5.00%, 07/15/25 (c)	619,302
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	807,314
610,000	5.50%, 08/15/25 (c)	675,307
	Clifton Higher Education Finance Corp., Series D (RB)
1,000,000	5.25%, 08/15/25 (c)	1,118,690
500,000	5.75%, 08/15/25 (c)	561,520
500,000	6.00%, 08/15/25 (c)	562,100
3,010,000	6.13%, 08/15/25 (c)	3,362,682
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	892,177
2,265,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,290,051
	Harris County, Houston Sports Authority, Junior Lien, Series H (RB)
250,000	0.00%, 11/15/23 ^	230,158
675,000	0.00%, 11/15/23 ^	664,031
495,000	0.00%, 11/15/25 ^	429,036
590,000	0.00%, 11/15/27 ^	476,567
1,405,000	0.00%, 11/15/29 ^	1,050,266
115,000	0.00%, 11/15/30 ^	82,431
705,000	0.00%, 11/15/31 (c) ^	450,051
350,000	0.00%, 11/15/31 (c) ^	162,519
120,000	0.00%, 11/15/31 (c) ^	63,336
145,000	0.00%, 11/15/31 (c) ^	59,219
1,140,000	0.00%, 11/15/31 (c) ^	408,679
170,000	0.00%, 11/15/31 (c) ^	65,027
	Harris County, Houston Sports Authority, Third Lien, Series A-3 (RB)
335,000	0.00%, 11/15/24 (c) ^	153,993
100,000	0.00%, 11/15/24 (c) ^	58,819
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	712,591
280,000	Love Field Airport Modernization Corp., Southwest Airlines Co. (RB) 5.00%, 11/01/22	292,351
105,000	Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	124,358
635,000	Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	759,060
	Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB)
2,680,000	5.13%, 02/15/24 (c)	2,220,943
700,000	5.13%, 02/15/24 (c)	646,436
14,500,000	Mission Economic Development Corp., Natgasoline Project (RB) 4.63%, 10/01/21 (c)	15,391,460
1,000,000	New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series A-1 (RB) 5.00%, 07/01/25 (c)	873,240
235,000	New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/25 (c)	159,368
1,935,000	New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series A (RB) 7.25%, 12/01/25 (c)	1,819,771
750,000	New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series D (RB) 12.00%, 12/01/25 (c)	703,012
1,030,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series B (RB) 4.00%, 07/01/26 (c)	890,682
1,595,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series C (RB) 5.50%, 07/01/26 (c)	1,347,296
230,000	New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	220,487
	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Island Campus, LLC, Series A (RB) (AGM)
1,000,000	5.00%, 04/01/26 (c)	989,760
1,150,000	5.00%, 04/01/27 (c)	1,174,828
1,500,000	New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Series A (RB) 5.00%, 08/15/25 (c)	1,547,025
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
1,375,000	4.00%, 08/15/21 (c)	1,380,500
250,000	4.25%, 08/15/21 (c)	251,350
1,000,000	5.00%, 08/15/21 (c)	1,004,760
1,000,000	5.13%, 08/15/21 (c)	1,005,910
250,000	New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	260,350
100,000	New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project (RB) (SAW) 6.25%, 01/01/23 (c)	104,761
	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
1,610,000	5.00%, 11/15/24 (c)	1,652,617
100,000	5.00%, 11/15/24 (c)	105,987
	New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB)
975,000	5.38%, 11/15/26 (c)	829,120
750,000	5.50%, 11/15/26 (c)	601,162
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
115,000	5.00%, 07/01/24	95,450
440,000	5.00%, 07/01/25 (c)	365,200
100,000	5.00%, 07/01/25 (c)	83,000
500,000	5.00%, 07/01/25 (c)	415,000
200,000	New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/25 (c)	197,630
	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
250,000	5.00%, 01/01/26 (c)	238,175
250,000	5.00%, 01/01/26 (c)	242,498
1,050,000	North East Texas Regional Mobility Authority, Series A (RB) 5.00%, 01/01/26 (c)	1,132,950
	North East Texas Regional Mobility Authority, Series B (RB)
600,000	5.00%, 01/01/26 (c)	645,864
400,000	5.00%, 01/01/26 (c)	434,136
500,000	Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/26 (c)	523,790
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	412,160
400,000	5.00%, 08/15/26 (c)	419,276
2,425,000	Red River Health Facilities Development Corp., MRC The Crossings Project, Series A (RB) 8.00%, 11/15/24 (c)	2,616,745
1,075,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	1,130,771
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c) (d) *	2,475,000
125,000	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB) 5.00%, 05/15/24 (c)	128,398
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series A (RB)
100,000	5.25%, 11/15/25 (c) (d) *	65,000
800,000	5.50%, 11/15/25 (c) (d) *	520,000
690,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B-1 (RB) 4.50%, 08/31/20 (c) (d) *	448,500
	Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living, Ventana Project, Series A (RB)
4,850,000	6.63%, 05/15/27 (c)	5,289,313
2,080,000	6.75%, 05/15/27 (c)	2,244,798
4,100,000	6.75%, 05/15/27 (c)	4,427,262
500,000	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB) 6.38%, 02/15/27 (c)	412,390
2,180,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project (RB) 5.25%, 05/15/27 (c)	1,819,275
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB) 5.00%, 11/15/25 (c)	933,470
	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series B (RB)
100,000	4.00%, 11/15/25	93,548
405,000	5.00%, 11/15/25 (c)	352,577
884,836	Tarrant County Cultural Education Facilities Finance Corp., SQLC Senior Living Center at Corpus Christo, Inc., Series A (RB) 5.00%, 05/15/27 (c) (d) *	88
2,746,954	Tarrant County Cultural Education Facilities Finance Corp., The Stayton at Museum Way (RB) 5.75%, 01/04/21 (c)	2,690,312
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
1,490,000	5.00%, 12/15/21	1,568,121
1,265,000	5.00%, 12/15/22 (c)	1,361,406
175,000	5.00%, 12/15/22 (c)	187,180
1,280,000	5.00%, 12/15/22 (c)	1,393,306
760,000	5.00%, 12/15/22 (c)	824,015
	Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
250,000	5.00%, 12/31/25 (c)	263,825
460,000	5.00%, 12/31/25 (c)	487,471
230,000	5.00%, 12/31/25 (c)	245,511
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC Project, Senior Lien (RB)
150,000	7.00%, 08/31/20 (c)	150,725
935,000	7.00%, 08/31/20 (c)	939,516
1,095,000	7.50%, 08/31/20 (c)	1,100,694
1,070,000	7.50%, 08/31/20 (c)	1,075,564
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
5,920,000	5.00%, 06/30/29 (c)	6,929,952
515,000	7.00%, 09/01/23 (c)	594,753
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB)
500,000	4.00%, 12/31/29 (c)	562,175
1,000,000	5.00%, 12/31/29 (c)	1,230,260
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
7,100,000	5.00%, 08/15/24 (c)	7,832,791
1,500,000	5.00%, 08/15/24 (c)	1,642,335
600,000	5.00%, 08/15/24 (c)	668,742
850,000	5.00%, 08/15/24 (c)	943,236
	Town of Westlake, Solana Public Improvement District (SA)
1,000,000	6.13%, 09/01/25 (c)	1,007,300
1,000,000	6.25%, 09/01/25 (c)	1,008,140
1,000,000	6.38%, 09/01/25 (c)	1,012,280
4,980,000	Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 08/31/20 (c) (d) *	3,971,351
		156,527,752
Utah: 0.2%
	Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
1,500,000	5.25%, 06/15/27 (c)	1,653,105
3,195,000	5.38%, 06/15/27 (c)	3,483,477
		5,136,582
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,110,813
910,000	Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	882,518
		1,993,331
Virgin Islands: 1.1%
720,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) 4.25%, 08/31/20 (c)	728,150
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
550,000	4.50%, 10/01/24 (c)	458,013
1,700,000	5.00%, 10/01/24 (c)	1,557,829
4,250,000	5.00%, 10/01/24 (c)	3,804,345
185,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A (RB) 6.00%, 08/31/20 (c)	170,355
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
265,000	6.63%, 08/31/20 (c)	255,942
1,840,000	6.75%, 08/31/20 (c)	1,772,914
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
4,265,000	5.00%, 10/01/20 (c)	4,053,243
3,870,000	5.00%, 10/01/20 (c)	3,699,488
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB)
155,000	4.50%, 08/31/20 (c)	148,185
1,125,000	5.00%, 08/31/20 (c)	1,069,144
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
1,295,000	5.00%, 08/31/20 (c)	1,237,942
1,120,000	5.00%, 08/31/20 (c)	1,042,899
465,000	5.00%, 10/01/20 (c)	442,271
3,180,000	5.25%, 10/01/20 (c)	3,021,382
295,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 08/31/20 (c)	286,483
	Virgin Islands Water and Power Authority, Series A (RB)
160,000	4.00%, 07/01/21	155,549
330,000	5.00%, 08/31/20 (c)	313,962
65,000	5.00%, 08/31/20 (c)	60,853
	Virgin Islands Water and Power Authority, Series B (RB)
170,000	5.00%, 08/31/20 (c)	153,128
5,560,000	5.00%, 08/31/20 (c)	4,897,137
1,170,000	5.00%, 08/31/20 (c)	1,077,277
1,070,000	5.00%, 08/31/20 (c)	974,492
		31,380,983
Virginia: 2.0%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	646,880
1,000,000	5.00%, 01/01/23 (c)	1,009,430
500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	434,685
250,000	Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	166,985
	Cherry Hill Community Development Authority, Potomac Shores Project (SA)
200,000	5.15%, 03/01/25 (c)	203,494
495,000	5.40%, 03/01/25 (c)	502,583
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,000,000	5.00%, 11/01/23	1,116,550
1,000,000	5.00%, 07/01/26 (c)	1,112,870
1,025,000	5.00%, 07/01/26 (c)	1,136,868
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	650,994
380,000	City of Chesapeake, Chesapeake Transportation System, Series A (RB) 5.00%, 07/15/22 (c)	393,980
240,000	City of Hopewell, Sewer System, Series A (RB) 5.00%, 07/15/21 (c)	249,502
3,000,000	City of Newport News, Economic Development Authority, Residential Care Facilities (RB) 5.00%, 12/01/25 (c)	3,026,310
650,000	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	606,359
1,450,000	Fairfax County, Mosaic District Community Development Authority, Series A (SA) 6.63%, 03/01/21 (c)	1,477,434
	Farmville Industrial Development Authority, Series A (RB) (AMBAC)
500,000	5.00%, 01/01/29 (c)	541,700
1,000,000	5.00%, 07/01/30 (c)	1,074,330
2,000,000	5.00%, 07/01/30 (c)	2,208,720
	Hanover County, Economic Development Authority (RB)
500,000	5.00%, 07/01/24 (c)	506,090
500,000	5.00%, 07/01/24 (c)	506,975
	Hanover County, Economic Development Authority, Series A (RB)
1,500,000	5.00%, 07/01/22 (c)	1,508,055
1,500,000	5.00%, 07/01/22 (c)	1,509,420
2,475,000	Henrico County Economic Development Authority, Residential Care Facilities, Series C (RB) 5.00%, 12/01/27 (c)	2,511,209
1,000,000	Mosaic District Community Development Authority, Series A (SA) 6.88%, 03/01/21 (c)	1,017,750
2,400,000	Norfolk Redevelopment and Housing Authority, Series A (RB) 5.25%, 01/01/24 (c)	2,490,792
	Peninsula Town Center Community Development Authority (RB)
3,850,000	5.00%, 09/01/27 (c)	4,000,650
500,000	5.00%, 09/01/27 (c)	520,860
2,500,000	Riverside County Transportation Commission, Series A (RB) 5.38%, 09/01/26 (c)	2,554,800
1,000,000	Roanoke County Economic Development Authority, Series B (RB) 4.63%, 09/01/24 (c) (p)	1,000,150
	Roanoke Economic Development Authority, Residential Care Facility (RB)
1,950,000	5.00%, 09/01/27 (c)	1,911,273
500,000	5.00%, 09/01/27 (c)	502,735
1,710,000	5.13%, 09/01/27 (c)	1,708,512
	Virginia College Building Authority, Marymount University Project, Series A (RB)
2,400,000	5.00%, 07/01/25 (c)	2,417,640
1,000,000	5.00%, 07/01/25 (c)	1,022,640
	Virginia College Building Authority, Marymount University Project, Series B (RB)
3,500,000	5.00%, 07/01/25 (c)	3,525,725
2,300,000	5.25%, 07/01/25 (c)	2,408,100
1,760,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 08/31/20 (c)	1,745,022
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
760,000	5.50%, 07/01/22 (c)	798,403
1,550,000	6.00%, 07/01/22 (c)	1,649,634
	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
1,070,000	5.00%, 01/01/22 (c)	1,107,354
300,000	5.00%, 01/01/22 (c)	311,064
1,450,000	5.00%, 01/01/22 (c)	1,503,476
2,000,000	Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/23 (c) (p)	2,059,860
		57,357,863
Washington: 1.0%
1,000,000	Greater Wenatchee Regional Events Center, Public Facilities District, Series A (RB) 5.50%, 09/01/22 (c)	993,630
	Kalispel Tribe Indians Priority, Series A (RB)
250,000	5.00%, 01/01/28 (c)	283,165
250,000	5.25%, 01/01/28 (c)	281,275
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	1,044,470
500,000	5.75%, 12/01/25 (c)	555,265
500,000	6.00%, 12/01/25 (c)	551,650
250,000	6.25%, 12/01/25 (c)	274,248
	Klickitat County Public Hospital District No. 2 (RB)
1,230,000	5.00%, 12/01/27 (c)	1,280,258
1,170,000	5.00%, 12/01/27 (c)	1,237,146
1,415,000	5.00%, 12/01/27 (c)	1,522,809
1,840,000	Washington Economic Development Finance Authority, Columbia Pulp I, LLC Project, Series A (RB) 7.50%, 01/01/28 (c)	1,564,000
100,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	111,973
205,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	230,887
	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	981,430
2,000,000	5.00%, 07/01/24 (c)	1,979,840
150,000	5.00%, 07/01/24 (c)	152,060
500,000	Washington State Housing Finance Commission, Hearthstone Project, Series A (RB) 5.00%, 07/01/26 (c)	497,575
	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB)
200,000	6.00%, 07/01/25	216,638
1,640,000	6.75%, 07/01/25 (c)	1,773,070
2,000,000	7.00%, 07/01/25 (c)	2,146,920
	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB)
100,000	5.50%, 08/21/20 (c)	100,064
1,350,000	6.50%, 07/01/25 (c)	1,471,378
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	1,128,193
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
150,000	3.75%, 07/01/26	144,216
825,000	5.00%, 01/01/25 (c)	845,402
2,495,000	5.00%, 01/01/25 (c)	2,504,381
1,500,000	5.00%, 01/01/25 (c)	1,510,560
1,000,000	Washington State Housing Finance Commission, Rockwood Retirement Communities Project (RB) 5.00%, 01/01/26 (c)	904,610
	Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB)
1,000,000	5.00%, 07/01/26 (c)	1,002,090
250,000	5.00%, 07/01/26 (c)	251,598
	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
1,250,000	5.00%, 07/01/26 (c)	1,154,062
500,000	5.00%, 07/01/26 (c)	467,625
		29,162,488
West Virginia: 0.3%
325,000	Brooke County Commission, Bethany College, Series A (RB) 6.75%, 04/01/21 (c)	323,330
2,250,000	County Commission of Harrison County, Charles Point Economic Opportunity Development District, Series A (RB) 5.75%, 06/01/29 (c)	2,409,817
	County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA)
280,000	3.00%, 06/01/22 (c)	276,016
760,000	4.00%, 06/01/22 (c)	760,228
5,000,000	West Virginia Economic Development Authority, Arch Resources Project (RB) 5.00%, 01/01/25 (c) (p)	5,177,600
		8,946,991
Wisconsin: 3.0%
	Public Finance Authority, American Dream at Meadowlands Project (RB)
500,000	6.75%, 12/01/27 (c)	433,970
10,960,000	7.00%, 12/01/27 (c)	9,592,850
100,000	Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	86,439
1,000,000	Public Finance Authority, American Preparatory Academy (RB) 5.38%, 07/15/27 (c)	1,046,220
250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	266,343
	Public Finance Authority, Cedars Obligated Group (RB)
455,000	4.25%, 05/01/27 (c)	433,524
1,000,000	5.50%, 05/01/27 (c)	974,810
2,500,000	5.75%, 05/01/27 (c)	2,406,250
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	509,350
500,000	5.13%, 02/01/26 (c)	509,935
	Public Finance Authority, Corvian Community School Project, Series A (RB)
540,000	4.25%, 06/15/24 (c)	548,829
500,000	5.00%, 06/15/26 (c)	517,685
500,000	5.00%, 06/15/26 (c)	511,440
1,000,000	5.13%, 06/15/24 (c)	1,020,820
1,000,000	Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/29 (c)	1,007,300
1,000,000	Public Finance Authority, Friends Homes (RB) 5.00%, 09/01/26 (c)	1,015,270
100,000	Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB) 5.00%, 09/01/25	104,803
4,500,000	Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	4,630,950
5,790,000	Public Finance Authority, Irving Convention Center Hotel Project, First-Tier, Series A (RB) 7.00%, 01/01/32 (c)	5,399,291
889,711	Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 03/15/28 (c)	573,481
	Public Finance Authority, Maryland Proton Treatment Center, Series A-1 (RB)
500,000	6.25%, 01/01/28 (c)	431,715
2,000,000	6.38%, 01/01/28 (c)	1,740,280
1,000,000	Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	1,056,500
5,000,000	Public Finance Authority, Nevada State College (RB) 5.00%, 05/01/29 (c)	5,029,550
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
1,250,000	5.00%, 06/15/26 (c)	1,225,037
6,000,000	5.00%, 06/15/26 (c)	6,051,180
	Public Finance Authority, Penick Village (RB)
500,000	4.00%, 09/01/26 (c)	490,655
500,000	5.00%, 09/01/26 (c)	495,935
500,000	5.00%, 09/01/26 (c)	499,980
500,000	5.00%, 09/01/26 (c)	508,370
500,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.88%, 06/15/24 (c)	502,955
300,000	Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	314,025
5,265,000	Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/30 (c)	5,533,568
	Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
1,950,000	5.00%, 10/01/29 (c)	2,090,478
2,000,000	5.00%, 10/01/29 (c)	2,161,560
3,055,000	Public Finance Authority, Vista Grande Villa Project, Series A (RB) 6.50%, 07/01/25 (c)	1,897,430
1,250,000	Public Finance Authority, Whitestone (RB) 5.00%, 03/01/28 (c)	1,273,625
6,000,000	Public Finance Authority, Wonderful Foundations Charter School Portfolio Projects, Series A-1 5.00%, 07/01/30 (c)	6,125,760
750,000	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	753,510
	Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) (SAW)
105,000	4.00%, 07/01/23 (c)	99,057
2,130,000	4.13%, 07/01/23 (c)	2,032,148
1,000,000	Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc., Series B (RB) 5.00%, 07/01/23 (c)	953,700
2,150,000	Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.25%, 02/01/23 (c)	2,026,783
	Wisconsin Health and Educational Facilities Authority, St. Camillus Health System, Inc., Series A (RB)
2,725,000	5.00%, 11/01/26 (c)	2,736,799
1,950,000	5.00%, 11/01/26 (c)	2,008,051
3,950,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.13%, 02/01/23 (c)	3,769,287
1,450,000	Wisconsin Health and Educational Facilities Authority, Wisconsin Illinois Senior Housing, Inc., Series A (RB) 5.25%, 08/01/25 (c)	1,376,717
1,750,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB) 8.25%, 06/01/21 (c)	1,845,847
		86,620,062
Total Municipal Bonds: 98.8% (Cost: $2,917,275,947)		2,876,480,138
Other assets less liabilities: 1.2%		35,500,979
NET ASSETS: 100.0%		$2,911,981,117

Definitions:

ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing

Summary of Investments By Sector	% of Investments	Value
Education	10.0%	$288,676,515
Health Care	20.7	595,212,682
Housing	1.3	38,451,010
Industrial Revenue	17.1	491,554,864
Leasing	6.7	193,473,990
Local	8.3	239,101,568
Power	0.5	14,535,807
Solid Waste/Resource Recovery	0.1	2,852,117
Special Tax	11.2	322,503,847
State	3.7	105,286,309
Tobacco	11.0	315,113,082
Transportation	7.0	202,055,735
Water & Sewer	2.4	67,662,612
	100.0%	$2,876,480,138

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 98.2%
Argentina: 0.8%
USD	75,000	Arcor SAIC 144A 6.00%, 07/06/23 †	$71,133
	100,000	Genneia SA 144A 8.75%, 01/20/22	87,409
		Pampa Energia SA 144A
	50,000	7.38%, 07/21/23	45,057
	75,000	7.50%, 01/24/27	64,614
	100,000	Telecom Argentina SA 144A 8.00%, 07/18/26	94,881
		YPF SA 144A
	170,000	6.95%, 07/21/27	127,500
	25,000	7.00%, 12/15/47	16,607
	150,000	8.50%, 07/28/25	122,550
	200,000	8.75%, 04/04/24	179,160
			808,911
Australia: 0.5%
		FMG Resources August 2006 Pty Ltd. 144A
	25,000	4.50%, 09/15/27	27,245
	200,000	5.13%, 05/15/24 †	214,021
	100,000	Mineral Resources Ltd. 144A 8.13%, 05/01/27	110,666
	100,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.75%, 04/30/26	99,856
			451,788
Austria: 0.9%
	100,000	ams AG 144A 7.00%, 07/31/25	103,250
	50,000	JBS Investments GmbH 144A 6.25%, 02/05/23	50,550
		JBS Investments II GmbH 144A
	100,000	5.75%, 01/15/28	106,340
	100,000	7.00%, 01/15/26	107,728
	200,000	Klabin Austria GmbH 144A 5.75%, 04/03/29	217,462
EUR	100,000	Novomatic AG 1.63%, 09/20/23	110,058
	100,000	Sappi Papier Holding GmbH Reg S 3.13%, 04/15/26	102,181
	100,000	Wienerberger AG Reg S 2.75%, 06/04/25	121,425
			918,994
Bahamas: 0.1%
	100,000	Nouryon Holding BV Reg S 6.50%, 10/01/26	121,805

Bermuda: 0.6%
USD	200,000	China Oil & Gas Group Ltd. Reg S 4.63%, 04/20/22	199,771
	47,991	Digicel Group 0.5 Ltd. 10.00%, 04/01/24	36,473
		Digicel Group 0.5 Ltd. 144A
	63,861	7.00%, 08/17/20 (o)	8,621
	56,658	8.00% 04/01/25	19,547
	100,000	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd. 144A 8.75%, 05/25/24	101,125
	200,000	Inkia Energy Ltd. 144A 5.88%, 11/09/27	204,285
			569,822
Brazil: 2.9%
		Banco Bradesco SA 144A
	100,000	2.85%, 01/27/23	100,032
	100,000	3.20%, 01/27/25	101,470
	100,000	5.75%, 03/01/22	104,862
	200,000	Banco BTG Pactual SA 144A 5.50%, 01/31/23	207,481
	350,000	Banco do Brasil SA 3.88%, 10/10/22	359,931
		Banco do Brasil SA 144A
	100,000	4.63%, 01/15/25	105,220
	200,000	5.88%, 01/19/23	214,252
	100,000	Banco Votorantim SA 144A 4.50%, 09/24/24	103,125
	200,000	BRF SA 144A 4.75%, 05/22/24	207,229
	100,000	Caixa Economica Federal 144A 3.50%, 11/07/22	102,227
	200,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24 †	224,902
	250,000	Centrais Eletricas Brasileiras SA 144A 5.75%, 10/27/21	259,531
		Itau Unibanco Holding SA 144A
	125,000	2.90%, 01/24/23	125,032
	200,000	5.13%, 05/13/23 †	211,626
	100,000	5.50%, 08/06/22	105,852
	175,000	5.65%, 03/19/22	183,702
	100,000	6.20%, 12/21/21	105,625
			2,822,099
British Virgin Islands: 3.1%
	100,000	Arcos Dorados Holdings, Inc. 144A 6.63%, 09/27/23	107,386
	100,000	Central American Bottling Corp. 144A 5.75%, 01/31/27	105,250
	200,000	Champion Sincerity Holdings Ltd. Reg S 8.13% (US Treasury Yield Curve Rate T 3 Year+10.58%), 02/08/22 (o)	207,850
		Easy Tactic Ltd. Reg S
	200,000	5.75%, 01/13/22	187,502
	200,000	5.88%, 02/13/23	176,754
	100,000	Fortune Star BVI Ltd. Reg S 5.25%, 03/23/22	99,947
		Gold Fields Orogen Holdings BVI Ltd. 144A
	100,000	5.13%, 05/15/24	109,260
	100,000	6.13%, 05/15/29	117,500
		Greenland Global Investment Ltd. Reg S
	200,000	5.88%, 07/03/24	192,666
	200,000	6.75%, 09/26/23	199,068
	200,000	New Metro Global Ltd. Reg S 6.80%, 08/05/23	205,592
	250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 06/23/22 (o)	219,563
		Scenery Journey Ltd. Reg S
	200,000	13.00%, 11/06/22	200,007
	200,000	13.75%, 11/06/23	199,631
	200,000	Studio City Co. Ltd. 144A 7.25%, 11/30/21	203,813
	100,000	Studio City Finance Ltd. 144A 7.25%, 02/11/24	106,735
	200,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	196,296
	200,000	Wealth Driven Ltd. Reg S 5.50%, 08/17/23	201,444
			3,036,264
Bulgaria: 0.2%
EUR	125,000	Bulgarian Energy Holding EAD Reg S 3.50%, 06/28/25	151,616

Canada: 6.0%
		1011778 BC ULC / New Red Finance, Inc. 144A
USD	50,000	3.88%, 01/15/28	52,022
	180,000	4.25%, 05/15/24	183,780
	350,000	5.00%, 10/15/25	359,907
	100,000	Athabasca Oil Corp. 144A 9.88%, 02/24/22	39,799
	50,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	52,009
	150,000	Baytex Energy Corp. 144A 5.63%, 06/01/24	92,047
		Bombardier, Inc. 144A
	125,000	6.00%, 10/15/22	116,562
	150,000	6.13%, 01/15/23	129,150
	100,000	7.50%, 12/01/24	81,261
	125,000	7.50%, 03/15/25	101,094
	150,000	7.88%, 04/15/27	119,869
	100,000	8.75%, 12/01/21	100,167
	150,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 144A 6.25%, 09/15/27 †	150,347
	100,000	Cascades, Inc. / Cascades USA, Inc. 144A 5.38%, 01/15/28 †	103,813
		Cenovus Energy, Inc.
	125,000	4.25%, 04/15/27	118,916
	150,000	5.40%, 06/15/47	135,200
	175,000	6.75%, 11/15/39	182,707
	100,000	Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/76	111,324
	100,000	Ensign Drilling, Inc. 144A 9.25%, 04/15/24	40,312
	50,000	Fairstone Financial, Inc. 144A 7.88%, 07/15/24	50,651
		First Quantum Minerals Ltd. 144A
	100,000	6.88%, 03/01/26 †	100,482
	200,000	7.25%, 04/01/23	201,195
	200,000	7.50%, 04/01/25	202,250
	100,000	Garda World Security Corp. 144A 4.63%, 02/15/27	103,055
		GFL Environmental, Inc. 144A
	75,000	5.13%, 12/15/26	79,732
	75,000	7.00%, 06/01/26	79,767
CAD	75,000	Gibson Energy, Inc. 3.60%, 09/17/29	60,794
USD	100,000	Hudbay Minerals, Inc. 144A 7.63%, 01/15/25	101,444
	50,000	IAMGOLD Corp. 144A 7.00%, 04/15/25	52,182
CAD	50,000	Keyera Corp. 6.88% (Canada Bankers’ Acceptances 3 Month+5.17%), 06/13/79	37,787
USD	256,000	Lightstream Resources Ltd. 144A 8.63%, 02/01/20 (d) *	1,755
		Mattamy Group Corp. 144A
	50,000	4.63%, 03/01/30	50,836
	50,000	5.25%, 12/15/27	52,031
		MEG Energy Corp. 144A
	50,000	7.00%, 03/31/24	47,755
	200,000	7.13%, 02/01/27	178,500
	150,000	Methanex Corp. 5.25%, 12/15/29	145,436
	50,000	New Gold, Inc. 144A 7.50%, 07/15/27	54,563
	50,000	Norbord, Inc. 144A 5.75%, 07/15/27	53,428
	300,000	NOVA Chemicals Corp. 144A 5.25%, 08/01/23	300,934
		Open Text Corp. 144A
	100,000	3.88%, 02/15/28	104,641
	150,000	5.88%, 06/01/26	159,677
CAD	50,000	Parkland Fuel Corp. 5.63%, 05/09/25	38,471
		Parkland Fuel Corp. 144A
USD	50,000	5.88%, 07/15/27	53,116
	100,000	6.00%, 04/01/26	106,252
	150,000	Precision Drilling Corp. 144A 7.13%, 01/15/26 †	104,034
	100,000	Quebecor Media, Inc. 5.75%, 01/15/23	109,290
CAD	125,000	Quebecor Media, Inc. 144A 6.63%, 01/15/23	99,994
USD	12,000	Reliance Intermediate Holdings LP 144A 6.50%, 04/01/23	12,216
	50,000	Ritchie Bros Auctioneers, Inc. 144A 5.38%, 01/15/25	51,870
	50,000	Rockpoint Gas Storage Canada Ltd. 144A 7.00%, 03/31/23	45,932
	150,000	Seven Generations Energy Ltd. 144A 6.75%, 05/01/23	153,547
CAD	50,000	SNC-Lavalin Group, Inc. 3.24%, 03/02/23	37,103
	75,000	Sobeys, Inc. 4.70%, 08/08/23	59,903
USD	100,000	Superior Plus LP / Superior General Partner, Inc. 144A 7.00%, 07/15/26	106,106
		Telesat Canada / Telesat LLC 144A
	50,000	4.88%, 06/01/27	50,906
	50,000	6.50%, 10/15/27	51,460
	50,000	Tervita Corp. 144A 7.63%, 12/01/21	39,641
		TransAlta Corp.
	25,000	4.50%, 11/15/22	25,328
	75,000	6.50%, 03/15/40	75,234
		Videotron Ltd.
CAD	75,000	4.50%, 01/15/30	57,108
	200,000	5.63%, 06/15/25	156,944
	50,000	Videotron Ltd. Reg S 5.75%, 01/15/26	38,594
			5,962,230
Cayman Islands: 9.4%
USD	200,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	186,192
	75,000	Braskem Finance Ltd. 6.45%, 02/03/24	79,791
	25,000	Braskem Finance Ltd. 144A 5.38%, 05/02/22	26,125
	200,000	Central China Real Estate Ltd. Reg S 7.25%, 04/24/23	202,052
		CFLD Cayman Investment Ltd. Reg S
	200,000	8.60%, 04/08/24	202,250
	200,000	9.00%, 07/31/21	205,750
	200,000	China Aoyuan Property Group Ltd. Reg S 5.38%, 09/13/22	200,160
		China Evergrande Group Reg S
	200,000	8.25%, 03/23/22	190,284
	600,000	8.75%, 06/28/25	501,014
	200,000	9.50%, 04/11/22	193,252
	300,000	9.50%, 03/29/24	266,048
	200,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/22	200,254
		CIFI Holdings Group Co. Ltd. Reg S
	200,000	5.38% (US Treasury Yield Curve Rate T 5 Year+8.57%), 08/24/22 (o)	199,757
	200,000	5.50%, 01/23/22	203,259
	100,000	Comunicaciones Celulares SA Via Comcel Trust 144A 6.88%, 02/06/24	102,761
		Country Garden Holdings Co. Ltd. Reg S
	200,000	4.75%, 07/25/22	204,274
	200,000	4.75%, 09/28/23	203,904
	200,000	CSN Islands XI Corp. 144A 6.75%, 01/28/28	186,000
	200,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 03/21/23	192,423
	200,000	Emaar Sukuk Ltd. Reg S 3.64%, 09/15/26	184,296
	100,000	Embraer Overseas Ltd. 144A 5.70%, 09/16/23	100,376
	200,000	Fantasia Holdings Group Co. Ltd. Reg S 7.38%, 10/04/21	200,501
	100,000	Global A&T Electronics Ltd. 8.50%, 01/12/23	96,688
	200,000	Global Aircraft Leasing Co. Ltd. 144A 7.25% 09/15/24	125,500
	100,000	Gran Tierra Energy International Holdings Ltd. 144A 6.25%, 02/15/25	44,969
		Grupo Aval Ltd. 144A
	100,000	4.38%, 02/04/30	96,100
	100,000	4.75%, 09/26/22	102,352
		Kaisa Group Holdings Ltd. Reg S
	200,000	8.50%, 06/30/22	200,900
	250,000	9.38%, 06/30/24	230,277
	200,000	11.25%, 04/09/22	210,256
	350,000	KWG Property Holding Ltd. Reg S 5.88%, 11/10/24	346,005
	225,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	211,008
	200,000	Logan Property Holdings Co. Ltd. Reg S 5.25%, 02/23/23	200,923
	200,000	MAF Global Securities Ltd. Reg S 5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (o)	192,730
		Melco Resorts Finance Ltd. 144A
	200,000	4.88%, 06/06/25	203,225
	100,000	5.38%, 12/04/29	101,201
	200,000	MGM China Holdings Ltd. 144A 5.88%, 05/15/26	211,968
	400,000	Noble Holding International Ltd. 7.95%, 04/01/25 (d) *	5,458
	105,544	Odebrecht Offshore Drilling Finance Ltd. 144A 6.72%, 12/01/22	92,351
	200,000	Redsun Properties Group Ltd. Reg S 9.95%, 04/11/22	205,504
	200,000	Ronshine China Holdings Ltd. Reg S 8.75%, 10/25/22	210,050
	100,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	38,312
	200,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/22	205,000
		Sunac China Holdings Ltd. Reg S
	400,000	7.95%, 08/08/22	414,047
	200,000	Times China Holdings Ltd. Reg S 6.75%, 07/16/23	205,809
EUR	90,000	UPCB Finance IV Ltd. Reg S 4.00%, 01/15/27	108,490
USD	200,000	WTT Investment Ltd. 144A 5.50%, 11/21/22	203,427
		Wynn Macau Ltd. 144A
	100,000	5.13%, 12/15/29	97,688
	200,000	5.50%, 10/01/27	200,081
	200,000	Yankuang Group Cayman Ltd. Reg S 6.00%, 01/30/22	207,253
	300,000	Yuzhou Properties Co. Ltd. Reg S 6.00%, 10/25/23	296,918
			9,295,213
Chile: 0.2%
	100,000	AES Gener SA 144A 7.13% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	101,923
	100,000	Empresa Electrica Guacolda SA 144A 4.56%, 04/30/25	81,881
			183,804
China / Hong Kong: 1.6%
	200,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (o)	199,550
	400,000	China Cinda Asset Management Co. Ltd. Reg S 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (o)	403,174
	200,000	China CITIC Bank International Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (o)	199,557
	200,000	China South City Holdings Ltd. Reg S 6.75%, 09/13/21	185,000
	200,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (o)	199,050
	200,000	Yango Justice International Ltd. Reg S 10.25%, 03/18/22	210,004
	200,000	Yanlord Land HK Co. Ltd. Reg S 5.88%, 01/23/22	202,511
			1,598,846
Colombia: 0.6%
	100,000	Banco Davivienda SA Reg S 5.88%, 07/09/22	104,973
		Banco de Bogota SA 144A
	100,000	5.38%, 02/19/23	104,261
	100,000	6.25%, 05/12/26	106,750
	50,000	Banco GNB Sudameris SA 144A 7.50%, 07/30/22	52,301
	80,000	Banco GNB Sudameris SA Reg S 7.50%, 07/30/22	83,681
	150,000	Bancolombia SA 5.13%, 09/11/22	157,166
			609,132
Curacao: 0.2%
	100,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	99,223
	90,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	90,655
			189,878
Czech Republic: 0.1%
EUR	100,000	Energo-Pro AS Reg S 4.00%, 12/07/22	114,419

Denmark: 0.4%
	275,000	DKT Finance ApS Reg S 7.00%, 06/17/23	328,762
	100,000	Norican A/S Reg S 4.50%, 05/15/23	89,108
			417,870
Finland: 0.7%
		Nokia Oyj
USD	100,000	3.38%, 06/12/22	103,562
	100,000	4.38%, 06/12/27	106,938
	100,000	6.63%, 05/15/39	128,010
EUR	100,000	Nokia Oyj Reg S 2.00%, 03/15/24	122,000
	175,000	Teollisuuden Voima Oyj Reg S 2.13%, 02/04/25	206,957
			667,467
France: 6.5%
	100,000	Accor SA Reg S 2.63% (EUR Swap Annual 5 Year+3.25%), 01/30/25 (o)	104,297
		Altice France SA 144A
USD	100,000	5.50%, 01/15/28	105,688
	700,000	7.38%, 05/01/26	747,390
	300,000	8.13%, 02/01/27	335,656
EUR	175,000	Altice France SA Reg S 3.38%, 01/15/28	203,126
USD	100,000	Banijay Entertainment SASU 144A 5.38%, 03/01/25	100,833
		Casino Guichard Perrachon SA Reg S
EUR	100,000	1.87%, 06/13/22	110,006
	200,000	4.50%, 03/07/24	199,582
	100,000	4.56%, 01/25/23	109,296
	100,000	CMA CGM SA Reg S 5.25%, 01/15/25	99,768
	200,000	Constellium SE Reg S 4.25%, 02/15/26	236,353
USD	250,000	Electricite de France SA 144A 5.63% (USD Swap Semi 30/360 10 Year+3.04%), 01/22/24 †	264,201
		Electricite de France SA Reg S
EUR	200,000	3.00% (EUR Swap Annual 5 Year+3.20%), 09/03/27	234,371
	200,000	4.00% (EUR Swap Annual 6 Year+3.44%), 07/04/24	248,017
	100,000	4.13% (EUR Swap Annual 8 Year+2.44%), 01/22/22	123,204
	100,000	5.00% (+3.04%), 01/22/26	130,392
	100,000	5.38% (+3.79%), 01/29/25	130,660
		Elis SA Reg S
	100,000	1.63%, 04/03/28	111,017
	100,000	1.88%, 02/15/23	118,864
		Europcar Mobility Group Reg S
	100,000	4.00%, 04/30/26	63,559
	100,000	4.13%, 11/15/24	65,492
		Faurecia SE Reg S
	100,000	2.63%, 06/15/25	116,187
	100,000	3.13%, 06/15/26	117,215
	125,000	Fnac Darty SA Reg S 1.88%, 05/30/24	146,414
	100,000	Getlink SE Reg S 3.63%, 10/01/23	120,408
	150,000	La Financiere Atalian SASU Reg S 4.00%, 05/15/24	149,887
	100,000	La Poste SA Reg S 3.13% (EUR Swap Annual 5 Year+2.44%), 10/29/25 (o)	125,183
		Loxam SAS Reg S
	100,000	2.88%, 04/15/26	108,790
	100,000	4.25%, 04/15/24	118,478
	100,000	New AREVA Holding SA 4.88%, 09/23/24	131,256
	100,000	New AREVA Holding SA Reg S 3.13%, 03/20/23	122,191
	100,000	Paprec Holding SA Reg S 4.00%, 03/31/25	109,000
	100,000	RCI Banque SA Reg S 2.63% (EUR Swap Annual 5 Year+2.85%), 02/18/30	110,779
		Renault SA Reg S
	100,000	1.00%, 04/18/24	111,828
	100,000	1.00%, 11/28/25	110,209
	100,000	1.25%, 06/24/25	109,275
	100,000	2.00%, 09/28/26	111,699
	100,000	Rexel SA Reg S 2.13%, 06/15/25	117,897
	150,000	Solvay Finance SACA Reg S 5.43% (EUR Swap Annual 5 Year+3.70%), 11/12/23 (o)	195,339
USD	100,000	SPCM SA 144A 4.88%, 09/15/25	103,189
EUR	100,000	SPIE SA Reg S 2.63%, 06/18/26	118,778
	100,000	Tereos Finance Groupe I SA Reg S 4.13%, 06/16/23	111,101
	100,000	Vallourec SA Reg S 2.25%, 09/30/24	53,935
			6,460,810
Germany: 4.5%
		ADLER Real Estate AG Reg S
EUR	100,000	1.50%, 12/06/21	116,500
	100,000	1.88%, 04/27/23	114,691
	100,000	Bertelsmann SE & Co KGaA Reg S 3.00% (EUR Swap Annual 5 Year+2.64%), 04/23/75	119,605
		Commerzbank AG Reg S
	150,000	4.00%, 03/23/26	186,712
	100,000	4.00%, 03/30/27	124,211
	100,000	DEMIRE Deutsche Mittelstand Real Estate AG Reg S 1.88%, 10/15/24	109,410
		Deutsche Bank AG
USD	150,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	146,552
	250,000	4.50%, 04/01/25	253,669
	125,000	4.88% (USD ICE Swap Rate 11:00am NY 5 Year+2.55%), 12/01/32	119,557
EUR	135,000	Deutsche Bank AG Reg S 2.75%, 02/17/25	162,349
	100,000	Deutsche Pfandbriefbank AG Reg S 2.88% (EUR Swap Annual 5 Year+2.75%), 06/28/27	114,729
	110,000	Hapag-Lloyd AG Reg S 5.13%, 07/15/24	132,251
USD	200,000	IHO Verwaltungs GmbH 144A 5.50% 09/15/26	204,081
		IHO Verwaltungs GmbH Reg S
EUR	100,000	4.38% 05/15/25	119,331
	100,000	4.50% 09/15/26	118,982
	100,000	INEOS Styrolution Group GmbH Reg S 2.25%, 01/16/27	110,710
	100,000	Infineon Technologies AG Reg S 3.63% (EUR Swap Annual 5 Year+4.00%), 01/01/28	121,428
	200,000	K+S AG Reg S 3.00%, 06/20/22	224,969
	100,000	LANXESS AG Reg S 4.50% (EUR Swap Annual 5 Year+4.51%), 12/06/76	125,113
	140,000	Metro Wholesale & Food Reg S 1.50%, 03/19/25	169,568
	200,000	Nidda Healthcare Holding GmbH Reg S 3.50%, 09/30/24	234,516
	100,000	Platin 1426 GmbH Reg S 5.38%, 06/15/23	113,676
	130,000	ProGroup AG Reg S 3.00%, 03/31/26 †	152,222
USD	100,000	RWE AG Reg S 6.63% (USD Swap Semi 30/360 10 Year+4.52%), 07/30/75	114,045
EUR	150,000	Schaeffler AG Reg S 1.88%, 03/26/24	176,135
	100,000	Techem Verwaltungsgesellschaft 675 mbH Reg S 2.00%, 07/15/25	113,934
	100,000	Tele Columbus AG Reg S 3.88%, 05/02/25	112,647
		thyssenkrupp AG Reg S
	200,000	1.38%, 03/03/22	234,317
	100,000	2.50%, 02/25/25	112,529
	100,000	2.88%, 02/22/24	115,294
	100,000	TUI AG Reg S 2.13%, 10/26/21	91,436
			4,465,169
India: 0.9%
USD	200,000	Delhi International Airport Ltd. Reg S 6.13%, 02/03/22	201,249
	200,000	GMR Hyderabad International Airport Ltd. 144A 5.38%, 04/10/24	194,707
	200,000	JSW Steel Ltd. Reg S 5.95%, 04/18/24	200,465
	100,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	103,860
	200,000	Tata Motors Ltd. Reg S 5.75%, 10/30/24	195,660
			895,941
Indonesia: 0.4%
	200,000	Adaro Indonesia PT 144A 4.25%, 10/31/24	199,500
	200,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	190,100
			389,600
Ireland: 2.3%
GBP	100,000	Bank of Ireland Group Plc Reg S 3.13% (UK Govt Bonds 5 Year Note Generic Bid Yield+2.70%), 09/19/27	130,764
USD	200,000	C&W Senior Financing DAC 144A 6.88%, 09/15/27	214,273
	200,000	Credit Bank of Moscow Via CBOM Finance Plc 144A 4.70%, 01/29/25	197,322
EUR	200,000	eircom Finance DAC Reg S 3.50%, 05/15/26	240,771
USD	200,000	GTLK Europe DAC Reg S 5.13%, 05/31/24	210,117
	150,000	James Hardie International Finance DAC 144A 5.00%, 01/15/28	160,284
	200,000	LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	216,350
	100,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	108,045
	200,000	Motion Bondco DAC 144A 6.63%, 11/15/27 †	172,808
	200,000	SCF Capital Designated Activity Co. 144A 5.38%, 06/16/23	215,190
EUR	300,000	Smurfit Kappa Acquisitions ULC Reg S 2.38%, 02/01/24	368,947
			2,234,871
Italy: 7.3%
		Assicurazioni Generali SpA Reg S
	125,000	4.60% (Euribor 3 Month ACT/360+4.50%), 11/21/25	159,682
GBP	50,000	6.27% (ICE LIBOR GBP 3 Month+2.35%), 06/16/26	73,558
		Atlantia SpA Reg S
EUR	100,000	1.63%, 02/03/25	116,244
	100,000	1.88%, 07/13/27	115,631
		Autostrade per l’Italia SpA
	100,000	1.63%, 06/12/23	117,116
	100,000	5.88%, 06/09/24	135,977
		Autostrade per l’Italia SpA Reg S
	100,000	1.75%, 06/26/26	115,815
	100,000	1.75%, 02/01/27	114,510
	100,000	1.88%, 09/26/29	113,933
	50,000	4.38%, 09/16/25	66,099
	100,000	Banca IFIS SpA Reg S 4.50% (EUR Swap Annual 5 Year+4.25%), 10/17/27	103,974
	100,000	Banca Popolare di Sondrio SCPA Reg S 2.38%, 04/03/24	118,788
		Banco BPM SpA Reg S
	100,000	1.75%, 04/24/23	118,809
	100,000	2.00%, 03/08/22	119,166
	100,000	2.50%, 06/21/24	119,843
	100,000	4.38% (EUR Swap Annual 5 Year+4.18%), 09/21/27	118,107
	100,000	Esselunga SpA Reg S 0.88%, 10/25/23	117,290
	100,000	Iccrea Banca SpA Reg S 1.50%, 10/11/22	118,958
	100,000	International Design Group SPA Reg S 6.50%, 11/15/25	109,663
		Intesa Sanpaolo SpA 144A
USD	100,000	5.02%, 06/26/24	105,277
	150,000	5.71%, 01/15/26	163,357
		Intesa Sanpaolo SpA Reg S
EUR	100,000	2.86%, 04/23/25	122,129
	100,000	3.93%, 09/15/26	128,258
	200,000	6.63%, 09/13/23	270,303
	100,000	Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/17/24 (o)	123,749
		Leonardo Finmeccanica SpA
	100,000	4.88%, 03/24/25	133,577
	100,000	5.25%, 01/21/22	125,551
	100,000	Mediobanca Banca di Credito Finanziario SpA 5.75%, 04/18/23	129,647
	100,000	Nexi SpA Reg S 1.75%, 10/31/24	116,446
	68,750	Sisal Group SpA Reg S 7.00%, 07/31/23	82,782
	100,000	Societa Cattolica di Assicurazioni SC Reg S 4.25% (Euribor 3 Month ACT/360+4.46%), 12/14/47	118,829
		Telecom Italia SpA
	100,000	5.25%, 03/17/55	133,843
GBP	150,000	5.88%, 05/19/23	214,359
USD	200,000	Telecom Italia SpA 144A 5.30%, 05/30/24	223,801
		Telecom Italia SpA Reg S
EUR	100,000	2.38%, 10/12/27	118,833
	200,000	2.88%, 01/28/26	245,517
	100,000	3.00%, 09/30/25	123,575
	250,000	3.63%, 05/25/26	318,536
	200,000	4.00%, 04/11/24	254,231
	150,000	5.25%, 02/10/22	189,705
		UniCredit SpA Reg S
	200,000	2.00% (EUR Swap Annual 5 Year+2.40%), 09/23/29	223,441
	200,000	2.73% (EUR Swap Annual 5 Year+2.80%), 01/15/32	222,717
	200,000	4.38% (EUR Swap Annual 5 Year+4.32%), 01/03/27	243,631
	200,000	6.95%, 10/31/22	263,485
		Unione di Banche Italiane SpA Reg S
	150,000	4.45% (EUR Swap Annual 5 Year+4.24%), 09/15/27	185,284
	100,000	5.88% (EUR Swap Annual 5 Year+5.75%), 03/04/29	130,754
	200,000	Unipol Gruppo SpA Reg S 3.00%, 03/18/25	242,935
	100,000	UnipolSai Assicurazioni SpA Reg S 5.75% (Euribor 3 Month ACT/360+5.18%), 06/18/24 (o)	121,458
			7,249,173
Japan: 1.6%
		SoftBank Group Corp. Reg S
USD	200,000	4.75%, 09/19/24	208,504
EUR	100,000	5.00%, 04/15/28	128,746
USD	200,000	5.13%, 09/19/27	206,007
	200,000	5.38%, 07/30/22	209,496
	250,000	6.00% (USD ICE Swap Rate 11:00am NY 5 Year+4.23%), 07/19/23 (o)	241,436
	350,000	6.25%, 04/15/28	377,594
	200,000	6.88% (USD ICE Swap Rate 11:00am NY 5 Year+4.85%), 07/19/27 (o)	195,432
			1,567,215
Kazakhstan: 0.4%
		KazMunayGas National Co. JSC 144A
	100,000	4.40%, 04/30/23	105,723
	100,000	4.75%, 04/19/27	112,220
	125,000	5.75%, 04/19/47	156,227
			374,170
Luxembourg: 8.6%
	150,000	Adecoagro SA 144A 6.00%, 09/21/27	145,472
		Altice Financing SA 144A
	250,000	5.00%, 01/15/28	256,966
	200,000	7.50%, 05/15/26	215,300
EUR	100,000	Altice Finco SA Reg S 4.75%, 01/15/28	110,396
	100,000	Altice France Holding SA Reg S 8.00%, 05/15/27	127,591
GBP	100,000	Amigo Luxembourg SA Reg S 7.63%, 01/15/24	68,813
		ArcelorMittal SA
USD	100,000	3.60%, 07/16/24	104,627
	100,000	4.55%, 03/11/26	108,633
	75,000	7.00%, 03/01/41	94,248
	75,000	7.25%, 10/15/39	98,370
		ArcelorMittal SA Reg S
EUR	100,000	1.00%, 05/19/23	114,810
	100,000	1.75%, 11/19/25	114,149
	100,000	2.25%, 01/17/24	117,887
	200,000	ARD Finance SA Reg S 5.75% 06/30/27	231,746
		Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A
USD	150,000	4.13%, 08/15/26	155,857
	125,000	5.25%, 08/15/27	130,971
	100,000	6.00%, 02/15/25	104,600
EUR	175,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. Reg S 2.13%, 08/15/26	202,928
GBP	101,000	Cabot Financial Luxembourg SA Reg S 7.50%, 10/01/23	134,634
EUR	150,000	Cirsa Finance International SARL 144A 6.25%, 12/20/23	165,042
	100,000	Codere Finance SA Reg S 6.75%, 11/01/21	73,225
USD	150,000	Consolidated Energy Finance SA 144A 6.88%, 06/15/25 †	142,592
	100,000	Cosan Luxembourg SA 144A 7.00%, 01/20/27 †	107,444
EUR	100,000	CPI Property Group SA Reg S 4.38% (EUR Swap Annual 5 Year+4.15%), 08/09/23 (o)	116,645
	100,000	Crystal Almond SARL Reg S 4.25%, 10/15/24	117,422
USD	100,000	CSN Resources SA 144A 7.63%, 02/13/23	101,375
EUR	100,000	eDreams ODIGEO SA Reg S 5.50%, 09/01/23	97,961
	250,000	Fiat Chrysler Finance Europe SENC Reg S 4.75%, 07/15/22	313,078
	200,000	Garfunkelux Holdco 3 SA Reg S 7.50%, 08/01/22	223,611
	100,000	Gestamp Funding Luxembourg SA Reg S 3.50%, 05/15/23	114,655
	100,000	Holcim Finance Luxembourg SA Reg S 3.00% (Euribor ICE Swap Rate 11:00am 5 Year+3.07%), 07/05/24 (o)	121,433
	300,000	INEOS Group Holdings SA Reg S 5.38%, 08/01/24	358,665
	200,000	Intralot Capital Luxembourg SA Reg S 5.25%, 09/15/24	61,464
USD	100,000	Kernel Holding SA 144A 8.75%, 01/31/22	103,561
EUR	104,000	LHMC Finco 2 SARL Reg S 8.00% 10/02/25	86,358
	150,000	Lincoln Financing SARL Reg S 3.63%, 04/01/24	175,115
		Matterhorn Telecom SA Reg S
	100,000	3.13%, 09/15/26	115,257
	100,000	4.00%, 11/15/27	119,201
USD	200,000	MHP Lux SA 144A 6.95%, 04/03/26	203,198
		Millicom International Cellular SA 144A
	100,000	5.13%, 01/15/28	104,994
	100,000	6.25%, 03/25/29	110,306
		Minerva Luxembourg SA 144A
	75,000	5.88%, 01/19/28	78,375
	150,000	6.50%, 09/20/26	157,745
EUR	100,000	Mytilineos Financial Partners SA Reg S 2.50%, 12/01/24	118,416
USD	250,000	Puma International Financing SA 144A 5.00%, 01/24/26	222,204
	200,000	Rede D’or Finance SARL 144A 4.50%, 01/22/30	179,550
EUR	100,000	Rossini SARL Reg S 6.75%, 10/30/25	126,781
USD	200,000	Rumo Luxembourg SARL 144A 7.38%, 02/09/24	211,221
	250,000	Sberbank of Russia Via SB Capital SA 144A 5.13%, 10/29/22	263,302
EUR	100,000	SES SA Reg S 4.63% (EUR Swap Annual 5 Year+4.66%), 01/02/22 (o)	120,962
	100,000	SIG Combibloc Purchase Co. SARL Reg S 2.13%, 06/18/25	121,173
	200,000	Summer BC Holdco B SARL Reg S 5.75%, 10/31/26	228,732
	100,000	Telecom Italia Finance SA 7.75%, 01/24/33	170,869
USD	200,000	Telenet Finance Luxembourg Notes SARL 144A 5.50%, 03/01/28	212,000
EUR	100,000	TLG Finance SARL Reg S 3.38% (EUR Swap Annual 5 Year+3.98%), 09/23/24 (o)	115,475
USD	11,000	Trafigura Funding SA 144A 5.25%, 03/19/23	10,935
	100,000	Ultrapar International SA 144A 5.25%, 10/06/26 †	104,981
EUR	100,000	Vivion Investments SARL Reg S 3.00%, 08/08/24	106,976
USD	200,000	VTB Bank OJSC Via VTB Capital SA 144A 6.95%, 10/17/22	213,100
			8,533,397
Malta: 0.0%
	32,000	Nyrstar Holdings Plc Reg S 0.00%, 07/31/26 ^	20,067

Marshall Islands: 0.1%
	100,000	Teekay Offshore Partners LP / Teekay Offshore Finance Corp. 144A 8.50%, 07/15/23	88,261

Mauritius: 0.6%
	200,000	Greenko Solar Mauritius Ltd. 144A 5.55%, 01/29/25	202,666
	200,000	MTN Mauritius Investments Ltd. 144A 4.76%, 11/11/24	204,005
	200,000	Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 01/15/25 (o)	198,250
			604,921
Mexico: 4.5%
	100,000	Axtel SAB de CV 144A 6.38%, 11/14/24	104,761
		BBVA Bancomer SA 144A
	100,000	5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/18/33	94,251
	100,000	6.75%, 09/30/22	108,141
	200,000	Braskem Idesa SAPI 144A 7.45%, 11/15/29	176,750
		Cemex SAB de CV 144A
	200,000	5.70%, 01/11/25	202,022
	150,000	6.13%, 05/05/25	153,203
	100,000	7.75%, 04/16/26	106,019
	100,000	Credito Real SAB de CV SOFOM ER 144A 9.50%, 02/07/26	98,547
	100,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (o)	105,375
	200,000	Nemak SAB de CV 144A 4.75%, 01/23/25	194,623
		Petróleos Mexicanos
	175,000	5.35%, 02/12/28	153,857
	200,000	6.35%, 02/12/48	157,740
	75,000	6.38%, 01/23/45	59,758
	250,000	6.50%, 03/13/27	238,492
	125,000	6.50%, 01/23/29	115,636
	200,000	6.63%, 06/15/35	171,453
	350,000	6.75%, 09/21/47	284,998
	200,000	6.88%, 08/04/26	199,331
		Petróleos Mexicanos 144A
	225,000	5.95%, 01/28/31	193,794
	175,000	6.49%, 01/23/27	167,300
	300,000	6.84%, 01/23/30	279,367
	200,000	6.95%, 01/28/60	165,505
	450,000	7.69%, 01/23/50	396,423
		Petróleos Mexicanos Reg S
EUR	100,000	2.75%, 04/21/27	94,902
	100,000	4.75%, 02/26/29	100,501
	100,000	4.88%, 02/21/28	102,914
	50,000	5.50%, 02/24/25	60,143
		Unifin Financiera SAB de CV 144A
USD	100,000	7.00%, 01/15/25	77,678
	100,000	7.25%, 09/27/23	81,000
			4,444,484
Morocco: 0.3%
		OCP SA 144A
	150,000	5.63%, 04/25/24	161,997
	100,000	6.88%, 04/25/44	124,707
			286,704
Netherlands: 11.7%
		Braskem Netherlands Finance BV 144A
	100,000	4.50%, 01/10/28	94,600
	125,000	4.50%, 01/31/30	116,000
	50,000	8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	50,628
EUR	125,000	Dufry One BV Reg S 2.50%, 10/15/24	114,431
	100,000	ELM BV for Firmenich International SA Reg S 3.75% (EUR Swap Annual 5 Year+4.39%), 09/03/25	123,180
USD	125,000	Embraer Netherlands Finance BV 5.40%, 02/01/27	114,242
	200,000	Fiat Chrysler Automobiles NV 5.25%, 04/15/23	212,375
EUR	200,000	Fiat Chrysler Automobiles NV Reg S 3.75%, 03/29/24	249,843
USD	200,000	Greenko Dutch BV 144A 5.25%, 07/24/24	204,530
	200,000	IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	205,000
	114,000	Indo Energy Finance II BV 144A 6.38%, 01/24/23	109,788
EUR	100,000	Intertrust Group BV Reg S 3.38%, 11/15/25	121,388
	100,000	IPD 3 BV Reg S 4.50%, 07/15/22	109,594
USD	150,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	206,521
	125,000	Koninklijke KPN NV 144A 7.00% (USD Swap Semi 30/360 10 Year+5.21%), 03/28/73 †	136,969
		Metinvest BV 144A
	50,000	7.75%, 04/23/23	49,629
	100,000	8.50%, 04/23/26	98,559
	195,028	MV24 Capital BV 144A 6.75%, 06/01/34	194,991
EUR	100,000	Naturgy Finance BV Reg S 4.13% (EUR Swap Annual 8 Year+3.35%), 11/18/22 (o)	122,880
USD	100,000	Nostrum Oil & Gas Finance BV 144A 8.00%, 07/25/22	29,000
EUR	225,000	OCI NV Reg S 5.00%, 04/15/23	272,747
		Petrobras Global Finance BV
USD	150,000	4.38%, 05/20/23 †	155,437
EUR	100,000	4.75%, 01/14/25	129,028
USD	200,000	5.30%, 01/27/25	216,450
	150,000	5.75%, 02/01/29	162,270
	250,000	6.00%, 01/27/28	275,775
	200,000	6.25%, 03/17/24	219,230
	150,000	6.75%, 01/27/41	163,957
	275,000	6.85%, 06/05/15	291,637
	100,000	6.88%, 01/20/40	111,304
	150,000	6.90%, 03/19/49	167,218
	150,000	7.25%, 03/17/44	172,800
	275,000	7.38%, 01/17/27	323,586
	175,000	8.75%, 05/23/26	219,187
	331,000	Petrobras Global Finance BV 144A 5.09%, 01/15/30	341,426
EUR	41,000	Phoenix PIB Dutch Finance BV Reg S 3.63%, 07/30/21	48,992
	100,000	PPF Telecom Group BV Reg S 3.13%, 03/27/26	118,482
	100,000	Q-Park Holding I BV Reg S 2.00%, 03/01/27	110,338
	225,000	Repsol International Finance BV Reg S 4.50% (EUR Swap Annual 10 Year+4.20%), 03/25/75	277,859
	150,000	Saipem Finance International BV Reg S 3.75%, 09/08/23 †	183,718
	125,000	Samvardhana Motherson Automotive Systems Group BV Reg S 1.80%, 07/06/24	131,649
	125,000	Selecta Group BV Reg S 5.88%, 02/01/24	51,730
	100,000	Sigma Holdco BV Reg S 5.75%, 05/15/26	118,634
USD	100,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC 144A 7.00%, 07/15/26	108,137
EUR	104,875	Summer BidCo BV Reg S 9.75% 11/15/25 †	125,544
		Telefonica Europe BV Reg S
	100,000	2.63% (EUR Swap Annual 5 Year+2.33%), 03/07/23 (o)	116,580
	100,000	3.00% (EUR Swap Annual 5 Year+2.45%), 09/04/23 (o)	117,218
	100,000	3.75% (EUR Swap Annual 5 Year+3.86%), 03/15/22 (o)	119,960
	100,000	3.88% (EUR Swap Annual 8 Year+2.97%), 06/22/26 (o)	120,615
	200,000	4.38% (EUR Swap Annual 6 Year+4.11%), 12/14/24 (o)	249,458
	100,000	5.88% (EUR Swap Annual 10 Year+4.30%), 03/31/24 (o)	129,935
	175,000	TenneT Holding BV Reg S 3.00% (EUR Swap Annual 5 Year+2.53%), 03/01/24 (o)	215,621
		Teva Pharmaceutical Finance Netherlands II BV Reg S
	100,000	1.13%, 10/15/24	106,205
	100,000	1.25%, 03/31/23	111,853
		Teva Pharmaceutical Finance Netherlands III BV
USD	350,000	2.80%, 07/21/23	340,109
	350,000	3.15%, 10/01/26	320,199
	250,000	4.10%, 10/01/46	214,110
	150,000	6.00%, 04/15/24	158,974
	200,000	6.75%, 03/01/28	222,365
	125,000	Teva Pharmaceutical Finance Netherlands III BV 144A 7.13%, 01/31/25	137,435
EUR	200,000	Trivium Packaging Finance BV Reg S 3.75%, 08/15/26	237,196
	100,000	United Group BV Reg S 4.88%, 07/01/24	121,142
USD	100,000	UPC Holding BV 144A 5.50%, 01/15/28	101,732
		VEON Holdings BV 144A
	100,000	4.00%, 04/09/25 †	104,474
	100,000	7.25%, 04/26/23	111,048
	100,000	7.50%, 03/01/22	108,803
EUR	100,000	VZ Vendor Financing BV Reg S 2.50%, 01/31/24	117,067
		ZF Europe Finance BV Reg S
	100,000	2.00%, 02/23/26	112,707
	100,000	3.00%, 10/23/29	110,796
USD	314,000	Ziggo BV 144A 5.50%, 01/15/27	332,261
		Ziggo BV Reg S
EUR	100,000	2.88%, 01/15/30	116,476
	90,000	4.25%, 01/15/27	110,948
			11,526,570
Norway: 0.2%
USD	150,000	Aker BP ASA 144A 5.88%, 03/31/25	157,756

Panama: 0.2%
	200,000	AES Panama SRL 144A 6.00%, 06/25/22	202,500

Peru: 0.4%
	100,000	Orazul Energy Egenor SCA 144A 5.63%, 04/28/27	100,981
	200,000	Peru LNG SRL 144A 5.38%, 03/22/30	154,962
	100,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	96,848
			352,791
Portugal: 0.5%
EUR	100,000	Banco Comercial Portugues SA Reg S 3.87% (EUR Swap Annual 5 Year+4.23%), 03/27/30	109,293
	100,000	Caixa Geral de Depositos SA Reg S 5.75% (EUR Swap Annual 5 Year+5.50%), 06/28/28	126,621
	200,000	EDP - Energias de Portugal SA Reg S 4.50% (EUR Swap Annual 5 Year+4.29%), 04/30/79	255,310
			491,224
Singapore: 0.7%
USD	250,000	ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	256,375
	150,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	1,969
	200,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	194,957
	200,000	Theta Capital Pte Ltd. Reg S 6.75%, 10/31/26	167,662
EUR	34,000	Trafigura Group Pte Ltd. Reg S 7.50% (EUR Swap Annual 5 Year+10.82%), 07/31/24 (o)	39,179
			660,142
South Africa: 0.4%
		Eskom Holdings SOC Ltd. 144A
USD	100,000	6.75%, 08/06/23	96,290
	100,000	7.13%, 02/11/25	95,762
	100,000	8.45%, 08/10/28	97,700
	134,202	South Africa Ltd. 144A 3.00% 12/31/22	144
	100,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	99,465
			389,361
South Korea: 0.2%
		Woori Bank 144A
	100,000	4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/04/24 (o)	101,278
	100,000	4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (o)	101,503
			202,781
Spain: 1.6%
EUR	100,000	Abanca Corp. Bancaria SA Reg S 6.13% (EUR Swap Annual 5 Year+5.93%), 01/18/29	122,593
USD	63,204	Abengoa Abenewco 2 SA Reg S 1.25% 03/31/23 #	0
EUR	100,000	Abengoa SA 0.00%, 03/31/27 (s) *	592
		Banco de Sabadell SA Reg S
	100,000	1.75%, 05/10/24	115,653
	100,000	5.63%, 05/06/26	123,324
		Bankia SA Reg S
	100,000	1.13%, 11/12/26	114,252
	100,000	3.38% (EUR Swap Annual 5 Year+3.35%), 03/15/27	120,026
	100,000	3.75% (EUR Swap Annual 5 Year+3.62%), 02/15/29	121,047
	200,000	Cellnex Telecom SAU Reg S 3.13%, 07/27/22	249,956
	100,000	El Corte Ingles SA Reg S 3.00%, 03/15/24	118,054
	275,000	Grifols SA Reg S 3.20%, 05/01/25	328,230
	125,000	Grupo Antolin-Irausa SA Reg S 3.25%, 04/30/24	133,005
		Grupo Isolux Corsan SA
	302	1.00%, 12/30/21 (d) *	2
	56,417	6.00%, 12/30/21 (d) *	534
	100,000	Obrascon Huarte Lain SA Reg S 5.50%, 03/15/23	58,538
			1,605,806
Sweden: 1.4%
	175,000	Akelius Residential Property AB Reg S 3.88% (Euribor ICE Swap Rate 5 Year+3.49%), 10/05/78	210,995
	100,000	Dometic Group AB Reg S 3.00%, 05/08/26	115,866
	300,000	Intrum AB Reg S 3.13%, 07/15/24	339,123
USD	100,000	Stena AB 144A 7.00%, 02/01/24 †	97,615
	100,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/22	106,170
EUR	100,000	Telefonaktiebolaget LM Ericsson Reg S 1.88%, 03/01/24	123,096
	200,000	Verisure Midholding AB Reg S 5.75%, 12/01/23	238,847
	100,000	Volvo Car AB Reg S 2.00%, 01/24/25	117,206
			1,348,918
Thailand: 0.2%
USD	200,000	Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	201,069

Turkey: 2.7%
	150,000	Akbank T.A.S. 144A 5.13%, 03/31/25 †	139,456
	100,000	Arcelik AS 144A 5.00%, 04/03/23	99,785
	200,000	KOC Holding AS 144A 5.25%, 03/15/23	200,649
	200,000	QNB Finansbank AS 144A 4.88%, 05/19/22	197,206
	200,000	TC Ziraat Bankasi AS 144A 5.13%, 05/03/22	194,662
	100,000	Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	98,122
	200,000	Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28 †	196,298
	200,000	Turkiye Garanti Bankasi AS 144A 5.25%, 09/13/22	197,846
		Turkiye Is Bankasi AS 144A
	100,000	5.38%, 10/06/21	99,692
	100,000	6.00%, 10/24/22	97,816
	250,000	6.13%, 04/25/24	239,475
	200,000	Turkiye Sinai Kalkinma Bankasi AS Reg S 5.50%, 01/16/23	193,297
	100,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	102,280
		Turkiye Vakiflar Bankasi TAO 144A
	125,000	5.50%, 10/27/21	124,750
	100,000	5.75%, 01/30/23	96,544
	100,000	6.00%, 11/01/22	97,048
		Yapi ve Kredi Bankasi AS 144A
	100,000	5.50%, 12/06/22	97,395
	50,000	5.75%, 02/24/22	49,734
	100,000	5.85%, 06/21/24	95,894
			2,617,949
United Arab Emirates: 0.4%
	200,000	Kuwait Projects Co. SPC Ltd. Reg S 4.23%, 10/29/26	194,018
	200,000	Oztel Holdings SPC Ltd. 144A 5.63%, 10/24/23	199,973
			393,991
United Kingdom: 8.0%
GBP	100,000	Anglian Water Osprey Financing Plc Reg S 4.00%, 03/08/26	130,528
USD	50,000	AngloGold Ashanti Holdings Plc 6.50%, 04/15/40 †	59,500
GBP	100,000	Arqiva Broadcast Finance Plc Reg S 6.75%, 09/30/23	136,418
USD	100,000	Aston Martin Capital Holdings Ltd. 144A 6.50%, 04/15/22 †	88,360
	100,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (o)	109,276
GBP	100,000	Boparan Finance Plc Reg S 5.50%, 07/15/21	122,113
	100,000	Centrica Plc Reg S 5.25% (GBP Swap 5 Year+3.61%), 04/10/75	139,781
USD	200,000	Connect Finco SARL / Connect US Finco LLC 144A 6.75%, 10/01/26	205,390
GBP	100,000	Co-Operative Group Ltd. Reg S 5.13%, 05/17/24	138,343
USD	150,000	Delphi Technologies Plc 144A 5.00%, 10/01/25	166,432
	100,000	Drax Finco Plc 144A 6.63%, 11/01/25	104,511
	200,000	DTEK Finance Plc 10.75%, 12/31/24 (d) *	125,572
	200,000	eG Global Finance Plc 144A 6.75%, 02/07/25	209,356
EUR	100,000	eG Global Finance Plc Reg S 4.38%, 02/07/25	112,386
	100,000	Ellaktor Value Plc Reg S 6.38%, 12/15/24	92,427
USD	200,000	Evraz Plc 144A 5.38%, 03/20/23	215,284
		FCE Bank Plc Reg S
EUR	150,000	1.13%, 02/10/22	174,035
	150,000	1.62%, 05/11/23	172,293
GBP	100,000	Galaxy Bidco Ltd. Reg S 6.50%, 07/31/26	133,868
	100,000	GKN Holdings Ltd. Reg S 4.63%, 05/12/32	131,958
	150,000	Heathrow Finance Plc Reg S 5.75%, 03/03/25	205,862
		Jaguar Land Rover Automotive Plc Reg S
EUR	100,000	2.20%, 01/15/24	99,874
GBP	125,000	3.88%, 03/01/23	146,078
	100,000	Jerrold Finco Plc Reg S 6.13%, 01/15/24	127,575
	100,000	Ladbrokes Group Finance Plc Reg S 5.13%, 09/16/22	134,520
EUR	100,000	LHC3 Plc Reg S 9.00% 08/15/24	118,546
		Lloyds Banking Group Plc 144A
USD	50,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (o)	56,035
	50,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (o)	57,215
	200,000	MARB BondCo Plc 144A 6.88%, 01/19/25	209,375
GBP	150,000	Marks & Spencer Plc Reg S 6.00%, 06/12/25	212,241
	100,000	Mclaren Finance Plc Reg S 5.00%, 08/01/22	107,887
EUR	100,000	NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.13%, 07/19/24	115,838
USD	100,000	Petra Diamonds US Treasury Plc 144A 7.25%, 05/01/22 (d) *	37,180
GBP	100,000	Pinewood Finance Co. Ltd. Reg S 3.25%, 09/30/25	131,949
EUR	100,000	Playtech Plc Reg S 3.75%, 10/12/23	117,406
USD	200,000	Polyus Finance Plc 144A 5.25%, 02/07/23	215,100
		Rolls-Royce Plc Reg S
EUR	100,000	0.88%, 05/09/24	106,589
	100,000	1.63%, 05/09/28	101,818
GBP	100,000	Shop Direct Funding Plc Reg S 7.75%, 11/15/22	121,286
USD	100,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o) †	113,386
GBP	100,000	Stretford 79 Plc Reg S 6.75%, 07/15/24	127,240
	100,000	Travis Perkins Plc Reg S 4.38%, 09/15/21	133,051
USD	200,000	Tullow Oil Plc 144A 7.00%, 03/01/25	119,623
GBP	100,000	Twinkle Pizza Plc Reg S 6.63%, 08/01/21	83,786
USD	27,000	Ukraine Railways Via Shortline Plc Reg S 9.88%, 09/15/21	27,470
	500,000	Valaris Plc 5.75%, 10/01/44	29,103
	200,000	Vedanta Resources Finance II Plc 144A 9.25%, 04/23/26	141,500
	150,000	Vedanta Resources Ltd. 144A 6.13%, 08/09/24	98,701
	250,000	Virgin Media Finance Plc 144A 5.00%, 07/15/30	261,541
		Virgin Media Secured Finance Plc 144A
	125,000	5.50%, 08/15/26	133,149
	100,000	5.50%, 05/15/29	109,159
GBP	200,000	Virgin Media Secured Finance Plc Reg S 5.00%, 04/15/27	274,634
EUR	100,000	Viridian Group FinanceCo Plc / Viridian Power & Energy Reg S 4.00%, 09/15/25	117,701
USD	225,000	Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	270,708
EUR	400,000	Vodafone Group Plc Reg S 3.10% (EUR Swap Annual 5 Year+2.67%), 01/03/79	480,765
GBP	100,000	William Hill Plc Reg S 4.88%, 09/07/23	133,156
			7,844,878
United States: 3.3%
USD	150,000	AerCap Global Aviation Trust 144A 6.50% (ICE LIBOR USD 3 Month+4.30%), 06/15/45	119,887
	50,000	Braskem America Finance Co. 144A 7.13%, 07/22/41	52,564
	150,000	CEMEX Finance LLC 144A 6.00%, 04/01/24	152,679
EUR	100,000	CGG Holding US, Inc. Reg S 7.88%, 05/01/23	120,035
USD	100,000	Cott Holdings, Inc. 144A 5.50%, 04/01/25	104,000
	150,000	Dresdner Funding Trust I 144A 8.15%, 06/30/31 †	211,460
		JBS USA LUX SA / JBS USA Finance, Inc. 144A
	100,000	5.75%, 06/15/25	102,875
	100,000	6.75%, 02/15/28	111,981
		JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A
	100,000	5.50%, 01/15/30	110,400
	150,000	6.50%, 04/15/29	170,221
	100,000	Kronos Acquisition Holdings, Inc. 144A 9.00%, 08/15/23	102,000
		Mercer International, Inc.
	41,000	5.50%, 01/15/26 †	38,874
	100,000	6.50%, 02/01/24	98,886
	160,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. 144A 7.38%, 01/15/22	66,100
	100,000	NBM US Holdings, Inc. 144A 6.63%, 08/06/29 †	109,312
	100,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (o)	150,606
	50,000	Resolute Forest Products, Inc. 5.88%, 05/15/23 †	47,682
	217,169	Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	229,113
	300,000	Sasol Financing USA LLC 5.88%, 03/27/24	282,000
	100,000	Stillwater Mining Co. 144A 7.13%, 06/27/25	105,397
	50,000	Terraform Global Operating LLC 144A 6.13%, 03/01/26	50,678
	100,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	104,325
	200,000	Vertical US Newco, Inc. 144A 5.25%, 07/15/27	212,500
	275,000	ZF North America Capital, Inc. 144A 4.75%, 04/29/25	291,156
EUR	100,000	ZF North America Capital, Inc. Reg S 2.75%, 04/27/23	120,336
			3,265,067
Total Corporate Bonds (Cost: $97,384,159)			96,795,744
GOVERNMENT OBLIGATIONS: 0.5%
Azerbaijan: 0.2%
USD	200,000	State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	241,082

Costa Rica: 0.1%
	100,000	Instituto Costarricense de Electricidad Reg S 6.95%, 11/10/21	100,500

Turkey: 0.2%
		Turkiye Ihracat Kredi Bankasi AS 144A
	100,000	5.00%, 09/23/21	99,547
	100,000	6.13%, 05/03/24	95,427
			194,974
Total Government Obligations (Cost: $529,738)			536,556

Number of Shares
COMMON STOCK: 0.0% (Cost: $5,626)
Canada: 0.0%
	988	Tervita Corp. *	2,781
WARRANTS: 0.0% (Cost: $10,977)
Spain: 0.0%
	138	Grupo Isolux Corsan SA (EUR 0.00, expiring 12/30/21) * # ∞	0
Total Investments Before Collateral for Securities Loaned: 98.7% (Cost: $97,930,500)			97,335,081
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.4% (Cost: $2,366,217)
Money Market Fund: 2.4%
	2,366,217	State Street Navigator Securities Lending Government Money Market Portfolio	2,366,217
Total Investments: 101.1% (Cost: $100,296,717)			99,701,298
Liabilities in excess of other assets: (1.1)%			(1,085,027)
NET ASSETS: 100.0%			$98,616,271

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Footnotes:

(d)	Security in default
(o)	Perpetual Maturity - the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,197,794.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $36,732,760, or 37.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	9.1%	$8,844,273
Communications	15.7	15,328,859
Consumer, Cyclical	10.6	10,272,444
Consumer, Non-cyclical	9.6	9,313,929
Diversified	0.5	450,486
Energy	12.0	11,714,364
Financial	28.0	27,252,030
Government	0.5	536,556
Industrial	8.0	7,746,180
Technology	0.7	715,996
Utilities	5.3	5,159,964
	100.0%	$97,335,081

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.7%
Australia: 6.1%
	Australia & New Zealand Banking Group Ltd. 144A
$550,000	0.85% (ICE LIBOR USD 3 Month+.46%), 05/17/21	$551,923
700,000	0.86% (ICE LIBOR USD 3 Month+.49%), 11/21/22	703,460
675,000	1.09% (ICE LIBOR USD 3 Month+.71%), 05/19/22	681,634
	Commonwealth Bank of Australia 144A
800,000	1.01% (ICE LIBOR USD 3 Month+.70%), 03/10/22	807,022
2,625,000	1.02% (ICE LIBOR USD 3 Month+.70%), 03/16/23	2,650,602
450,000	1.14% (ICE LIBOR USD 3 Month+.83%), 09/06/21	453,300
1,750,000	1.15% (ICE LIBOR USD 3 Month+.82%), 06/04/24	1,772,834
700,000	Macquarie Bank Ltd. 144A 0.81% (ICE LIBOR USD 3 Month+.45%), 11/24/21	702,274
1,925,000	Macquarie Group Ltd. 144A 1.66% (ICE LIBOR USD 3 Month+1.35%), 03/27/24	1,946,826
	National Australia Bank Ltd. 144A
3,500,000	0.72% (ICE LIBOR USD 3 Month+.41%), 12/13/22	3,513,680
1,750,000	0.87% (ICE LIBOR USD 3 Month+.60%), 04/12/23	1,761,996
800,000	0.96% (ICE LIBOR USD 3 Month+.71%), 11/04/21	805,854
675,000	1.08% (ICE LIBOR USD 3 Month+.72%), 05/22/22	680,167
675,000	1.16% (ICE LIBOR USD 3 Month+.89%), 01/10/22	682,076
400,000	1.27% (ICE LIBOR USD 3 Month+1.00%), 07/12/21	403,348
	Westpac Banking Corp.
2,625,000	0.66% (ICE LIBOR USD 3 Month+.39%), 01/13/23	2,630,456
1,750,000	0.84% (ICE LIBOR USD 3 Month+.57%), 01/11/23	1,763,316
675,000	1.02% (ICE LIBOR USD 3 Month+.71%), 06/28/22	681,345
2,625,000	1.11% (ICE LIBOR USD 3 Month+.72%), 05/15/23 †	2,655,133
675,000	1.12% (ICE LIBOR USD 3 Month+.85%), 01/11/22	682,650
1,750,000	1.13% (ICE LIBOR USD 3 Month+.77%), 02/26/24	1,768,167
375,000	1.23% (ICE LIBOR USD 3 Month+.85%), 08/19/21	378,103
		28,676,166
Canada: 4.9%
	Bank of Montreal
375,000	0.71% (ICE LIBOR USD 3 Month+.40%), 09/10/21	376,178
500,000	0.73% (ICE LIBOR USD 3 Month+.46%), 04/13/21	501,489
675,000	0.85% (ICE LIBOR USD 3 Month+.57%), 03/26/22	678,274
375,000	1.16% (ICE LIBOR USD 3 Month+.79%), 08/27/21	378,026
	Bank of Nova Scotia
475,000	0.71% (ICE LIBOR USD 3 Month+.44%), 04/20/21	476,346
675,000	0.96% (ICE LIBOR USD 3 Month+.64%), 03/07/22	680,119
	Canadian Imperial Bank of Commerce
400,000	0.57% (ICE LIBOR USD 3 Month+.32%), 02/02/21	400,570
4,375,000	0.90% (United States Secured Overnight Financing Rate+.80%), 03/17/23	4,387,019
1,750,000	0.97% (ICE LIBOR USD 3 Month+.66%), 09/13/23	1,763,348
675,000	1.04% (ICE LIBOR USD 3 Month+.72%), 06/16/22	682,149
1,000,000	Enbridge, Inc. 0.88% (ICE LIBOR USD 3 Month+.50%), 02/18/22	995,022
1,000,000	Rogers Communications, Inc. 0.91% (ICE LIBOR USD 3 Month+.60%), 03/22/22	1,006,847
	Royal Bank of Canada
3,000,000	0.63% (ICE LIBOR USD 3 Month+.36%), 01/17/23	3,008,151
1,050,000	0.66% (ICE LIBOR USD 3 Month+.39%), 04/30/21	1,052,711
675,000	0.74% (ICE LIBOR USD 3 Month+.47%), 04/29/22	678,123
675,000	0.98% (ICE LIBOR USD 3 Month+.73%), 02/01/22	680,789
	Toronto-Dominion Bank
900,000	0.57% (ICE LIBOR USD 3 Month+.27%), 03/17/21	901,368
3,525,000	0.58% (United States Secured Overnight Financing Rate+.48%), 01/27/23	3,518,422
575,000	0.74% (ICE LIBOR USD 3 Month+.43%), 06/11/21	576,980
350,000	1.28% (ICE LIBOR USD 3 Month+1.00%), 04/07/21	352,286
		23,094,217
Cayman Islands: 0.9%
	Tencent Holdings Ltd. 144A
1,750,000	0.88% (ICE LIBOR USD 3 Month+.60%), 01/19/23	1,737,435
2,625,000	1.18% (ICE LIBOR USD 3 Month+.91%), 04/11/24	2,605,037
		4,342,472
China / Hong Kong: 0.1%
375,000	AIA Group Ltd. 144A 0.83% (ICE LIBOR USD 3 Month+.52%), 09/20/21	375,533

France: 1.2%
875,000	BPCE SA 1.24% (ICE LIBOR USD 3 Month+.88%), 05/31/22	879,782
	BPCE SA 144A
1,750,000	1.56% (ICE LIBOR USD 3 Month+1.24%), 09/12/23	1,767,393
675,000	1.58% (ICE LIBOR USD 3 Month+1.22%), 05/22/22	681,564
1,750,000	Credit Agricole SA 144A 1.28% (ICE LIBOR USD 3 Month+1.02%), 04/24/23	1,763,223
350,000	Societe Generale SA 144A 1.61% (ICE LIBOR USD 3 Month+1.33%), 04/08/21	352,785
		5,444,747
Germany: 0.2%
	Deutsche Bank AG
350,000	1.54% (ICE LIBOR USD 3 Month+1.29%), 02/04/21	350,207
700,000	1.58% (ICE LIBOR USD 3 Month+1.19%), 11/16/22	683,754
		1,033,961
Japan: 8.1%
	Mitsubishi UFJ Financial Group, Inc.
575,000	0.89% (ICE LIBOR USD 3 Month+.65%), 07/26/21	577,540
675,000	1.02% (ICE LIBOR USD 3 Month+.70%), 03/07/22	678,861
1,350,000	1.03% (ICE LIBOR USD 3 Month+.79%), 07/25/22	1,359,943
2,625,000	1.08% (ICE LIBOR USD 3 Month+.74%), 03/02/23	2,630,507
5,800,000	1.10% (ICE LIBOR USD 3 Month+.86%), 07/26/23	5,801,425
675,000	1.28% (ICE LIBOR USD 3 Month+.92%), 02/22/22	680,749
675,000	1.37% (ICE LIBOR USD 3 Month+1.06%), 09/13/21	681,192
475,000	2.23% (ICE LIBOR USD 3 Month+1.88%), 03/01/21	479,417
	Mizuho Financial Group, Inc.
3,862,000	0.99% (ICE LIBOR USD 3 Month+.63%), 05/25/24	3,829,211
1,775,000	1.11% (ICE LIBOR USD 3 Month+.84%), 07/16/23	1,776,761
2,975,000	1.12% (ICE LIBOR USD 3 Month+.79%), 03/05/23	2,979,229
1,750,000	1.16% (ICE LIBOR USD 3 Month+.85%), 09/13/23	1,751,767
1,550,000	1.19% (ICE LIBOR USD 3 Month+.88%), 09/11/22	1,563,035
1,675,000	1.31% (ICE LIBOR USD 3 Month+.94%), 02/28/22	1,688,196
2,275,000	1.31% (ICE LIBOR USD 3 Month+1.00%), 09/11/24	2,282,065
750,000	1.45% (ICE LIBOR USD 3 Month+1.14%), 09/13/21	757,350
350,000	Mizuho Financial Group, Inc. 144A 1.75% (ICE LIBOR USD 3 Month+1.48%), 04/12/21	353,156
	Sumitomo Mitsui Financial Group, Inc.
700,000	1.01% (ICE LIBOR USD 3 Month+.74%), 10/18/22	703,034
1,750,000	1.01% (ICE LIBOR USD 3 Month+.74%), 01/17/23	1,751,102
700,000	1.05% (ICE LIBOR USD 3 Month+.78%), 07/12/22	704,992
2,975,000	1.07% (ICE LIBOR USD 3 Month+.80%), 10/16/23 †	2,976,825
1,750,000	1.13% (ICE LIBOR USD 3 Month+.86%), 07/19/23	1,759,970
400,000	1.38% (ICE LIBOR USD 3 Month+1.11%), 07/14/21	403,382
375,000	1.41% (ICE LIBOR USD 3 Month+1.14%), 10/19/21	379,504
		38,549,213
Netherlands: 2.9%
750,000	ABN AMRO Bank NV 144A 0.94% (ICE LIBOR USD 3 Month+.57%), 08/27/21	754,117
675,000	BMW Finance NV 144A 1.22% (ICE LIBOR USD 3 Month+.79%), 08/12/22	674,482
2,000,000	BNG Bank NV 144A 0.38% (ICE LIBOR USD 3 Month+.07%), 03/11/22	2,000,118
	Cooperatieve Rabobank UA
500,000	0.67% (ICE LIBOR USD 3 Month+.43%), 04/26/21	501,350
675,000	1.10% (ICE LIBOR USD 3 Month+.83%), 01/10/22	681,593
	ING Groep NV
1,750,000	1.30% (ICE LIBOR USD 3 Month+1.00%), 10/02/23 †	1,768,945
1,350,000	1.46% (ICE LIBOR USD 3 Month+1.15%), 03/29/22	1,364,825
3,200,000	Nederlandse Waterschapsbank NV 144A 0.38% (ICE LIBOR USD 3 Month+.07%), 12/15/21	3,202,287
1,750,000	Shell International Finance BV 0.83% (ICE LIBOR USD 3 Month+.40%), 11/13/23	1,752,976
1,175,000	Siemens Financieringsmaatschappij NV 144A 0.93% (ICE LIBOR USD 3 Month+.61%), 03/16/22	1,181,414
		13,882,107
New Zealand: 0.4%
1,750,000	ASB Bank Ltd. 144A 1.28% (ICE LIBOR USD 3 Month+.97%), 06/14/23	1,769,592

Norway: 0.4%
2,100,000	DNB Bank ASA 144A 0.96% (ICE LIBOR USD 3 Month+.62%), 12/02/22	2,107,300

Singapore: 0.6%
1,750,000	BOC Aviation Ltd. 144A 1.41% (ICE LIBOR USD 3 Month+1.12%), 09/26/23	1,713,784
675,000	DBS Group Holdings Ltd. 144A 0.86% (ICE LIBOR USD 3 Month+.62%), 07/25/22	676,864
350,000	United Overseas Bank Ltd. 144A 0.74% (ICE LIBOR USD 3 Month+.48%), 04/23/21 †	349,974
		2,740,622
South Korea: 0.5%
350,000	Industrial Bank of Korea 144A 0.85% (ICE LIBOR USD 3 Month+.60%), 08/02/21	350,578
350,000	Korea Development Bank 0.87% (ICE LIBOR USD 3 Month+.55%), 03/12/21	350,358
1,750,000	Shinhan Bank Co. Ltd. 144A 1.96% (ICE LIBOR USD 3 Month+1.70%), 04/24/25	1,812,373
		2,513,309
Spain: 0.9%
	Banco Santander SA
1,750,000	1.39% (ICE LIBOR USD 3 Month+1.12%), 04/12/23	1,749,288
1,725,000	1.45% (ICE LIBOR USD 3 Month+1.09%), 02/23/23	1,737,226
700,000	1.83% (ICE LIBOR USD 3 Month+1.56%), 04/11/22	705,395
		4,191,909
Sweden: 0.9%
	Skandinaviska Enskilda Banken AB 144A
800,000	0.82% (ICE LIBOR USD 3 Month+.43%), 05/17/21	802,264
1,750,000	0.96% (ICE LIBOR USD 3 Month+.65%), 12/12/22	1,764,064
925,000	Svenska Handelsbanken AB 0.83% (ICE LIBOR USD 3 Month+.47%), 05/24/21	928,055
675,000	Swedbank AB 144A 1.01% (ICE LIBOR USD 3 Month+.70%), 03/14/22	679,286
		4,173,669
Switzerland: 3.5%
2,700,000	Credit Suisse AG 0.55% (United States Secured Overnight Financing Rate+.45%), 02/04/22	2,698,576
	Credit Suisse Group AG 144A
1,750,000	1.51% (ICE LIBOR USD 3 Month+1.20%), 12/14/23	1,762,184
2,625,000	1.56% (ICE LIBOR USD 3 Month+1.24%), 06/12/24	2,634,339
	UBS Group AG 144A
4,397,000	1.34% (ICE LIBOR USD 3 Month+.95%), 08/15/23	4,409,293
3,500,000	1.58% (ICE LIBOR USD 3 Month+1.22%), 05/23/23	3,532,469
675,000	1.78% (ICE LIBOR USD 3 Month+1.53%), 02/01/22	687,247
675,000	2.05% (ICE LIBOR USD 3 Month+1.78%), 04/14/21	682,778
		16,406,886
United Kingdom: 9.2%
	Barclays Plc
5,248,000	1.77% (ICE LIBOR USD 3 Month+1.38%), 05/16/24	5,258,654
2,625,000	1.82% (ICE LIBOR USD 3 Month+1.43%), 02/15/23	2,631,986
2,608,000	1.90% (ICE LIBOR USD 3 Month+1.62%), 01/10/23	2,620,984
725,000	2.56% (ICE LIBOR USD 3 Month+2.11%), 08/10/21	737,527
703,000	Credit Suisse Group Funding Guernsey Ltd. 2.56% (ICE LIBOR USD 3 Month+2.29%), 04/16/21	712,761
592,000	GlaxoSmithKline Capital Plc 0.77% (ICE LIBOR USD 3 Month+.35%), 05/14/21	593,364
	HSBC Holdings Plc
1,475,000	0.97% (ICE LIBOR USD 3 Month+.65%), 09/11/21	1,475,840
7,000,000	1.39% (ICE LIBOR USD 3 Month+1.00%), 05/18/24	7,002,110
1,650,000	1.54% (ICE LIBOR USD 3 Month+1.23%), 03/11/25	1,651,742
1,677,000	1.80% (ICE LIBOR USD 3 Month+1.50%), 01/05/22	1,704,136
750,000	2.02% (ICE LIBOR USD 3 Month+1.66%), 05/25/21	758,785
700,000	2.56% (ICE LIBOR USD 3 Month+2.24%), 03/08/21	708,456
350,000	Lloyds Bank Plc 0.96% (ICE LIBOR USD 3 Month+.49%), 05/07/21	350,915
350,000	Lloyds Banking Group Plc 1.11% (ICE LIBOR USD 3 Month+.80%), 06/21/21	352,089
1,000,000	Reckitt Benckiser Treasury Services Plc 144A 0.86% (ICE LIBOR USD 3 Month+.56%), 06/24/22	999,801
	Royal Bank of Scotland Group Plc
2,625,000	1.85% (ICE LIBOR USD 3 Month+1.55%), 06/25/24	2,638,148
5,248,000	1.86% (ICE LIBOR USD 3 Month+1.47%), 05/15/23	5,274,043
575,000	Santander UK Plc 0.97% (ICE LIBOR USD 3 Month+.62%), 06/01/21	577,432
	Standard Chartered Plc 144A
2,100,000	1.42% (ICE LIBOR USD 3 Month+1.15%), 01/20/23	2,105,596
2,000,000	1.51% (ICE LIBOR USD 3 Month+1.20%), 09/10/22	2,006,390
3,505,000	Vodafone Group Plc 1.26% (ICE LIBOR USD 3 Month+.99%), 01/16/24	3,519,924
		43,680,683
United States: 58.9%
	AbbVie, Inc. 144A
550,000	0.72% (ICE LIBOR USD 3 Month+.35%), 05/21/21	551,040
997,000	0.84% (ICE LIBOR USD 3 Month+.46%), 11/19/21	999,078
2,625,000	1.02% (ICE LIBOR USD 3 Month+.65%), 11/21/22	2,635,746
	American Express Co.
600,000	0.91% (ICE LIBOR USD 3 Month+.53%), 05/17/21	602,116
1,200,000	1.00% (ICE LIBOR USD 3 Month+.62%), 05/20/22	1,206,864
1,748,000	1.00% (ICE LIBOR USD 3 Month+.75%), 08/03/23	1,761,250
1,325,000	1.14% (ICE LIBOR USD 3 Month+.60%), 11/05/21	1,332,040
	American Honda Finance Corp.
725,000	0.66% (ICE LIBOR USD 3 Month+.35%), 06/11/21	725,934
680,000	0.84% (ICE LIBOR USD 3 Month+.45%), 02/15/22	680,971
675,000	0.85% (ICE LIBOR USD 3 Month+.54%), 06/27/22	676,531
	Apple, Inc.
1,000,000	0.80% (ICE LIBOR USD 3 Month+.35%), 05/11/22	1,005,019
1,350,000	0.95% (ICE LIBOR USD 3 Month+.50%), 02/09/22	1,359,279
350,000	1.49% (ICE LIBOR USD 3 Month+1.13%), 02/23/21	352,256
	AT&T, Inc.
1,025,000	1.10% (ICE LIBOR USD 3 Month+.75%), 06/01/21	1,029,444
1,125,000	1.23% (ICE LIBOR USD 3 Month+.95%), 07/15/21	1,134,313
9,300,000	1.50% (ICE LIBOR USD 3 Month+1.18%), 06/12/24	9,440,796
750,000	Athene Global Funding 144A 1.53% (ICE LIBOR USD 3 Month+1.23%), 07/01/22	753,096
375,000	Aviation Capital Group LLC 144A 1.30% (ICE LIBOR USD 3 Month+.95%), 06/01/21	363,076
	Bank of America Corp.
675,000	0.64% (ICE LIBOR USD 3 Month+.38%), 01/23/22	675,212
550,000	0.95% (ICE LIBOR USD 3 Month+.65%), 10/01/21	550,616
1,125,000	0.95% (ICE LIBOR USD 3 Month+.65%), 06/25/22	1,128,034
5,255,000	1.12% (ICE LIBOR USD 3 Month+.79%), 03/05/24	5,276,315
1,750,000	1.22% (ICE LIBOR USD 3 Month+.96%), 07/23/24	1,763,797
5,260,000	1.26% (ICE LIBOR USD 3 Month+1.00%), 04/24/23	5,310,398
5,255,000	1.31% (ICE LIBOR USD 3 Month+.77%), 02/05/26	5,229,513
2,625,000	1.43% (ICE LIBOR USD 3 Month+1.16%), 01/20/23	2,652,275
700,000	1.45% (ICE LIBOR USD 3 Month+1.18%), 10/21/22 †	707,111
350,000	1.69% (ICE LIBOR USD 3 Month+1.42%), 04/19/21 †	353,266
1,000,000	BAT Capital Corp. 1.27% (ICE LIBOR USD 3 Month+.88%), 08/15/22	1,002,989
	Bayer US Finance II LLC 144A
935,000	0.93% (ICE LIBOR USD 3 Month+.63%), 06/25/21	937,421
4,400,000	1.32% (ICE LIBOR USD 3 Month+1.01%), 12/15/23	4,420,504
	BMW US Capital LLC 144A
500,000	0.68% (ICE LIBOR USD 3 Month+.41%), 04/12/21	500,390
575,000	0.93% (ICE LIBOR USD 3 Month+.50%), 08/13/21	574,523
600,000	Bristol-Myers Squibb Co. 0.77% (ICE LIBOR USD 3 Month+.38%), 05/16/22	602,287
	Caterpillar Financial Services Corp.
850,000	0.54% (ICE LIBOR USD 3 Month+.23%), 03/15/21	851,064
350,000	0.62% (ICE LIBOR USD 3 Month+.30%), 03/08/21	350,489
1,010,000	0.63% (ICE LIBOR USD 3 Month+.20%), 11/12/21	1,010,515
550,000	0.78% (ICE LIBOR USD 3 Month+.39%), 05/17/21	551,489
	Cigna Corp.
725,000	0.95% (ICE LIBOR USD 3 Month+.65%), 09/17/21	725,081
2,450,000	1.17% (ICE LIBOR USD 3 Month+.89%), 07/15/23	2,473,363
	Citibank NA
850,000	0.78% (ICE LIBOR USD 3 Month+.35%), 02/12/21	851,172
575,000	0.83% (ICE LIBOR USD 3 Month+.57%), 07/23/21	577,156
665,000	0.91% (ICE LIBOR USD 3 Month+.53%), 02/19/22	666,081
2,000,000	0.98% (ICE LIBOR USD 3 Month+.60%), 05/20/22	2,005,698
	Citigroup, Inc.
1,800,000	0.91% (ICE LIBOR USD 3 Month+.55%), 08/25/36	1,279,548
1,675,000	1.20% (ICE LIBOR USD 3 Month+.96%), 04/25/22	1,692,174
2,625,000	1.21% (ICE LIBOR USD 3 Month+.95%), 07/24/23	2,637,652
3,500,000	1.37% (ICE LIBOR USD 3 Month+1.02%), 06/01/24	3,527,510
1,016,000	1.39% (ICE LIBOR USD 3 Month+1.07%), 12/08/21	1,025,784
575,000	1.44% (ICE LIBOR USD 3 Month+1.19%), 08/02/21	580,057
5,250,000	1.49% (ICE LIBOR USD 3 Month+1.10%), 05/17/24	5,286,527
2,275,000	1.55% (ICE LIBOR USD 3 Month+1.25%), 07/01/26	2,279,043
725,000	1.69% (ICE LIBOR USD 3 Month+1.38%), 03/30/21	730,964
7,025,000	1.78% (ICE LIBOR USD 3 Month+1.43%), 09/01/23	7,136,294
1,745,000	Comcast Corp. 0.91% (ICE LIBOR USD 3 Month+.63%), 04/15/24	1,755,268
675,000	ConocoPhillips Co. 1.29% (ICE LIBOR USD 3 Month+.90%), 05/15/22	680,284
500,000	Consolidated Edison Co. of New York, Inc. 0.70% (ICE LIBOR USD 3 Month+.40%), 06/25/21	501,546
875,000	Constellation Brands, Inc. 1.09% (ICE LIBOR USD 3 Month+.70%), 11/15/21 †	875,105
700,000	CVS Health Corp. 1.03% (ICE LIBOR USD 3 Month+.72%), 03/09/21	702,751
	Daimler Finance North America LLC 144A
525,000	0.80% (ICE LIBOR USD 3 Month+.55%), 05/04/21	524,316
825,000	0.81% (ICE LIBOR USD 3 Month+.45%), 02/22/21	824,021
675,000	1.21% (ICE LIBOR USD 3 Month+.67%), 11/05/21	673,631
925,000	1.24% (ICE LIBOR USD 3 Month+.88%), 02/22/22	923,596
2,000,000	1.29% (ICE LIBOR USD 3 Month+.90%), 02/15/22	1,998,204
400,000	Dominion Energy Gas Holdings LLC 0.91% (ICE LIBOR USD 3 Month+.60%), 06/15/21	401,758
400,000	Duke Energy Corp. 144A 0.92% (ICE LIBOR USD 3 Month+.50%), 05/14/21	400,920
	Exxon Mobil Corp.
675,000	0.69% (ICE LIBOR USD 3 Month+.37%), 03/06/22	677,893
1,000,000	0.72% (ICE LIBOR USD 3 Month+.33%), 08/16/22 †	1,003,182
400,000	General Dynamics Corp. 0.83% (ICE LIBOR USD 3 Month+.38%), 05/11/21	401,161
	General Electric Co.
3,250,000	0.92% (ICE LIBOR USD 3 Month+.38%), 05/05/26	2,968,541
2,100,000	1.31% (ICE LIBOR USD 3 Month+1.00%), 03/15/23	2,083,180
600,000	General Mills, Inc. 0.81% (ICE LIBOR USD 3 Month+.54%), 04/16/21	601,777
	General Motors Financial Co., Inc.
325,000	1.12% (ICE LIBOR USD 3 Month+.85%), 04/09/21	324,281
675,000	1.62% (ICE LIBOR USD 3 Month+1.31%), 06/30/22	674,740
675,000	1.82% (ICE LIBOR USD 3 Month+1.55%), 01/14/22	676,178
	Goldman Sachs Group, Inc.
1,725,000	1.04% (ICE LIBOR USD 3 Month+.78%), 10/31/22	1,730,222
9,200,000	1.11% (ICE LIBOR USD 3 Month+.75%), 02/23/23	9,219,969
2,625,000	1.26% (ICE LIBOR USD 3 Month+1.00%), 07/24/23	2,641,528
2,367,000	1.35% (ICE LIBOR USD 3 Month+1.11%), 04/26/22	2,378,890
2,625,000	1.38% (ICE LIBOR USD 3 Month+1.05%), 06/05/23	2,642,589
1,675,000	1.56% (ICE LIBOR USD 3 Month+1.17%), 11/15/21	1,679,857
5,250,000	1.56% (ICE LIBOR USD 3 Month+1.17%), 05/15/26	5,258,357
675,000	1.60% (ICE LIBOR USD 3 Month+1.36%), 04/23/21	680,230
6,328,000	1.96% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	6,491,901
3,525,000	2.00% (ICE LIBOR USD 3 Month+1.75%), 10/28/27	3,639,067
425,000	2.13% (ICE LIBOR USD 3 Month+1.77%), 02/25/21	429,025
1,675,000	Hartford Financial Services Group, Inc. 144A 2.52% (ICE LIBOR USD 3 Month+2.12%), 02/12/47	1,342,923
	Hewlett Packard Enterprise Co.
350,000	1.00% (ICE LIBOR USD 3 Month+.68%), 03/12/21	350,582
600,000	1.02% (ICE LIBOR USD 3 Month+.72%), 10/05/21	600,083
800,000	Honeywell International, Inc. 0.82% (ICE LIBOR USD 3 Month+.37%), 08/08/22	801,428
475,000	Hyundai Capital America 144A 1.22% (ICE LIBOR USD 3 Month+.94%), 07/08/21	472,197
1,075,000	Intel Corp. 0.80% (ICE LIBOR USD 3 Month+.35%), 05/11/22	1,079,537
	International Business Machines Corp.
1,100,000	0.83% (ICE LIBOR USD 3 Month+.40%), 05/13/21	1,103,667
1,475,000	1.08% (ICE LIBOR USD 3 Month+.58%), 11/06/21	1,483,498
	Jackson National Life Global Funding 144A
2,700,000	0.70% (United States Secured Overnight Financing Rate+.60%), 01/06/23	2,678,772
400,000	0.79% (ICE LIBOR USD 3 Month+.48%), 06/11/21	401,309
342,000	John Deere Capital Corp. 0.56% (ICE LIBOR USD 3 Month+.24%), 03/12/21	342,334
	JPMorgan Chase & Co.
1,475,000	0.92% (ICE LIBOR USD 3 Month+.61%), 06/18/22	1,479,942
1,750,000	0.99% (ICE LIBOR USD 3 Month+.73%), 04/23/24	1,757,058
1,750,000	1.12% (ICE LIBOR USD 3 Month+.85%), 01/10/25 †	1,765,242
4,400,000	1.14% (ICE LIBOR USD 3 Month+.90%), 04/25/23	4,436,672
3,525,000	1.15% (ICE LIBOR USD 3 Month+.89%), 07/23/24	3,556,515
1,743,000	1.28% (ICE LIBOR USD 3 Month+1.00%), 01/15/23	1,758,566
2,045,000	1.39% (ICE LIBOR USD 3 Month+1.00%), 05/15/47	1,484,026
575,000	1.42% (ICE LIBOR USD 3 Month+1.10%), 06/07/21	579,669
6,749,000	1.49% (ICE LIBOR USD 3 Month+1.23%), 10/24/23	6,855,943
525,000	1.83% (ICE LIBOR USD 3 Month+1.48%), 03/01/21 †	528,622
750,000	MassMutual Global Funding II 144A 0.43% (ICE LIBOR USD 3 Month+.15%), 01/07/22	748,845
675,000	McDonald’s Corp. 0.68% (ICE LIBOR USD 3 Month+.43%), 10/28/21	676,706
1,750,000	Met Tower Global Funding 144A 0.65% (United States Secured Overnight Financing Rate+.55%), 01/17/23	1,744,178
	Metropolitan Life Global Funding I 144A
925,000	0.60% (United States Secured Overnight Financing Rate+.50%), 05/28/21	926,752
3,500,000	0.67% (United States Secured Overnight Financing Rate+.57%), 01/13/23	3,494,548
	Morgan Stanley
2,700,000	1.19% (ICE LIBOR USD 3 Month+.93%), 07/22/22	2,716,490
4,076,000	1.45% (ICE LIBOR USD 3 Month+1.18%), 01/20/22	4,092,747
8,795,000	1.66% (ICE LIBOR USD 3 Month+1.40%), 10/24/23	8,936,509
5,840,000	1.67% (ICE LIBOR USD 3 Month+1.22%), 05/08/24	5,906,474
725,000	1.67% (ICE LIBOR USD 3 Month+1.40%), 04/21/21	730,973
	MPLX LP
750,000	1.21% (ICE LIBOR USD 3 Month+.90%), 09/09/21	746,558
1,350,000	1.41% (ICE LIBOR USD 3 Month+1.10%), 09/09/22	1,337,786
	New York Life Global Funding 144A
1,000,000	0.55% (ICE LIBOR USD 3 Month+.28%), 01/21/22	1,002,960
1,750,000	0.55% (ICE LIBOR USD 3 Month+.28%), 01/10/23	1,748,538
675,000	Nissan Motor Acceptance Corp. 144A 1.16% (ICE LIBOR USD 3 Month+.89%), 01/13/22	656,058
1,750,000	Otis Worldwide Corp. 144A 0.75% (ICE LIBOR USD 3 Month+.45%), 04/05/23	1,744,880
350,000	Phillips 66 0.96% (ICE LIBOR USD 3 Month+.60%), 02/26/21	350,016
	PNC Bank NA
3,500,000	0.68% (ICE LIBOR USD 3 Month+.33%), 02/24/23	3,504,980
1,200,000	0.71% (ICE LIBOR USD 3 Month+.45%), 07/22/22	1,203,271
2,625,000	0.74% (ICE LIBOR USD 3 Month+.43%), 12/09/22	2,632,320
675,000	0.74% (ICE LIBOR USD 3 Month+.50%), 07/27/22	679,596
1,750,000	QUALCOMM, Inc. 1.00% (ICE LIBOR USD 3 Month+.73%), 01/30/23	1,768,710
375,000	Regions Bank 0.93% (ICE LIBOR USD 3 Month+.50%), 08/13/21	374,998
625,000	Sempra Energy 0.76% (ICE LIBOR USD 3 Month+.45%), 03/15/21	626,171
800,000	TD Ameritrade Holding Corp. 0.68% (ICE LIBOR USD 3 Month+.43%), 11/01/21	801,741
450,000	The Charles Schwab Corp. 0.69% (ICE LIBOR USD 3 Month+.32%), 05/21/21	450,893
	Toyota Motor Credit Corp.
500,000	0.55% (ICE LIBOR USD 3 Month+.28%), 04/13/21	500,702
825,000	0.56% (ICE LIBOR USD 3 Month+.12%), 08/13/21 †	825,087
625,000	0.57% (ICE LIBOR USD 3 Month+.29%), 10/07/21	625,732
800,000	0.80% (ICE LIBOR USD 3 Month+.48%), 09/08/22	802,656
875,000	Truist Bank 0.98% (ICE LIBOR USD 3 Month+.59%), 05/17/22	878,161
675,000	TWDC Enterprises 18 Corp. 0.72% (ICE LIBOR USD 3 Month+.39%), 03/04/22	675,965
1,750,000	United Parcel Service, Inc. 0.75% (ICE LIBOR USD 3 Month+.45%), 04/01/23	1,760,356
	US Bank NA
1,825,000	0.45% (ICE LIBOR USD 3 Month+.18%), 01/21/22	1,827,397
625,000	0.56% (ICE LIBOR USD 3 Month+.31%), 02/04/21	625,901
675,000	0.56% (ICE LIBOR USD 3 Month+.32%), 04/26/21	676,277
2,100,000	0.71% (ICE LIBOR USD 3 Month+.40%), 12/09/22	2,107,717
950,000	0.80% (ICE LIBOR USD 3 Month+.44%), 05/23/22	953,728
	Verizon Communications, Inc.
1,600,000	1.32% (ICE LIBOR USD 3 Month+1.00%), 03/16/22	1,623,539
6,275,000	1.49% (ICE LIBOR USD 3 Month+1.10%), 05/15/25	6,426,266
	Volkswagen Group of America Finance LLC 144A
375,000	1.16% (ICE LIBOR USD 3 Month+.86%), 09/24/21	374,297
1,000,000	1.37% (ICE LIBOR USD 3 Month+.94%), 11/12/21	999,897
325,000	Vulcan Materials Co. 1.00% (ICE LIBOR USD 3 Month+.65%), 03/01/21	324,857
575,000	Walmart, Inc. 0.54% (ICE LIBOR USD 3 Month+.23%), 06/23/21	576,395
	Walt Disney Co.
375,000	0.60% (ICE LIBOR USD 3 Month+.25%), 09/01/21	374,770
675,000	0.74% (ICE LIBOR USD 3 Month+.39%), 09/01/22 †	674,526
	Wells Fargo & Co.
900,000	1.27% (ICE LIBOR USD 3 Month+1.02%), 07/26/21	907,515
4,376,000	1.37% (ICE LIBOR USD 3 Month+1.11%), 01/24/23	4,418,174
2,700,000	1.38% (ICE LIBOR USD 3 Month+.93%), 02/11/22	2,710,207
6,700,000	1.49% (ICE LIBOR USD 3 Month+1.23%), 10/31/23	6,774,257
850,000	1.67% (ICE LIBOR USD 3 Month+1.34%), 03/04/21	856,150
	Wells Fargo Bank NA
1,350,000	0.77% (ICE LIBOR USD 3 Month+.51%), 10/22/21	1,355,522
1,325,000	0.97% (ICE LIBOR USD 3 Month+.66%), 09/09/22	1,331,749
1,325,000	0.99% (ICE LIBOR USD 3 Month+.62%), 05/27/22	1,329,252
		278,774,464
Total Floating Rate Notes (Cost: $471,400,778)		471,756,850

Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $1,367,757)
Money Market Fund: 0.3%
1,367,757	State Street Navigator Securities Lending Government Money Market Portfolio	1,367,757
Total Investments: 100.0% (Cost: $472,768,535)		473,124,607
Liabilities in excess of other assets: (0.0)%		(192,511)
NET ASSETS: 100.0%		$472,932,096

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $2,078,431.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $101,827,432, or 21.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communications	6.8%	$32,004,130
Consumer, Cyclical	3.6	16,961,525
Consumer, Non-cyclical	3.8	18,120,307
Energy	1.6	7,543,717
Financial	79.8	376,411,082
Industrial	2.1	9,683,063
Technology	1.9	9,102,631
Utilities	0.4	1,930,395
	100.0%	$471,756,850

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 0.7%
Colombia: 0.2%
COP	3,596,000,000	Empresas Públicas de Medellín ESP Reg S 7.63%, 09/10/24	$1,020,292
	17,300,000,000	Financiera de Desarrollo Territorial SA Findeter Reg S 7.88%, 08/12/24	5,007,289
			6,027,581
Ireland: 0.1%
RUB	134,900,000	RusHydro Via RusHydro Capital Markets DAC Reg S 8.13%, 09/28/22	1,906,369
Mexico: 0.1%
		Petróleos Mexicanos Reg S
MXN	28,330,000	7.19%, 09/12/24	1,110,407
	50,200,000	7.65%, 11/24/21	2,242,188
			3,352,595
South Africa: 0.3%
		Eskom Holdings Ltd.
ZAR	82,330,000	0.00%, 08/18/27 ^	1,898,297
	11,000,000	7.50%, 09/15/33	462,131
	25,350,000	7.85%, 04/02/26	1,438,735
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,247,177
	85,800,000	10.80%, 11/06/23	5,590,558
	5,000,000	13.50%, 04/18/28	350,143
			10,987,041
Total Corporate Bonds (Cost: $37,890,091)			22,273,586
GOVERNMENT OBLIGATIONS: 97.1%
Brazil: 9.8%
		Brazil Government International Bonds
BRL	6,200,000	8.50%, 01/05/24	1,345,807
	10,920,000	10.25%, 01/10/28	2,577,500
	4,290,000	12.50%, 01/05/22	939,502
		Brazil Letras do Tesouro Nacional
	174,870,000	0.00%, 01/01/22 ^	32,341,698
	159,050,000	0.00% 07/01/22 ^	28,746,762
	293,780,000	0.00%, 07/01/23 ^	49,910,717
	225,730,000	0.00%, 01/01/24 ^	37,097,651
		Brazil Notas do Tesouro Nacional, Series F
	265,393,000	10.00%, 01/01/23	58,569,968
	220,935,000	10.00%, 01/01/25	50,781,938
	155,890,000	10.00%, 01/01/27	36,385,213
	85,050,000	10.00%, 01/01/29	20,195,084
	14,390,000	10.00%, 01/01/31	3,470,557
			322,362,397
Chile: 3.0%
		Bonos de la Tesoreria de la Republica de Chile
CLP	11,235,000,000	4.50%, 03/01/26	17,470,218
	12,740,000,000	5.00%, 03/01/35	21,402,899
	10,035,000,000	6.00%, 01/01/43	19,837,584
		Bonos de la Tesoreria de la Republica de Chile Reg S 144A
	5,690,000,000	4.00%, 03/01/23	8,323,116
	9,440,000,000	4.70%, 09/01/30	15,166,685
	11,380,000,000	Bonos de la Tesoreria de la Republica en pesos 2.50%, 03/01/25	15,998,215
			98,198,717
China / Hong Kong: 4.9%
		China Government Bonds
CNY	78,300,000	1.99%, 04/09/25	10,887,509
	19,600,000	2.36%, 07/02/23	2,796,278
	75,100,000	2.68%, 05/21/30	10,512,667
	21,300,000	2.85%, 06/04/27	3,030,469
	95,900,000	2.94%, 10/17/24	13,883,339
	107,800,000	3.12%, 12/05/26	15,617,694
	105,000,000	3.13%, 11/21/29	15,135,902
	122,500,000	3.19%, 04/11/24	17,895,837
	89,200,000	3.22%, 12/06/25	13,037,004
	121,100,000	3.25%, 06/06/26	17,660,367
	79,000,000	3.25%, 11/22/28	11,508,264
	74,830,000	3.29%, 10/18/23	10,947,687
	120,800,000	3.29%, 05/23/29	17,624,061
			160,537,078
Colombia: 4.2%
		Colombia Government International Bonds
COP	2,825,000,000	4.38%, 03/21/23	767,560
	4,934,000,000	9.85%, 06/28/27	1,680,583
		Colombian TES
	19,630,000,000	5.75%, 11/03/27	5,474,998
	76,168,100,000	6.00%, 04/28/28	21,413,977
	47,491,000,000	6.25%, 11/26/25	14,038,143
	78,301,900,000	7.00%, 05/04/22	22,516,553
	49,061,700,000	7.00%, 06/30/32	13,821,523
	35,850,000,000	7.25%, 10/18/34	10,193,814
	68,296,700,000	7.50%, 08/26/26	21,205,223
	46,252,100,000	7.75%, 09/18/30	14,116,295
	42,153,800,000	10.00%, 07/24/24	14,053,178
			139,281,847
Czech Republic: 4.2%
		Czech Republic Government Bonds
CZK	285,610,000	0.25%, 02/10/27	12,472,063
	136,670,000	1.20%, 03/13/31	6,335,720
	258,820,000	2.00%, 10/13/33	13,136,001
	222,730,000	2.75%, 07/23/29	11,714,029
		Czech Republic Government Bonds Reg S
	244,980,000	0.45%, 10/25/23	11,065,982
	238,650,000	0.95%, 05/15/30	10,816,938
	286,050,000	1.00%, 06/26/26	13,105,488
	242,900,000	2.40%, 09/17/25	11,933,838
	262,110,000	2.50%, 08/25/28	13,379,506
	276,460,000	3.85%, 09/29/21	13,003,554
	191,170,000	4.70%, 09/12/22	9,464,164
	180,820,000	5.70%, 05/25/24	9,816,588
			136,243,871
Dominican Republic: 1.9%
DOP	1,980,950,000	Dominican Republic International Bond 144A 9.75%, 06/05/26	33,227,202
		Dominican Republic International Bonds Reg S
	1,652,150,000	8.90%, 02/15/23	27,782,633
	148,950,000	9.75%, 06/05/26	2,498,393
			63,508,228
Germany: 0.0%
ZAR	8,300,000	Kreditanstalt fuer Wiederaufbau 7.75%, 06/06/23	527,403
Hungary: 3.3%
		Hungary Government Bonds
HUF	2,721,700,000	1.75%, 10/26/22	9,568,063
	1,323,950,000	2.50%, 10/27/21	4,661,942
	2,922,840,000	2.50%, 10/24/24	10,639,427
	2,670,590,000	2.75%, 12/22/26	9,895,797
	2,368,370,000	3.00%, 06/26/24	8,738,122
	3,126,390,000	3.00%, 10/27/27	11,738,235
	2,562,140,000	3.00%, 08/21/30	9,559,047
	1,294,200,000	3.25%, 10/22/31	4,936,468
	3,081,620,000	5.50%, 06/24/25	12,780,556
	2,615,840,000	6.00%, 11/24/23	10,440,886
	1,706,210,000	6.75%, 10/22/28	8,070,784
	1,733,480,000	7.00%, 06/24/22	6,675,691
			107,705,018
Indonesia: 9.0%
		Indonesia Treasury Bonds
IDR	120,770,000,000	5.63%, 05/15/23	8,361,255
	216,191,000,000	6.13%, 05/15/28	14,259,721
	218,950,000,000	6.50%, 06/15/25	15,372,240
	162,433,000,000	6.63%, 05/15/33	10,559,258
	42,197,000,000	7.00%, 05/15/22	2,997,143
	236,748,000,000	7.00%, 05/15/27	16,601,548
	206,720,000,000	7.00%, 09/15/30	14,371,288
	88,300,000,000	7.50%, 08/15/32	6,158,018
	78,900,000,000	7.50%, 06/15/35	5,526,783
	134,750,000,000	7.50%, 05/15/38	9,328,207
	194,470,000,000	8.13%, 05/15/24	14,377,460
	221,530,000,000	8.25%, 05/15/29	16,582,886
	95,914,000,000	8.25%, 06/15/32	7,050,664
	225,405,000,000	8.25%, 05/15/36	16,633,654
	273,393,000,000	8.38%, 03/15/24	20,350,926
	301,867,000,000	8.38%, 09/15/26	22,790,958
	301,334,000,000	8.38%, 03/15/34	22,457,639
	122,540,000,000	8.38%, 04/15/39	9,185,464
	157,987,000,000	8.75%, 05/15/31	12,121,715
	197,202,000,000	9.00%, 03/15/29	15,284,506
	64,061,000,000	9.50%, 07/15/31	5,150,768
	49,942,000,000	10.50%, 08/15/30	4,261,071
	36,212,000,000	11.00%, 09/15/25	2,997,163
		Perusahaan Penerbit SBSN
	11,200,000,000	6.63%, 10/15/24	786,915
	81,739,000,000	8.25%, 09/15/23	5,926,357
	55,010,000,000	8.75%, 08/15/23	4,081,478
	158,530,000,000	8.88%, 11/15/31	12,207,896
			295,782,981
Malaysia: 5.5%
		Malaysia Government Bonds
MYR	17,025,000	3.48%, 06/14/24	4,231,639
	34,895,000	3.48%, 03/15/23	8,552,730
	20,690,000	3.50%, 05/31/27	5,264,126
	24,095,000	3.62%, 11/30/21	5,819,494
	23,536,000	3.73%, 06/15/28	6,082,190
	20,943,000	3.76%, 04/20/23	5,173,557
	22,708,000	3.80%, 08/17/23	5,642,123
	31,150,000	3.83%, 07/05/34	8,060,996
	41,312,000	3.89%, 08/15/29	10,782,724
	33,016,000	3.90%, 11/16/27	8,616,806
	23,424,000	3.90%, 11/30/26	6,068,837
	20,466,000	3.91%, 07/15/26	5,285,459
	27,653,000	3.95%, 04/14/22	6,750,072
	36,964,000	3.96%, 09/15/25	9,489,604
	26,312,000	4.06%, 09/30/24	6,699,343
	26,756,000	4.09%, 11/30/23	6,729,397
	32,013,000	4.13%, 08/15/25	8,263,171
	27,229,000	4.18%, 07/15/24	6,942,388
	714,000	4.25%, 05/31/35	190,509
	35,520,000	4.26%, 07/26/27	9,416,999
	29,798,000	4.37%, 10/31/28	8,011,140
	29,269,000	4.76%, 04/07/37	8,208,128
		Malaysia Government Investment Issue
	19,475,000	3.47%, 10/15/30	4,961,651
	24,435,000	3.66%, 10/15/24	6,130,588
	18,999,000	3.73%, 03/31/26	4,843,298
	15,535,000	3.73%, 03/31/22	3,776,815
	34,942,000	4.13%, 07/09/29	9,239,615
			179,233,399
Mexico: 8.7%
		Mexican Bonos
MXN	395,727,400	5.75%, 03/05/26	18,335,203
	593,393,000	6.50%, 06/09/22	27,656,572
	328,467,000	6.75%, 03/09/23	15,575,244
	399,626,000	7.25%, 12/09/21	18,640,738
	350,313,300	7.50%, 06/03/27	17,678,098
	304,320,000	7.75%, 05/29/31	15,710,081
	191,682,700	7.75%, 11/23/34	9,910,631
	429,255,300	7.75%, 11/13/42	21,574,953
	492,593,500	8.00%, 12/07/23	24,466,528
	302,322,000	8.00%, 09/05/24	15,215,684
	325,134,000	8.00%, 11/07/47	16,695,496
	438,100,100	8.50%, 05/31/29	23,581,638
	383,516,900	8.50%, 11/18/38	20,875,334
	543,061,200	10.00%, 12/05/24	29,340,526
	150,861,000	10.00%, 11/20/36	9,285,511
			284,542,237
Peru: 3.0%
		Peru Government Bonds
PEN	17,740,000	5.70%, 08/12/24	5,906,840
	38,185,000	6.35%, 08/12/28	13,300,845
	38,725,000	6.90%, 08/12/37	13,615,095
	37,137,000	6.95%, 08/12/31	13,342,781
	32,960,000	8.20%, 08/12/26	12,447,712
		Peru Government Bonds Reg S 144A
	21,865,000	5.35%, 08/12/40	6,450,031
	26,415,000	5.40%, 08/12/34	8,178,423
	37,620,000	5.94%, 02/12/29	12,805,789
	35,860,000	6.15%, 08/12/32	12,073,587
			98,121,103
Philippines: 2.1%
		Philippine Government International Bonds
PHP	1,003,500,000	3.90%, 11/26/22	20,838,815
	5,500,000	4.95%, 01/15/21	112,944
	1,804,500,000	6.25%, 01/14/36	47,556,147
			68,507,906
Poland: 6.0%
		Republic of Poland Government Bonds
PLN	83,542,000	2.25%, 04/25/22	23,247,856
	55,079,000	2.25%, 10/25/24	15,869,717
	72,378,000	2.50%, 01/25/23	20,555,395
	29,495,000	2.50%, 04/25/24	8,531,953
	56,434,000	2.50%, 07/25/26	16,584,219
	70,498,000	2.50%, 07/25/27	20,809,206
	66,740,000	2.75%, 04/25/28	20,061,830
	71,636,000	2.75%, 10/25/29	21,831,734
	63,521,000	3.25%, 07/25/25	19,181,527
	57,391,000	4.00%, 10/25/23	17,225,682
	24,895,000	5.75%, 10/25/21	7,140,905
	16,989,000	5.75%, 09/23/22	5,104,827
			196,144,851
Romania: 2.9%
		Romania Government Bonds
RON	34,620,000	3.25%, 04/29/24	8,382,547
	26,725,000	3.40%, 03/08/22	6,547,463
	29,780,000	3.50%, 12/19/22	7,309,441
	23,790,000	3.65%, 09/24/31	5,507,823
	26,465,000	4.00%, 10/27/21	6,535,424
	29,160,000	4.25%, 06/28/23	7,287,948
	28,480,000	4.40%, 09/25/23	7,172,037
	30,325,000	4.50%, 06/17/24	7,656,496
	30,445,000	4.75%, 02/24/25	7,782,550
	29,030,000	4.85%, 04/22/26	7,492,356
	29,670,000	5.00%, 02/12/29	7,801,905
	32,200,000	5.80%, 07/26/27	8,884,170
	31,520,000	5.85%, 04/26/23	8,189,545
			96,549,705
Russia: 5.1%
		Russian Federal Bonds
RUB	862,600,000	6.00%, 10/06/27	11,940,697
	648,912,000	6.50%, 02/28/24	9,229,262
	926,808,000	6.90%, 05/23/29	13,462,678
	34,303,000	7.00%, 12/15/21	478,793
	493,241,000	7.00%, 08/16/23	7,092,754
	795,804,000	7.05%, 01/19/28	11,691,877
	534,160,000	7.10%, 10/16/24	7,801,104
	450,064,000	7.15%, 11/12/25	6,628,775
	796,348,000	7.25%, 05/10/34	11,902,539
	13,700,000	7.40%, 12/07/22	196,606
	521,317,000	7.40%, 07/17/24	7,666,424
	17,990,000	7.60%, 07/20/22	256,884
	690,315,000	7.65%, 04/10/30	10,520,601
	778,239,000	7.70%, 03/23/33	12,002,367
	653,232,000	7.70%, 03/16/39	10,280,950
	789,944,000	7.75%, 09/16/26	12,022,796
	791,928,000	7.95%, 10/07/26	12,215,199
	782,441,000	8.15%, 02/03/27	12,172,183
	557,811,000	8.50%, 09/17/31	9,101,687
			166,664,176
South Africa: 6.0%
		Republic of South Africa Government Bonds
ZAR	229,194,000	6.25%, 03/31/36	8,944,741
	193,161,000	6.50%, 02/28/41	7,209,756
	249,925,000	7.00%, 02/28/31	12,077,415
	186,762,000	7.75%, 02/28/23	11,771,346
	486,502,000	8.00%, 01/31/30	26,408,939
	314,848,588	8.25%, 03/31/32	16,094,101
	353,979,000	8.50%, 01/31/37	16,665,463
	349,771,164	8.75%, 01/31/44	16,007,394
	605,157,000	8.75%, 02/28/48	27,559,231
	318,867,000	8.88%, 02/28/35	16,021,285
	246,542,000	9.00%, 01/31/40	11,814,746
	371,930,346	10.50%, 12/21/26	25,008,309
			195,582,726
Supranational: 5.0%
RUB	662,800,000	Asian Development Bank 7.00%, 03/14/22	9,399,100
		European Bank for Reconstruction and Development
IDR	67,170,000,000	6.25%, 07/25/22	4,549,387
	5,600,000,000	6.45%, 12/13/22	382,641
	16,200,000,000	7.50%, 05/15/22	1,119,315
RUB	62,000,000	European Bank for Reconstruction and Development Reg S 6.00%, 07/24/23	887,236
		European Investment Bank
PLN	34,160,000	4.25%, 10/25/22	9,962,538
ZAR	5,200,000	7.25%, 02/28/23	327,878
MXN	44,420,000	7.63%, 01/12/22	2,084,589
	17,210,000	7.75%, 01/30/25	857,863
ZAR	214,265,000	8.13%, 12/21/26	14,066,655
IDR	42,500,000,000	European Investment Bank 144A 5.75%, 01/24/25	2,828,855
		European Investment Bank Reg S
PLN	35,358,000	2.75%, 08/25/26	10,470,342
	47,302,000	3.00%, 05/24/24	13,896,201
IDR	83,100,000,000	5.20%, 03/01/22	5,569,123
ZAR	17,500,000	8.00%, 05/05/27	1,139,279
	7,600,000	8.50%, 09/17/24	505,587
TRY	30,020,000	8.75%, 09/18/21	4,085,163
		Inter-American Development Bank
MXN	129,870,000	7.50%, 12/05/24	6,353,869
IDR	54,040,000,000	7.88%, 03/14/23	3,823,978
MXN	52,500,000	Inter-American Development Bank Reg S 7.70%, 02/12/24	2,543,856
		International Bank for Reconstruction & Development
PLN	15,200,000	1.63%, 12/30/21	4,178,466
RUB	160,000,000	5.00%, 01/28/25	2,241,994
	535,000,000	6.00%, 07/31/24	7,786,832
	198,500,000	6.14%, 06/27/22	2,759,468
	541,500,000	6.75%, 11/14/22	7,773,813
IDR	31,850,000,000	7.25%, 03/15/24	2,267,895
		International Finance Corp.
RUB	136,000,000	5.25%, 03/22/22	1,874,853
	540,000,000	5.50%, 03/20/23	7,567,458
	315,000,000	6.38%, 04/11/22	4,422,059
	480,000,000	6.50%, 02/04/26	7,267,024
BRL	1,800,000	7.00%, 02/14/24	375,158
MXN	175,100,000	7.00%, 07/20/27	8,574,708
	2,500,000	7.25%, 02/02/24	120,807
	97,100,000	7.50%, 01/18/28	4,830,235
	106,780,000	7.75%, 01/18/30	5,447,887
IDR	7,100,000,000	8.00%, 10/09/23	506,215
ZAR	3,000,000	8.00%, 07/27/27	186,622
MXN	50,500,000	International Finance Corp. Reg S 8.38%, 05/31/29	2,679,513
			165,714,462
Thailand: 8.0%
		Thailand Government Bonds
THB	457,578,000	1.45%, 12/17/24	15,138,709
	211,175,000	1.60%, 12/17/29	7,014,154
	155,393,000	1.60%, 06/17/35	5,051,719
	390,788,000	1.88%, 06/17/22	12,865,961
	447,137,000	2.00%, 12/17/22	14,852,479
	501,155,000	2.13%, 12/17/26	17,253,153
	453,680,000	2.40%, 12/17/23	15,430,983
	401,809,000	2.88%, 12/17/28	14,639,687
	394,202,000	2.88%, 06/17/46	14,801,691
	435,712,000	3.30%, 06/17/38	17,209,765
	484,987,000	3.40%, 06/17/36	19,377,032
	437,837,000	3.63%, 06/16/23	15,271,381
	535,645,000	3.65%, 12/17/21	17,933,802
	427,058,000	3.65%, 06/20/31	16,871,950
	539,871,000	3.78%, 06/25/32	21,810,207
	464,901,000	3.85%, 12/12/25	17,263,267
	824,000	4.75%, 12/20/24	31,013
	491,391,000	4.88%, 06/22/29	20,584,699
			263,401,652
Turkey: 2.5%
		Turkey Government International Bonds
TRY	49,066,000	7.10%, 03/08/23	6,278,529
	45,016,000	8.00%, 03/12/25	5,534,856
	25,690,000	8.50%, 09/14/22	3,497,075
	44,548,000	9.00%, 07/24/24	5,865,694
	20,428,000	9.20%, 09/22/21	2,886,756
	31,734,000	9.50%, 01/12/22	4,462,697
	25,358,000	10.40%, 03/20/24	3,464,580
	52,273,000	10.50%, 08/11/27	6,734,795
	64,204,000	10.60%, 02/11/26	8,617,346
	48,619,000	10.70%, 08/17/22	6,852,573
	46,223,000	11.00%, 03/02/22	6,590,395
	48,111,000	11.00%, 02/24/27	6,383,953
	48,904,000	12.20%, 01/18/23	7,073,237
	29,905,000	12.40%, 03/08/28	4,218,912
	31,982,000	16.20%, 06/14/23	5,042,965
			83,504,363
Uruguay: 2.0%
		Uruguay Government International Bonds 144A
UYU	303,979,000	8.50%, 03/15/28	7,018,885
	129,198,000	9.88%, 06/20/22	3,090,244
		Uruguay Government International Bonds Reg S
	996,900,000	8.50%, 03/15/28	23,018,454
	1,305,195,000	9.88%, 06/20/22	31,218,522
			64,346,105
Total Government Obligations (Cost: $3,312,583,472)			3,186,460,225
Total Investments: 97.8% (Cost: $3,350,473,563)			3,208,733,811
Other assets less liabilities: 2.2%			70,592,230
NET ASSETS: 100.0%			$3,279,326,041

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

^	Zero Coupon Bond
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $109,162,817, or 3.3% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	0.1%	$3,352,595
Financial	0.2	5,007,289
Government	99.3	3,186,460,225
Industrial	0.2	7,187,878
Utilities	0.2	6,725,824
	100.0%	$3,208,733,811

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Real Estate Investment Trusts: 100.0%
1,675,337	AGNC Investment Corp.	$22,784,583
4,284,285	Annaly Capital Management, Inc.	31,746,552
580,757	Apollo Commercial Real Estate Finance, Inc.	5,401,040
640,390	Arbor Realty Trust, Inc. †	6,525,574
270,105	ARMOUR Residential REIT, Inc.	2,522,781
421,248	Blackstone Mortgage Trust, Inc. †	10,139,439
629,237	Broadmark Realty Capital, Inc. †	5,801,565
324,744	Capstead Mortgage Corp.	1,997,176
736,378	Chimera Investment Corp.	6,620,038
425,403	Colony Credit Real Estate, Inc. * †	2,680,039
110,796	Dynex Capital, Inc.	1,711,798
231,407	Ellington Financial, Inc.	2,721,346
263,952	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,246,239
718,649	Invesco Mortgage Capital, Inc. †	2,206,253
136,902	KKR Real Estate Finance Trust, Inc.	2,279,418
528,591	Ladder Capital Corp.	4,107,152
1,789,692	MFA Financial, Inc. * †	4,706,890
1,339,468	New Residential Investment Corp.	10,621,981
1,710,142	New York Mortgage Trust, Inc.	4,480,572
350,106	Orchid Island Capital, Inc. †	1,799,545
429,144	PennyMac Mortgage Investment Trust	8,089,364
373,508	Redwood Trust, Inc.	2,663,112
898,889	Starwood Property Trust, Inc.	13,438,391
195,898	TPG RE Finance Trust, Inc. †	1,700,395
1,334,589	Two Harbors Investment Corp. †	7,246,818
Total Common Stocks (Cost: $226,570,531)		173,238,061
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.4% (Cost: $7,649,346)
Money Market Fund: 4.4%
7,649,346	State Street Navigator Securities Lending Government Money Market Portfolio	7,649,346
Total Investments: 104.4% (Cost: $234,219,877)		180,887,407
Liabilities in excess of other assets: (4.4)%		(7,557,464)
NET ASSETS: 100.0%		$173,329,943

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $16,685,076.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	94.7%	$163,991,822
Real Estate	5.3	9,246,239
	100.0%	$173,238,061

VANECK VECTORS MUNICIPAL ALLOCATION ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 99.8% (a)
18,745	VanEck Vectors AMT-Free Intermediate Municipal Index ETF ‡	$970,782
67,739	VanEck Vectors AMT-Free Long Municipal Index ETF ‡	1,464,729
32,924	VanEck Vectors High-Yield Municipal Index ETF ‡	1,987,174
20,300	VanEck Vectors Short High-Yield Municipal Index ETF ‡	494,696
Total Investments (Cost: $4,643,553)		4,917,381
Other assets less liabilities: 0.2%		9,929
NET ASSETS: 100.0%		$4,927,310

Footnotes:

(a)	The underlying fund’s shareholder report and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

A summary of the Fund’s transactions in securities of affiliates for the period ended July 31, 2020 is set forth below:

Affiliates	Value 04/30/20	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 07/31/20
VanEck Vectors AMT-Free Intermediate Municipal Index ETF	$—	$1,835,872	$(962,213)	$37,496	$5,097	$59,627	$970,782
VanEck Vectors AMT-Free Long Municipal Index ETF	—	2,277,723	(943,084)	24,883	8,305	105,207	1,464,729
VanEck Vectors AMT-Free Short Municipal Index ETF	4,591,294	—	(4,599,950)	34,283	6,816	(25,627)	—
VanEck Vectors High-Yield Municipal Index ETF	—	1,898,059	—	—	6,196	89,115	1,987,174
VanEck Vectors Short High-Yield Municipal Index ETF	—	474,817	—	—	1,135	19,879	494,696
	$4,591,294	$6,486,471	$(6,505,247)	$96,662	$27,548	$248,201	$4,917,381

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	100.0%	$4,917,381

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 99.9%
Basic Materials: 2.8%
477,501	ArcelorMittal SA 5.50%, 05/18/23	$13,513,278
157,575	International Flavors & Fragrances, Inc. 6.00%, 09/15/21	7,210,632
		20,723,910
Communications: 13.6%
	AT&T, Inc.
668,500	4.75%, 02/18/25 †	16,765,980
458,400	5.00%, 12/12/24	12,060,504
505,195	5.35%, 11/01/66	13,397,771
315,150	5.63%, 08/01/67 †	8,666,625
286,501	eBay, Inc. 6.00%, 02/01/56	7,406,051
	Qwest Corp.
296,051	6.13%, 06/01/53	7,063,777
373,405	6.50%, 09/01/56 †	9,148,422
156,620	6.63%, 09/15/55 †	3,885,742
252,120	6.75%, 06/15/57 †	6,406,369
114,600	6.88%, 10/01/54 †	2,883,336
114,600	Telephone & Data Systems, Inc. 7.00%, 03/15/60 †	2,897,088
	United States Cellular Corp.
130,645	6.95%, 05/15/60 †	3,370,641
105,050	7.25%, 12/01/63 †	2,670,371
114,600	7.25%, 12/01/64	2,940,636
		99,563,313
Consumer, Cyclical: 4.8%
109,826	Aptiv Plc 5.50%, 06/15/23	11,225,315
	Ford Motor Co.
305,600	6.00%, 12/01/59 †	6,876,000
286,501	6.20%, 06/01/59 †	6,792,939
191,097	QVC, Inc. 6.25%, 11/26/68 †	4,334,080
206,390	WESCO International, Inc. 10.63% (US Treasury Yield Curve Rate T 5 Year+10.32%), 06/22/25	5,597,297
		34,825,631
Consumer, Non-cyclical: 9.5%
197,684	Avantor, Inc. 6.25%, 05/15/22	14,258,947
286,501	Becton Dickinson and Co. 6.00%, 06/01/23 †	17,276,010
95,837	Boston Scientific Corp. 5.50%, 06/01/23	10,761,537
	CHS, Inc.
188,136	6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24 †	4,722,214
160,440	7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24	4,043,088
197,684	7.50%, 01/21/25	5,390,843
198,301	7.88%, 09/26/23	5,433,447
117,199	8.00%, 07/18/23 †	3,317,904
105,050	Elanco Animal Health, Inc. 5.00%, 02/01/23 †	4,150,526
		69,354,516
Energy: 4.3%
287,911	Blueknight Energy Partners LP 11.00%, Perpetual Maturity	1,661,246
680,510	Crestwood Equity Partners LP 9.25%, Perpetual Maturity	4,341,654
229,200	Enbridge, Inc. 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/78	5,707,080
	Energy Transfer Operating LP
171,901	7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23	3,123,441
305,600	7.60% (ICE LIBOR USD 3 Month+5.16%), 05/15/24	5,812,512
169,990	7.63% (ICE LIBOR USD 3 Month+4.74%), 08/15/23 †	3,132,916
120,194	NGL Energy Partners LP 9.00% (ICE LIBOR USD 3 Month+7.21%), 07/01/22	1,667,091
147,070	NuStar Energy LP 7.63% (ICE LIBOR USD 3 Month+5.64%), 06/15/22	2,572,254
153,755	NuStar Logistics LP 7.01% (ICE LIBOR USD 3 Month+6.73%), 01/15/43	3,096,626
		31,114,820
Finance - Other Services: 0.3%
95,500	National Rural Utilities Cooperative Finance Corp. 5.50%, 05/15/64 †	2,579,455

Government: 0.4%
104,441	Tennessee Valley Authority 2.13% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28	2,691,445

Industrial: 1.1%
148,025	GFL Environmental, Inc. 6.00%, 03/15/23 †	8,190,223

Real Estate Investment Trusts: 19.4%
	AGNC Investment Corp.
219,650	6.13% (ICE LIBOR USD 3 Month+4.70%), 04/15/25	4,834,496
153,755	6.50% (ICE LIBOR USD 3 Month+4.99%), 10/15/24	3,493,314
124,150	7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22	2,921,250
102,663	American Homes 4 Rent 6.50%, 05/24/21	2,682,584
	Annaly Capital Management, Inc.
162,351	6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23	3,459,700
169,036	6.75% (ICE LIBOR USD 3 Month+4.99%), 06/30/24	3,821,904
275,040	6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22	6,174,648
175,721	7.50%, 09/08/20 †	4,410,597
95,500	Brookfield Property REIT, Inc. 6.38%, 09/01/20 †	1,556,650
98,641	Capstead Mortgage Corp. 7.50%, 09/01/20	2,257,892
	Chimera Investment Corp.
99,319	7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25	1,946,652
124,150	8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24	2,531,419
	Colony Capital, Inc.
120,331	7.13%, 09/22/22 †	2,358,488
109,826	7.13%, 09/01/20	2,195,422
131,790	7.15%, 06/05/22 †	2,604,170
	Digital Realty Trust, Inc.
131,790	5.20%, 10/10/24 †	3,538,562
95,500	5.88%, 09/01/20	2,436,205
95,500	6.35%, 08/31/20	2,422,835
	Diversified Healthcare Trust
133,700	5.63%, 08/01/42	2,421,307
95,500	6.25%, 02/01/46 †	1,785,850
109,826	Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27	2,300,855
101,040	Kimco Realty Corp. 5.25%, 12/20/22	2,476,490
105,050	MFA Financial, Inc. 6.50% (ICE LIBOR USD 3 Month+5.34%), 03/31/25	1,889,850
163,965	Monmouth Real Estate Investment Corp. 6.13%, 09/15/21	4,118,801
131,790	National Retail Properties, Inc. 5.20%, 10/11/21 †	3,239,398
	New Residential Investment Corp.
153,755	6.38% (ICE LIBOR USD 3 Month+4.97%), 02/15/25	2,889,056
107,915	7.13% (ICE LIBOR USD 3 Month+5.64%), 08/15/24	2,186,358
118,420	Office Properties Income Trust 5.88%, 05/01/46 †	2,967,605
124,150	PS Business Parks, Inc. 4.88%, 11/04/24	3,157,135
	Public Storage
215,830	4.63%, 06/17/25	5,648,271
98,843	4.70%, 11/15/24 †	2,632,189
120,807	4.88%, 09/12/24	3,293,199
133,700	4.90%, 10/14/21	3,450,797
124,150	4.95%, 07/20/21	3,203,070
114,600	5.05%, 08/09/22 †	3,071,280
106,961	5.15%, 06/02/22 †	2,823,770
190,999	5.20%, 09/01/20	4,836,095
114,600	5.40%, 01/20/21	2,958,972
108,870	5.60%, 03/11/24	3,103,884
122,998	RLJ Lodging Trust 1.95%, Perpetual Maturity	2,709,646
	Two Harbors Investment Corp.
112,689	7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25	2,250,399
109,826	7.63% (ICE LIBOR USD 3 Month+5.35%), 07/27/27	2,287,676
237,520	VEREIT, Inc. 6.70%, 09/01/20	6,111,390
	Vornado Realty Trust
122,049	5.25%, 12/13/22	2,794,922
114,600	5.40%, 09/01/20	2,641,530
114,600	5.70%, 09/01/20 †	2,761,860
		141,658,443
Reinsurance: 4.0%
	Aspen Insurance Holdings Ltd.
95,500	5.63%, 10/01/24 †	2,419,970
95,500	5.63%, 01/01/27	2,397,050
105,050	5.95% (ICE LIBOR USD 3 Month+4.06%), 07/01/23 †	2,777,522
210,100	Axis Capital Holdings Ltd. 5.50%, 11/07/21	5,378,560
112,249	PartnerRe Ltd. 7.25%, 04/29/21 †	2,919,596
	Reinsurance Group of America, Inc.
152,801	5.75% (ICE LIBOR USD 3 Month+4.04%), 06/15/56	4,186,747
152,801	6.20% (ICE LIBOR USD 3 Month+4.37%), 09/15/42 †	4,117,987
	RenaissanceRe Holdings Ltd.
105,050	5.38%, 09/01/20 †	2,675,624
95,500	5.75%, 06/30/23 †	2,617,655
		29,490,711
Technology: 0.4%
162,351	Pitney Bowes, Inc. 6.70%, 03/07/43	2,763,214

Utilities: 39.3%
95,500	Alabama Power Co. 5.00%, 10/01/22 †	2,546,985
	Algonquin Power & Utilities Corp.
133,700	6.20% (ICE LIBOR USD 3 Month+4.01%), 07/01/79	3,617,922
109,826	6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/78 †	3,003,741
153,755	American Electric Power Co., Inc. 6.13%, 03/15/22 †	7,933,758
186,704	CenterPoint Energy, Inc. 7.00%, 09/01/21	6,749,350
	CMS Energy Corp.
106,961	5.88%, 10/15/78 †	2,916,826
240,661	5.88%, 03/01/79	6,637,430
	Dominion Energy, Inc.
305,600	5.25%, 07/30/76 †	7,951,712
153,755	7.25%, 06/01/22	15,988,982
	DTE Energy Co.
152,801	5.25%, 12/01/77 †	4,066,035
114,600	5.38%, 06/01/76 †	2,964,702
106,961	6.00%, 12/15/76	2,849,441
248,301	6.25%, 11/01/22	11,195,892
	Duke Energy Corp.
190,999	5.13%, 01/15/73 †	4,931,594
190,999	5.63%, 09/15/78 †	5,340,332
382,001	5.75%, 06/15/24 †	10,890,849
156,620	Entergy Arkansas, LLC 4.88%, 09/01/66 †	4,105,010
103,141	Entergy Louisiana, LLC 4.88%, 09/01/66	2,676,509
99,319	Entergy Mississippi, LLC 4.90%, 10/01/66	2,618,049
103,141	Georgia Power Co. 5.00%, 10/01/77	2,743,551
	NextEra Energy Capital Holdings, Inc.
171,901	5.00%, 01/15/73 †	4,366,285
190,999	5.13%, 11/15/72	4,853,285
217,741	5.25%, 06/01/76	5,704,814
262,625	5.65%, 03/01/79	7,311,480
	NextEra Energy, Inc.
286,501	4.87%, 09/01/22	15,817,720
477,501	5.28%, 03/01/23	23,130,148
190,999	NiSource, Inc. 6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24	5,242,923
138,533	PG&E Corp. 5.50%, 08/16/23	13,887,933
171,901	PPL Capital Funding, Inc. 5.90%, 04/30/73 †	4,423,013
152,801	SCE Trust II 5.10%, 09/01/20 †	3,691,672
105,050	SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24 †	2,372,029
124,150	SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25 †	2,728,817
114,600	SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26 †	2,569,332
181,449	SCE Trust VI 5.00%, 06/26/22 †	4,169,698
	Sempra Energy
289,364	5.75%, 07/01/79	7,789,679
164,738	6.00%, 01/15/21	16,826,339
	Southern Co.
382,001	4.95%, 01/30/80 †	10,008,426
305,600	5.25%, 10/01/76 †	8,064,784
171,901	5.25%, 12/01/77 †	4,632,732
382,001	6.25%, 10/15/75 †	9,741,025
329,476	6.75%, 08/01/22	15,195,433
95,500	Spire, Inc. 5.90%, 08/15/24 †	2,607,150
		286,863,387
Total Preferred Securities (Cost: $741,449,113)		729,819,068
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.8% (Cost: $20,182,118) Money Market Fund: 2.8%
20,182,118	State Street Navigator Securities Lending Government Money Market Portfolio	20,182,118

Total Investments: 102.7% (Cost: $761,631,231)		750,001,186
Liabilities in excess of other assets: (2.7)%		(19,700,073)
NET ASSETS: 100.0%		$730,301,113

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $22,994,932.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	2.8%	$20,723,910
Communications	13.6	99,563,313
Consumer, Cyclical	4.8	34,825,631
Consumer, Non-cyclical	9.5	69,354,516
Energy	4.3	31,114,820
Financial	0.4	2,579,455
Government	0.4	2,691,445
Industrial	1.1	8,190,223
Real Estate Investment Trusts	19.4	141,658,443
Reinsurance	4.0	29,490,711
Technology	0.4	2,763,214
Utilities	39.3	286,863,387
	100.0%	$729,819,068

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.9%
Alabama: 1.1%
$500,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22 (c)	$550,220
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
150,000	6.45%, 08/31/20 (c)	150,009
150,000	6.45%, 08/31/20 (c)	150,009
500,000	Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 09/01/25 (c) (p)	576,360
1,000,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 01/01/24 (c) (p)	1,108,130
		2,534,728
American Samoa: 0.3%
	American Samoa Economic Development Authority, Series A (RB)
400,000	6.00%, 09/01/23	424,704
250,000	6.50%, 09/01/28	306,397
		731,101
Arizona: 1.3%
	Arizona Industrial Development Authority, Basis School Projects, Series A (RB)
225,000	4.75%, 07/01/23 (c)	240,397
200,000	5.00%, 07/01/26	221,962
500,000	Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	506,820
520,000	Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	541,284
500,000	Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB) 4.00%, 07/01/25	515,755
240,000	Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	253,819
250,000	Pima County Industrial Development Authority, American Leadership Academy Project (RB) 4.13%, 06/15/22 (c)	250,190
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	68,667
200,000	5.25%, 12/01/23	227,594
65,000	5.25%, 12/01/24	76,369
10,000	5.25%, 12/01/28	12,961
		2,915,818
California: 7.4%
250,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series A (RB) 5.00%, 05/01/23	280,077
195,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series C (RB) 5.00%, 05/01/21 (c)	200,731
	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series H (RB)
500,000	5.00%, 05/01/26	613,245
500,000	5.00%, 05/01/27	627,135
500,000	5.00%, 05/01/29	653,170
375,000	Bay Area Toll Authority, Series S-4 (RB) 5.00%, 04/01/23 (c)	423,446
320,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E (RB) 5.63%, 08/31/20 (c)	321,149
280,000	California Infrastructure and Economic Development Bank, The J. David Gladstone Institutes Project, Series A (RB) 5.00%, 10/01/21 (c)	295,406
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
50,000	5.00%, 02/01/27 (c)	60,943
50,000	5.00%, 02/01/27	61,173
	California Municipal Finance Authority, LINXS APM Project, Series A (RB)
545,000	5.00%, 06/30/27	663,576
220,000	5.00%, 06/30/28	272,470
2,210,000	California Municipal Finance Authority, United Airlines, Inc. Los Angeles International Airport Project (RB) 4.00%, 07/15/29	2,221,536
1,000,000	California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22 (d) *	540,000
400,000	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A-1 (RB) 3.38%, 07/01/25	444,376
100,000	California Statewide Communities Development Authority, Baptist University, Series A (RB) 3.00%, 11/01/22	100,170
180,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 08/31/20 (c)	168,203
515,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 08/31/20 (c)	495,981
200,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 5.00%, 07/01/24	206,764
350,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	399,500
250,000	California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	260,803
500,000	California Statewide Communities Development Authority, Southern California Edison Company, Series C (RB) 2.63%, 12/01/23 (p)	529,410
25,000	City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	25,140
500,000	City of Oroville Hospital (RB) 5.00%, 04/01/29 (c)	552,895
375,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	397,939
250,000	County of Sacramento, Airport System, Series C (RB) 5.00%, 07/01/27	311,245
115,000	County of Sacramento, Airport System, Series E (RB) 5.00%, 07/01/28	146,328
580,000	El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/26 (c)	574,792
145,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	156,068
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
110,000	5.00%, 06/01/23	123,438
110,000	5.00%, 06/01/25	131,305
250,000	5.00%, 06/01/26	305,810
110,000	Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/26	134,825
230,000	Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/24	265,185
265,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.50%, 11/15/30	360,347
165,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	179,211
1,250,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,398,325
	Palomar Health (RB)
250,000	5.00%, 11/01/25	299,072
90,000	5.00%, 11/01/26 (c)	109,886
250,000	Port of Oakland (RB) 5.00%, 11/01/23	281,005
110,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	127,018
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	127,226
200,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/22	224,082
	San Francisco Community College District (GO)
85,000	5.00%, 06/15/22	92,754
205,000	5.00%, 06/15/25 (c)	248,030
120,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	129,632
145,000	Tobacco Securitization Authority of Southern California, Series B-1 (RB) 2.25%, 06/01/29	157,226
370,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21 (d) *	222,000
100,000	Westlands Water District, Series A (RB) (AGM) 5.00%, 09/01/22 (c)	109,868
		17,029,916
Colorado: 2.3%
500,000	Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 4.38%, 12/01/23 (c)	514,955
295,000	City and County of Denver, Airport System, Series A (RB) 5.00%, 12/01/28 (c)	378,886
125,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	136,974
120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	126,546
1,500,000	Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	1,571,160
655,000	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	635,671
585,000	Green Valley Ranch East Metropolitan District No. 6, Series A 5.25%, 09/01/25 (c)	589,569
500,000	Painted Prairie Public Improvement Authority (RB) 4.00%, 12/01/24 (c)	510,495
140,000	Public Authority for Colorado Energy, Natural Gas Purchase (RB) 6.25%, 11/15/28	179,624
200,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	203,924
500,000	STC Metropolitan District No. 2, Series A (GO) 4.00%, 12/01/24 (c)	500,915
		5,348,719
Connecticut: 1.2%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	450,170
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22	254,093
250,000	5.50%, 02/01/23	258,688
250,000	State of Connecticut, Series B (GO) 5.00%, 04/15/28	324,007
100,000	State of Connecticut, Series D (GO) 5.00%, 11/01/21 (c)	105,366
250,000	State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 09/01/26 (c)	310,065
500,000	Town of Hamden (RB) 5.00%, 01/01/26 (c)	515,555
380,000	University of Connecticut, Series A (RB) 5.00%, 03/15/25	456,703
		2,674,647
District of Columbia: 0.5%
1,250,000	District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.13%, 07/01/24 (c)	1,209,400
Florida: 5.8%
470,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series C 4.00%, 09/15/27 (c)	490,393
250,000	Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.13%, 06/15/27	256,460
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
1,750,000	6.25%, 08/31/20 (c) (p)	1,541,260
2,730,000	6.38%, 08/31/20 (c) (p)	2,382,580
4,750,000	6.50%, 08/31/20 (c) (p)	4,125,897
500,000	Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB) 5.00%, 05/01/22 (c)	535,270
110,000	JEA Electric System, Series Three B (RB) 5.00%, 10/01/27 (c)	140,575
315,000	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/25 (c)	307,575
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	276,635
250,000	5.00%, 10/01/24	284,237
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	259,983
500,000	Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	524,910
120,000	School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	146,087
250,000	School District of St. Lucie County, Sales Tax (RB) (AGM) 5.00%, 10/01/25	305,752
415,000	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB) 5.00%, 11/15/26 (c)	405,040
500,000	Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	527,765
	Village Community Development District No. 13 (SA)
500,000	2.63%, 05/01/24	501,475
250,000	3.00%, 05/01/29	253,905
		13,265,799
Georgia: 1.7%
250,000	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB) 6.00%, 01/01/23	209,940
	Burke County Development Authority (RB)
250,000	2.25%, 05/25/23 (p)	258,058
250,000	2.93%, 03/12/24 (p)	265,975
1,000,000	Burke County Development Authority, Series E (RB) 3.25%, 02/03/25 (p)	1,089,840
250,000	Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	238,415
400,000	Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG) 3.00%, 04/01/24	384,260
280,000	Georgia Local Government (CP) (NATL) 4.75%, 06/01/28	325,564
325,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 6.13%, 01/01/25 (d) *	231,563
	Main Street Natural Gas, Inc., Series A-1 (RB)
130,000	5.50%, 09/15/23	147,979
135,000	5.50%, 09/15/25	163,949
250,000	Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	270,107
250,000	White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/26 (c)	258,520
		3,844,170
Guam: 1.1%
480,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	479,026
	Guam Government, Business Privilege Tax, Series A (RB)
300,000	5.00%, 01/01/22 (c)	311,064
110,000	5.00%, 01/01/22 (c)	113,850
360,000	Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	406,638
1,000,000	Guam Government, Series A (RB) 5.00%, 12/01/24	1,110,630
		2,421,208
Hawaii: 0.0%
60,000	Kuakini, Hawaii Health System, Series A (RB) 6.30%, 08/31/20 (c)	60,223
Illinois: 17.9%
	Chicago Board of Education, Series A (GO)
250,000	0.00%, 12/01/22 ^	236,748
310,000	0.00%, 12/01/24 ^	277,732
310,000	0.00%, 12/01/26 ^	259,771
435,000	0.00%, 12/01/28 ^	339,509
500,000	4.00%, 12/01/22	514,580
200,000	5.00%, 12/01/28 (c)	237,636
250,000	5.00%, 12/01/28 (c)	282,345
230,000	5.50%, 12/01/26	261,551
200,000	7.00%, 12/01/25 (c)	241,818
1,000,000	Chicago Board of Education, Series B (GO) 5.00%, 12/01/29 (c)	1,136,130
350,000	Chicago Board of Education, Series B-1 (GO) 0.00%, 12/01/23 ^	322,896
500,000	Chicago Board of Education, Series C (GO) 5.00%, 12/01/27	563,335
	Chicago O’Hare International Airport, Series B (RB)
300,000	4.00%, 01/01/22 (c)	310,686
105,000	5.00%, 01/01/25 (c)	123,144
575,000	Chicago School Reform Board of Trustees, Series A (GO) 0.00%, 12/01/29 ^	431,865
	Chicago School Reform Board of Trustees, Series B-1 (GO)
515,000	0.00%, 12/01/24 ^	461,394
560,000	0.00%, 12/01/25 ^	486,203
490,000	0.00%, 12/01/26 ^	410,605
1,515,000	0.00%, 12/01/28 ^	1,182,427
585,000	0.00%, 12/01/29 ^	439,376
190,000	0.00%, 12/01/30 ^	136,920
200,000	Chicago Transit Authority (RB) 5.25%, 12/01/21 (c)	209,166
115,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/24	132,023
105,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	105,636
100,000	City of Chicago, Motor Fuel Tax (RB) (AGM) 5.00%, 01/01/24 (c)	111,269
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
280,000	5.00%, 01/01/25	306,589
350,000	5.25%, 01/01/25 (c)	377,331
	City of Chicago, Series A (GO)
715,000	5.00%, 01/01/24 (c)	763,427
500,000	5.00%, 01/01/30	569,470
270,000	5.25%, 01/01/24 (c)	289,821
180,000	5.25%, 01/01/24 (c)	192,875
	City of Chicago, Series C (GO)
300,000	5.00%, 01/01/22 (c)	309,090
95,000	5.00%, 01/01/22	101,298
455,000	5.00%, 01/01/23	480,462
400,000	5.00%, 01/01/24	430,776
1,090,000	5.00%, 01/01/25	1,193,670
	City of Chicago, Water Revenue, Second Lien (RB)
100,000	5.00%, 11/01/22 (c)	108,182
150,000	5.00%, 11/01/24 (c)	171,597
100,000	5.00%, 11/01/24 (c)	113,790
270,000	5.00%, 11/01/24 (c)	308,124
100,000	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB) 5.00%, 11/01/26 (c)	119,775
240,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	247,829
500,000	Cook County, Series A (GO) 5.25%, 11/15/21 (c)	525,870
1,190,000	Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27	1,188,013
250,000	Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB) 5.00%, 11/01/26 (c)	268,845
500,000	Illinois Finance Authority, Navistar International Corp. Project 4.75%, 08/01/30 (p)	512,805
100,000	Illinois Finance Authority, Roosevelt University (RB) 5.40%, 08/31/20 (c)	100,093
250,000	Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	230,430
260,000	Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	220,210
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
215,000	0.00%, 12/15/22 ^	203,416
130,000	0.00%, 12/15/24 ^	116,839
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
115,000	0.00%, 06/15/28 ^	92,102
110,000	5.00%, 06/15/22 (c)	115,150
970,000	5.00%, 06/15/22 (c)	1,008,131
35,000	5.00%, 12/15/22	37,072
500,000	5.00%, 12/15/27 (c)	571,965
330,000	Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	412,668
	State of Illinois (RB)
100,000	3.75%, 06/15/21 (c)	101,330
290,000	4.00%, 03/01/22 (c)	296,928
185,000	4.00%, 08/01/22 (c)	190,879
430,000	4.00%, 06/15/26 (c)	467,315
300,000	4.13%, 03/01/22 (c)	306,999
100,000	4.13%, 11/01/26 (c)	106,147
540,000	5.00%, 08/31/20 (c)	541,215
1,355,000	5.00%, 11/01/21	1,403,550
445,000	5.00%, 01/01/22 (c)	460,864
200,000	5.00%, 02/01/22	208,444
655,000	5.00%, 05/01/22	686,840
180,000	5.00%, 06/15/22	189,844
750,000	5.00%, 08/01/22	791,452
920,000	5.00%, 08/01/22 (c)	970,333
195,000	5.00%, 08/01/22	207,786
190,000	5.00%, 06/15/23 (c)	205,267
285,000	5.00%, 06/15/23 (c)	307,144
525,000	5.00%, 06/15/23	568,281
700,000	5.00%, 08/01/23	756,490
500,000	5.00%, 02/01/24	546,045
150,000	5.00%, 02/01/24 (c)	163,673
120,000	5.00%, 02/01/24	131,051
100,000	5.00%, 05/01/24 (c)	108,925
705,000	5.00%, 11/01/24	779,857
1,315,000	5.00%, 12/01/25	1,484,951
200,000	5.00%, 01/01/26	226,020
515,000	5.00%, 02/01/26	582,712
100,000	5.00%, 06/01/26	113,669
455,000	5.00%, 06/01/26 (c)	514,628
500,000	5.00%, 02/01/27	573,325
275,000	5.25%, 07/01/23 (c)	296,403
60,000	5.50%, 07/01/23 (c)	65,432
500,000	5.50%, 07/01/23 (c)	545,420
270,000	5.50%, 07/01/23 (c)	295,172
	State of Illinois, Series A (GO)
220,000	4.00%, 08/31/20 (c)	220,227
100,000	4.00%, 01/01/22 (c)	102,178
100,000	4.00%, 01/01/22 (c)	101,855
170,000	4.00%, 01/01/22 (c)	174,136
105,000	4.00%, 01/01/22	107,753
50,000	4.00%, 01/01/22 (c)	51,250
315,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	359,667
	State of Illinois, Series D (GO)
165,000	3.25%, 11/01/26	168,924
500,000	5.00%, 11/01/25	561,935
2,505,000	5.00%, 11/01/26	2,850,590
130,000	5.00%, 11/01/27	149,673
110,000	5.00%, 11/01/27 (c)	126,239
		41,071,298
Indiana: 0.3%
290,000	City of Anderson, Anderson University (RB) 4.75%, 10/01/22 (c)	249,890
165,861	City of Carmel (RB) 7.00%, 11/15/22 (c) (d) *	1,659
500,000	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.00%, 11/01/30	525,130
		776,679
Iowa: 1.1%
270,000	City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	262,184
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
415,000	3.13%, 12/01/20 (c)	420,627
500,000	5.25%, 12/01/23 (c)	524,330
450,000	Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB) 5.00%, 03/01/24 (c)	486,319
880,000	Iowa Higher Education Loan Authority, Wartburg College Project (RB) 4.00%, 10/01/25	881,074
		2,574,534
Kansas: 0.5%
450,000	City of Goddard, Olympic Park Star Bond Project (RB) 3.60%, 12/01/22 (c)	440,851
595,000	Kansas Development Finance Authority, Village Shalom Project, Series B (RB) 4.00%, 11/15/25	584,689
		1,025,540
Kentucky: 0.6%
140,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	171,513
325,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/26 (c)	396,981
500,000	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB) 5.50%, 11/15/26 (c)	363,855
100,000	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	101,244
175,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/25 (c)	205,482
140,000	Kentucky State Property and Building Commission No. 108, Series A (RB) 5.00%, 08/01/25 (c)	165,108
		1,404,183
Louisiana: 1.6%
	Calcasieu Parish Memorial Hospital Service District (RB)
1,025,000	5.00%, 12/01/27	1,241,582
150,000	5.00%, 12/01/29	184,898
20,000	City of New Orleans, Sewerage Service (RB) 5.00%, 06/01/22	21,698
600,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 5.50%, 11/15/25	620,928
329,665	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *	3
521,317	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	5
910,000	Parish of St. Charles, Gulf Opportunity Zone, Valero Project (RB) 4.00%, 06/01/22 (p)	952,624
500,000	Parish of St. James, NuStar Logistics, L.P. Project (RB) 6.10%, 06/01/30 (p)	594,885
		3,616,623
Maryland: 1.7%
200,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 4.00%, 09/01/27	206,696
150,000	City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	154,679
350,000	County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	378,941
200,000	County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	204,826
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	696,779
245,000	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	244,255
1,000,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series A (RB) 5.00%, 11/30/21 (c)	1,001,970
425,000	Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	491,848
500,000	Mayor and Council of Rockville, Ingleside at King Farm Project, Series C-1 (RB) 3.50%, 08/31/20 (c)	490,080
		3,870,074
Massachusetts: 0.9%
490,000	Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	519,042
310,000	Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB) 5.00%, 07/01/26 (c)	376,290
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	141,774
250,000	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 10/01/22 (c)	265,990
335,000	Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	403,239
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	117,701
275,000	Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	315,887
		2,139,923
Michigan: 0.7%
250,000	Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	251,238
580,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	633,957
155,000	Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	184,647
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
485,000	5.13%, 08/17/20 (c)	485,470
50,000	5.25%, 08/17/20 (c)	50,051
		1,605,363
Minnesota: 0.4%
100,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	100,802
160,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	154,642
350,000	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB) 5.25%, 07/01/25 (c)	370,107
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	256,320
120,000	Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	130,918
		1,012,789
Missouri: 0.6%
170,000	City of St. Ann, Northwest Plaza Redevelopment, Series A (TA) 4.00%, 11/01/26	167,042
220,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	201,542
475,000	Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) 4.38%, 03/15/28 (c)	431,181
500,000	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	543,975
		1,343,740
Montana: 0.1%
220,000	City of Forsyth, Rosebud County, Montana Pollution Control (RB) 2.00%, 08/01/23	227,634
Nebraska: 0.1%
100,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/28	126,744
100,000	Nebraska Public Power District (RB) 5.00%, 01/01/22	106,850
		233,594
Nevada: 1.2%
405,000	City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 08/31/20 (c)	367,201
450,000	City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB) 2.50%, 06/15/24	446,548
	Clark County School District, Series B (GO) (AGM)
250,000	5.00%, 06/15/29 (c)	329,067
250,000	5.00%, 06/15/29	330,857
115,000	Clark County School District, Series C (GO) 5.00%, 12/15/25 (c)	137,992
500,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	500,240
535,000	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	550,638
		2,662,543
New Hampshire: 0.5%
250,000	New Hampshire Business Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	256,488
290,000	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c)	261,621
700,000	New Hampshire Health and Education Facilities Authority, Rivermead Issue, Series A (RB) 6.63%, 07/01/21 (c)	712,495
		1,230,604
New Jersey: 12.7%
240,000	Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 0.00%, 11/01/22 ^	231,653
635,000	Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	667,099
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
345,000	4.25%, 06/15/22 (c)	350,182
165,000	5.00%, 06/15/22	171,783
150,000	5.00%, 06/15/22 (c)	155,831
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
225,000	5.13%, 08/20/22 (c)	230,477
2,000,000	5.25%, 08/20/22 (c)	2,049,180
300,000	5.75%, 09/15/22 (c)	296,004
75,000	New Jersey Economic Development Authority, Lions Gate Project (RB) 4.38%, 01/01/24	73,384
210,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	235,492
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
500,000	4.00%, 11/01/25	553,530
115,000	5.00%, 11/01/25	133,969
110,000	New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	134,537
115,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	137,626
100,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	118,991
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	511,330
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
520,000	5.25%, 03/01/21 (c)	531,783
240,000	5.25%, 03/01/21 (c)	245,438
225,000	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB) 5.00%, 03/01/22 (c)	236,079
145,000	New Jersey Economic Development Authority, School Facilities Construction, Series N-1 (RB) 5.50%, 09/01/23	164,050
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
655,000	5.00%, 03/01/23 (c)	703,391
565,000	5.00%, 03/01/23 (c)	608,652
640,000	5.00%, 03/01/23 (c)	687,936
300,000	5.00%, 03/01/23 (c)	326,709
200,000	5.00%, 03/01/23 (c)	216,908
500,000	5.00%, 03/01/23 (c)	539,895
340,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/24 (c)	379,773
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
440,000	4.25%, 06/15/25 (c)	485,263
130,000	4.38%, 06/15/25 (c)	143,252
345,000	5.00%, 06/15/25 (c)	395,346
750,000	New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 12/15/28 (c)	845,377
175,000	New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB) 4.13%, 07/01/25 (c)	164,710
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
145,000	5.00%, 06/15/24 (c)	161,962
175,000	5.00%, 06/15/24 (c)	196,798
315,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/24	359,305
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	622,310
	New Jersey Transportation Trust Fund Authority, Series A (RB)
120,000	0.00%, 12/15/25 ^	106,508
360,000	0.00%, 12/15/26 ^	309,722
825,000	0.00%, 12/15/30 ^	620,251
330,000	5.00%, 06/15/21 (c)	338,897
500,000	5.00%, 12/15/24	573,290
500,000	5.00%, 12/15/25	583,920
500,000	5.00%, 06/15/26 (c)	577,220
1,050,000	5.00%, 12/15/26	1,244,649
170,000	5.50%, 12/15/22	187,289
110,000	New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 5.00%, 06/15/26 (c)	128,296
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
235,000	4.00%, 06/15/22 (c)	242,873
605,000	5.00%, 06/15/22 (c)	637,827
200,000	5.00%, 06/15/22	213,734
205,000	5.00%, 06/15/22 (c)	217,519
285,000	5.00%, 06/15/23 (c)	309,946
275,000	5.00%, 06/15/25 (c)	315,131
500,000	5.00%, 12/15/28 (c)	599,890
100,000	5.25%, 06/15/25 (c)	114,961
365,000	5.25%, 06/15/25 (c)	415,855
100,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.25%, 06/15/21 (c)	102,909
1,500,000	New Jersey Transportation Trust Fund Authority, Series BB-1 (RB) 5.00%, 12/15/28 (c)	1,799,670
	New Jersey Transportation Trust Fund Authority, Series C (RB)
1,300,000	0.00%, 12/15/27 ^	1,090,674
1,415,000	0.00%, 12/15/28 ^	1,148,386
290,000	0.00%, 12/15/29 ^	233,743
540,000	0.00%, 12/15/30 ^	409,736
	New Jersey Transportation Trust Fund Authority, Series D (RB)
480,000	5.00%, 12/15/23	538,200
130,000	5.25%, 12/15/23	146,829
70,000	Pollution Control Financing Authority, Chambers Project, Series A (RB)
	5.00%, 12/01/23	73,790
	State of New Jersey, Various Purposes (GO)
80,000	3.00%, 06/01/26	88,562
110,000	4.00%, 06/01/23 (c)	119,485
100,000	5.00%, 06/01/27	124,561
	Tobacco Settlement Financing Corp., Series A (RB)
500,000	5.00%, 06/01/23	561,230
500,000	5.00%, 06/01/28 (c)	632,855
150,000	5.00%, 06/01/28 (c)	191,288
		29,065,701
New Mexico: 0.1%
250,000	Farmington, Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	252,825
New York: 8.0%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
1,600,000	5.00%, 07/15/23	1,714,832
1,750,000	5.00%, 07/15/24	1,910,002
100,000	5.00%, 07/15/26	112,616
1,800,000	5.00%, 01/15/27 (c)	2,000,664
100,000	5.00%, 01/15/27 (c)	112,642
100,000	5.00%, 01/15/27 (c)	113,019
740,000	Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	795,655
250,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 05/15/28 (c)	284,227
	Metropolitan Transportation Authority, Series D (RB)
125,000	5.00%, 11/15/21 (c)	132,820
150,000	5.00%, 11/15/21 (c)	159,384
25,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 5.00%, 08/31/20 (c)	25,006
105,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	111,412
250,000	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/24	284,617
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2,000,000	5.00%, 08/01/21 (c)	2,000,180
410,000	5.00%, 08/01/21 (c)	411,218
1,000,000	5.25%, 08/01/30 (c)	1,044,260
	New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
160,000	5.00%, 01/01/28 (c)	176,880
230,000	5.00%, 01/01/28 (c)	255,346
50,000	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB) 5.00%, 01/01/22	52,026
500,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	508,440
25,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/21 (c)	25,853
1,000,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 08/31/20 (c)	1,001,840
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
1,130,000	5.00%, 01/01/26 (c)	1,047,013
750,000	5.00%, 01/01/26 (c)	700,942
665,000	Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	741,023
	Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
120,000	4.00%, 05/15/23 (c)	116,846
100,000	4.13%, 05/15/23 (c)	97,881
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
70,000	5.00%, 06/01/27 (c)	86,005
70,000	5.00%, 06/01/27	86,348
1,500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/23	1,527,960
550,000	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	525,662
200,000	Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	205,584
		18,368,203
North Carolina: 0.4%
125,000	North Carolina Eastern Municipal Power Agency, Series B (RB) 6.00%, 01/01/25	155,930
265,000	North Carolina Medical Care Commission, Retirement Facilities (RB) 5.13%, 07/01/23	269,425
350,000	North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	406,045
		831,400
North Dakota: 0.4%
1,000,000	Grand Forks County, Solid Waste Disposal, Red River Biorefinery LLC (RB) 5.75%, 09/15/26 (c)	903,410
Ohio: 2.1%
500,000	American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/29	664,020
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
250,000	5.00%, 02/15/25	284,592
50,000	5.00%, 02/15/26	57,830
110,000	5.00%, 02/15/27 (c)	128,444
250,000	5.00%, 02/15/27	292,992
375,000	County of Licking, Health Care Facilities, Series A (RB) 5.10%, 07/01/25 (d) *	313,099
50,000	County of Muskingum, Genesis HealthCare System (RB) 4.00%, 02/15/23	53,133
260,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	237,125
2,000,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,159,100
550,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series D (RB) 2.88%, 02/01/26	569,965
		4,760,300
Oklahoma: 0.8%
210,900	Oklahoma Development Finance Authority, Inverness Village Community (RB) 5.75%, 01/01/22 (c) (d) *	2,109
250,000	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) 5.00%, 08/15/27	300,745
1,500,000	Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	1,510,110
		1,812,964
Oregon: 1.2%
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
1,000,000	6.50%, 04/01/28 (c) (d) *	650,000
1,500,000	6.50%, 04/01/28 (c) (d) *	975,000
500,000	11.50%, 04/01/26 (c) (d) *	325,000
500,000	Port of Portland, International Airport Passenger Facility Charge, Series A (RB) 5.00%, 07/01/21 (c)	519,105
325,000	Yamhill County Hospital Authority, Friendsview Retirement Community Oregon, Series A (RB) 5.00%, 11/15/24 (c)	342,319
		2,811,424
Pennsylvania: 4.5%
500,000	Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB) 4.88%, 11/01/24	476,735
	Allentown Neighborhood Improvement Zone Development Authority (RB)
550,000	5.00%, 05/01/22	570,449
555,000	5.00%, 05/01/23	586,230
1,250,000	5.00%, 05/01/27	1,396,575
250,000	5.00%, 05/01/28	277,552
1,000,000	5.00%, 05/01/28	1,072,420
200,000	Berks County Industrial Development Authority, Tower Health Project (RB) 4.00%, 11/01/27 (c)	208,784
80,000	City of Philadelphia, Gas Works, Series 13 (RB) 5.00%, 08/01/25	94,458
500,000	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	560,310
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
250,000	4.00%, 10/15/22	247,298
250,000	5.00%, 10/15/27	252,145
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	142,513
250,000	Doylestown Hospital Authority, Series A (RB) (SBG) 5.00%, 07/01/23 (c)	268,180
100,000	Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 4.00%, 07/01/26 (c)	106,430
415,000	Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network Issue, Series A (RB) (AMBAC) 4.00%, 01/15/25 (c)	431,189
1,000,000	Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB) 5.25%, 06/01/26	998,430
	Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
250,000	5.00%, 12/31/21	260,253
125,000	5.00%, 12/31/23	138,546
130,000	5.00%, 06/30/26	151,324
100,000	Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/26 (c)	119,323
575,000	Philadelphia Authority for Industrial Development, The Pavilion, Series A (RB) 3.00%, 12/01/21 (c)	462,881
100,000	Philadelphia Gas Works Co., Fourteenth Series (RB) 5.00%, 10/01/26	121,295
75,000	Redevelopment Authority of the City of Scranton, Series A (RB) 5.00%, 11/15/21	75,179
200,000	State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	246,366
500,000	Susquehanna Area Regional Airport Authority, Series A (RB) 5.00%, 01/01/23 (c)	521,380
	The Hospitals and Higher Education, Facilities Authority of Philiadelphia (RB)
115,000	5.00%, 07/01/26	134,990
275,000	5.00%, 07/01/27 (c)	324,604
		10,245,839
Puerto Rico: 3.2%
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
485,000	5.25%, 07/01/22 (c)	512,887
780,000	6.13%, 07/01/24	835,575
185,000	Puerto Rico Convention Center District Authority, Series A (RB) (CIFG) 5.00%, 08/31/20 (c)	186,225
250,000	Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 08/31/20 (c)	251,655
100,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.63%, 08/31/20 (c)	103,500
200,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB) 5.00%, 08/31/20 (c)	200,000
780,000	Puerto Rico Municipal Finance Agency (RB) (AGM) 5.00%, 08/31/20 (c)	784,602
	Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
1,605,013	0.00%, 07/01/24 ^	1,468,924
2,610,000	0.00%, 07/01/27 ^	2,189,503
96,000	0.00%, 07/01/28 (c) ^	64,356
151,000	0.00%, 07/01/28 (c) ^	109,612
808,000	0.00%, 07/01/28 (c) ^	635,508
		7,342,347
Rhode Island: 0.1%
155,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	189,701
115,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	127,771
		317,472
South Carolina: 0.6%
109,791	Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	48,239
500,000	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	541,260
425,000	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	423,121
220,000	South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	255,497
		1,268,117
Tennessee: 0.9%
500,000	Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	421,335
25,000	Clarksville Natural Gas Acquisition Corp. (RB) 5.00%, 12/15/21	26,392
2,000,000	Franklin Health and Educational Facilities Board, Provision CARES Proton Therapy Center, Nashville Project, Series A (RB) 6.50%, 06/01/27 (d) *	1,300,000
220,000	Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA) 4.75%, 07/01/27	222,836
		1,970,563
Texas: 5.8%
200,000	Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/26	202,724
120,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	137,568
395,000	City of Austin, Airport System (RB) 5.00%, 11/15/24 (c)	456,114
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
1,000,000	4.75%, 07/01/24	1,019,030
1,500,000	5.00%, 07/15/28	1,565,595
	Clifton Higher Education Finance Corp., Series A (RB)
100,000	4.63%, 08/15/25	106,407
200,000	5.13%, 08/15/25 (c)	221,182
1,065,000	6.00%, 09/28/23 (c)	1,174,418
500,000	Clifton Higher Education Finance Corp., Series D (RB) 5.25%, 08/15/25 (c)	564,360
335,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	338,705
215,000	Harris County, Houston Sports Authority, Junior Lien, Series H (RB) 0.00%, 11/15/29 ^	160,717
260,000	Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	310,796
300,000	Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) 5.00%, 02/15/26 (c)	274,377
600,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Island Campus, LLC, Series A (RB) 5.00%, 04/01/27 (c)	615,402
1,000,000	New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Series A (RB) 4.00%, 08/15/25 (c)	1,019,170
100,000	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB) 4.00%, 08/15/21 (c)	100,400
250,000	New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	260,350
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
100,000	5.00%, 07/01/23	83,000
100,000	5.00%, 07/01/24	83,000
75,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	76,308
145,000	North Texas Tollway Authority, First Tier, Series D (RB) 0.00%, 01/01/29 ^	128,582
185,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/26 (c)	224,934
	SA Energy Acquisition Public Facility Corp. (RB)
75,000	5.50%, 08/01/21	78,521
85,000	5.50%, 08/01/22	92,944
55,000	5.50%, 08/01/24	64,923
125,000	5.50%, 08/01/25	152,298
110,000	5.50%, 08/01/27	139,941
450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	473,346
190,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B-1 (RB) 4.50%, 08/31/20 (c) (d) *	123,500
230,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB) 5.00%, 11/15/25 (c)	214,698
200,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	195,802
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	544,115
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB)
240,000	5.25%, 12/15/21	254,170
155,000	5.25%, 12/15/22	170,591
15,000	5.25%, 12/15/23	17,109
60,000	5.25%, 12/15/24	70,634
100,000	5.25%, 12/15/25	121,000
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
115,000	5.00%, 12/15/21	121,029
70,000	5.00%, 12/15/22 (c)	76,076
1,000,000	5.00%, 12/15/22 (c)	1,088,520
105,000	5.00%, 12/15/22	114,382
		13,236,738
Vermont: 0.1%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	152,300
Virgin Islands: 1.4%
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
1,000,000	5.00%, 10/01/24 (c)	916,370
300,000	5.00%, 10/01/24	287,643
500,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB) 5.00%, 10/01/20 (c)	477,970
270,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB) 5.00%, 08/31/20 (c)	260,674
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
30,000	5.00%, 08/31/20 (c)	28,678
140,000	5.00%, 10/01/20 (c)	133,157
750,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 08/31/20 (c)	728,347
	Virgin Islands Water and Power Authority, Series A (RB)
225,000	4.00%, 07/01/21	218,741
150,000	5.00%, 08/31/20 (c)	142,710
75,000	5.00%, 08/31/20 (c)	70,215
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 08/31/20 (c)	50,641
		3,315,146
Virginia: 1.1%
140,000	Amherst Industrial Development Authority (RB) 4.75%, 08/31/20 (c)	133,549
500,000	Chesapeake Bay Bridge and Tunnel District, First Tier (RB) 5.00%, 11/01/23	558,275
75,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	75,115
	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB)
100,000	3.13%, 12/01/25 (c)	93,286
125,000	5.00%, 12/01/24	130,316
325,000	Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	333,417
500,000	Roanoke County Economic Development Authority, Series A (RB) 4.75%, 09/01/26 (c)	508,480
250,000	Roanoke Economic Development Authority, Residential Care Facility (RB) 4.30%, 09/01/27 (c)	244,195
500,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 08/31/20 (c)	495,745
		2,572,378
Washington: 1.6%
155,000	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	166,735
1,000,000	Klickitat County Public Hospital District No. 2 (RB) 4.00%, 12/01/27	1,012,910
480,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 02/01/25 (c) (p)	559,032
200,000	Washington State Housing Finance Commission, Hearthstone Project, Series B (RB) 3.13%, 08/31/20 (c)	196,960
475,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	514,515
100,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB) 5.50%, 08/21/20 (c)	100,064
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
250,000	3.75%, 07/01/26	240,360
500,000	4.00%, 01/01/25 (c)	505,715
500,000	Washington State Housing Finance Commission, Transforming Age Projects, Series B (RB) 2.38%, 07/01/21 (c)	465,920
		3,762,211
West Virginia: 0.4%
100,000	Brooke County Commission, Bethany College, Series A (RB) 5.75%, 04/01/21 (c)	96,415
545,000	County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA) 3.00%, 06/01/22 (c)	537,245
150,000	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB) 5.00%, 06/01/26	181,521
		815,181
Wisconsin: 2.6%
500,000	Public Finance Authority, Cedars Obligated Group (RB) 4.25%, 05/01/27 (c)	476,400
1,000,000	Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	1,086,760
	Public Finance Authority, Friends Homes (RB)
250,000	4.00%, 09/01/24	251,480
500,000	4.00%, 09/01/26 (c)	498,480
175,000	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	174,451
250,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	251,993
2,250,000	Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	2,521,980
240,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	248,287
	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB)
200,000	3.50%, 08/01/22	195,970
250,000	5.00%, 08/01/24 (c)	251,170
		5,956,971
Total Municipal Bonds: 98.9% (Cost: $228,772,213)		226,592,340
Other assets less liabilities: 1.1%		2,478,777
NET ASSETS: 100.0%		$229,071,117

Definitions:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing

Summary of Investments By Sector	% of Investments	Value
Education	7.7%	$17,381,284
Health Care	14.4	32,577,240
Housing	0.2	462,881
Industrial Revenue	22.2	50,288,696
Leasing	12.1	27,373,757
Local	8.4	18,986,998
Power	2.0	4,453,923
Solid Waste/Resource Recovery	0.0	8
Special Tax	10.9	24,651,307
State	8.4	19,091,618
Tobacco	2.6	6,028,907
Transportation	9.4	21,423,065
Water & Sewer	1.7	3,872,656
	100.0%	$226,592,340